UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 54.1%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	346	$6,532
Omnicom Group, Inc.	372	24,917

		31,449

Advertising Services - 0.0%

Sizmek, Inc.†	669	4,395

Aerospace/Defense - 1.5%

Aerovironment, Inc.†	663	15,945
Boeing Co.	3,589	469,011
Cubic Corp.	717	30,200
General Dynamics Corp.	4,256	604,480
Lockheed Martin Corp.	2,926	588,653
National Presto Industries, Inc.	152	12,472
Northrop Grumman Corp.	3,527	577,511
Raytheon Co.	1,383	141,840
Spirit AeroSystems Holdings, Inc., Class A†	1,195	61,076

		2,501,188

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	1,093	26,593
Aerojet Rocketdyne Holdings, Inc.†	2,008	41,304
Curtiss-Wright Corp.	1,537	100,996
Harris Corp.	3,119	239,602
Kaman Corp.	885	34,364
Moog, Inc., Class A†	1,250	78,875
United Technologies Corp.	1,511	138,423

		660,157

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	1,283	73,618
Intrepid Potash, Inc.†	1,824	14,428

		88,046

Agricultural Operations - 0.4%

Andersons, Inc.	865	30,604
Archer-Daniels-Midland Co.	11,743	528,317
Bunge, Ltd.	308	22,315

		581,236

Airlines - 0.4%

Alaska Air Group, Inc.	1,547	115,809
Allegiant Travel Co.	439	89,231
American Airlines Group, Inc.	2,766	107,819
Delta Air Lines, Inc.	2,231	97,673
Hawaiian Holdings, Inc.†	1,796	40,697
Republic Airways Holdings, Inc.†	1,642	5,057
SkyWest, Inc.	1,681	26,728
Southwest Airlines Co.	1,684	61,803
United Continental Holdings, Inc.†	1,227	69,902

		614,719

Apparel Manufacturers - 0.1%

G-III Apparel Group, Ltd.†	1,237	85,761
Oxford Industries, Inc.	470	39,555

		125,316

Appliances - 0.0%

iRobot Corp.†#	974	28,538

Applications Software - 1.4%

Constant Contact, Inc.†	1,044	25,849
Dealertrack Technologies, Inc.†	1,458	91,504
Ebix, Inc.#	901	25,579
Epiq Systems, Inc.	1,023	13,013
Intuit, Inc.	5,875	503,781
King Digital Entertainment PLC#	387	5,159
Microsoft Corp.	36,839	1,603,233
Progress Software Corp.†	1,650	44,699
Red Hat, Inc.†	152	10,976
Salesforce.com, Inc.†	456	31,628
Tangoe, Inc.†	1,206	9,045

		2,364,466

Athletic Footwear - 0.1%

NIKE, Inc., Class B	2,005	224,059

Audio/Video Products - 0.0%

Daktronics, Inc.	1,294	11,245
DTS, Inc.†	560	14,857
Universal Electronics, Inc.†	504	22,977
VOXX International Corp.†	685	5,309

		54,388

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	1,037	65,735

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	2,014	118,766

Auto/Truck Parts & Equipment-Original - 0.4%

Allison Transmission Holdings, Inc.	4,070	116,402
Delphi Automotive PLC	5,078	383,491
Gentherm, Inc.†	1,171	53,386
Superior Industries International, Inc.	744	14,210
Titan International, Inc.#	1,751	16,074
Visteon Corp.†	660	65,776

		649,339

Auto/Truck Parts & Equipment-Replacement - 0.1%

Dorman Products, Inc.†#	1,001	50,400
Standard Motor Products, Inc.	669	23,683

		74,083

Banks-Commercial - 1.8%

Banner Corp.	628	27,889
BBCN Bancorp, Inc.	2,573	37,437
Cardinal Financial Corp.	1,050	23,425
Central Pacific Financial Corp.	995	20,636
City Holding Co.	498	23,715
Columbia Banking System, Inc.	1,723	52,224
Community Bank System, Inc.	1,332	47,499
Cullen/Frost Bankers, Inc.	2,327	150,464
CVB Financial Corp.	3,130	50,862
East West Bancorp, Inc.	3,800	153,558
First BanCorp†	3,371	13,518
First Commonwealth Financial Corp.	2,941	26,028
First Financial Bancorp	1,991	36,714
First Financial Bankshares, Inc.#	2,080	64,771
First Horizon National Corp.	10,449	151,824
First Midwest Bancorp, Inc.	2,548	44,947
First NBC Bank Holding Co.†	514	17,990
FNB Corp.	5,689	71,454
Glacier Bancorp, Inc.	2,464	64,089
Hanmi Financial Corp.	1,050	25,452
Home BancShares, Inc.	1,907	72,695
Independent Bank Corp.	846	38,315
LegacyTexas Financial Group, Inc.	1,177	33,333

MB Financial, Inc.	2,107	69,405
National Penn Bancshares, Inc.	4,508	54,164
NBT Bancorp, Inc.	1,407	36,441
OFG Bancorp#	1,447	12,502
Old National Bancorp	3,415	47,127
Pinnacle Financial Partners, Inc.	1,088	51,593
Popular, Inc.†	7,593	222,930
PrivateBancorp, Inc.	2,286	86,525
Regions Financial Corp.	42,810	410,548
S&T Bancorp, Inc.	906	27,108
Signature Bank†	2,145	286,336
Simmons First National Corp., Class A	516	22,637
Southside Bancshares, Inc.	747	19,452
Talmer Bancorp, Inc., Class A	1,840	29,900
Texas Capital Bancshares, Inc.†	1,475	79,443
Tompkins Financial Corp.	392	20,576
TrustCo Bank Corp. NY	3,112	18,423
UMB Financial Corp.	1,329	66,623
United Bankshares, Inc.#	2,086	78,058
United Community Banks, Inc.	1,447	28,318
Westamerica Bancorporation#	834	37,647
Wilshire Bancorp, Inc.	2,241	23,934
Wintrust Financial Corp.	1,545	78,795

		3,057,324

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	2,722	32,392

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	852	20,729

Banks-Super Regional - 0.5%

Comerica, Inc.	1,467	64,548
Fifth Third Bancorp	442	8,804
Wells Fargo & Co.	15,166	808,803

		882,155

Batteries/Battery Systems - 0.1%

EnerSys	1,445	77,264

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	1,808	71,091
Coca-Cola Enterprises, Inc.	1,495	76,978
Dr Pepper Snapple Group, Inc.	152	11,663
Monster Beverage Corp.†	485	67,153
PepsiCo, Inc.	7,035	653,762

		880,647

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class C†	1,016	25,766

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	784	43,324
Gibraltar Industries, Inc.†	950	15,570
Quanex Building Products Corp.	1,123	20,158
Simpson Manufacturing Co., Inc.	1,379	48,141

		127,193

Building & Construction-Misc. - 0.1%

Aegion Corp.†	1,239	22,798
Comfort Systems USA, Inc.	1,215	33,680
Dycom Industries, Inc.†	1,112	79,052
MYR Group, Inc.†	679	19,480
TopBuild Corp.†	1,253	39,745

		194,755

Building Products-Air & Heating - 0.0%

AAON, Inc.	1,369	28,311

Building Products-Cement - 0.0%

Headwaters, Inc.†	2,392	48,271

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	952	49,647
Griffon Corp.	1,312	21,831
PGT, Inc.†	1,567	20,951

		92,429

Building Products-Wood - 0.1%

Boise Cascade Co.†	1,277	41,439
Universal Forest Products, Inc.	641	38,498

		79,937

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	888	6,376

Building-Maintenance & Services - 0.0%

ABM Industries, Inc.	1,691	54,129

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.	893	18,289

Building-Residential/Commercial - 0.1%

M/I Homes, Inc.†	817	20,409
Meritage Homes Corp.†	1,214	51,158
Ryland Group, Inc.	1,526	65,984
Standard Pacific Corp.†	4,765	40,264

		177,815

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	18,770	1,057,314
Time Warner Cable, Inc.	3,152	586,335

		1,643,649

Casino Hotels - 0.0%

Boyd Gaming Corp.†	2,573	41,425
Monarch Casino & Resort, Inc.†	313	5,493

		46,918

Casino Services - 0.0%

Scientific Games Corp., Class A†#	1,621	17,863

Chemicals-Diversified - 0.9%

Aceto Corp.	888	19,900
Dow Chemical Co.	11,580	506,741
E.I. du Pont de Nemours & Co.	6,987	359,830
Innophos Holdings, Inc.	685	32,928
Koppers Holdings, Inc.	679	14,123
LyondellBasell Industries NV, Class A	6,461	551,640
PPG Industries, Inc.	330	31,446

		1,516,608

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	1,379	9,405

Chemicals-Other - 0.0%

American Vanguard Corp.	811	10,835

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	944	32,408

Chemicals-Specialty - 0.2%

Balchem Corp.	1,006	58,881
Calgon Carbon Corp.	1,718	27,935
H.B. Fuller Co.	1,632	59,144
Hawkins, Inc.	320	12,176
Kraton Performance Polymers, Inc.†	1,001	21,131
OM Group, Inc.	1,001	33,533
Quaker Chemical Corp.	438	34,760
Stepan Co.	622	28,009

		275,569

Circuit Boards - 0.0%

Park Electrochemical Corp.	623	10,971
TTM Technologies, Inc.†	2,030	13,845

		24,816

Coal - 0.0%

Cloud Peak Energy, Inc.†#	2,129	10,177
SunCoke Energy, Inc.	2,076	23,832

		34,009

Commercial Services - 0.1%

Cintas Corp.	854	72,581
Healthcare Services Group, Inc.	2,306	77,113
HMS Holdings Corp.†	2,873	30,023
Medifast, Inc.†	376	10,441
Nutrisystem, Inc.	958	26,805

		216,963

Commercial Services-Finance - 0.6%

Automatic Data Processing, Inc.	1,897	146,676
Cardtronics, Inc.†	1,444	49,818
Green Dot Corp., Class A†	1,290	22,820
H&R Block, Inc.	8,079	274,848
Heartland Payment Systems, Inc.	1,177	70,126
LendingTree, Inc.†	206	21,826
MasterCard, Inc., Class A	270	24,940
Moody’s Corp.	521	53,303
PayPal Holdings, Inc.†	6,809	238,315
Total System Services, Inc.	2,669	122,320

		1,024,992

Communications Software - 0.1%

Digi International, Inc.†	861	8,816
SolarWinds, Inc.†	2,649	105,298

		114,114

Computer Aided Design - 0.1%

ANSYS, Inc.†	1,619	143,443

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	1,315	27,852

Computer Services - 0.6%

Accenture PLC, Class A	5,778	544,692
Amdocs, Ltd.	187	10,698
CACI International, Inc., Class A†	792	62,109
Ciber, Inc.†	2,273	7,774
Computer Sciences Corp.	1,536	95,217
Engility Holdings, Inc.	579	16,096
ExlService Holdings, Inc.†	1,042	37,700
Insight Enterprises, Inc.†	1,250	31,637
International Business Machines Corp.	765	113,136
LivePerson, Inc.†	1,650	15,098
Sykes Enterprises, Inc.†	1,269	31,915
TeleTech Holdings, Inc.	568	15,364
Virtusa Corp.†	872	46,146

		1,027,582

Computer Software - 0.1%

Blackbaud, Inc.	1,517	86,681

Computers - 2.0%

Apple, Inc.	24,941	2,812,347
Hewlett-Packard Co.	19,284	541,109

		3,353,456

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	433	4,447
Mercury Systems, Inc.†	1,083	17,155
MTS Systems Corp.	489	29,115
Super Micro Computer, Inc.†	1,182	32,327

		83,044

Computers-Memory Devices - 0.1%

Brocade Communications Systems, Inc.	13,725	146,171
EMC Corp.	3,021	75,132
Western Digital Corp.	130	10,655

		231,958

Computers-Periphery Equipment - 0.0%

Electronics for Imaging, Inc.†	1,529	66,924

Consulting Services - 0.1%

Booz Allen Hamilton Holding Corp.	2,463	65,762
Forrester Research, Inc.	357	11,285
Navigant Consulting, Inc.†	1,582	24,980

		102,027

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co., Class A†	1,415	17,900
Clorox Co.	931	103,499
Helen of Troy, Ltd.†	869	73,987
Kimberly-Clark Corp.	3,399	362,096
WD-40 Co.	441	36,929

		594,411

Containers-Paper/Plastic - 0.0%

KapStone Paper and Packaging Corp.	2,762	60,184

Cosmetics & Toiletries - 0.4%

Inter Parfums, Inc.	562	14,443
Procter & Gamble Co.	7,923	559,919

		574,362

Data Processing/Management - 0.2%

CSG Systems International, Inc.	1,033	31,930
Dun & Bradstreet Corp.	467	49,488
Fiserv, Inc.†	2,944	251,035

		332,453

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	569	19,921

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	2,498	23,306

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	1,363	26,074

Direct Marketing - 0.0%

Harte-Hanks, Inc.	1,325	5,101

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	457	51,878
Merit Medical Systems, Inc.†	1,445	32,874

		84,752

Distribution/Wholesale - 0.1%

Essendant, Inc.	1,255	43,298
Pool Corp.	1,415	98,597
ScanSource, Inc.†	914	34,915

		176,810

Diversified Banking Institutions - 0.9%

Bank of America Corp.	23,097	377,405
Citigroup, Inc.	12,357	660,852
JPMorgan Chase & Co.	5,948	381,267

		1,419,524

Diversified Manufacturing Operations - 1.4%

3M Co.	5,214	741,118
Actuant Corp., Class A	1,915	41,058
AZZ, Inc.	826	41,796
Barnes Group, Inc.	1,609	62,156
Dover Corp.	6,479	401,374
EnPro Industries, Inc.	736	34,916
Fabrinet†	982	19,522
Federal Signal Corp.	2,004	28,357
General Electric Co.	16,460	408,537
Harsco Corp.	2,598	30,033
Illinois Tool Works, Inc.	2,952	249,532
LSB Industries, Inc.†	638	15,254
Lydall, Inc.†	562	15,264
Parker-Hannifin Corp.	1,301	140,066
Pentair PLC	656	36,270
Standex International Corp.	408	32,648
Tredegar Corp.	841	12,186

		2,310,087

Diversified Minerals - 0.0%

US Silica Holdings, Inc.#	1,742	35,014

Diversified Operations - 0.0%

Wharf Holdings, Ltd.(1)	10,000	56,342

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	654	17,880

Drug Delivery Systems - 0.1%

Depomed, Inc.†	1,937	52,164
Nektar Therapeutics†#	4,267	47,150

		99,314

E-Commerce/Products - 0.6%

Amazon.com, Inc.†	1,122	575,463
Blue Nile, Inc.†	400	13,624
eBay, Inc.†	12,520	339,417
FTD Cos., Inc.†	611	18,263
Stamps.com, Inc.†	489	40,264

		987,031

E-Commerce/Services - 0.2%

Expedia, Inc.	1,381	158,801
Groupon, Inc.†#	24,693	111,119
Netflix, Inc.†	646	74,309
Priceline Group, Inc.†	46	57,438

		401,667

E-Marketing/Info - 0.0%

comScore, Inc.†	1,102	57,535
Liquidity Services, Inc.†#	749	5,618
QuinStreet, Inc.†	1,085	5,967

		69,120

E-Services/Consulting - 0.1%

CDW Corp.	1,512	60,102
Perficient, Inc.†	1,158	19,177

		79,279

Electric Products-Misc. - 0.3%

Emerson Electric Co.	9,327	445,084
Littelfuse, Inc.	738	66,236

		511,320

Electric-Distribution - 0.1%

PG&E Corp.	1,388	68,817
UIL Holdings Corp.	1,851	84,276

		153,093

Electric-Integrated - 0.8%

AES Corp.	21,895	262,740
ALLETE, Inc.	1,461	69,806
Avista Corp.	1,858	58,323
Consolidated Edison, Inc.	848	53,348
Edison International	1,331	77,837
El Paso Electric Co.	1,329	47,047
Entergy Corp.	624	40,766
Exelon Corp.	17,454	536,885
NorthWestern Corp.	1,529	78,957
Public Service Enterprise Group, Inc.	3,319	133,590

		1,359,299

Electronic Components-Misc. - 0.3%

Bel Fuse, Inc., Class B	336	5,934
Benchmark Electronics, Inc.†	1,715	36,650
Corning, Inc.	12,855	221,234
CTS Corp.	1,080	20,358
Methode Electronics, Inc.	1,236	32,840
OSI Systems, Inc.†	596	43,532
Plexus Corp.†	1,091	41,534
Rogers Corp.†	609	33,897
Sanmina Corp.†	2,687	51,698

		487,677

Electronic Components-Semiconductors - 0.9%

Avago Technologies, Ltd.	2,311	291,117
CEVA, Inc.†	688	13,244
Diodes, Inc.†	1,215	23,923
DSP Group, Inc.†	752	6,580
Intel Corp.	15,594	445,053

Kopin Corp.†	1,992	6,175
Microsemi Corp.†	3,079	97,789
Monolithic Power Systems, Inc.	1,188	57,131
QLogic Corp.†	2,839	29,355
Semtech Corp.†	2,156	36,544
Skyworks Solutions, Inc.	212	18,518
Texas Instruments, Inc.	11,226	537,052

		1,562,481

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	8,542	310,160
Badger Meter, Inc.#	460	26,813
ESCO Technologies, Inc.	834	30,116
FARO Technologies, Inc.†	552	21,445
Itron, Inc.†	1,247	37,410

		425,944

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	222	8,727
TASER International, Inc.†#	1,734	40,575

		49,302

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	349	36,809

Energy-Alternate Sources - 0.0%

FutureFuel Corp.	758	7,641
Green Plains, Inc.	1,126	23,939
REX American Resources Corp.†#	159	8,525

		40,105

Engineering/R&D Services - 0.1%

EMCOR Group, Inc.	2,040	94,024
Exponent, Inc.	831	35,525

		129,549

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	1,436	28,691

Enterprise Software/Service - 0.1%

ManTech International Corp., Class A	766	20,981
MedAssets, Inc.†	1,973	41,670
MicroStrategy, Inc., Class A†	297	59,014
Omnicell, Inc.†	1,188	40,368
SYNNEX Corp.	912	72,221

		234,254

Entertainment Software - 0.3%

Activision Blizzard, Inc.	10,960	313,785
Electronic Arts, Inc.†	1,705	112,786
Take-Two Interactive Software, Inc.†	2,728	79,466

		506,037

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.	1,969	51,155

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†#	793	32,220
Enova International, Inc.†	877	11,401
PRA Group, Inc.†	1,561	83,186
World Acceptance Corp.†#	278	10,447

		137,254

Finance-Credit Card - 0.3%

American Express Co.	177	13,579
Discover Financial Services	1,248	67,055
Visa, Inc., Class A	6,715	478,780

		559,414

Finance-Investment Banker/Broker - 0.3%

Evercore Partners, Inc., Class A	1,183	61,965
Greenhill & Co., Inc.	890	31,248
Interactive Brokers Group, Inc., Class A	1,888	75,369
Investment Technology Group, Inc.	1,129	18,538
Lazard, Ltd., Class A	5,537	275,355
Piper Jaffray Cos.†	501	20,972

		483,447

Finance-Other Services - 0.5%

CME Group, Inc.	2,761	260,749
Intercontinental Exchange, Inc.	256	58,473
MarketAxess Holdings, Inc.	1,212	109,589
NASDAQ OMX Group, Inc.	6,273	321,115
WageWorks, Inc.†	1,076	48,215

		798,141

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	612	38,489

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	232	6,839

Food-Misc./Diversified - 0.4%

B&G Foods, Inc.	1,892	57,498
Cal-Maine Foods, Inc.#	977	51,898
Darling Ingredients, Inc.†	5,351	68,707
Diamond Foods, Inc.†	869	26,218
General Mills, Inc.	1,272	72,199
Ingredion, Inc.	2,025	174,838
J&J Snack Foods Corp.	485	55,270
Kellogg Co.	806	53,422
Kraft Heinz Co.	1,130	82,106
Snyder’s-Lance, Inc.	1,683	56,835

		698,991

Food-Retail - 0.2%

Kroger Co.	7,384	254,748
Whole Foods Market, Inc.	657	21,523

		276,271

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	493	28,717
SpartanNash Co.	1,236	34,979

		63,696

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	2,462	36,265
Iconix Brand Group, Inc.†	1,558	21,641
Steven Madden, Ltd.†	1,819	74,325
Wolverine World Wide, Inc.	3,355	90,417

		222,648

Forestry - 0.0%

Deltic Timber Corp.	366	22,732

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	969	49,206

Gambling (Non-Hotel) - 0.1%

Pinnacle Entertainment, Inc.†	1,969	74,369

Garden Products - 0.1%

Toro Co.	1,788	127,484

Gas-Distribution - 0.4%

AGL Resources, Inc.	2,211	134,849
Laclede Group, Inc.	1,399	74,063
New Jersey Resources Corp.	2,776	78,478
Northwest Natural Gas Co.	885	38,922
Piedmont Natural Gas Co., Inc.	2,567	99,035
Questar Corp.	4,398	84,925
South Jersey Industries, Inc.	2,195	52,899
Southwest Gas Corp.	1,521	83,792
UGI Corp.	1,960	66,797

		713,760

Golf - 0.0%

Callaway Golf Co.	2,535	22,435

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	707	35,322

Health Care Cost Containment - 0.1%

CorVel Corp.†	297	8,919
ExamWorks Group, Inc.†	1,144	40,978
HealthEquity, Inc.†	1,106	32,428

		82,325

Home Furnishings - 0.2%

American Woodmark Corp.†	409	27,109
Ethan Allen Interiors, Inc.#	839	24,960
La-Z-Boy, Inc.	1,648	45,501
Leggett & Platt, Inc.	1,614	71,694
Select Comfort Corp.†	1,686	41,054
Tempur Sealy International, Inc.†	2,617	191,093

		401,411

Hotels/Motels - 0.1%

Interval Leisure Group, Inc.	1,274	25,556
Marcus Corp.	568	11,025
Wyndham Worldwide Corp.	503	38,470

		75,051

Human Resources - 0.2%

AMN Healthcare Services, Inc.†	1,543	51,845
CDI Corp.	439	4,491
Cross Country Healthcare, Inc.†	1,010	14,029
Heidrick & Struggles International, Inc.	525	10,232
Insperity, Inc.	734	32,582
Kelly Services, Inc., Class A	1,004	14,508
Korn/Ferry International	1,628	55,466
Monster Worldwide, Inc.†	2,995	21,774
On Assignment, Inc.†	1,523	54,797
Resources Connection, Inc.	1,252	19,644
TrueBlue, Inc.†	1,355	32,520

		311,888

Identification Systems - 0.0%

Brady Corp., Class A	1,556	34,170
Checkpoint Systems, Inc.	1,383	11,174

		45,344

Independent Power Producers - 0.1%

Calpine Corp.†	11,198	178,496

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	645	72,130

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	917	50,297

Insurance Brokers - 0.0%

eHealth, Inc.†	549	8,202
Marsh & McLennan Cos., Inc.	134	7,200

		15,402

Insurance-Life/Health - 0.5%

Aflac, Inc.	5,922	347,029
American Equity Investment Life Holding Co.	2,648	64,240
Principal Financial Group, Inc.	386	19,435
Prudential Financial, Inc.	5,758	464,671

		895,375

Insurance-Multi-line - 0.6%

ACE, Ltd.	3,672	375,131
Allstate Corp.	3,774	219,949
Horace Mann Educators Corp.	1,339	44,481
MetLife, Inc.	7,168	359,117
United Fire Group, Inc.	663	22,012

		1,020,690

Insurance-Property/Casualty - 0.8%

AMERISAFE, Inc.	615	28,745
AmTrust Financial Services, Inc.	1,932	112,346
Employers Holdings, Inc.	1,025	22,601
HCI Group, Inc.	297	11,806
Infinity Property & Casualty Corp.	373	28,825
Navigators Group, Inc.†	347	26,389
ProAssurance Corp.	1,789	86,283
Progressive Corp.	14,320	429,027
RLI Corp.	1,206	62,845
Safety Insurance Group, Inc.	406	21,347
Selective Insurance Group, Inc.	1,839	55,759
Stewart Information Services Corp.	723	28,009
Travelers Cos., Inc.	3,592	357,584
United Insurance Holdings Corp.	568	7,464
Universal Insurance Holdings, Inc.	1,009	24,852

		1,303,882

Insurance-Reinsurance - 0.4%

Berkshire Hathaway, Inc., Class B†	3,914	524,633
Everest Re Group, Ltd.	931	163,679

		688,312

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	5,729	512,345

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	1,183	9,227
HealthStream, Inc.†	766	19,035
XO Group, Inc.†	796	11,662

		39,924

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†	3,049	370,179

Internet Security - 0.2%

Symantec Corp.	3,099	63,499
VASCO Data Security International, Inc.†#	949	15,867
VeriSign, Inc.†#	2,811	193,790

		273,156

Internet Telephone - 0.1%

8x8, Inc.†	2,824	21,830
j2 Global, Inc.	1,488	103,535

		125,365

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	598	111,491
Ameriprise Financial, Inc.	4,715	531,239
BlackRock, Inc.	56	16,938
Calamos Asset Management, Inc., Class A	554	5,850
Eaton Vance Corp.	4,184	145,059
Financial Engines, Inc.#	1,699	55,150
Franklin Resources, Inc.	4,309	174,859
Legg Mason, Inc.	7,335	325,161
T. Rowe Price Group, Inc.	2,119	152,314
Virtus Investment Partners, Inc.	225	25,889

		1,543,950

Lasers-System/Components - 0.1%

Coherent, Inc.†	769	44,833
Electro Scientific Industries, Inc.	869	4,032
II-VI, Inc.†	1,704	28,780
Newport Corp.†	1,290	19,737
Rofin-Sinar Technologies, Inc.†	906	23,076

		120,458

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	655	44,285
UniFirst Corp.	512	55,506

		99,791

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	620	24,496
Caterpillar, Inc.	1,280	97,843

		122,339

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	1,286	37,667

Machinery-Farming - 0.0%

Deere & Co.	406	33,203
Lindsay Corp.#	384	29,272

		62,475

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	922	29,412
Applied Industrial Technologies, Inc.	1,290	54,619
Chart Industries, Inc.†	988	25,253
DXP Enterprises, Inc.†	422	12,555
Tennant Co.	598	34,277

		156,116

Medical Imaging Systems - 0.0%

Analogic Corp.	401	32,313

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.#	341	15,693
IMS Health Holdings, Inc.†	2,695	80,499
Medidata Solutions, Inc.†	1,791	86,004
Quality Systems, Inc.	1,451	19,719

		201,915

Medical Instruments - 0.5%

Abaxis, Inc.	700	32,914
AngioDynamics, Inc.†	861	12,708
CONMED Corp.	887	47,064
CryoLife, Inc.	853	8,342
Edwards Lifesciences Corp.†	1,132	159,476
Integra LifeSciences Holdings Corp.†	897	53,802
Intuitive Surgical, Inc.†	160	81,752
Medtronic PLC	165	11,928
Natus Medical, Inc.†	1,055	42,918
NuVasive, Inc.†	1,572	82,876
St. Jude Medical, Inc.	3,964	280,691
SurModics, Inc.†	412	9,373
Vascular Solutions, Inc.†	512	17,695

		841,539

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	709	22,433

Medical Products - 0.3%

ABIOMED, Inc.†	1,220	116,998
Cantel Medical Corp.	1,137	56,429
Cyberonics, Inc.†	842	55,016
Greatbatch, Inc.†	831	47,217
Haemonetics Corp.†	1,683	60,773
Hanger, Inc.†	1,141	20,458
Invacare Corp.	972	17,098
Luminex Corp.†	1,231	22,429
MiMedx Group, Inc.†#	3,101	30,111
Varian Medical Systems, Inc.†	208	16,900

		443,429

Medical-Biomedical/Gene - 1.6%

Acorda Therapeutics, Inc.†	1,401	44,790
Amgen, Inc.	6,710	1,018,444
ANI Pharmaceuticals, Inc.†#	271	13,217
Cambrex Corp.†	1,012	48,384
Celgene Corp.†	427	50,420
Emergent BioSolutions, Inc.†	957	31,859
Gilead Sciences, Inc.	10,729	1,127,296
Ligand Pharmaceuticals, Inc.†	577	53,049
Medicines Co.†	2,129	87,289
Momenta Pharmaceuticals, Inc.†	1,929	37,635
Regeneron Pharmaceuticals, Inc.†	146	74,971
Repligen Corp.†	990	33,739
Spectrum Pharmaceuticals, Inc.†#	1,942	14,118
United Therapeutics Corp.†	378	56,934

		2,692,145

Medical-Drugs - 2.4%

AbbVie, Inc.	4,902	305,934
Baxalta, Inc.	1,275	44,816
Enanta Pharmaceuticals, Inc.†#	376	14,679

Jazz Pharmaceuticals PLC†	432	72,930
Johnson & Johnson	17,052	1,602,547
Lannett Co., Inc.†	872	41,812
Merck & Co., Inc.	5,947	320,246
OPKO Health, Inc.†#	3,351	36,258
Pfizer, Inc.	42,384	1,365,613
PharMerica Corp.†	1,001	32,753
Prestige Brands Holdings, Inc.†	1,685	78,386
Sagent Pharmaceuticals, Inc.†	749	14,965
Supernus Pharmaceuticals, Inc.†	899	16,317
Zoetis, Inc.	243	10,903

		3,958,159

Medical-Generic Drugs - 0.1%

Impax Laboratories, Inc.†	2,167	88,760

Medical-HMO - 0.8%

Aetna, Inc.	960	109,939
Anthem, Inc.	2,848	401,711
Centene Corp.†	2,160	133,315
Cigna Corp.	736	103,622
Health Net, Inc.†	2,183	139,843
Magellan Health, Inc.†	880	49,280
UnitedHealth Group, Inc.	3,402	393,611

		1,331,321

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	2,751	238,292
Select Medical Holdings Corp.	3,171	40,906

		279,198

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	747	35,072
Kindred Healthcare, Inc.	2,692	54,055

		89,127

Medical-Outpatient/Home Medical - 0.2%

Air Methods Corp.†	1,180	44,191
Almost Family, Inc.†	268	11,872
Amedisys, Inc.†	1,093	42,233
Amsurg Corp.†	1,566	122,806
Chemed Corp.	554	75,538
LHC Group, Inc.†	400	17,320
Providence Service Corp.†	395	17,708

		331,668

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	3,742	374,350
Cardinal Health, Inc.	1,771	145,700
McKesson Corp.	1,638	323,636

		843,686

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	566	25,606
Haynes International, Inc.	412	15,747
Mueller Industries, Inc.	1,846	58,721

		100,074

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	314	4,066

Metal-Aluminum - 0.0%

Century Aluminum Co.†	1,681	9,414
Kaiser Aluminum Corp.	566	47,306

		56,720

Miscellaneous Manufacturing - 0.1%

AptarGroup, Inc.	348	23,441
Hillenbrand, Inc.	2,046	55,160
John Bean Technologies Corp.	963	31,895

		110,496

Multimedia - 0.5%

E.W. Scripps Co., Class A	1,718	30,099
Time Warner, Inc.	1,102	78,352
Twenty-First Century Fox, Inc., Class A	1,543	42,263
Viacom, Inc., Class B	4,994	203,606
Walt Disney Co.	3,959	403,343

		757,663

Networking Products - 0.3%

Anixter International, Inc.†	887	56,466
Black Box Corp.	485	7,469
Cisco Systems, Inc.	15,241	394,437
Ixia†	1,918	29,672
LogMeIn, Inc.†	801	49,934
NETGEAR, Inc.†	1,120	34,026

		572,004

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	2,078	28,551
Materion Corp.	657	20,341

		48,892

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	4,653	190,680

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	2,386	47,267

Office Furnishings-Original - 0.0%

Interface, Inc.	2,165	52,480

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,611	151,647

Oil & Gas Drilling - 0.0%

Transocean, Ltd.#	3,291	46,831

Oil Companies-Exploration & Production - 0.5%

Apache Corp.	406	18,367
Approach Resources, Inc.†#	1,198	3,067
Bill Barrett Corp.†#	1,686	9,222
Bonanza Creek Energy, Inc.†	1,245	9,524
California Resources Corp.	30,120	116,866
Carrizo Oil & Gas, Inc.†	1,532	55,811
Contango Oil & Gas Co.†	490	4,562
EOG Resources, Inc.	247	19,342
EP Energy Corp.†#	14,385	101,990
Hess Corp.	1,943	115,511
Northern Oil and Gas, Inc.†#	1,953	11,777
PDC Energy, Inc.†	1,298	72,922
Penn Virginia Corp.†#	2,270	2,792
Rex Energy Corp.†#	1,639	5,654
Stone Energy Corp.†	1,853	10,506
Synergy Resources Corp.†	2,963	31,823
Unit Corp.†	1,520	23,104

WPX Energy, Inc.†	20,918	152,911

		765,751

Oil Companies-Integrated - 1.0%

Chevron Corp.	6,564	531,618
Exxon Mobil Corp.	12,857	967,361
Marathon Oil Corp.	11,863	205,111

		1,704,090

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	1,245	83,116
Flotek Industries, Inc.†#	1,635	31,981
FMC Technologies, Inc.†	995	34,606
Gulf Island Fabrication, Inc.	385	4,862

		154,565

Oil Refining & Marketing - 0.9%

CVR Energy, Inc.#	3,999	160,800
Marathon Petroleum Corp.	8,780	415,382
Phillips 66	2,941	232,545
Tesoro Corp.	1,991	183,192
Valero Energy Corp.	8,546	507,119

		1,499,038

Oil-Field Services - 0.6%

Baker Hughes, Inc.	9,194	514,864
Basic Energy Services, Inc.†#	1,144	5,960
Bristow Group, Inc.	1,123	41,618
CARBO Ceramics, Inc.#	639	17,521
Exterran Holdings, Inc.	2,253	50,287
Gulfmark Offshore, Inc., Class A#	826	7,459
Matrix Service Co.†	895	17,900
Newpark Resources, Inc.†	2,781	20,385
Pioneer Energy Services Corp.†	2,165	7,166
Schlumberger, Ltd.	3,710	287,043
SEACOR Holdings, Inc.†	558	35,997
Tesco Corp.	1,137	9,653
TETRA Technologies, Inc.†	2,641	20,309

		1,036,162

Optical Recognition Equipment - 0.0%

Lumentum Holdings, Inc.†	1,519	29,985

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	617	34,589
International Paper Co.	2,958	127,608
Neenah Paper, Inc.	535	30,880
P.H. Glatfelter Co.	1,375	24,833
Schweitzer-Mauduit International, Inc.	985	34,800
Veritiv Corp.†	254	9,126

		261,836

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	1,548	62,895

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	4,836	404,290

Physicians Practice Management - 0.0%

Healthways, Inc.†	1,155	14,102
IPC Healthcare, Inc.†	574	45,576

		59,678

Platinum - 0.0%

Stillwater Mining Co.†	3,905	37,293

Poultry - 0.1%
Pilgrim’s Pride Corp.#	3,931	82,453
Sanderson Farms, Inc.#	639	44,116

		126,569

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	1,240	30,095
Powell Industries, Inc.	287	8,426
Vicor Corp.†	525	5,124

		43,645

Protection/Safety - 0.0%

Landauer, Inc.	316	12,138

Publishing-Books - 0.0%

Scholastic Corp.	872	37,679

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	3,674	48,166

Real Estate Investment Trusts - 3.8%

Acadia Realty Trust	2,222	65,660
Agree Realty Corp.	584	16,615
American Assets Trust, Inc.	1,201	46,263
AvalonBay Communities, Inc.	1,354	223,491
Boston Properties, Inc.	1,521	172,451
British Land Co. PLC(1)	7,308	91,145
Brixmor Property Group, Inc.	3,362	76,721
Capstead Mtg. Corp.	3,108	32,385
Care Capital Properties, Inc.†	598	18,995
CareTrust REIT, Inc.	1,485	16,647
Cedar Realty Trust, Inc.	2,451	15,343
Chesapeake Lodging Trust	1,918	55,449
CoreSite Realty Corp.	865	42,117
Cousins Properties, Inc.	6,710	61,531
DiamondRock Hospitality Co.	6,524	76,722
Digital Realty Trust, Inc.	5,682	359,784
EastGroup Properties, Inc.	1,058	57,132
Education Realty Trust, Inc.	1,578	46,157
EPR Properties	1,862	94,757
Equity Residential	4,316	307,515
Essex Property Trust, Inc.	476	102,159
Federal Realty Investment Trust	506	65,314
Franklin Street Properties Corp.	2,860	29,773
General Growth Properties, Inc.	6,975	177,025
GEO Group, Inc.	2,419	72,643
Getty Realty Corp.	844	13,301
Goodman Group(1)	11,318	48,908
Government Properties Income Trust	2,289	36,258
Hammerson PLC(1)	5,590	53,449
HCP, Inc.	3,422	126,819
Health Care REIT, Inc.	2,562	162,303
Healthcare Realty Trust, Inc.	3,236	74,104
Host Hotels & Resorts, Inc.	34,153	605,533
Inland Real Estate Corp.	2,839	23,876
Kimco Realty Corp.	3,010	69,380
Kite Realty Group Trust	2,725	64,065

Klepierre(1)	1,613	70,700
Lamar Advertising Co. Class A	1,595	85,077
Land Securities Group PLC(1)	5,801	110,464
Lexington Realty Trust	6,932	55,941
Link REIT(1)	17,000	90,237
LTC Properties, Inc.	1,158	47,235
Macerich Co.	1,045	79,608
Medical Properties Trust, Inc.	7,610	88,809
Parkway Properties, Inc.	2,752	43,592
Pennsylvania Real Estate Investment Trust	2,251	44,660
Post Properties, Inc.	1,766	97,766
Prologis, Inc.	3,717	141,246
PS Business Parks, Inc.	625	45,600
Public Storage	1,918	386,036
Realty Income Corp.#	1,652	73,828
Retail Opportunity Investments Corp.	3,183	50,705
RioCan Real Estate Investment Trust	2,319	42,851
Sabra Health Care REIT, Inc.	2,118	50,768
Saul Centers, Inc.	368	18,157
Scentre Group(1)	39,160	105,754
Simon Property Group, Inc.	1,266	227,019
SL Green Realty Corp.	717	74,217
Sovran Self Storage, Inc.	1,152	103,369
Stockland(1)	17,238	47,794
Summit Hotel Properties, Inc.	2,833	34,364
UDR, Inc.	1,893	61,144
Unibail-Rodamco SE(1)	738	190,939
Universal Health Realty Income Trust	443	20,378
Urstadt Biddle Properties, Inc., Class A	915	16,406
Ventas, Inc.	2,390	131,498
Vornado Realty Trust	1,297	113,085
Westfield Corp.(1)	13,864	96,094

		6,447,131

Real Estate Management/Services - 0.3%

CBRE Group, Inc., Class A†	2,277	72,910
Deutsche Wohnen AG (BR)(1)	2,197	57,649
HFF, Inc., Class A	1,068	38,800
Mitsubishi Estate Co., Ltd.(1)	10,000	214,277
Vonovia SE†(1)	1,863	60,968

		444,604

Real Estate Operations & Development - 0.4%

China Overseas Land & Investment, Ltd.(1)	28,000	81,957
Forestar Group, Inc.†	1,071	13,848
Hongkong Land Holdings, Ltd.(1)	8,800	60,948
Mitsui Fudosan Co., Ltd.(1)	7,000	193,358
Sumitomo Realty & Development Co., Ltd.(1)	3,000	101,146
Sun Hung Kai Properties, Ltd.(1)	12,000	151,494

		602,751

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	408	10,783

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	1,649	114,325

Research & Development - 0.0%

Albany Molecular Research, Inc.†#	806	16,072

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.	898	63,767

Respiratory Products - 0.0%

Inogen, Inc.†	310	15,280

Retail-Apparel/Shoe - 0.6%

Buckle, Inc.#	926	39,077
Caleres, Inc.	1,420	47,286
Cato Corp., Class A	831	29,193
Children’s Place, Inc.	660	39,547
Christopher & Banks Corp.†	1,214	2,125
Express, Inc.†	2,742	55,937
Finish Line, Inc., Class A	1,509	39,792
Foot Locker, Inc.	2,214	156,729
Francesca’s Holdings Corp.†	1,388	15,601
Gap, Inc.	7,848	257,493
Genesco, Inc.†	784	46,954
L Brands, Inc.	1,113	93,381
Men’s Wearhouse, Inc.	1,491	84,167
PVH Corp.	1,288	153,246
Stein Mart, Inc.	974	10,461

		1,070,989

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	2,025	486,142
Pep Boys-Manny Moe & Jack†	1,734	20,981

		507,123

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	695	60,743
Lithia Motors, Inc., Class A	742	79,097
Sonic Automotive, Inc., Class A	1,077	23,167

		163,007

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	945	12,190
Barnes & Noble, Inc.	1,496	23,353

		35,543

Retail-Building Products - 0.6%

Home Depot, Inc.	2,931	341,344
Lowe’s Cos., Inc.	8,304	574,388
Lumber Liquidators Holdings, Inc.†#	884	13,357

		929,089

Retail-Catalog Shopping - 0.1%

Liberty Interactive Corp., Class A†	5,168	139,743

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	4,826	177,307

Retail-Discount - 0.9%

Dollar General Corp.	3,001	223,544
Fred’s, Inc., Class A	1,141	14,970
Target Corp.	3,004	233,441
Tuesday Morning Corp.†	1,421	11,268
Wal-Mart Stores, Inc.	15,098	977,294

		1,460,517

Retail-Drug Store - 0.3%

CVS Health Corp.	4,781	489,574

Retail-Hair Salons - 0.0%

Regis Corp.†	1,439	15,599

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	681	15,738
Kirkland’s, Inc.	498	11,115

		26,853

Retail-Jewelry - 0.0%

Movado Group, Inc.	568	16,080

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	815	13,285

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	1,645	115,676

Retail-Misc./Diversified - 0.1%

Sally Beauty Holdings, Inc.†	3,976	103,933

Retail-Office Supplies - 0.0%

Staples, Inc.	2,251	31,987

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	885	24,426
Ezcorp, Inc., Class A†	1,504	9,505
First Cash Financial Services, Inc.†	907	37,432

		71,363

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	685	11,357

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A	165	15,264
Stage Stores, Inc.#	1,042	11,191

		26,455

Retail-Restaurants - 0.9%

Biglari Holdings, Inc.†	41	15,304
BJ’s Restaurants, Inc.†	706	30,351
Bob Evans Farms, Inc.	725	32,763
Chipotle Mexican Grill, Inc.†	150	106,501
Darden Restaurants, Inc.	2,183	148,466
DineEquity, Inc.	535	51,092
Papa John’s International, Inc.	960	64,560
Popeyes Louisiana Kitchen, Inc.†	758	42,160
Red Robin Gourmet Burgers, Inc.†	463	36,480
Ruby Tuesday, Inc.†	1,927	12,680
Ruth’s Hospitality Group, Inc.	1,155	18,572
Sonic Corp.	1,591	42,957
Starbucks Corp.	13,707	749,910
Texas Roadhouse, Inc.	2,050	73,779

		1,425,575

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	554	6,371
Hibbett Sports, Inc.†#	787	31,087
Zumiez, Inc.†	704	16,410

		53,868

Retail-Video Rentals - 0.0%

Outerwall, Inc.#	593	36,529

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	957	34,261

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	2,045	60,880

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	768	10,952

Satellite Telecom - 0.0%

Iridium Communications, Inc.†#	2,633	19,616

Savings & Loans/Thrifts - 0.2%

Astoria Financial Corp.	2,900	46,893
Bank Mutual Corp.	1,472	10,643
BofI Holding, Inc.†	439	50,854
Brookline Bancorp, Inc.	2,270	23,949
Dime Community Bancshares, Inc.	979	16,672
Northfield Bancorp, Inc.	1,521	22,769
Northwest Bancshares, Inc.	3,092	39,701
Oritani Financial Corp.	1,198	18,066
Provident Financial Services, Inc.	1,742	32,993
Sterling Bancorp	3,856	54,100

		316,640

Schools - 0.0%

American Public Education, Inc.†	543	11,908
Capella Education Co.	355	17,306
Career Education Corp.†	1,818	6,745
Strayer Education, Inc.†	360	18,806
Universal Technical Institute, Inc.	684	3,051

		57,816

Security Services - 0.0%

Brink’s Co.	1,575	45,140

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	416	7,367
ION Geophysical Corp.†	4,051	2,107

		9,474

Semiconductor Components-Integrated Circuits - 0.1%

Cirrus Logic, Inc.†	2,061	62,160
Exar Corp.†	1,513	8,927
Pericom Semiconductor Corp.	701	8,538
Power Integrations, Inc.	950	37,287

		116,912

Semiconductor Equipment - 0.2%

Brooks Automation, Inc.	2,208	22,919
Cabot Microelectronics Corp.†	796	34,530
Cohu, Inc.	863	8,371
Kulicke & Soffa Industries, Inc.†	2,462	25,999
MKS Instruments, Inc.	1,734	58,436
Nanometrics, Inc.†	812	11,279
Rudolph Technologies, Inc.†	1,020	13,015
Tessera Technologies, Inc.	1,524	49,896
Ultratech, Inc.†	882	15,170
Veeco Instruments, Inc.†	1,296	29,899

		269,514

Soap & Cleaning Preparation - 0.0%

Wausau Paper Corp.	1,648	12,838

Steel Pipe & Tube - 0.0%

TimkenSteel Corp.	1,220	21,801

Steel-Producers - 0.0%

AK Steel Holding Corp.†#	5,719	17,672

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,505	51,185

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	2,900	16,733
Viavi Solutions, Inc.†	7,595	40,785

		57,518

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.	1,521	29,675
Level 3 Communications, Inc.†	1,056	47,235
Lumos Networks Corp.	685	8,042
Spok Holdings, Inc.	685	11,309

		96,261

Telecommunication Equipment - 0.0%

ADTRAN, Inc.	1,734	27,779
Comtech Telecommunications Corp.	533	14,220
Juniper Networks, Inc.	903	23,216
Nortel Networks Corp.†	62	0

		65,215

Telephone-Integrated - 1.1%

AT&T, Inc.	5,329	176,923
Atlantic Tele-Network, Inc.	324	23,150
CenturyLink, Inc.	14,865	401,950
Cincinnati Bell, Inc.†	6,750	23,152
General Communication, Inc., Class A†	952	16,041
Verizon Communications, Inc.	27,632	1,271,348

		1,912,564

Television - 0.0%

ION Media Networks, Inc.†(10)	18	11,238

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	408	10,102
Unifi, Inc.†	477	13,847

		23,949

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	120	23,636

Therapeutics - 0.0%

Anika Therapeutics, Inc.†	489	17,316

Tobacco - 0.6%

Altria Group, Inc.	2,227	119,323
Philip Morris International, Inc.	10,479	836,224
Universal Corp.#	728	35,825

		991,372

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	221	22,436

Toys - 0.0%

Hasbro, Inc.	596	44,456

Transactional Software - 0.1%

Bottomline Technologies de, Inc.†	1,209	32,328
Synchronoss Technologies, Inc.†	1,202	48,549

		80,877

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	806	33,296

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	1,049	20,718
Tidewater, Inc.#	1,526	27,361

		48,079

Transport-Rail - 0.1%

Union Pacific Corp.	2,747	235,528

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.	2,817	189,950
Echo Global Logistics, Inc.†	771	17,933
Era Group, Inc.†	609	10,292
FedEx Corp.	588	88,559
Hub Group, Inc., Class A†	1,098	41,384
Matson, Inc.	1,417	53,393
United Parcel Service, Inc., Class B	2,215	216,295
UTi Worldwide, Inc.†	2,952	21,018

		638,824

Transport-Truck - 0.2%

ArcBest Corp.	773	22,324
Celadon Group, Inc.	899	17,162
Forward Air Corp.	1,007	45,335
Heartland Express, Inc.	1,808	36,594
Knight Transportation, Inc.	1,997	54,318
Marten Transport, Ltd.	773	14,308
Roadrunner Transportation Systems, Inc.†	970	21,030
Saia, Inc.†	825	30,979

		242,050

Veterinary Diagnostics - 0.0%

Neogen Corp.†	1,196	61,761

Water - 0.0%

American States Water Co.	1,210	45,678

Web Hosting/Design - 0.0%

NIC, Inc.	2,005	37,774

Web Portals/ISP - 0.6%

Blucora, Inc.†	1,358	18,958
Google, Inc., Class A†	636	412,013
Google, Inc., Class C†	852	526,749

		957,720

Wire & Cable Products - 0.0%

Encore Wire Corp.	600	19,482
General Cable Corp.	1,613	23,469

		42,951

Wireless Equipment - 0.1%

CalAmp Corp.†	1,163	19,329
ViaSat, Inc.†	1,425	83,747

		103,076

X-Ray Equipment - 0.1%

Hologic, Inc.†	2,450	95,085

Total Common Stocks
(cost $91,701,141)		91,111,811

EXCHANGE-TRADED FUNDS - 1.6%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund	553	22,651
iShares Core S&P Small-Cap ETF#	8,863	982,286
iShares MSCI Emerging Markets Asia ETF	25,500	1,286,985
iShares Russell 1000 Growth ETF#	757	72,521
iShares Russell 1000 Value ETF#	830	80,319
SPDR S&P 500 ETF Trust, Series 1#	923	182,449

Total Exchange-Traded Funds
(cost $2,913,763)		2,627,211

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	3,575	83,798

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS† Series Z 0.00%#	2,200	10,802

Telecom Services - 0.1%

Qwest Corp. 6.13%#	6,925	172,502

Total Preferred Securities
(cost $296,449)		267,102

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.4%
Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(2)	98,000	97,142

Banks-Super Regional - 0.1%

Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(2)	53,000	52,652
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)	83,000	77,813
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	80,000	81,900
Wells Fargo Capital X 5.95% due 12/01/2086	28,000	28,140

		240,505

Diversified Banking Institutions - 0.7%

BAC Capital Trust XIII FRS Series F 4.00% due 09/21/2015(2)	178,000	139,463
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)	155,000	151,319
BNP Paribas SA VRS 7.38% due 08/19/2025*(2)	545,000	558,080
Deutsche Bank AG VRS 7.50% due 04/30/2025#(2)	200,000	196,750
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(2)	55,000	53,865
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)	69,000	72,450
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	133,000	133,000

		1,304,927

Electric-Integrated - 0.0%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	47,000	48,504

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(3)†	45,000	5

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	100,000	98,980

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	131,250

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	35,000	34,617
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	52,000	53,378

		87,995

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	81,000	88,999

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	45,000	43,065

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	128,000	137,120

Total Preferred Securities/Capital Securities
(cost $2,205,351)		2,278,492

ASSET BACKED SECURITIES - 2.2%
Diversified Financial Services - 2.2%

AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	$74,000	73,477
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	50,000	50,935
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.77% due 10/25/2034	81,563	76,205
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	123,000	123,659
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	99,178	98,141
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	79,000	78,862
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	85,000	84,627
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	228,000	228,066
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	95,000	97,274
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	627,000	645,248
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	106,000	108,546
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(4)	91,000	91,214
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	4,039	4,080
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	38,805	38,829
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	100,000	99,620
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.36% due 11/25/2036	74,087	64,705
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	52,000	52,455
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	100,000	99,768
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	83,000	82,936
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(4)	24,000	24,575
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	100,000	98,602
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	100,000	102,705
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	105,577	104,156
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	262,000	263,459
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(4)	84,000	84,659
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.63% due 11/25/2034(5)	21,427	21,515
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	66,000	65,806
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	66,000	65,624
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(4)	100,000	102,712
WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(4)	600,000	615,928

Total Asset Backed Securities
(cost $3,760,801)		3,748,388

U.S. CORPORATE BONDS & NOTES - 14.8%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	37,000	36,831

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	20,000	16,300

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	121,000	121,545

Boeing Co. Senior Notes 0.95% due 05/15/2018	92,000	90,569

		212,114

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 3.83% due 04/27/2025	25,000	24,180
Harris Corp. Senior Notes 4.85% due 04/27/2035	92,000	88,137
Harris Corp. Senior Notes 5.05% due 04/27/2045	87,000	82,486
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	29,000	29,290
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	52,000	53,040

		277,133

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	76,000	77,330
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	3,471	3,523
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(10)	2,671	2,697
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	125,000	125,000

		208,550

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	44,505

Apparel Manufacturers - 0.0%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020(12)	49,000	11,760

Auto-Cars/Light Trucks - 0.3%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	88,000	87,685
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	158,000	156,810
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	158,000	156,898
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	57,722
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	63,000	62,734

		521,849

Auto-Heavy Duty Trucks - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	44,485
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	96,000	96,731

		141,216

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	49,820
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	60,000	54,900

		104,720

Banks-Commercial - 0.4%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	213,000	211,731
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	273,000	277,401
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	131,000	163,723

		652,855

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	208,956

Banks-Super Regional - 0.1%

Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	74,000	73,895
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	82,000	83,364

		157,259

Batteries/Battery Systems - 0.0%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	64,000	61,760

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	188,000	188,511

Broadcast Services/Program - 0.0%

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	46,000	46,483

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	35,340

Building Products-Cement - 0.1%

Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	88,000	86,460

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	123,000	122,986

Cable/Satellite TV - 0.3%

Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	85,000	85,850
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	202,000	200,080
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	52,000	52,972
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	51,000	51,879
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023*	75,000	66,235

		457,016

Casino Hotels - 0.2%

Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	48,000	47,400
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	89,000	82,659
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	54,000	55,485
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	124,062

		309,606

Cellular Telecom - 0.2%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	84,000	77,674
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	25,000	24,312
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	160,000	149,300

		251,286

Chemicals-Specialty - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	90,000	90,225
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	45,000	56,300
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	66,000	53,130

		199,655

Coal - 0.0%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	41,745

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	154,000	148,968
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	41,000	41,895
Valspar Corp. Senior Notes 3.95% due 01/15/2026	40,000	40,308

		231,171

Commercial Services-Finance - 0.1%

Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	61,000	57,645
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	71,595

		129,240

Computer Services - 0.0%

Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	7,000	7,331

Computers - 0.2%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	137,000	139,438
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	12,696
Dell, Inc. Senior Notes 4.63% due 04/01/2021#	57,000	55,718
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	198,000	198,416

		406,268

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	33,000	32,614

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	209,317

Containers-Paper/Plastic - 0.0%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	68,000	59,160

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	106,220

Data Processing/Management - 0.0%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	25,000	25,313

Decision Support Software - 0.0%

MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	27,000	27,540

Disposable Medical Products - 0.0%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	57,000	58,139

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	82,000	81,590
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	102,000	97,792

		179,382

Diversified Banking Institutions - 1.4%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	63,000	63,426
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	94,000	90,995
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	104,000	102,384
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	21,000	25,627
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	31,000	29,954
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	82,000	82,465
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	54,000	61,401
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	91,000	91,210
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	111,000	111,583
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	66,000	65,245
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	83,000	92,060
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	76,000	90,420
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	189,000	225,485
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	117,000	116,053
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	43,000	42,712
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	98,000	97,367
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	52,000	52,068
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	245,286
Morgan Stanley Senior Notes 1.88% due 01/05/2018	88,000	88,010
Morgan Stanley Senior Notes 2.80% due 06/16/2020	58,000	58,208

Morgan Stanley Sub. Notes 4.10% due 05/22/2023	159,000	159,603
Morgan Stanley Senior Notes 4.75% due 03/22/2017	94,000	98,620
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	81,000	85,275
Morgan Stanley Senior Notes 5.50% due 07/28/2021	86,000	96,782

		2,272,239

Diversified Financial Services - 0.2%

General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	114,000	114,115
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	89,000	108,054
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	159,000	159,015

		381,184

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 2.70% due 10/09/2022	76,000	74,306
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	95,000	103,954
Textron, Inc. Senior Notes 4.63% due 09/21/2016	99,000	102,180
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	51,000	47,898

		328,338

Diversified Operations - 0.0%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	43,000	42,868

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	77,000	79,503

Electric-Generation - 0.1%

Terraform Global Operating LLC Company Guar. Notes 9.75% due 08/15/2022*	85,000	79,688

Electric-Integrated - 0.7%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	136,710
AES Corp. Senior Notes 5.50% due 03/15/2024	54,000	51,570
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	46,000	45,960
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	80,296
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	69,000	69,234
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	48,000	48,427
Exelon Corp. Senior Notes 4.95% due 06/15/2035	44,000	44,317
Exelon Corp. Senior Notes 5.10% due 06/15/2045	44,000	43,850
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	63,000	63,126
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	119,000	142,435
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	37,481
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	56,000	57,297
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	101,000	100,567
Southern Co. Senior Notes 1.30% due 08/15/2017	82,000	81,361
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025#*	100,000	92,750
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	49,000	48,796

		1,144,177

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	61,000	60,747
Corning, Inc. Senior Notes 2.90% due 05/15/2022	61,000	60,745

		121,492

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	74,000	73,892
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	100,000	90,750

		164,642

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	27,000	25,796

Energy-Alternate Sources - 0.0%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	41,000	38,950

Enterprise Software/Service - 0.1%

Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	45,000	45,112
Oracle Corp. Senior Notes 3.90% due 05/15/2035	93,000	87,515

		132,627

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	79,000	79,790
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	102,500

		182,290

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	195,540

Finance-Consumer Loans - 0.1%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	108,000	89,640
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	36,000	37,620
Synchrony Financial Senior Notes 4.25% due 08/15/2024	73,000	71,879

		199,139

Finance-Credit Card - 0.1%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	18,000	17,972
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	100,000	99,271
Discover Financial Services Senior Notes 3.75% due 03/04/2025	105,000	99,654

		216,897

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	4,589
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)†	69,000	7
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	67,000	66,574

		71,177

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	158,817

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	100,000	97,500

Finance-Other Services - 0.2%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	52,000	51,836
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	143,000	143,149
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	103,000	100,968

		295,953

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	29,933

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	100,000	101,000

Food-Meat Products - 0.0%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	60,000	59,775

Food-Misc./Diversified - 0.0%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	30,000	29,625

Food-Retail - 0.1%

SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	84,000	86,940

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	36,075

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	30,000	30,675

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	35,000	34,789

Hotels/Motels - 0.0%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	60,000	59,250

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	50,000	51,750
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	43,000	41,334
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	51,000	49,725

		142,809

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	32,000	32,079

Insurance-Life/Health - 0.2%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	46,000	47,438
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	45,000	50,654
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	159,000	158,721
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,135

		289,948

Insurance-Multi-line - 0.3%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	139,000	162,303
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	350,000	350,329

		512,632

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	64,000	58,281
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	217,584
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	181,013

		456,878

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	75,000	72,562
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	67,000	66,913

		139,475

Investment Management/Advisor Services - 0.1%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	89,000	87,220

Machinery-Farming - 0.1%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	85,000	84,877
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	124,000	124,607

		209,484

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	13,000	13,065

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	25,000	24,456
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	80,000	76,620
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	41,000	37,425
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	135,000	135,225

Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	204,000	205,323

		479,049

Medical Products - 0.0%

Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	44,361

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 5.00% due 08/15/2045	81,000	81,737

Medical-Drugs - 0.2%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	82,000	81,945
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	44,000	43,744
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	46,000	47,035
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	68,000	72,662
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	100,000	102,000

		347,386

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	48,000	47,349

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	76,000	75,653
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	58,000	59,363

		135,016

Medical-Hospitals - 0.2%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	12,000	12,330
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	30,000	30,412
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,360
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	50,000	51,820
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	75,000	76,453
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	67,000	69,010
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	14,800

		279,185

Metal-Copper - 0.0%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	38,000	35,340

Multimedia - 0.2%

21st Century Fox America, Inc. Company Guar. Notes 4.75% due 09/15/2044	58,000	55,630
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	229,000	221,632
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	45,000	37,852
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	91,000	78,398

		393,512

Music - 0.0%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	5,000	4,750

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	67,000	67,491

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	24,000	21,240

Oil Companies-Exploration & Production - 0.8%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	89,000	100,178
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	76,000	40,544

Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	100,000	90,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,009
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	50,000	35,625
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	45,080
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	122,400
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020#*	60,000	52,650
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	40,000	14,600
Hess Corp. Senior Notes 5.60% due 02/15/2041	38,000	36,712
Hess Corp. Senior Notes 7.88% due 10/01/2029	28,000	33,595
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	50,000	43,255
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	77,050
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	110,000	102,300
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	43,000	40,623
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	47,000	41,880
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	100,000	76,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	50,000	41,500
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	41,000	40,945
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	43,000	11,073
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	60,000	45,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	49,700
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	25,000	24,924
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	115,000	105,649

		1,280,292

Oil Companies-Integrated - 0.2%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	110,000	109,594
Chevron Corp. Senior Notes 1.96% due 03/03/2020	61,000	60,351
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	43,000	42,776
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	111,000	110,935
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	67,000	70,291

		393,947

Oil Refining & Marketing - 0.0%

Calumet Specialty Products Partner LP/ Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	34,000	32,130
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	30,000	30,900

		63,030

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	29,400
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	72,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	47,000	43,240

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	74,000	66,415

		211,055

Paper & Related Products - 0.3%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	63,650
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	80,000	85,549
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	150,000	147,907
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	109,000	110,033
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	64,000	71,587

		478,726

Pipelines - 0.7%

Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	121,000	113,980
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	22,000	22,003
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	107,000	102,105
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	38,566
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	104,000	88,340
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	40,000	33,710
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	108,000	108,402
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	38,000	31,789
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	86,000	76,970
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	91,500
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	27,000	20,126
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	117,000	129,929
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	82,000	84,625
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	91,000	82,810
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	136,340
Williams Partners LP Senior Notes 4.00% due 09/15/2025	40,000	35,722

		1,196,917

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	54,000	55,012
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	70,000	65,100

		120,112

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	100,000	96,250
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	65,000	58,744

		154,994

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	100,000	100,500

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	59,250

Real Estate Investment Trusts - 0.4%

Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	54,000	49,140
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	36,000	33,840
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	98,500

ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	60,000	58,200
HCP, Inc. Senior Notes 3.75% due 02/01/2016	54,000	54,598
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	120,000	115,426
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	78,000	80,347
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	48,415
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	60,000	59,400

		597,866

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	48,000	47,739
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	50,000	48,650

		96,389

Real Estate Operations & Development - 0.0%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	60,000	62,550

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	25,000	24,594
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	48,250

		72,844

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	82,000	77,909

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*	36,000	37,170

Retail-Discount - 0.1%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	100,000	97,024
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	62,000	64,128

		161,152

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	42,123	43,734
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	33,499	37,931
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	51,049	57,239

		138,904

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	45,000	29,250
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045#	59,000	55,781

		85,031

Retail-Restaurants - 0.1%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	43,000	45,956
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020#*	105,000	105,000

		150,956

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	92,000	96,125
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	257,000	283,388
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	99,000	111,023

		490,536

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	52,000	50,440
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	68,291

		118,731

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	115,000	112,700

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	96,000	84,659

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	78,000	48,750
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	54,000	52,947

		101,697

Steel-Specialty - 0.0%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	63,000	57,330

Telecom Services - 0.1%

Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	200,000	198,000

Telecommunication Equipment - 0.1%

CommScope Technologies Finance LLC Senior Sec. Notes 6.00% due 06/15/2025*	100,000	97,250
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	100,000	100,500

		197,750

Telephone-Integrated - 0.7%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	201,000	193,015
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	57,000	54,320
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	106,000	90,653
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	139,000	127,707
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	50,000	45,576
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	49,000	54,225
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	60,000	53,580
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	64,000	60,720
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	26,000	24,050
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	44,183
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	45,000	46,238
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	98,000	96,596
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	31,000	28,587
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	10,000	10,743
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	142,000	123,045
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	165,000	155,494
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	5,000	5,733

		1,214,465

Theaters - 0.1%

Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	100,000	102,250
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	43,000	43,967

		146,217

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	56,000	48,694

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	34,560

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	93,000	91,140

Trucking/Leasing - 0.0%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	68,000	68,161

Wire & Cable Products - 0.0%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	74,000	66,230

Total U.S. Corporate Bonds & Notes
(cost $25,866,548)		24,953,940

FOREIGN CORPORATE BONDS & NOTES - 3.4%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	105,500

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	222,000	228,025
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	110,000	111,683

		339,708

Banks-Commercial - 0.6%

BPCE SA Sub. Notes 4.50% due 03/15/2025*	204,000	197,960
Credit Suisse Senior Notes 1.70% due 04/27/2018	103,000	102,311
Credit Suisse Sub. Notes 5.40% due 01/14/2020	78,000	86,117
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	214,000	214,513
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	250,000	248,857
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	210,000	207,119

		1,056,877

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	165,410

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	134,000	145,600

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	57,900

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	103,000	99,620

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	156,000
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	100,000	98,500

		254,500

Diversified Banking Institutions - 0.6%

Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	300,000	298,530
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	237,000	229,430
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	198,150
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	59,033
UBS AG Senior Notes 1.80% due 03/26/2018	262,000	261,108

		1,046,251

Diversified Manufacturing Operations - 0.0%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	29,000	27,082

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	46,000	41,532
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*	68,000	42,160
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022#*	55,000	50,256
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	77,000	65,835

		199,783

Electric-Generation - 0.0%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	42,000	44,442

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	30,000	29,022

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,385

Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	36,890

		51,275

Gold Mining - 0.0%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	47,000	41,486
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	26,000	22,068

		63,554

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	52,000	51,353
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	116,000	107,902

		159,255

Machinery-General Industrial - 0.0%

ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	33,000	33,247

Medical-Drugs - 0.1%

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	22,000	22,385
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	71,000	72,420

		94,805

Medical-Generic Drugs - 0.2%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	103,000	102,569
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	64,000	61,938
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	91,000	88,702

		253,209

Oil & Gas Drilling - 0.0%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	36,000

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	41,000	50,272
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	12,000	10,224
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	65,000	54,244
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	39,445
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	62,662
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	112,000	94,273

		311,120

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	59,778
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	71,000	77,747
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	26,000	22,497
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	83,000	82,451

		242,473

Paper & Related Products - 0.1%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	100,000	96,750

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	120,000	105,600

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	52,360

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.50% due 03/01/2041	75,000	68,812

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	159,787

Telecom Services - 0.1%

Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	200,000	194,000

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	123,000	140,220

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 4.80% due 08/01/2045	37,000	37,190

Total Foreign Corporate Bonds & Notes
(cost $5,828,212)		5,671,352

U.S. GOVERNMENT AGENCIES - 12.3%
Federal Home Loan Mtg. Corp. - 3.2%

1.89% due 02/01/2037 FRS	23,085	24,293
2.50% due 01/01/2028	77,269	79,205
2.53% due 11/01/2037 FRS	206,565	221,573
3.00% due 08/01/2027	307,212	319,006
3.00% due 10/01/2042	180,917	182,759
3.00% due 11/01/2042	794,326	798,721
3.00% due 04/01/2043	492,396	495,805
3.00% due 07/01/2045	174,506	175,113
3.50% due 02/01/2042	158,111	163,858
3.50% due 03/01/2042	92,243	95,905
3.50% due 08/01/2042	525,695	546,747
3.50% due 09/01/2043	178,074	185,328
3.50% due 03/01/2045	601,682	623,603
3.50% due 07/01/2045	212,695	220,493
3.50% due 08/01/2045	236,043	245,190
4.00% due 09/01/2040	81,889	87,152
4.50% due 01/01/2039	6,616	7,166
4.50% due 12/01/2039	287,803	317,976
5.00% due 10/01/2033	1,992	2,184
5.00% due 11/01/2043	174,407	192,203
6.00% due 08/01/2036	60,326	68,274
6.00% due 03/01/2040	39,153	44,259
6.50% due 05/01/2036	196	224
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	11,960	12,051
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
1.85% due 08/25/2024 FRS(5)	167,547	168,080
Series 2014-DN1, Class M2
2.40% due 02/25/2024 FRS(5)	103,000	103,678

		5,380,846

Federal National Mtg. Assoc. - 8.3%
1.91% due 09/01/2035 FRS	187,445	197,346
2.19% due 05/01/2037 FRS	41,535	43,957
2.32% due 05/01/2040 FRS	197,205	210,348
2.33% due 07/01/2039 FRS	127,035	134,114
2.40% due 06/01/2034 FRS	161,869	172,741
2.49% due 11/01/2036 FRS	61,959	66,358
2.50% due 04/01/2028	243,765	249,824
2.50% due September 15 TBA	553,000	561,547
2.55% due 08/01/2035 FRS	78,105	83,739
2.97% due 10/01/2040 FRS	45,181	48,121
3.00% due 10/01/2027	133,782	139,197
3.00% due 12/01/2027	116,864	121,426
3.00% due 01/01/2028	212,809	221,116
3.00% due 03/01/2042	109,818	110,969
3.00% due 12/01/2042	60,044	60,657
3.00% due 05/01/2043	339,329	342,576
3.00% due 02/01/2045	215,256	216,704
3.00% due September 15 TBA	200,000	207,612
3.00% due September 30 TBA	1,034,000	1,039,816
3.21% due 10/01/2040 FRS	102,818	109,737
3.50% due 08/01/2026	155,948	164,788
3.50% due 08/01/2027	22,124	23,349
3.50% due 10/01/2028	238,545	252,679
3.50% due 08/01/2042	343,270	357,325
3.50% due 08/01/2043	784,719	815,492
3.50% due September 30 TBA	875,000	907,614
4.00% due 09/01/2040	79,340	84,609
4.00% due 12/01/2040	481,137	514,318
4.00% due 11/01/2041	181,637	193,651
4.00% due 01/01/2042	106,998	114,230
4.00% due 10/01/2043	11,237	11,974
4.00% due 12/01/2043	106,142	114,553
4.00% due 10/01/2044	484,005	515,909
4.00% due 11/01/2044	156,597	166,924
4.00% due September 30 TBA	2,300,000	2,444,918
4.50% due 10/01/2024	93,910	100,899
4.50% due 03/01/2025	140,816	151,698
4.50% due 01/01/2039	18,322	19,896
4.50% due 09/01/2039	87,689	95,232
4.50% due 11/01/2040	23,979	26,065
4.50% due 05/01/2041	94,896	103,059
4.50% due 07/01/2041	41,337	44,944
4.50% due September 30 TBA	1,251,000	1,355,771
5.00% due 03/15/2016	67,000	68,666
5.00% due 11/01/2033	3,237	3,567
5.00% due 05/01/2040	56,398	62,507
5.00% due 06/01/2040	167,720	185,388
5.00% due 07/01/2040	379,495	419,337
5.50% due 12/01/2029	22,994	25,707
5.50% due 08/01/2037	112,349	125,616
6.00% due 05/01/2017	7,126	7,307
6.00% due 11/01/2038	86,681	97,764
6.00% due 06/01/2040	5,346	6,044
6.50% due 02/01/2017	3,178	3,241
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.80% due 01/25/2024(5)	47,482	47,620
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	87,549	87,772

		14,058,338

Government National Mtg. Assoc. - 0.8%
3.00% due 02/20/2045	238,075	241,933

3.00% due 05/20/2045	167,562	170,277
3.00% due September 30 TBA	175,000	177,574
3.50% due 03/20/2045	189,445	197,823
3.50% due 04/20/2045	274,819	286,973
3.50% due September 30 TBA	168,000	175,147
4.00% due 03/20/2044	21,985	23,349
6.00% due 02/15/2029	2,126	2,403
6.00% due 06/15/2029	8,549	9,889

		1,285,368

Tennessee Valley Authority - 0.0%

Tennessee Valley Authority 1.75% due 10/15/2018	50,000	50,786

Total U.S. Government Agencies
(cost $20,711,054)		20,775,338

U.S. GOVERNMENT TREASURIES - 4.0%
United States Treasury Bonds - 0.9%

3.00% due 11/15/2044	1,427,000	1,440,378
3.00% due 05/15/2045	33,000	33,382
3.38% due 05/15/2044	33,000	35,785
3.63% due 02/15/2044	24,000	27,254
4.50% due 02/15/2036	27,000	34,873

		1,571,672

United States Treasury Notes - 3.1%

0.13% due 04/15/2018 TIPS(6)	222,962	222,767
0.63% due 05/31/2017	1,500,000	1,498,340
1.25% due 10/31/2015	16,000	16,031
1.38% due 03/31/2020	409,000	406,934
1.38% due 04/30/2020	122,000	121,303
1.50% due 01/31/2022	48,000	46,902
1.75% due 03/31/2022	51,000	50,525
2.00% due 07/31/2022	45,000	45,220
2.00% due 02/15/2025	1,019,000	1,001,154
2.00% due 08/15/2025	90,000	88,395
2.13% due 12/31/2021	232,000	235,540
2.13% due 05/15/2025	256,000	253,990
2.25% due 11/15/2024	1,071,000	1,076,411
2.38% due 08/15/2024	103,000	104,734

		5,168,246

Total U.S. Government Treasuries
(cost $6,929,656)		6,739,918

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	87,697

Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	98,363
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	89,798

Total Municipal Bonds & Notes
(cost $273,113)		275,858

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	90,000	90,630

Sovereign - 0.1%

Government of Canada Senior Notes 0.88% due 02/14/2017	91,000	91,225
United Mexican States Senior Notes 3.50% due 01/21/2021#	149,000	151,049
United Mexican States Senior Notes 4.75% due 03/08/2044	73,000	68,072

		310,346

Total Foreign Government Obligations
(cost $393,609)		400,976

Total Long-Term Investment Securities
(cost $160,879,697)		158,850,386

SHORT-TERM INVESTMENT SECURITIES - 11.4%
Registered Investment Companies - 2.3%

State Street Navigator Securities Lending Prime Portfolio 0.21%(7)(11)	3,937,633	3,937,633

Time Deposits - 6.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	10,276,000	10,276,000

U.S. Government Treasuries - 3.0%

United States Treasury Bills
0.15% due 03/31/2016(9)	400,000	399,395
0.16% due 03/31/2016(9)	2,450,000	2,446,296
0.18% due 03/31/2016(9)	150,000	149,773
0.19% due 03/31/2016(9)	40,000	39,939
0.20% due 03/31/2016(9)	1,460,000	1,457,792
0.20% due 03/31/2016(9)	450,000	449,468
0.21% due 03/31/2016(9)	100,000	99,877

		5,042,540

Total Short-Term Investment Securities
(cost $19,258,485)		19,256,173

TOTAL INVESTMENTS
(cost $180,138,182)(8)	105.8%	178,106,559
Liabilities in excess of other assets	(5.8)	(9,795,453)

NET ASSETS	100.0%	$168,311,106

†	Non-income producing security
#	The security or a portion thereof is out on loan

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $11,691,320 representing 6.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $1,883,623 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $19 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	At August 31, 2015, the Fund had loaned securities with a total value of $4,260,242. This was secured by collateral of $3,937,633, which was received in cash and subsequently invested in short-term investments currently valued at $3,937,633 as reported in the Portfolio of Investments. Additional collateral of $408,017 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	10/01/2015 to 06/23/2016	$52,195
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2015 to 05/15/2045	355,822

(8)	See Note 5 for cost of investments on a tax basis.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(11)	The rate shown is the 7-day yield as of August 31, 2015.
(12)	Subsequent to August 31, 2015, the Company has filed for chapter 11 bankruptcy protection.

BR - Bearer Shares

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)
670	Long	EURO STOXX 50 Index(a)	September 2015	$26,011,764	$24,503,724	$(1,508,040)
14	Long	Russell 2000 Mini Index	September 2015	1,710,672	1,620,500	(90,172)
53	Long	TOPIX Index(a)	September 2015	7,116,015	6,682,832	(433,183)
339	Short	S&P 500 E-Mini Index	September 2015	35,359,698	33,377,940	1,981,758
43	Short	U.S. Treasury 10 Year Notes	December 2015	5,472,292	5,463,688	8,604

						$(41,033)

(a)	Foreign equity futures valued using fair value procedures at August 31, 2015. The aggregate appreciation (depreciation) of these futures contracts was ($1,941,223) representing 1.2% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Operations	$—	$56,342	$—	$56,342
Real Estate Investments Trusts	5,541,647	905,484	—	6,447,131
Real Estate Management/Services	111,710	332,894	—	444,604
Real Estate Operations & Development	13,848	588,903	—	602,751
Televison	—	—	11,238	11,238
Other Industries	83,549,745	—	—	83,549,745
Exchange-Traded Funds	2,627,211	—	—	2,627,211
Preferred Securities	267,102	—	—	267,102
Preferred Securities/Capital Securities	—	2,278,492	—	2,278,492
Asset Backed Securities:	—	3,748,388	—	3,748,388
U.S. Corporate Bonds & Notes:
Airlines	—	205,853	2,697	208,550
Other Industries	—	24,745,390	—	24,745,390
Foreign Corporate Bonds & Notes	—	5,671,352	—	5,671,352
U.S. Government Agencies	—	20,775,338	—	20,775,338
U.S. Government Treasuries	—	6,739,918	—	6,739,918
Municipal Bonds & Notes	—	275,858	—	275,858
Foreign Government Obligations	—	400,976	—	400,976
Short-Term Investment Securities:
Registered Investment Companies	3,937,633	—	—	3,937,633
Other Short-Term Investment Securities	—	15,318,540	—	15,318,540

Total Investments at Value	$96,048,896	$82,043,728	$13,935	$178,106,559

Other Financial Instruments:†
Futures Contracts	$1,990,362	$—	$—	$1,990,362

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$90,172	$1,941,223	$—	$2,031,395

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap, and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 1.5%

Boeing Co.	70,500	$9,212,940
Lockheed Martin Corp.	600	120,708

		9,333,648

Airlines - 2.1%

Alaska Air Group, Inc.	2,400	179,664
American Airlines Group, Inc.	168,000	6,548,640
Delta Air Lines, Inc.	1,000	43,780
United Continental Holdings, Inc.†	112,500	6,409,125

		13,181,209

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.	148,600	4,474,346
VF Corp.	5,600	405,608

		4,879,954

Applications Software - 4.2%

Microsoft Corp.	236,900	10,309,888
Red Hat, Inc.†	52,800	3,812,688
Salesforce.com, Inc.†	138,400	9,599,424
ServiceNow, Inc.†	37,900	2,689,384

		26,411,384

Athletic Footwear - 0.6%

NIKE, Inc., Class B	35,900	4,011,825

Auto-Cars/Light Trucks - 0.7%

Tesla Motors, Inc.†#	17,260	4,298,776

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc.	5,600	244,384
Delphi Automotive PLC	5,800	438,016

		682,400

Banks-Fiduciary - 0.9%

Bank of New York Mellon Corp.	25,900	1,030,820
Northern Trust Corp.	10,700	747,288
State Street Corp.	53,400	3,840,528

		5,618,636

Beverages-Non-alcoholic - 0.0%

Monster Beverage Corp.†	1,800	249,228

Beverages-Wine/Spirits - 0.3%

Constellation Brands, Inc., Class A	14,900	1,907,200

Casino Hotels - 0.4%

Las Vegas Sands Corp.	6,700	309,741
MGM Resorts International†	98,900	2,020,527
Wynn Resorts, Ltd.	1,700	127,585

		2,457,853

Cellular Telecom - 0.0%

T-Mobile US, Inc.†	6,700	265,387

Chemicals-Diversified - 0.0%

PPG Industries, Inc.	500	47,645

Chemicals-Specialty - 0.9%

Ashland, Inc.	15,100	1,585,047
Ecolab, Inc.	38,700	4,223,718

		5,808,765

Coatings/Paint - 1.6%

Sherwin-Williams Co.	38,400	9,823,104

Commercial Services-Finance - 2.7%

MasterCard, Inc., Class A	183,800	16,977,606

Computer Services - 0.4%

Cognizant Technology Solutions Corp., Class A†	20,300	1,277,682
IHS, Inc., Class A†	10,900	1,264,618

		2,542,300

Computer Software - 0.2%

Akamai Technologies, Inc.†	15,300	1,091,043

Computers - 1.7%

Apple, Inc.	93,300	10,520,508

Consulting Services - 0.0%

Verisk Analytics, Inc.†	900	65,772

Cosmetics & Toiletries - 0.4%

Estee Lauder Cos., Inc., Class A	27,900	2,225,583

Cruise Lines - 0.9%

Carnival Corp.	6,800	334,764
Norwegian Cruise Line Holdings, Ltd.†	60,400	3,479,040
Royal Caribbean Cruises, Ltd.	21,600	1,904,256

		5,718,060

Data Processing/Management - 0.8%

Fiserv, Inc.†	62,500	5,329,375

Diagnostic Equipment - 3.0%

Danaher Corp.	218,480	19,012,129

Diversified Banking Institutions - 1.3%

Citigroup, Inc.	7,300	390,404
Morgan Stanley	225,100	7,754,695

		8,145,099

Diversified Manufacturing Operations - 0.2%

Textron, Inc.	31,400	1,218,320

E-Commerce/Products - 7.6%

Alibaba Group Holding, Ltd. ADR†	91,421	6,044,756
Amazon.com, Inc.†	74,800	38,364,172
JD.com, Inc. ADR†	27,700	716,876
Vipshop Holdings, Ltd. ADR†#	158,300	2,847,817

		47,973,621

E-Commerce/Services - 5.6%

Ctrip.com International, Ltd. ADR†	18,700	1,242,615
Expedia, Inc.	4,000	459,960
Netflix, Inc.†	108,500	12,480,755
Priceline Group, Inc.†	17,000	21,226,880

		35,410,210

Entertainment Software - 0.3%

Electronic Arts, Inc.†	32,400	2,143,260

Finance-Credit Card - 2.9%

Visa, Inc., Class A	254,100	18,117,330

Finance-Investment Banker/Broker - 0.9%

TD Ameritrade Holding Corp.	163,000	5,453,980

Finance-Other Services - 0.8%

Intercontinental Exchange, Inc.	21,700	4,956,497

Hotels/Motels - 0.8%

Hilton Worldwide Holdings, Inc.	154,259	3,830,251
Marriott International, Inc., Class A	11,090	783,619
Starwood Hotels & Resorts Worldwide, Inc.	1,400	100,058

		4,713,928

Instruments-Scientific - 1.4%

Thermo Fisher Scientific, Inc.	67,900	8,512,623

Insurance Brokers - 0.4%

Aon PLC	2,900	270,976
Marsh & McLennan Cos., Inc.	39,800	2,138,454

		2,409,430

Internet Application Software - 1.1%

Tencent Holdings, Ltd.(3)	424,200	7,210,324

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	216,641	19,374,205

Internet Content-Information/News - 0.5%

LinkedIn Corp., Class A†	15,800	2,853,480

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	34,440	3,880,355
Invesco, Ltd.	15,900	542,349

		4,422,704

Machinery-General Industrial - 1.3%

Roper Technologies, Inc.	25,800	4,181,922
Wabtec Corp.	44,300	4,242,168

		8,424,090

Machinery-Pumps - 0.0%

Flowserve Corp.	1,900	85,747

Medical Instruments - 1.0%

Intuitive Surgical, Inc.†	9,000	4,598,550
Medtronic PLC	23,292	1,683,779

		6,282,329

Medical Products - 1.2%

Becton Dickinson and Co.	30,800	4,343,416
Cooper Cos., Inc.	1,600	259,872
Henry Schein, Inc.†	500	68,405
Stryker Corp.	29,500	2,910,175

		7,581,868

Medical-Biomedical/Gene - 9.4%

Alexion Pharmaceuticals, Inc.†	82,300	14,171,237
Amgen, Inc.	800	121,424
Biogen, Inc.†	24,500	7,283,850
Celgene Corp.†	115,500	13,638,240
Gilead Sciences, Inc.	127,700	13,417,439
Incyte Corp.†	3,100	360,189
Regeneron Pharmaceuticals, Inc.†	12,100	6,213,350
Vertex Pharmaceuticals, Inc.†	33,400	4,259,168

		59,464,897

Medical-Drugs - 3.7%

AbbVie, Inc.	2,800	174,748
Bristol-Myers Squibb Co.	51,800	3,080,546
Eli Lilly & Co.	49,500	4,076,325
Shire PLC ADR	10,300	2,389,600
Valeant Pharmaceuticals International, Inc.†	59,900	13,812,940

		23,534,159

Medical-Generic Drugs - 2.6%

Allergan PLC†	54,051	16,417,451
Perrigo Co. PLC	400	73,188

		16,490,639

Medical-HMO - 2.9%

Aetna, Inc.#	17,800	2,038,456
Anthem, Inc.	36,000	5,077,800
Cigna Corp.	8,300	1,168,557
Humana, Inc.	6,900	1,261,251
UnitedHealth Group, Inc.	72,600	8,399,820

		17,945,884

Medical-Wholesale Drug Distribution - 3.6%

AmerisourceBergen Corp.	25,200	2,521,008
Cardinal Health, Inc.	49,500	4,072,365
McKesson Corp.	82,700	16,339,866

		22,933,239

Multimedia - 0.9%

Time Warner, Inc.	7,200	511,920
Walt Disney Co.#	48,300	4,920,804

		5,432,724

Oil Companies-Exploration & Production - 0.8%

Cimarex Energy Co.	9,000	994,590
Concho Resources, Inc.†	6,700	724,672
Continental Resources, Inc.†#	1,000	32,100
EQT Corp.	39,000	3,034,980
Pioneer Natural Resources Co.	2,800	344,568

		5,130,910

Real Estate Investment Trusts - 1.7%

American Tower Corp.	113,700	10,482,003

Retail-Apparel/Shoe - 1.1%

L Brands, Inc.	21,500	1,803,850
PVH Corp.	8,100	963,738
Ross Stores, Inc.	80,100	3,894,462

		6,662,050

Retail-Auto Parts - 1.7%

AutoZone, Inc.†	4,500	3,221,955
O’Reilly Automotive, Inc.†	32,400	7,778,268

		11,000,223

Retail-Automobile - 0.3%

CarMax, Inc.†	29,700	1,811,700

Retail-Building Products - 2.5%

Home Depot, Inc.	63,100	7,348,626
Lowe’s Cos., Inc.	123,800	8,563,246

		15,911,872

Retail-Discount - 0.2%

Costco Wholesale Corp.	6,900	966,345
Dollar Tree, Inc.†	800	61,008

		1,027,353

Retail-Drug Store - 2.2%

CVS Health Corp.	80,500	8,243,200
Walgreens Boots Alliance, Inc.	66,500	5,755,575

		13,998,775

Retail-Gardening Products - 0.6%

Tractor Supply Co.	47,700	4,069,287

Retail-Restaurants - 2.2%

Chipotle Mexican Grill, Inc.†	4,800	3,408,048
Starbucks Corp.	196,000	10,723,160

		14,131,208

Transport-Rail - 0.2%

Canadian Pacific Railway, Ltd.	9,400	1,364,880
Kansas City Southern	500	46,370
Union Pacific Corp.	800	68,592

		1,479,842

Transport-Services - 0.7%

FedEx Corp.	30,700	4,623,727

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.	15,300	1,113,534

Web Portals/ISP - 6.9%

Baidu, Inc. ADR†	37,300	5,492,425
Google, Inc., Class A†	23,900	15,482,898
Google, Inc., Class C†	36,584	22,618,058

		43,593,381

X-Ray Equipment - 0.0%

Hologic, Inc.†	5,600	217,336

Total Long-Term Investment Securities
(cost $411,618,808)		628,803,178

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(4)	4,378,560	4,378,560
T. Rowe Price Reserve Investment Fund 0.10%(4)	2,913,617	2,913,617

Total Short-Term Investment Securities
(cost $7,292,177)		7,292,177

TOTAL INVESTMENTS
(cost $418,910,985)(2)	100.9%	636,095,355
Liabilities in excess of other assets	(0.9)	(5,597,847)

NET ASSETS	100.0%	$630,497,508

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $13,776,803. This was secured by collateral of $4,378,560, which was received in cash and subsequently invested in short-term investments currently valued at $4,378,560 as reported in the portfolio of investments. Additional collateral of $9,898,600 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	$943,415
United States Treasury Notes/Bonds	0.10% to 7.50%	09/30/2015 to 08/15/2044	8,955,185

(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $7,210,324 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	The rate shown is the 7-day yield as of August 31, 2015.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Internet Application Software	$—	$7,210,324	$—	$7,210,324
Other Industries	621,592,854	—	—	621,592,854
Short-Term Investment Securities	7,292,177	—	—	7,292,177

Total Investments at Value	$628,885,031	$7,210,324	$—	$636,095,355

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Services - 1.2%

Nielsen Holdings PLC	14,900	$673,927

Aerospace/Defense - 5.3%

General Dynamics Corp.	4,700	667,541
Raytheon Co.	5,460	559,978
Rolls-Royce Holdings PLC#	63,000	729,225
Spirit AeroSystems Holdings, Inc., Class A†	18,200	930,202

		2,886,946

Aerospace/Defense-Equipment - 0.7%

United Technologies Corp.	4,400	403,084

Apparel Manufacturers - 1.8%

Hanesbrands, Inc.	33,300	1,002,663

Applications Software - 1.6%

Microsoft Corp.	19,635	854,515

Auto/Truck Parts & Equipment-Original - 3.3%

Delphi Automotive PLC	13,600	1,027,072
Johnson Controls, Inc.	19,500	802,230

		1,829,302

Banks-Fiduciary - 1.6%

State Street Corp.	12,410	892,527

Banks-Super Regional - 7.1%

Capital One Financial Corp.	16,025	1,245,944
Fifth Third Bancorp	28,400	565,728
PNC Financial Services Group, Inc.	8,725	795,022
Wells Fargo & Co.	23,945	1,276,987

		3,883,681

Building & Construction Products-Misc. - 2.0%

Owens Corning	24,400	1,080,676

Building Products-Cement - 1.7%

CRH PLC ADR	31,400	934,778

Building-Residential/Commercial - 1.9%

NVR, Inc.†	699	1,062,445

Cellular Telecom - 0.8%

Vodafone Group PLC ADR	12,954	446,654

Chemicals-Diversified - 0.5%

FMC Corp.	6,100	258,091

Cruise Lines - 5.1%

Carnival Corp.	19,300	950,139
Norwegian Cruise Line Holdings, Ltd.†	14,200	817,920
Royal Caribbean Cruises, Ltd.	11,600	1,022,656

		2,790,715

Diversified Banking Institutions - 7.0%

Bank of America Corp.	72,326	1,181,807
Citigroup, Inc.	27,810	1,487,279
JPMorgan Chase & Co.	17,905	1,147,710

		3,816,796

Diversified Manufacturing Operations - 2.0%

Eaton Corp. PLC	9,100	519,246
SPX Corp.	9,500	557,935

		1,077,181

Electronic Components-Semiconductors - 5.3%

Fairchild Semiconductor International, Inc.†	60,600	824,160
Intel Corp.	15,300	436,662
Microchip Technology, Inc.#	20,200	858,500
Texas Instruments, Inc.	16,320	780,749

		2,900,071

Engineering/R&D Services - 0.9%

KBR, Inc.	29,000	505,760

Enterprise Software/Service - 1.4%

Oracle Corp.	20,400	756,636

Finance-Consumer Loans - 2.6%

Navient Corp.	49,605	634,448
SLM Corp.†	91,805	778,506

		1,412,954

Finance-Credit Card - 2.7%

American Express Co.	11,255	863,484
Discover Financial Services	11,000	591,030

		1,454,514

Finance-Investment Banker/Broker - 0.8%

E*TRADE Financial Corp.†	17,100	449,559

Industrial Gases - 1.7%

Air Products & Chemicals, Inc.	6,500	906,945

Instruments-Controls - 1.1%

Honeywell International, Inc.	5,800	575,766

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	6,500	732,355

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	10,800	261,576

Machinery-Farming - 1.0%

Deere & Co.	6,700	547,926

Medical Instruments - 1.7%

Medtronic PLC	12,730	920,252

Medical-Drugs - 6.0%

Johnson & Johnson	8,185	769,226
Merck & Co., Inc.	13,900	748,515
Pfizer, Inc.	26,341	848,707
Sanofi ADR	18,500	905,020

		3,271,468

Medical-Generic Drugs - 1.6%

Teva Pharmaceutical Industries, Ltd. ADR	13,800	888,858

Medical-HMO - 4.5%

Anthem, Inc.	5,715	806,101
Cigna Corp.	6,000	844,740
UnitedHealth Group, Inc.	7,020	812,214

		2,463,055

Medical-Wholesale Drug Distribution - 1.7%

Cardinal Health, Inc.	11,400	937,878

Oil & Gas Drilling - 0.3%

Seadrill, Ltd.#	22,000	176,880

Oil Companies-Exploration & Production - 1.9%

ConocoPhillips	7,065	347,245
Fairmount Santrol Holdings, Inc.†#	37,900	189,879
Occidental Petroleum Corp.	6,765	493,912

		1,031,036

Oil Companies-Integrated - 0.9%

BP PLC ADR	15,035	504,274

Oil Refining & Marketing - 1.0%

Phillips 66	6,900	545,583

Resort/Theme Parks - 1.3%

SeaWorld Entertainment, Inc.#	38,900	692,420

Retail-Discount - 2.3%

Target Corp.	7,100	551,741
Wal-Mart Stores, Inc.	11,300	731,449

		1,283,190

Savings & Loans/Thrifts - 3.2%

First Niagara Financial Group, Inc.	51,600	477,300
New York Community Bancorp, Inc.#	31,000	547,460
People’s United Financial, Inc.	47,800	740,900

		1,765,660

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	12,500	707,250

Telephone-Integrated - 1.6%

Verizon Communications, Inc.	19,038	875,938

Tobacco - 4.8%

Altria Group, Inc.	18,170	973,549
Philip Morris International, Inc.	8,100	646,380
Reynolds American, Inc.	11,828	990,595

		2,610,524

Tools-Hand Held - 1.8%

Stanley Black & Decker, Inc.	9,860	1,000,987

Total Long-Term Investment Securities
(cost $45,350,697)		54,073,296

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 4.1%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(2)	2,258,778	2,258,778

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/15	$596,000	596,000

Total Short-Term Investment Securities
(cost $2,854,778)		2,854,778

TOTAL INVESTMENTS
(cost $48,205,475)(3)	104.0%	56,928,074
Liabilities in excess of other assets	(4.0)	(2,199,819)

NET ASSETS	100.0%	$54,728,255

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $2,183,641. This was secured by collateral of $2,258,778, which was received in cash and subsequently invested in short-term investments currently valued at $2,258,778 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$54,073,296	$—	$—	$54,073,296
Short-Term Investment Securities:
Registered Investment Companies	2,258,778	—	—	2,258,778
Time Deposits	—	596,000	—	596,000

Total Investments at Value	$56,332,074	$596,000	$—	$56,928,074

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.8%
Diversified Financial Services - 5.8%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	102,000	$102,698
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	314,000	311,780
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	375,000	381,381
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	185,000	188,458
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	274,724	271,851
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	333,000	332,417
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	409,000	407,203
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	542,000	543,242
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.57% due 04/15/2021	228,000	228,066
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	343,000	342,843
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	420,000	430,054
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	222,286
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	219,000	224,261
Commercial Mtg. Trust Series 2015-CR22, Class A2 2.86% due 03/10/2048(1)	470,000	479,899
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	1,224,000	1,226,871
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	164,175	164,278
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	335,000	333,728
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	282,000	284,467
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027	250,000	251,757
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	361,000	360,723
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	245,749
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% due 11/15/2018	122,000	122,009
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	211,956
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	953,127	991,887
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050	390,000	400,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	320,000	330,695
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	375,000	375,149
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	476,427	470,015
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	282,000	283,570
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	118,583	119,344
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	195,077	195,407
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,007,844
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	1,100,000	1,115,840
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	215,000	214,367
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	215,000	213,775
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	251,000	257,807

WF-RBS Commercial Mtg. Trust Series 2014-C25, Class A2 2.93% due 11/15/2047(1)	900,000	923,892

Total Asset Backed Securities
(cost $14,771,996)		14,568,117

U.S. CORPORATE BONDS & NOTES - 19.6%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	126,000	125,424

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	339,000	340,526
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	32,000	31,570
Boeing Co. Senior Notes 0.95% due 05/15/2018	302,000	297,303

		669,399

Aerospace/Defense-Equipment - 0.2%

Harris Corp. Senior Notes 3.83% due 04/27/2025	66,000	63,836
Harris Corp. Senior Notes 4.85% due 04/27/2035	241,000	230,879
Harris Corp. Senior Notes 5.05% due 04/27/2045	228,000	216,171

		510,886

Auto-Cars/Light Trucks - 0.6%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	305,000	303,907
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	393,000	390,039
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	413,000	410,121
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	152,147
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	162,219
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	167,000	166,294

		1,584,727

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	335,000	337,550

Banks-Commercial - 0.9%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	621,000	617,301
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	258,918
KeyBank NA Senior Notes 2.25% due 03/16/2020	313,000	309,908
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	810,000	823,057
PNC Bank NA Senior Notes 1.13% due 01/27/2017	325,000	323,778

		2,332,962

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	545,102

Banks-Money Center - 0.1%

Comerica Bank Sub. Notes 4.00% due 07/27/2025	250,000	251,212

Banks-Super Regional - 0.4%

Bank of America NA Senior Notes 1.65% due 03/26/2018	275,000	273,660
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	293,000	292,586
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	297,000	298,449
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	216,000	219,592

		1,084,287

Brewery - 0.3%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	630,000	631,711

Cable/Satellite TV - 0.3%

CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	531,000	525,952
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	136,000	138,542

CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	133,000	135,294

		799,788

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	223,947

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	409,000	395,637
Sherwin-Williams Co. Senior Notes 4.55% due 08/01/2045	109,000	111,379
Valspar Corp. Senior Notes 3.95% due 01/15/2026	106,000	106,817

		613,833

Computers - 0.4%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	363,000	369,459
Apple, Inc. Senior Notes 3.45% due 02/09/2045	65,000	55,016
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	556,000	557,170

		981,645

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	87,000	85,982

Diversified Banking Institutions - 3.2%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	757,000	762,113
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	247,000	239,105
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	296,000	291,400
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	44,000	53,695
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	245,000	236,736
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	989,000	994,604
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	142,000	161,462
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	310,000	310,715
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	295,000	296,551
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	174,000	172,010
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	310,521
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	726,000	866,148
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	399,000	395,771
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	175,000	173,826
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	274,000	272,231
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	138,000	138,180
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	334,000	379,285
Morgan Stanley Senior Notes 1.88% due 01/05/2018	253,000	253,027
Morgan Stanley Senior Notes 2.80% due 06/16/2020	152,000	152,546
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	772,000	774,927
Morgan Stanley Senior Notes 4.75% due 03/22/2017	423,000	443,791
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	248,000	261,090

		7,939,734

Diversified Financial Services - 0.4%

General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	400,000	400,403
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	272,000	330,233

USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	359,000	359,034

		1,089,670

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 2.70% due 10/09/2022	262,000	256,161
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	330,000	361,104
Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	314,797

		932,062

Diversified Operations - 0.1%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	131,000	130,599

Electric-Integrated - 1.0%

Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	134,000	133,883
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	349,019
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	192,000	192,652
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	172,000	173,532
Exelon Corp. Senior Notes 4.95% due 06/15/2035	115,000	115,828
Exelon Corp. Senior Notes 5.10% due 06/15/2045	118,000	117,598
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	180,000	180,361
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	313,596
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	112,000	113,455
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	146,000	149,383
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	310,000	308,670
Southern Co. Senior Notes 1.30% due 08/15/2017	259,000	256,981
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	137,000	136,429

		2,541,387

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	160,000	159,337
Corning, Inc. Senior Notes 2.90% due 05/15/2022	160,000	159,330

		318,667

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017	249,000	248,637

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	72,000	68,789

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.80% due 07/08/2021	406,000	407,361
Oracle Corp. Senior Notes 3.90% due 05/15/2035	241,000	226,786

		634,147

Finance-Consumer Loans - 0.1%

Synchrony Financial Senior Notes 4.25% due 08/15/2024	253,000	249,114

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	95,000	94,852
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	266,000	264,060
Discover Financial Services Senior Notes 3.75% due 03/04/2025	275,000	261,000

		619,912

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	9,282
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	112,000	11

TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	176,000	174,880

		184,182

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	134,000	133,578
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	478,000	478,499
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	269,000	263,692

		875,769

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	109,000	108,343

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	84,000	84,208

Insurance-Life/Health - 0.3%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	208,245
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	320,000	319,440
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,477

		645,162

Insurance-Multi-line - 0.6%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	477,000	556,967
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	876,000	876,824

		1,433,791

Insurance-Mutual - 0.5%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	169,000	153,898
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	440,229

MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	156,229
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	455,548

		1,205,904

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	351,000	350,493
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	429,000	431,099

		781,592

Medical Labs & Testing Services - 0.6%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	71,000	69,454
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	229,000	219,324
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	117,000	106,798
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	441,000	441,736
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	551,554

		1,388,866

Medical Products - 0.0%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	55,335

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 5.00% due 08/15/2045	212,000	213,928

Medical-Drugs - 0.1%

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	216,000	215,856
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	117,000	116,320

		332,176

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	127,000	125,278

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	211,000	210,036
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	152,000	155,572

		365,608

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	143,000	132,990

Multimedia - 0.4%

21st Century Fox America, Inc. Company Guar. Notes 4.75% due 09/15/2044	152,000	145,790
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	603,000	583,598
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	118,000	99,256
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	240,000	206,764

		1,035,408

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	528,000	531,871

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	600,000	675,356
Hess Corp. Senior Notes 5.60% due 02/15/2041	124,000	119,799
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	184,772
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	148,000	139,819
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	115,838
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	110,000	109,853
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	71,000	70,784
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	334,000	306,841

		1,723,062

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	289,000	287,933
Chevron Corp. Senior Notes 1.96% due 03/03/2020	159,000	157,307
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	114,000	113,406
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	290,000	289,830
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	204,000	214,022

		1,062,498

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	126,000	115,920
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	210,000	188,475

		304,395

Paper & Related Products - 0.6%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	251,000	268,410
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	530,000	522,606
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	371,486
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	256,000	286,348

		1,448,850

Pipelines - 0.8%

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	59,000	59,008
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	286,000	272,916
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	270,000	229,344
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	103,000	86,802
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	371,000	372,382
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	137,000	114,610

Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	131,000	97,650
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	607,000	674,078
Williams Partners LP Senior Notes 4.00% due 09/15/2025	104,000	92,878

		1,999,668

Real Estate Investment Trusts - 0.3%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	161,772
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	311,000	299,146
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	239,000	246,192

		707,110

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	168,000	167,086

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	306,000	296,895
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	215,000	222,379

		519,274

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	131,156	136,172
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	149,863	169,690
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	146,767	164,561

		470,423

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045#	154,000	145,599

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	379,276
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	791,000	872,217
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	448,577

		1,700,070

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	113,000	109,610
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	173,133

		282,743

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	303,000	267,205

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	175,000	159,250

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	502,224
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	148,000	141,042
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	277,000	236,896
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	362,000	332,590
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	130,000	118,497
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	130,000	143,862
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	313,000	308,514
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	104,000	95,903
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	30,000	32,228
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	674,000	584,033
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	504,000	474,965
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	15,000	17,200

		2,987,954

Transport-Rail - 0.1%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	170,000	147,822

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	189,000	189,449

Total U.S. Corporate Bonds & Notes
(cost $50,183,957)		49,334,042

FOREIGN CORPORATE BONDS & NOTES - 6.3%
Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	375,000	385,178
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	163,000	165,494

		550,672

Banks-Commercial - 2.3%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	24,000	23,981
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	760,000	761,889
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	324,000	321,829
BPCE SA Sub. Notes 4.50% due 03/15/2025*	314,000	304,703
Credit Suisse Senior Notes 1.70% due 04/27/2018	668,000	663,532
Credit Suisse Sub. Notes 5.40% due 01/14/2020	466,000	514,495
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	336,000	336,805
ING Bank NV Senior Notes 4.00% due 03/15/2016*	278,000	282,512
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	280,000	273,684
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	783,000	779,418
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	506,000	518,064
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	650,000	647,059
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	431,000	425,087

		5,853,058

Banks-Money Center - 0.2%

ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	208,000	208,321
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	239,000	239,989

		448,310

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	410,000	413,526

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	353,000	383,558

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	219,000	194,363

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	259,000	250,500

Diversified Banking Institutions - 1.0%

Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	222,000	215,552
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	916,000	911,512
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	381,000	368,830
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	280,000	277,409
UBS AG Senior Notes 1.80% due 03/26/2018	495,000	493,316
UBS AG Sub. Notes 5.13% due 05/15/2024	223,000	223,000

		2,489,619

Diversified Manufacturing Operations - 0.2%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	98,000	91,519
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*	382,000	382,347

		473,866

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*#	218,000	203,270
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	118,000	106,537
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	203,000	173,565

		483,372

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	129,094

Electronic Components-Misc. - 0.0%

Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	79,000	76,425

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	165,000	145,642
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	88,000	74,691

		220,333

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	135,000	133,320
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	304,000	282,778

		416,098

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	405,504

Medical-Generic Drugs - 0.3%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	269,000	267,875
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	168,000	162,587
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	237,000	231,014
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	237,000	231,326

		892,802

Oil Companies-Exploration & Production - 0.1%

Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	343,000	288,710

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	475,000	472,848
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	167,000	163,655
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	201,000	220,100
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	22,000	19,036
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	216,000	214,571

		1,090,210

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	261,562

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	423,000	482,220

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 4.80% due 08/01/2045	97,000	97,498

Total Foreign Corporate Bonds & Notes
(cost $16,104,316)		15,901,300

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	232,252
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	329,516
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	233,692

Total Municipal Bonds & Notes
(cost $789,577)		795,460

U.S. GOVERNMENT AGENCIES - 35.0%
Federal Home Loan Bank - 0.1%

Federal Home Loan Bank 5.50% due 07/15/2036	250,000	328,751

Federal Home Loan Mtg. Corp. - 9.7%

1.89% due 02/01/2037 FRS	110,958	116,762
2.50% due 01/01/2028	355,965	364,883
2.50% due 04/01/2028	879,268	901,316
2.53% due 11/01/2037 FRS	857,041	919,308
3.00% due 08/01/2027	696,956	723,721
3.00% due 10/01/2042	729,034	736,456
3.00% due 11/01/2042	1,293,490	1,300,640
3.00% due 02/01/2043	425,090	427,340
3.00% due 04/01/2043	880,665	885,228
3.00% due 05/01/2043	1,213,124	1,225,494
3.00% due 08/01/2043	888,689	892,882
3.00% due 07/01/2045	598,306	600,388
3.50% due 11/01/2041	947,531	985,114
3.50% due 03/01/2042	277,337	288,346
3.50% due 04/01/2042	1,589,426	1,652,371
3.50% due 06/01/2042	2,083,835	2,166,556
3.50% due 08/01/2042	386,844	402,437
3.50% due 03/01/2045	2,493,946	2,584,812
3.50% due 08/01/2045	981,021	1,019,039
4.00% due 09/01/2040	164,214	174,767
4.50% due 01/01/2039	25,727	27,867
5.00% due 10/01/2033	1,774	1,945
5.00% due 06/01/2039	614,762	680,337
5.00% due 07/01/2040	1,171,923	1,294,347
5.00% due 11/01/2043	890,143	980,973
5.50% due 11/01/2018	39,743	41,347
5.50% due 02/01/2035	152,740	169,953
6.00% due 10/01/2033	163,680	185,742
6.00% due 03/01/2040	1,337	1,511
6.50% due 02/01/2035	7,379	8,584
6.50% due 01/01/2036	21,679	24,774
6.75% due 09/15/2029	500,000	720,116
6.75% due 03/15/2031	250,000	359,712
7.00% due 11/01/2016	1,182	1,201

Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)	53,596	54,007
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS
6.60% due 09/15/2039(2)(4)	515,663	84,574
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
1.85% due 08/25/2024 FRS(2)	834,755	837,411
Series 2014-DN1, Class M2
2.40% due 02/25/2024 FRS(2)	431,000	433,836

		24,276,097

Federal National Mtg. Assoc. - 22.9%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.80% due 01/25/2024(2)	398,846	400,004
Federal National Mtg. Assoc.
1.91% due 09/01/2035 FRS	781,815	823,113
2.19% due 05/01/2037 FRS	186,797	197,687
2.32% due 05/01/2040 FRS	827,041	882,159
2.33% due 07/01/2039 FRS	572,463	604,361
2.40% due 06/01/2034 FRS	669,059	713,996
2.49% due 11/01/2036 FRS	362,492	388,230
2.50% due 04/01/2028	487,530	499,649
2.50% due September 15 TBA	1,700,000	1,726,275
2.55% due 08/01/2035 FRS	409,798	439,357
2.97% due 10/01/2040 FRS	204,267	217,563
3.00% due 10/01/2027	167,228	173,997
3.00% due 12/01/2027	1,168,638	1,214,258
3.00% due 01/01/2028	1,418,726	1,474,109
3.00% due 03/01/2042	944,438	954,333
3.00% due 12/01/2042	1,001,041	1,011,353
3.00% due 02/01/2045	921,835	928,038
3.00% due September 15 TBA	315,000	326,988
3.00% due September 30 TBA	5,741,000	5,773,293
3.21% due 10/01/2040 FRS	501,981	535,759
3.50% due 08/01/2026	283,542	299,615
3.50% due 09/01/2026	83,858	88,667
3.50% due 08/01/2027	138,126	145,775
3.50% due 10/01/2028	795,149	842,263
3.50% due 09/17/2030	400,000	421,547
3.50% due 12/01/2041	631,800	656,026
3.50% due 06/01/2042	434,437	451,626
3.50% due 07/01/2042	124,386	127,565
3.50% due 08/01/2042	2,046,094	2,120,627
3.50% due 08/01/2043	835,625	868,473
3.50% due September 30 TBA	4,607,000	4,778,719
4.00% due 04/01/2039	283,415	301,524
4.00% due 07/01/2040	241,113	260,119
4.00% due 09/01/2040	148,484	158,681
4.00% due 10/01/2040	155,864	166,555
4.00% due 12/01/2040	1,804,266	1,928,694
4.00% due 10/01/2041	781,999	835,508
4.00% due 11/01/2041	909,404	969,620
4.00% due 01/01/2042	136,958	146,214
4.00% due 12/01/2043	882,519	952,452
4.00% due 10/01/2044	2,594,797	2,765,853
4.00% due 11/01/2044	671,130	715,388
4.00% due September 30 TBA	3,843,000	4,085,139
4.50% due 11/01/2022	205,388	215,244
4.50% due 10/01/2024	422,597	454,044
4.50% due 01/01/2039	67,969	73,808
4.50% due 09/01/2039	372,194	404,211
4.50% due 11/01/2040	307,973	334,762
4.50% due 12/01/2040	626,076	680,613
4.50% due 05/01/2041	531,426	577,141
4.50% due 07/01/2041	219,323	238,463
4.50% due September 30 TBA	3,615,000	3,917,756
5.00% due 03/15/2016	1,140,000	1,168,339
5.00% due 05/11/2017	500,000	536,153
5.00% due 10/01/2033	5,702	6,319
5.00% due 03/01/2034	75,529	83,597
5.00% due 05/01/2039	432,055	478,170
5.00% due 05/01/2040	196,507	217,791
5.00% due 06/01/2040	117,829	130,241
5.00% due 07/01/2040	449,860	497,366
5.00% due September 30 TBA	511,000	563,647
5.50% due 12/01/2029	132,278	147,887
5.50% due 04/01/2033	103,693	116,738
5.50% due 12/01/2033	102,361	115,203
5.50% due 07/01/2037	601,750	672,519
5.50% due 08/01/2037	379,177	423,955
5.50% due 06/01/2038	57,851	65,346
6.00% due 12/01/2016	2,683	2,738
6.00% due 11/01/2017	9,156	9,427
6.00% due 12/01/2020	28,864	30,262
6.00% due 12/01/2036	744,800	842,272
6.00% due 11/01/2038	212,762	239,967
6.00% due 06/01/2040	160,378	181,320
6.50% due 10/01/2037	57,495	65,999
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	691,173	692,933

		57,555,403

Government National Mtg. Assoc. - 2.2%

3.00% due 02/20/2045	986,174	1,002,154
3.00% due 05/20/2045	702,968	714,359
3.00% due September 30 TBA	727,000	737,692
3.50% due 03/20/2045	782,781	817,399
3.50% due 04/20/2045	1,472,244	1,537,354
3.50% due September 30 TBA	706,000	736,033

		5,544,991

Tennessee Valley Authority - 0.1%

Tennessee Valley Authority 1.75% due 10/15/2018	155,000	157,437

Total U.S. Government Agencies
(cost $87,374,226)		87,862,679

U.S. GOVERNMENT TREASURIES - 28.1%
United States Treasury Bonds - 3.9%

2.50% due 02/15/2045	841,000	765,048
2.75% due 11/15/2042	423,000	406,956
3.00% due 11/15/2044	452,000	456,237
3.00% due 05/15/2045	86,000	86,994
3.13% due 11/15/2041	1,278,000	1,330,634
3.13% due 02/15/2042	408,000	424,113
3.13% due 08/15/2044	362,000	374,491
3.38% due 05/15/2044	259,000	280,860
3.63% due 02/15/2044	940,000	1,067,439
3.88% due 08/15/2040	174,000	204,965
4.25% due 05/15/2039	267,000	332,036
4.38% due 11/15/2039	934,000	1,183,176
4.50% due 02/15/2036	875,000	1,130,152
4.75% due 02/15/2037	587,000	783,683
5.00% due 05/15/2037	159,000	219,495
5.25% due 11/15/2028	404,000	533,364
8.13% due 08/15/2019	92,000	116,073

		9,695,716

United States Treasury Notes - 24.2%

0.38% due 11/15/2015	9,000	9,004

0.50% due 03/31/2017	1,500,000	1,497,051
0.50% due 04/30/2017	500,000	498,724
0.50% due 07/31/2017	3,351,000	3,335,773
0.63% due 08/31/2017	6,669,000	6,653,541
0.75% due 12/31/2017	234,000	233,232
0.88% due 02/28/2017	1,600,000	1,606,187
0.88% due 01/15/2018	600,000	599,539
1.00% due 08/31/2016	103,000	103,565
1.25% due 11/30/2018	7,911,000	7,929,543
1.38% due 11/30/2015	53,000	53,164
1.38% due 07/31/2018	4,109,000	4,145,007
1.38% due 02/28/2019	510,000	512,152
1.38% due 03/31/2020	765,000	761,135
1.50% due 01/31/2019	4,400,000	4,438,443
1.50% due 01/31/2022	3,444,000	3,365,253
1.63% due 08/15/2022	2,390,000	2,340,054
1.75% due 03/31/2022	134,000	132,753
1.75% due 05/15/2023	3,000,000	2,935,353
2.00% due 07/31/2022	118,000	118,576
2.00% due 02/15/2025	3,500,000	3,438,705
2.00% due 08/15/2025	425,000	417,418
2.13% due 12/31/2015	150,000	150,984
2.13% due 09/30/2021	800,000	813,448
2.13% due 12/31/2021	1,700,000	1,725,942
2.13% due 05/15/2025	336,000	333,362
2.25% due 11/15/2024	4,027,000	4,047,344
2.38% due 08/15/2024	958,000	974,129
2.50% due 05/15/2024	4,538,000	4,667,170
2.75% due 12/31/2017	1,511,000	1,575,985
3.13% due 05/15/2019	11,000	11,721
3.63% due 08/15/2019	27,000	29,341
4.00% due 08/15/2018	1,403,000	1,524,337

		60,977,935

Total U.S. Government Treasuries
(cost $70,124,348)		70,673,651

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,086

Sovereign - 0.5%

Government of Canada Senior Notes 0.88% due 02/14/2017	308,000	308,761
United Mexican States Senior Notes 3.50% due 01/21/2021#	423,000	428,816
United Mexican States Senior Notes 3.60% due 01/30/2025	240,000	235,200
United Mexican States Senior Bonds 4.75% due 03/08/2044	195,000	181,838

		1,154,615

Total Foreign Government Obligations
(cost $1,436,674)		1,454,701

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	7,100	166,424

Telecom Services - 0.1%

Qwest Corp. 6.13%	13,750	342,513

Total Preferred Securities
(cost $521,212)		508,937

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.3%
Banks-Commercial - 0.1%

Nordea Bank AB FRS 6.13% due 09/23/2024*(6)	212,000	209,880

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(6)	259,000	256,734

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)	228,000	233,415
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	97,485

		330,900

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC FRS 6.38% due 03/30/2025(6)	206,000	204,712
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	295,000	295,000
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	212,000	222,600

		722,312

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	154,000	158,928

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%† (3)	78,000	8

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	213,797

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	94,000	92,972
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	290,499

		383,471

Insurance-Multi-line - 0.2%

MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000	187,125
MetLife, Inc. 6.40% due 12/15/2066	284,000	312,045

		499,170

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2025	118,000	112,926

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	424,215

Total Preferred Securities/Capital Securities
(cost $3,268,940)		3,312,341

Total Long-Term Investment Securities
(cost $244,575,246)		244,411,228

SHORT-TERM INVESTMENT SECURITIES - 11.8%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Prime Portfolio 0.21%(7)(8)	1,069,173	1,069,173

Time Deposits - 11.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	28,669,000	28,669,000

Total Short-Term Investment Securities
(cost $29,738,173)		29,738,173

TOTAL INVESTMENTS
(cost $274,313,419)(5)	109.0%	274,149,401
Liabilities in excess of other assets	(9.0)	(22,696,434)

NET ASSETS	100.0%	$251,452,967

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $20,189,384 representing 8.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $28 representing 0.0% of net assets.
(4)	Interest Only
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At August 31, 2015, the Fund had loaned securities with a total value of $1,046,817 This was secured by collateral of $1,069,173, which was received in cash and subsequently invested in short-term investments currently valued at $1,069,173 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of August 31, 2015.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value :*
Asset Backed Securities	$—	$14,568,117	$—	$14,568,117
U.S. Corporate Bonds & Notes	—	49,334,042	—	49,334,042
Foreign Corporate Bonds & Notes	—	15,901,300	—	15,901,300
Municipal Bonds & Notes	—	795,460	—	795,460
U.S. Government Agencies	—	87,862,679	—	87,862,679
U.S. Government Treasuries	—	70,673,651	—	70,673,651
Foreign Government Obligations	—	1,454,701	—	1,454,701
Preferred Securities	508,937	—	—	508,937
Preferred Securities/Capital Securities	—	3,312,341	—	3,312,341
Short-Term Investment Securities:
Registered Investment Companies	1,069,173	—	—	1,069,173
Time Deposits	—	28,669,000	—	28,669,000

Total Investments at Value	$1,578,110	$272,571,291	$—	$274,149,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	7,420	$140,090
Omnicom Group, Inc.	10,000	669,800

		809,890

Advertising Services - 0.4%

Nielsen Holdings PLC	23,280	1,052,954

Aerospace/Defense - 1.1%

Raytheon Co.	25,670	2,632,715
Spirit AeroSystems Holdings, Inc., Class A†	1,660	84,843

		2,717,558

Airlines - 1.5%

American Airlines Group, Inc.	7,550	294,299
Southwest Airlines Co.	63,400	2,326,780
United Continental Holdings, Inc.†	18,700	1,065,339

		3,686,418

Applications Software - 0.9%

Microsoft Corp.	49,420	2,150,758

Auto-Cars/Light Trucks - 0.2%

General Motors Co.	13,480	396,851

Auto/Truck Parts & Equipment-Original - 1.8%

Lear Corp.	32,100	3,299,559
WABCO Holdings, Inc.†	9,300	1,072,476

		4,372,035

Banks-Commercial - 0.3%

Regions Financial Corp.	64,670	620,185

Banks-Fiduciary - 0.0%

State Street Corp.	660	47,467

Banks-Super Regional - 4.9%

Capital One Financial Corp.	24,830	1,930,532
KeyCorp	33,720	463,313
SunTrust Banks, Inc.	59,700	2,410,089
US Bancorp	97,385	4,124,255
Wells Fargo & Co.	51,655	2,754,761

		11,682,950

Beverages-Non-alcoholic - 0.8%

Dr Pepper Snapple Group, Inc.	26,000	1,994,980

Brewery - 0.6%

Molson Coors Brewing Co., Class B	20,000	1,361,800

Broadcast Services/Program - 0.2%

Scripps Networks Interactive, Inc., Class A#	8,080	428,967

Building & Construction Products-Misc. - 0.4%

Owens Corning	19,200	850,368

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	2,280	124,442

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	3,270	99,310
Lennar Corp., Class A	1,880	95,692
NVR, Inc.†	70	106,396
Toll Brothers, Inc.†	2,540	93,904

		395,302

Cable/Satellite TV - 1.9%

Comcast Corp., Class A	80,900	4,557,097
Comcast Corp., Special Class A	640	36,633
Time Warner Cable, Inc.	390	72,548

		4,666,278

Casino Hotels - 0.3%

Las Vegas Sands Corp.	14,200	656,466

Cellular Telecom - 0.1%

U.S. Cellular Corp.†	7,895	291,483

Chemicals-Diversified - 1.3%

Akzo Nobel NV ADR	9,392	211,132
Celanese Corp., Series A	1,220	73,981
Dow Chemical Co.	27,800	1,216,528
LyondellBasell Industries NV, Class A	6,180	527,648
PPG Industries, Inc.	11,960	1,139,669

		3,168,958

Commercial Services-Finance - 2.0%

MasterCard, Inc., Class A	37,000	3,417,690
Total System Services, Inc.	31,773	1,456,157
Western Union Co.	2,130	39,277

		4,913,124

Computer Services - 2.0%

Amdocs, Ltd.	25,988	1,486,773
Cognizant Technology Solutions Corp., Class A†	44,500	2,800,830
DST Systems, Inc.	5,968	611,243

		4,898,846

Computers - 1.5%

Apple, Inc.	31,155	3,513,038

Computers-Memory Devices - 1.9%

Brocade Communications Systems, Inc.	123,689	1,317,288
EMC Corp.#	30,320	754,058
Western Digital Corp.	29,550	2,421,918

		4,493,264

Containers-Metal/Glass - 0.0%

Crown Holdings, Inc.†	1,780	88,235

Containers-Paper/Plastic - 0.5%

Bemis Co., Inc.	2,430	103,081
Packaging Corp. of America	17,105	1,147,916
Sonoco Products Co.	560	22,019

		1,273,016

Cruise Lines - 1.4%

Carnival Corp.	69,073	3,400,464

Distribution/Wholesale - 0.2%

Fossil Group, Inc.†#	8,000	492,640

Diversified Banking Institutions - 10.3%

Bank of America Corp.	236,174	3,859,083
Citigroup, Inc.	148,463	7,939,801
Goldman Sachs Group, Inc.	16,440	3,100,584
JPMorgan Chase & Co.	145,224	9,308,858
Morgan Stanley	18,810	648,005

		24,856,331

Diversified Manufacturing Operations - 1.1%

3M Co.	10,625	1,510,238
Parker-Hannifin Corp.#	9,484	1,021,047

		2,531,285

E-Commerce/Services - 0.4%

Priceline Group, Inc.†	740	923,994

E-Services/Consulting - 0.2%

CDW Corp.	9,900	393,525

Electric-Distribution - 0.0%

PG&E Corp.	170	8,429

Electric-Integrated - 1.2%

AES Corp.	93,460	1,121,520
Ameren Corp.	1,050	42,304
American Electric Power Co., Inc.	150	8,144
Edison International	140	8,187
Exelon Corp.	29,930	920,647
FirstEnergy Corp.	250	7,990
Public Service Enterprise Group, Inc.	21,900	881,475

		2,990,267

Electronic Components-Misc. - 0.0%

TE Connectivity, Ltd.	1,150	68,184

Electronic Components-Semiconductors - 1.2%

Intel Corp.	31,860	909,284
Micron Technology, Inc.†	76,450	1,254,545
NVIDIA Corp.	36,900	829,512

		2,993,341

Electronic Parts Distribution - 0.0%

Avnet, Inc.	2,170	92,008

Engineering/R&D Services - 0.9%

AECOM†	67,210	1,848,275
Jacobs Engineering Group, Inc.†	5,090	205,687

		2,053,962

Enterprise Software/Service - 0.7%

Oracle Corp.	45,550	1,689,450

Finance-Consumer Loans - 0.7%

SLM Corp.†	209,837	1,779,418

Finance-Credit Card - 1.2%

Alliance Data Systems Corp.†	1,220	313,772
Discover Financial Services	46,410	2,493,609

		2,807,381

Finance-Other Services - 0.7%

NASDAQ OMX Group, Inc.	30,600	1,566,414

Food-Meat Products - 0.3%

Tyson Foods, Inc., Class A#	19,090	807,125

Food-Misc./Diversified - 0.0%

Kellogg Co.	490	32,477

Food-Retail - 0.4%

Kroger Co.	28,516	983,802

Gas-Distribution - 0.0%

UGI Corp.	475	16,188

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.	30,930	1,303,081

Hotels/Motels - 0.0%

Wyndham Worldwide Corp.	280	21,414

Housewares - 0.0%

Tupperware Brands Corp.	1,740	89,140

Human Resources - 0.0%

ManpowerGroup, Inc.	1,050	91,245

Independent Power Producers - 0.2%

Dynegy, Inc.†	19,530	502,898

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,385	236,759

Insurance-Life/Health - 0.7%

Lincoln National Corp.	18,557	942,510
Prudential Financial, Inc.	8,665	699,266

		1,641,776

Insurance-Multi-line - 1.1%

Genworth Financial, Inc., Class A†	78,250	405,335
Hartford Financial Services Group, Inc.	24,399	1,121,134
MetLife, Inc.	5,995	300,350
XL Group PLC	21,280	793,531

		2,620,350

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	17,280	1,720,224

Internet Content-Entertainment - 0.9%

Facebook, Inc., Class A†	23,910	2,138,271

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc.	2,460	277,168

Machinery-General Industrial - 0.4%

Zebra Technologies Corp., Class A†	10,170	842,890

Medical Instruments - 0.4%

Bruker Corp.†	400	7,352
Medtronic PLC	13,934	1,007,289

		1,014,641

Medical Labs & Testing Services - 1.6%

Laboratory Corp. of America Holdings†	25,117	2,959,034
Quest Diagnostics, Inc.	14,416	977,405

		3,936,439

Medical Products - 0.5%

Baxter International, Inc.	20,080	772,076
Zimmer Biomet Holdings, Inc.	4,020	416,311

		1,188,387

Medical-Biomedical/Gene - 1.5%

Amgen, Inc.	20,300	3,081,134
Gilead Sciences, Inc.	3,900	409,773

		3,490,907

Medical-Drugs - 3.1%

AstraZeneca PLC ADR	20,700	647,496
Baxalta, Inc.	34,560	1,214,784
Johnson & Johnson	7,010	658,800
Merck & Co., Inc.	15,478	833,490
Pfizer, Inc.	124,622	4,015,321

		7,369,891

Medical-Generic Drugs - 1.6%

Teva Pharmaceutical Industries, Ltd. ADR	59,792	3,851,203

Medical-HMO - 6.0%

Aetna, Inc.#	36,500	4,179,980
Centene Corp.†	28,300	1,746,676
Cigna Corp.	26,000	3,660,540
Humana, Inc.	9,500	1,736,505
UnitedHealth Group, Inc.	25,900	2,996,630

		14,320,331

Medical-Hospitals - 1.4%

Community Health Systems, Inc.†	13,360	717,432
Universal Health Services, Inc., Class B	19,358	2,654,756

		3,372,188

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	11,230	2,218,823

Multimedia - 0.7%

Viacom, Inc., Class B	41,660	1,698,478

Networking Products - 3.1%

Cisco Systems, Inc.	250,240	6,476,211
Telefonaktiebolaget LM Ericsson ADR	94,810	925,346

		7,401,557

Oil & Gas Drilling - 0.3%

Atwood Oceanics, Inc.#	43,100	823,641

Oil Companies-Exploration & Production - 1.5%

Apache Corp.	31,610	1,430,036
Gulfport Energy Corp.†	29,460	1,055,552
Hess Corp.	17,800	1,058,210

		3,543,798

Oil Companies-Integrated - 2.9%

BP PLC ADR	52,900	1,774,266
Exxon Mobil Corp.	7,080	532,699
Marathon Oil Corp.	113,204	1,957,297
Suncor Energy, Inc.	99,590	2,812,422

		7,076,684

Oil Refining & Marketing - 2.0%

Marathon Petroleum Corp.	33,092	1,565,583
PBF Energy, Inc., Class A	13,750	411,400
Tesoro Corp.	5,609	516,084
Valero Energy Corp.	37,000	2,195,580

		4,688,647

Oil-Field Services - 2.1%

Baker Hughes, Inc.	11,520	645,120
Halliburton Co.	14,020	551,687
Schlumberger, Ltd.	35,390	2,738,124
Superior Energy Services, Inc.	37,610	598,375
Weatherford International PLC†	46,310	470,047

		5,003,353

Paper & Related Products - 0.5%

Domtar Corp.	27,800	1,117,838

Pharmacy Services - 0.2%

Express Scripts Holding Co.†	6,300	526,680

Poultry - 0.1%

Pilgrim’s Pride Corp.#	14,000	293,650

Real Estate Investment Trusts - 0.5%

Brixmor Property Group, Inc.	6,650	151,753
Outfront Media, Inc.	26,914	609,064
Starwood Property Trust, Inc.	26,010	553,493

		1,314,310

Retail-Apparel/Shoe - 0.7%

Gap, Inc.	15,600	511,836
Ross Stores, Inc.	24,088	1,171,159

		1,682,995

Retail-Building Products - 3.3%

Home Depot, Inc.	29,500	3,435,570
Lowe’s Cos., Inc.	64,700	4,475,299

		7,910,869

Retail-Drug Store - 2.3%

CVS Health Corp.	54,200	5,550,080

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	770	29,761

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	19,360	1,134,690

Retail-Vitamins & Nutrition Supplements - 0.4%

GNC Holdings, Inc., Class A	18,160	849,888

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co.	25,500	759,135

Semiconductor Components-Integrated Circuits - 1.4%

QUALCOMM, Inc.	60,430	3,419,129

Semiconductor Equipment - 0.3%

Teradyne, Inc.	36,210	653,228

Telephone-Integrated - 1.6%

Telephone & Data Systems, Inc.	36,929	1,050,261
Verizon Communications, Inc.	62,560	2,878,385

		3,928,646

Tobacco - 1.2%

Altria Group, Inc.	54,968	2,945,185

Transport-Rail - 0.1%

Union Pacific Corp.	2,600	222,924

Transport-Services - 0.9%

FedEx Corp.	14,300	2,153,723

Web Portals/ISP - 2.3%

Google, Inc., Class A†	4,150	2,688,453
Google, Inc., Class C†	4,412	2,727,719

		5,416,172

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	2,570	166,587

X-Ray Equipment - 0.3%

Hologic, Inc.†	17,990	698,192

Total Common Stocks
(cost $200,235,643)		234,400,184

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Food-Meat Products - 0.1%

Tyson Foods, Inc. 4.75% due 07/15/2017	4,572	235,275

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 6.25% due 11/17/2016#	530	61,438

Total Convertible Preferred Securities
(cost $281,600)		296,713

EXCHANGE-TRADED FUNDS - 0.3%

Utilities Select Sector SPDR Fund# (cost $634,584)	14,400	611,424

Total Long-Term Investment Securities
(cost $201,151,827)		235,308,321

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(3) (cost $2,333,633)	2,333,633	2,333,633

REPURCHASE AGREEMENTS - 2.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $4,841,000 collateralized by $4,845,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $4,945,849 (cost $4,841,000)	$4,841,000	4,841,000

TOTAL INVESTMENTS
(cost $208,326,460)(2)	100.8%	242,482,954
Liabilities in excess of other assets	(0.8)	(1,912,927)

NET ASSETS	100.0%	$240,570,027

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $8,509,211. This was secured by collateral of $2,333,633, which was received in cash and subsequently invested in short-term investments currently valued at $2,333,633 as reported in the Portfolio of Investments. Additional collateral of $6,453,701 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal National Mtg. Assoc.	0.75%	04/20/2017 to 04/20/2017	$494,742
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	754,700
United States Treasury Notes/Bonds	0.13% to 3.88%	09/30/2015 to 08/15/2043	5,204,259

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2015.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

7	Long	S&P 500 E-Mini Index	September 2015	$729,678	$689,220	$(40,458)

ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$234,400,184	$—	$—	$234,400,184
Convertible Preferred Securities	296,713	—	—	296,713
Exchange-Traded Funds	611,424	—	—	611,424
Short-Term Investment Securities	2,333,633	—	—	2,333,633
Repurchase Agreements	—	4,841,000	—	4,841,000

Total Investments at Value	$237,641,954	$4,841,000	$—	$242,482,954

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$40,458	$—	$—	$40,458

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Agencies - 1.3%

Omnicom Group, Inc.	106,465	$7,131,026

Advertising Services - 0.3%

Nielsen Holdings PLC	36,610	1,655,870

Aerospace/Defense - 4.5%

Lockheed Martin Corp.	65,927	13,263,194
Northrop Grumman Corp.	31,325	5,129,155
Raytheon Co.	64,805	6,646,401

		25,038,750

Aerospace/Defense-Equipment - 0.4%

United Technologies Corp.	26,640	2,440,490

Applications Software - 1.3%

Microsoft Corp.	163,595	7,119,654

Banks-Super Regional - 4.3%

SunTrust Banks, Inc.	150,513	6,076,210
US Bancorp	133,100	5,636,785
Wells Fargo & Co.	237,755	12,679,474

		24,392,469

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	270,956	10,653,990

Beverages-Wine/Spirits - 0.4%

Diageo PLC(1)	95,705	2,542,536

Cable/Satellite TV - 0.9%

Comcast Corp., Special Class A#	87,075	4,984,173

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. ADR	70,200	1,596,348

Chemicals-Diversified - 2.5%

Dow Chemical Co.	60,085	2,629,319
E.I. du Pont de Nemours & Co.	76,940	3,962,410
LyondellBasell Industries NV, Class A	89,147	7,611,371

		14,203,100

Chemicals-Specialty - 0.0%

Chemours Co.	15,728	152,090

Commercial Services-Finance - 1.5%

H&R Block, Inc.	245,550	8,353,611

Computer Services - 1.4%

International Business Machines Corp.	53,676	7,938,144

Cosmetics & Toiletries - 2.3%

Procter & Gamble Co.	170,199	12,027,963
Unilever NV	17,515	702,702

		12,730,665

Diversified Banking Institutions - 6.6%

Bank of America Corp.	303,280	4,955,595
Citigroup, Inc.	202,660	10,838,257
Goldman Sachs Group, Inc.	18,650	3,517,390
JPMorgan Chase & Co.	217,125	13,917,712
Morgan Stanley	105,040	3,618,628

		36,847,582

Diversified Manufacturing Operations - 3.4%

3M Co.	16,455	2,338,913
General Electric Co.	672,179	16,683,483

		19,022,396

Diversified Minerals - 0.2%

BHP Billiton, Ltd.(1)	67,732	1,242,983

Electric Products-Misc. - 1.4%

Emerson Electric Co.	163,343	7,794,728

Electric-Integrated - 2.2%

CMS Energy Corp.	48,900	1,602,942
Dominion Resources, Inc.	53,390	3,723,952
Eversource Energy	28,369	1,340,152
NextEra Energy, Inc.	39,920	3,928,527
WEC Energy Group, Inc.	32,380	1,542,907

		12,138,480

Electric-Transmission - 0.2%

ITC Holdings Corp.	27,715	906,281

Electronic Components-Semiconductors - 1.7%

Intel Corp.	246,515	7,035,538
Samsung Electronics Co., Ltd. GDR(1)	5,340	2,455,314

		9,490,852

Electronic Security Devices - 0.2%

Tyco International PLC	39,590	1,436,721

Enterprise Software/Service - 1.9%

CA, Inc.	263,756	7,197,901
Oracle Corp.	89,430	3,316,959

		10,514,860

Finance-Credit Card - 0.3%

American Express Co.	20,974	1,609,125

Finance-Other Services - 0.6%

CME Group, Inc.	33,780	3,190,183

Food-Misc./Diversified - 3.5%

Kellogg Co.	122,778	8,137,726
Kraft Heinz Co.	136,018	9,883,068
Mondelez International, Inc., Class A	45,345	1,920,814

		19,941,608

Food-Retail - 0.7%

Kroger Co.	123,480	4,260,060

Gas-Distribution - 0.3%

Sempra Energy	15,435	1,464,010

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	11,960	1,337,487

Industrial Gases - 0.4%

Praxair, Inc.	19,095	2,019,296

Instruments-Controls - 0.9%

Honeywell International, Inc.	50,825	5,045,398

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	77,685	6,269,179

Insurance-Multi-line - 1.6%

ACE, Ltd.	24,835	2,537,144
MetLife, Inc.	126,250	6,325,125

		8,862,269

Insurance-Property/Casualty - 0.8%

Travelers Cos., Inc.	44,280	4,408,074

Internet Security - 1.1%

Symantec Corp.	306,863	6,287,623

Medical Labs & Testing Services - 0.6%

Quest Diagnostics, Inc.	48,485	3,287,283

Medical Products - 0.4%

Becton Dickinson and Co.	15,200	2,143,504

Medical-Drugs - 7.9%

Abbott Laboratories	30,725	1,391,535
AbbVie, Inc.	30,725	1,917,547
Bristol-Myers Squibb Co.	74,100	4,406,727
Johnson & Johnson	59,265	5,569,725
Merck & Co., Inc.	263,928	14,212,523
Pfizer, Inc.	518,722	16,713,223

		44,211,280

Medical-HMO - 1.8%

Anthem, Inc.	18,907	2,666,832
UnitedHealth Group, Inc.	63,743	7,375,065

		10,041,897

Networking Products - 1.4%

Cisco Systems, Inc.	305,404	7,903,856

Oil & Gas Drilling - 1.0%

Helmerich & Payne, Inc.#	98,262	5,798,441

Oil Companies-Exploration & Production - 3.3%

ConocoPhillips	138,678	6,816,024
Occidental Petroleum Corp.	157,459	11,496,081

		18,312,105

Oil Companies-Integrated - 3.8%

Chevron Corp.	86,931	7,040,542
Exxon Mobil Corp.	109,710	8,254,580
Marathon Oil Corp.	77,605	1,341,790
Total SA ADR	103,852	4,818,733

		21,455,645

Oil Field Machinery & Equipment - 1.3%

National Oilwell Varco, Inc.	169,078	7,157,072

Oil Refining & Marketing - 0.7%

Marathon Petroleum Corp.	79,140	3,744,113

Oil-Field Services - 0.3%

Schlumberger, Ltd.	21,205	1,640,631

Paper & Related Products - 0.5%

International Paper Co.	72,170	3,113,414

Pipelines - 0.2%

Spectra Energy Corp.	43,870	1,275,301

Real Estate Investment Trusts - 0.2%

Weyerhaeuser Co.	50,040	1,398,118

Retail-Apparel/Shoe - 1.8%

Coach, Inc.	225,945	6,834,836
Gap, Inc.	99,770	3,273,454

		10,108,290

Retail-Building Products - 1.7%

Home Depot, Inc.	84,260	9,812,920

Retail-Computer Equipment - 1.3%

GameStop Corp., Class A#	177,306	7,531,959

Retail-Discount - 0.9%

Dollar General Corp.	71,811	5,349,201

Retail-Office Supplies - 1.5%

Staples, Inc.	584,045	8,299,279

Retail-Restaurants - 1.9%

McDonald’s Corp.	110,150	10,466,453

Semiconductor Components-Integrated Circuits - 0.8%

QUALCOMM, Inc.	76,650	4,336,857

Telecom Services - 0.2%

BCE, Inc.	23,940	968,134

Telephone-Integrated - 3.6%

AT&T, Inc.	219,790	7,297,028
Verizon Communications, Inc.	284,270	13,079,263

		20,376,291

Tobacco - 5.7%

Altria Group, Inc.	200,575	10,746,809
Philip Morris International, Inc.	109,058	8,702,828
Reynolds American, Inc.	148,081	12,401,784

		31,851,421

Transport-Rail - 0.5%

Union Pacific Corp.	31,067	2,663,685

Transport-Services - 0.7%

United Parcel Service, Inc., Class B	38,125	3,722,906

Water - 0.5%

American Water Works Co., Inc.	51,990	2,700,361

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	41,390	2,682,900

Total Long-Term Investment Securities
(cost $501,585,739)		547,375,428

SHORT-TERM INVESTMENT SECURITIES - 4.4%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	14,908,761	14,908,761

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$10,032,000	10,032,000

Total Short-Term Investment Securities
(cost $24,940,761)		24,940,761

REPURCHASE AGREEMENTS - 0.5%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $2,709,000)	2,709,000	2,709,000

TOTAL INVESTMENTS
(cost $529,235,500)(5)	102.5%	575,025,189
Liabilities in excess of other assets	(2.5)	(14,016,885)

NET ASSETS	100.0%	$561,008,304

#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $6,240,833 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	At August 31, 2015, the Fund had loaned securities with a total value of $16,879,966. This was secured by collateral of $14,908,761, which was received in cash and subsequently invested in short-term investments currently valued at $14,908,761 as reported in the Portfolio of Investments. Additional collateral of $2,251,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	$216,329
United States Treasury Notes/Bonds	0.12% to 3.88%	09/30/2015 to 11/15/2043	2,035,258

(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages-Wine/Spirits	$—	$2,542,536	$—	$2,542,536
Diversified Minerals	—	1,242,983	—	1,242,983
Electronic Components-Semiconductors	7,035,538	2,455,314		9,490,852
Other Industries	534,099,057	—	—	534,099,057
Short-Term Investment Securities:
Registered Investment Companies	14,908,761	—	—	14,908,761
Time Deposits	—	10,032,000	—	10,032,000
Repurchase Agreements	—	2,709,000	—	2,709,000

Total Investments at Value	$556,043,356	$18,981,833	$—	$575,025,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund @

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 81.0%
Domestic Equity Investment Companies - 48.0%

VALIC Co. I Blue Chip Growth Fund	613,568	$10,774,262
VALIC Co. I Broad Cap Value Income Fund	695,522	10,342,415
VALIC Co. I Dividend Value Fund	497,374	6,187,330
VALIC Co. I Growth & Income Fund	225,171	4,143,147
VALIC Co. I Growth Fund	670,581	10,461,062
VALIC Co. I Large Cap Core Fund	648,653	8,425,997
VALIC Co. I Large Capital Growth Fund	694,466	8,298,871
VALIC Co. I Stock Index Fund	906,385	31,179,644
VALIC Co. I Value Fund	709,179	10,119,985
VALIC Co. II Capital Appreciation Fund	391,011	6,393,023
VALIC Co. II Mid Cap Growth Fund	466,876	4,113,177
VALIC Co. II Mid Cap Value Fund	188,041	4,103,044
VALIC Co. II Small Cap Growth Fund	268,719	4,114,092
VALIC Co. II Small Cap Value Fund	286,593	4,015,165

Total Domestic Equity Investment Companies (cost $119,356,358)		122,671,214

Domestic Fixed Income Investment Companies - 20.1%

VALIC Co. I Capital Conservation Fund	1,519,339	14,980,685
VALIC Co. I Government Securities Fund	796,725	8,612,600
VALIC Co. I Inflation Protected Fund	196,607	2,105,666
VALIC Co. II Core Bond Fund	1,559,644	17,046,910
VALIC Co. II High Yield Bond Fund	286,114	2,117,243
VALIC Co. II Strategic Bond Fund	575,111	6,326,220

Total Domestic Fixed Income Investment Companies (cost $51,722,164)		51,189,324

International Equity Investment Companies - 12.1%

VALIC Co. I Emerging Economies Fund	809,004	5,226,169
VALIC Co. I Foreign Value Fund	1,033,364	9,537,950
VALIC Co. I Global Real Estate Fund	247,131	1,994,350
VALIC Co. I International Equities Index Fund	616,508	4,019,633
VALIC Co. I International Growth Fund	779,243	10,083,399

Total International Equity Investment Companies (cost $34,213,128)		30,861,501

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund (cost $2,276,490)	190,297	2,116,100

Total Affiliated Registered Investment Companies (cost $207,568,140)		206,838,139

U.S. GOVERNMENT TREASURIES - 16.5%
United States Treasury Bonds - 0.9%

6.25% due 08/15/2023	470,000	616,287
7.13% due 02/15/2023	70,000	95,288
7.50% due 11/15/2024	575,000	834,117
7.63% due 11/15/2022	196,300	272,267
7.63% due 02/15/2025	375,000	551,411

		2,369,370

United States Treasury Notes - 15.6%

1.63% due 11/15/2022	1,050,000	1,025,705
1.75% due 05/15/2023	3,635,000	3,556,669
2.00% due 02/15/2023	3,262,000	3,260,982
2.00% due 02/15/2025	3,090,000	3,035,885
2.13% due 05/15/2025	3,625,000	3,596,537
2.25% due 11/15/2024	4,200,000	4,221,219
2.38% due 08/15/2024	4,845,000	4,926,571
2.50% due 08/15/2023	3,211,000	3,314,898
2.50% due 05/15/2024	3,427,000	3,524,546
2.75% due 11/15/2023	4,168,000	4,381,718
2.75% due 02/15/2024	4,777,000	5,015,974

		39,860,704

Total U.S. Government Treasuries (cost $41,533,623)		42,230,074

OPTIONS - PURCHASED - 0.6%
Options - Purchased(1) (cost $1,191,000)	47,000	1,579,892

Total Long-Term Investment Securities (cost $250,292,763)		250,648,105

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.5%

AllianceBernstein Government STIF Portfolio 0.13%(3) (cost $6,379,682)	6,379,682	6,379,682

TOTAL INVESTMENTS (cost $256,672,445)(2)	100.6%	257,027,787
Liabilities in excess of other assets	(0.6)	(1,438,758)

NET ASSETS	100.0%	$255,589,029

@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website,www.valic.com.
(1)	Options - Purchased.

Put Options - Purchased

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at August 31, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2015	$1,840	10,000	$81,000	$289,000	$208,000
S&P 500 Index	December 2015	1,725	37,000	1,110,000	1,290,892	180,892

			47,000	$1,191,000	$1,579,892	$388,892

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2015.

STIF - Short Term Index Fund

Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at August 31, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2015	$2,200	10,000	$118,510	$7,088	$111,422
S&P 500 Index	December 2015	2,160	37,000	276,212	362,683	(86,471)

			47,000	$394,722	$369,771	$24,951

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

10	Long	S&P 500 E-Mini Index	September 2015	$955,177	$984,600	$29,423

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$206,838,139	$—	$—	$206,838,139
U.S. Government Treasuries	—	42,230,074	—	42,230,074
Options Purchased	1,579,892	—	—	1,579,892
Short-Term Investment Securities	6,379,682	—	—	6,379,682

Total Investments at Value	$214,797,713	$42,230,074	$—	$257,027,787

Other Financial Instruments:†
Futures Contracts	$29,423	$—	$—	$29,423
Written Call Options	111,422	—	—	111,422

Total Other Financial Instruments	$140,845	$—	$—	$140,845

LIABILITIES:
Other Financial Instruments:†
Written Call Options	$86,471	$—	$—	$86,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 (unaudited)

Security Description	Shares/ Principal Value	Value (Note 1)
COMMON STOCKS - 97.9%
Bermuda - 1.3%

GOME Electrical Appliances Holding, Ltd.#(1)	10,510,000	$1,629,283
Huabao International Holdings, Ltd.(1)	1,387,000	463,960
REXLot Holdings, Ltd.#(4)	14,050,000	503,984
Shenzhen International Holdings, Ltd.(1)	1,830,500	2,544,204
Skyworth Digital Holdings, Ltd.(1)	2,994,000	1,742,556

		6,883,987

Brazil - 4.2%

Banco do Brasil SA	988,140	4,858,075
Itau Unibanco Holding SA ADR	1,201,104	8,792,081
JBS SA	1,021,000	3,983,608
MRV Engenharia e Participacoes SA	819,150	1,438,789
Petroleo Brasileiro SA ADR (Preference Shares)†	378,410	1,907,186
Smiles SA	163,720	2,159,669

		23,139,408

Cayman Islands - 6.9%

ANTA Sports Products, Ltd.(1)	1,264,000	3,130,179
Belle International Holdings, Ltd.(1)	4,152,000	3,782,020
China Lesso Group Holdings, Ltd.(1)	1,573,000	1,104,674
Geely Automobile Holdings, Ltd.(1)	8,785,000	3,374,898
Jiangnan Group, Ltd.(1)	4,752,000	974,511
Lee & Man Paper Manufacturing, Ltd.(1)	2,908,000	1,670,102
NetEase, Inc. ADR	50,060	5,565,671
Sino Biopharmaceutical, Ltd.(1)	3,108,000	3,676,342
TCL Communication Technology Holdings, Ltd.#(1)	1,022,000	682,734
Tencent Holdings, Ltd.(1)	375,100	6,375,749
Universal Health International Group Holding, Ltd.#(1)	3,124,000	1,089,322
Vipshop Holdings, Ltd. ADR†#	88,380	1,589,956
Xinyi Glass Holdings, Ltd.(1)	3,278,000	1,485,772
Yeong Guan Energy Technology Group Co., Ltd.(1)	275,000	1,526,319
Zhen Ding Technology Holding, Ltd.(1)	724,000	2,058,962

		38,087,211

China - 14.0%

Bank of China, Ltd.(1)	23,651,000	10,735,111
China CITIC Bank Corp., Ltd.†(1)	9,917,000	6,052,082
China Construction Bank Corp.(1)	21,487,000	15,070,491
China Everbright Bank Co., Ltd.(1)	6,218,000	2,867,956
China Merchants Bank Co., Ltd.(1)	3,640,500	8,595,026
China Telecom Corp., Ltd.(1)	10,668,000	5,572,540
Great Wall Motor Co., Ltd.(1)	1,051,000	2,789,781
Huadian Power International Corp., Ltd.(1)	3,618,000	2,924,237
Huaneng Power International, Inc.(1)	5,294,000	6,069,374
PICC Property & Casualty Co., Ltd.(1)	3,446,000	6,510,072
Shenzhen Expressway Co., Ltd.(1)	2,144,000	1,383,467
Sinopharm Group Co., Ltd.(1)	1,141,200	4,320,013
Xinjiang Goldwind Science & Technology Co., Ltd.#(1)	683,200	1,169,469
Zhejiang Expressway Co., Ltd.(1)	2,464,000	2,681,724

		76,741,343

Cyprus - 0.3%

QIWI PLC ADR	60,220	1,574,753

Egypt - 0.5%

Commercial International Bank of Egypt SAE GDR	465,540	2,607,024

Hong Kong - 6.9%

BYD Electronic International Co., Ltd.†(1)	1,130,000	652,587
China Mobile, Ltd.(1)	1,557,500	18,999,337
China Overseas Land & Investment, Ltd.(1)	2,412,000	7,059,976
CNOOC, Ltd.(1)	5,706,000	7,162,407
Lenovo Group, Ltd.#(1)	5,072,000	4,166,545

		38,040,852

India - 5.5%

Apollo Tyres, Ltd.(1)	824,930	2,217,217
Bharat Petroleum Corp., Ltd.(1)	338,030	4,483,755
HCL Technologies, Ltd.(1)	385,570	5,629,945
Hindustan Petroleum Corp., Ltd.(1)	364,860	4,618,423
Housing Development Finance Corp., Ltd.(1)	424,433	7,547,520
Power Finance Corp., Ltd.(1)	495,200	1,651,183
Rural Electrification Corp., Ltd.(1)	483,500	1,834,581
Wockhardt, Ltd.(1)	119,790	2,409,058

		30,391,682

Indonesia - 0.7%

Bank Negara Indonesia Persero Tbk PT(1)	6,943,200	2,440,002
United Tractors Tbk PT(1)	847,500	1,153,978

		3,593,980

Poland - 1.1%

Polski Koncern Naftowy Orlen SA(1)	145,490	2,839,436
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	1,726,220	3,101,614

		5,941,050

Qatar - 0.2%

Gulf International Services QSC(1)	71,190	1,170,889

Russia - 7.2%

Lukoil OAO ADR	206,360	7,967,560
Magnitogorsk Iron & Steel Works OJSC†	5,987,360	2,039,301
MMC Norilsk Nickel PJSC ADR	449,170	7,112,607
Mobile TeleSystems OJSC ADR	447,100	3,411,373
Moscow Exchange MICEX-RTS OAO	1,523,190	1,750,684
Sberbank of Russia ADR	1,115,431	5,532,538
Severstal OAO GDR	181,460	1,932,549
Surgutneftegas OAO† (Preference Shares)	7,568,270	4,738,274
Tatneft OAO ADR	182,966	5,198,064

		39,682,950

South Africa - 3.2%

Naspers, Ltd., Class N(1)	18,740	2,433,485
Netcare, Ltd.(1)	1,535,860	4,594,282
SPAR Group, Ltd.(1)	131,450	1,881,289
Steinhoff International Holdings, Ltd.#(1)	1,471,251	8,793,486

		17,702,542

South Korea - 20.2%

BNK Financial Group, Inc.(1)	152,574	1,792,223
Com2uS Corp.†#(1)	14,665	1,308,427
Coway Co., Ltd.(1)	65,310	4,659,080
GS Home Shopping, Inc.(1)	7,090	1,196,840
GS Retail Co., Ltd.(1)	64,220	3,609,370
Hana Tour Service, Inc.(1)	12,050	1,605,903
Hankook Tire Co., Ltd.(1)	111,770	3,490,361
Hanon Systems#(1)	54,510	1,670,583
Hyosung Corp.(1)	25,200	2,723,285
Hyundai Development Co.(1)	57,710	2,912,522
Hyundai Elevator Co., Ltd.†(1)	17,209	958,344
Industrial Bank of Korea(1)	437,870	4,884,023
Kangwon Land, Inc.(1)	85,550	3,066,124
KB Financial Group, Inc.(1)	219,410	6,618,579
KEPCO Plant Service & Engineering Co., Ltd.(1)	16,630	1,772,852
KH Vatec Co., Ltd.#(1)	70,068	963,982
Kia Motors Corp.(1)	203,390	8,334,297
Korea Electric Power Corp.(1)	98,760	3,990,777
KT&G Corp.(1)	84,382	7,882,256
LG Innotek Co., Ltd.#(1)	19,030	1,477,227
Meritz Securities Co., Ltd.#(1)	565,275	2,324,749
NCsoft Corp.(1)	15,750	2,907,465
Partron Co., Ltd.#(1)	78,430	516,408
Samsung Electronics Co., Ltd.(1)	26,258	24,159,872
Seah Besteel Corp.(1)	39,360	1,061,097
SK Holdings Co Ltd(1)	24,609	5,614,444
SK Hynix, Inc.(1)	239,830	7,251,549
Wonik IPS Co., Ltd.†(1)	217,100	2,033,417

		110,786,056

Taiwan - 16.6%

Advanced Semiconductor Engineering, Inc.(1)	5,868,000	5,962,363
Catcher Technology Co., Ltd.(1)	603,000	6,130,707
Cathay Financial Holding Co., Ltd.(1)	5,071,000	7,309,549
Chicony Electronics Co., Ltd.(1)	1,206,797	3,000,494
Coretronic Corp.(1)	1,111,500	882,313
Elite Material Co., Ltd.(1)	793,000	1,724,186
Feng TAY Enterprise Co., Ltd.(1)	623,150	3,683,114
Fubon Financial Holding Co., Ltd.(1)	4,453,000	7,632,377
Grape King Bio, Ltd.(1)	567,000	2,901,428
Hota Industrial Manufacturing Co., Ltd.(1)	448,000	1,341,840
Innolux Corp.(1)	3,950,000	1,396,105
Inotera Memories, Inc.†(1)	3,209,000	1,931,727
Mega Financial Holding Co., Ltd.(1)	7,788,000	5,830,610
Pegatron Corp.(1)	1,744,000	4,518,583
Pou Chen Corp.(1)	2,363,000	3,820,052
Radiant Opto-Electronics Corp.(1)	633,000	1,844,251
Realtek Semiconductor Corp.(1)	944,441	1,695,605
Shin Zu Shing Co., Ltd.(1)	601,000	1,423,381
Taiwan Paiho, Ltd.(1)	1,351,000	3,083,845
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,041,380	20,702,634
Vanguard International Semiconductor Corp.(1)	1,329,000	1,511,287
Wan Hai Lines, Ltd.(1)	2,701,000	1,855,508
Win Semiconductors Corp.(1)	1,118,678	1,045,178

		91,227,137

Thailand - 3.1%

Kasikornbank PCL NVDR(1)	574,500	2,884,875
Krung Thai Bank PCL	9,352,100	4,748,451
PTT PCL	748,200	5,594,019
RS PCL#	2,000,500	586,002
Samart Corp. PCL#	1,252,000	646,171
Thai Union Frozen Products PCL	5,274,100	2,560,171

		17,019,689

Turkey - 5.3%

Dogus Otomotiv Servis ve Ticaret AS(1)	206,550	884,955
Ford Otomotiv Sanayi AS(1)	102,000	1,033,013
KOC Holding AS(1)	897,590	3,496,327
TAV Havalimanlari Holding AS(1)	374,510	3,021,777
Tofas Turk Otomobil Fabrikasi AS(1)	198,720	1,231,489
Tupras Turkiye Petrol Rafinerileri AS†(1)	152,540	3,933,469
Turk Hava Yollari AO†(1)	1,512,784	4,178,995
Turkiye Halk Bankasi AS(1)	1,379,670	5,275,982
Turkiye Is Bankasi, Class C(1)	3,554,040	5,943,567

		28,999,574

United Arab Emirates - 0.7%

Air Arabia PJSC(1)	3,249,490	1,253,317
Dubai Islamic Bank PJSC(1)	1,279,680	2,436,852

		3,690,169

Total Long-Term Investment Securities
(cost $606,342,963)		537,280,296

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 3.5%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(5)	19,433,051	19,433,051

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$9,247,000	9,247,000

Total Short-Term Investment Securities
(cost $28,680,051)		28,680,051

TOTAL INVESTMENTS —
(cost $635,023,014)(3)	103.1%	565,960,347
Liabilities in excess of other assets	(3.1)	(17,027,570)

NET ASSETS —	100.0%	548,932,777

#	The security or a portion thereof is out on loan

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $427,779,102 representing 77.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $19,724,603. This was secured by collateral of $19,433,051, which was received in cash and subsequently invested in short-term investments currently valued at $19,433,051 as reported in the Portfolio of Investments. Additional collateral of $2,426,061 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/17/2015 to 07/21/2016	$44,746
United States Treasury Notes/Bonds	0.10% to 8.88%	09/15/2015 to 05/15/2045	2,381,315

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	The rate shown is the 7-day yield as of August 31, 2015.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

Industry Allocation*

Banks-Commercial	16.4%
Electronic Components-Semiconductors	6.2
Semiconductor Components-Integrated Circuits	5.5
Oil Companies-Integrated	5.3
Diversified Financial Services	4.3
Cellular Telecom	4.1
Registered Investment Companies	3.5
Auto-Cars/Light Trucks	3.0
Oil Companies-Exploration & Production	2.2
Oil Refining & Marketing	2.0
Electronic Components-Misc.	1.8
Time Deposits	1.7
Electric-Generation	1.6
Home Furnishings	1.6
Tobacco	1.4
Metal Processors & Fabrication	1.4
Finance-Mortgage Loan/Banker	1.4
Athletic Footwear	1.4
Insurance-Life/Health	1.3
Metal-Diversified	1.3
Real Estate Operations & Development	1.3
Retail-Apparel/Shoe	1.3
Public Thoroughfares	1.3
Insurance-Property/Casualty	1.2
Internet Application Software	1.1
Medical-Drugs	1.0
Rubber-Tires	1.0
Applications Software	1.0
Computer Services	1.0
Telecom Services	1.0
Entertainment Software	1.0
Airlines	1.0
Banks-Special Purpose	0.9
Appliances	0.9
Medical-Hospitals	0.8
Computers-Periphery Equipment	0.8
Medical-Wholesale Drug Distribution	0.8
Internet Content-Entertainment	0.8
Computers	0.7
Electric-Integrated	0.7
Food-Meat Products	0.7
Retail-Convenience Store	0.7
Metal-Iron	0.7
Diversified Operations	0.6
Textile-Products	0.6
Casino Hotels	0.6
Airport Development/Maintenance	0.5
Auto/Truck Parts & Equipment-Original	0.5
Building & Construction-Misc.	0.5
Beverages-Non-alcoholic	0.5
Metal Products-Distribution	0.5
Food-Canned	0.5
Multimedia	0.5
Finance-Investment Banker/Broker	0.4
Advertising Services	0.4
Circuit Boards	0.4
Semiconductor Equipment	0.4
Steel-Producers	0.4
Food-Retail	0.3
Transport-Marine	0.3
Finance-Commercial	0.3
Engineering/R&D Services	0.3
Finance-Other Services	0.3
Audio/Video Products	0.3
Containers-Paper/Plastic	0.3
Retail-Consumer Electronics	0.3
Travel Services	0.3
E-Commerce/Products	0.3
Commercial Services-Finance	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Electric Products-Misc.	0.3
Building-Residential/Commercial	0.3
Telecommunication Equipment	0.2
Retail-Misc./Diversified	0.2
Power Converter/Supply Equipment	0.2
Machinery-Construction & Mining	0.2
Building & Construction Products-Misc.	0.2
Retail-Drug Store	0.2
Steel-Specialty	0.2
Wire & Cable Products	0.2
Machinery-General Industrial	0.2
Retail-Automobile	0.2
Satellite Telecom	0.1
Music	0.1
Wireless Equipment	0.1
Lottery Services	0.1
Chemicals-Specialty	0.1

103.1%

*	Calculated as a percentage of net assets

Country Allocation*

South Korea	20.2%
Taiwan	16.6
China	14.0
Russia	7.2
Cayman Islands	6.9
Hong Kong	6.9
India	5.5
Turkey	5.3
United States	5.2
Brazil	4.2
South Africa	3.2
Thailand	3.1
Bermuda	1.3
Poland	1.1
United Arab Emirates	0.7
Indonesia	0.7
Egypt	0.5
Cyprus	0.3
Qatar	0.2

103.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$6,380,003	$503,984	$6,883,987
Brazil	23,139,408	—	—	23,139,408
Cayman Islands	7,155,627	30,931,584	—	38,087,211
Cyprus	1,574,753	—	—	1,574,753
Egypt	2,607,024	—	—	2,607,024
Russia	39,682,950	—	—	39,682,950
Taiwan	20,702,634	70,524,503	—	91,227,137
Thailand	14,134,814	2,884,875	—	17,019,689
Other Countries	—	317,058,137	—	317,058,137
Short-Term Investment Securities:
Registered Investment Companies	19,433,051	—	—	19,433,051
Time Deposits	—	9,247,000	—	9,247,000

Total Investments at Value	$128,430,261	$437,026,102	$503,984	$565,960,347

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Australia - 0.4%

WorleyParsons, Ltd.#(1)	644,579	$3,442,243

Belgium - 0.6%

UCB SA(1)	66,370	5,005,000

Bermuda - 1.2%

Digital China Holdings, Ltd.(1)	3,635,000	3,195,926
First Pacific Co., Ltd.(1)	2,621,250	1,697,040
Kunlun Energy Co., Ltd.#(1)	3,448,000	2,468,221
Petra Diamonds, Ltd.†#(1)	1,429,690	2,732,981

		10,094,168

Brazil - 0.5%

BM&FBovespa SA	1,570,900	4,669,406

Canada - 6.0%

Barrick Gold Corp.	521,120	3,621,784
Cenovus Energy, Inc.	518,100	7,510,008
Ensign Energy Services, Inc.	718,600	5,746,178
HudBay Minerals, Inc.#	1,031,800	5,168,412
Precision Drilling Corp.#	1,656,000	7,980,420
Silver Wheaton Corp.	737,700	9,044,619
Suncor Energy, Inc.	365,400	10,348,741
Trican Well Service, Ltd.†#	1,059,900	1,482,378

		50,902,540

Cayman Islands - 3.3%

GCL-Poly Energy Holdings, Ltd.†#(1)	56,955,000	9,255,348
Kingboard Chemical Holdings, Ltd.(1)	4,044,500	5,256,282
Springland International Holdings, Ltd.(1)	10,541,700	2,800,017
Trina Solar, Ltd. ADR†#	1,219,582	10,854,280

		28,165,927

China - 3.6%

China Life Insurance Co., Ltd.(1)	1,580,000	5,397,516
China Telecom Corp., Ltd.(1)	17,829,823	9,313,593
Shanghai Pharmaceuticals Holding Co., Ltd.(1).	2,852,500	5,944,738
Sinopec Engineering Group Co., Ltd.#(1)	5,880,000	5,021,114
Sinopharm Group Co., Ltd.(1)	1,218,800	4,613,768

		30,290,729

France - 11.0%

AXA SA(1)	621,992	15,667,959
BNP Paribas SA(1)	353,230	22,143,223
Cie de Saint-Gobain(1)	190,100	8,687,942
Cie Generale des Etablissements Michelin(1)	109,590	10,585,005
Sanofi(1)	129,420	12,726,554
Societe Generale SA(1)	100,703	4,878,417
Technip SA(1)	202,710	11,030,269
Total SA(1)	179,620	8,171,857

		93,891,226

Germany - 8.3%

Bayer AG#(1)	78,400	10,641,068
Deutsche Boerse AG(1)	118,290	10,589,894
Deutsche Lufthansa AG†(1)	466,720	5,685,653
Gerresheimer AG(1)	78,750	5,703,413
Kloeckner & Co. SE#(1)	211,880	1,922,127
Merck KGaA(1)	77,902	7,440,293
Metro AG#(1)	173,577	5,070,294
MorphoSys AG†#(1)	81,370	5,747,116
Muenchener Rueckversicherungs-Gesellschaft AG(1)	35,060	6,446,032
Siemens AG(1)	112,625	11,179,882

		70,425,772

Hong Kong - 1.1%

China Mobile, Ltd.(1)	782,500	9,545,413

India - 0.9%

Hero MotoCorp, Ltd.(1)	81,301	2,946,348
Jain Irrigation Systems, Ltd.(1)	1,609,577	1,404,791
LIC Housing Finance, Ltd.(1)	516,974	3,427,057

		7,778,196

Ireland - 1.2%

CRH PLC(1)	352,760	10,533,409

Israel - 2.0%

Teva Pharmaceutical Industries, Ltd. ADR	269,170	17,337,240

Italy - 3.0%

Eni SpA(1)	524,979	8,577,494
Saipem SpA†#(1)	337,148	3,247,697
UniCredit SpA(1)	2,106,054	13,761,325

		25,586,516

Japan - 6.2%

Canon, Inc.(1)	169,000	5,166,672
ITOCHU Corp.(1)	840,200	10,094,981
Konica Minolta, Inc.(1)	335,900	3,686,113
Nissan Motor Co., Ltd.(1)	1,604,000	14,441,321
SoftBank Group Corp.(1)	220,000	12,769,016
Toyota Motor Corp.(1)	109,200	6,456,530

		52,614,633

Jersey - 2.1%

Glencore PLC(1)	1,340,560	3,033,166
Petrofac, Ltd.#(1)	1,071,650	14,614,341

		17,647,507

Luxembourg - 0.6%

Subsea 7 SA†#(1)	546,769	4,725,942

Netherlands - 4.6%

Aegon NV(1)	1,708,953	10,493,699
ING Groep NV CVA(1)	317,664	4,833,026
QIAGEN NV†(1)	411,070	10,842,684
SBM Offshore NV†#(1)	1,083,110	12,921,969

		39,091,378

Norway - 0.2%

Telenor ASA(1)	77,868	1,551,916

Russia - 0.2%

Lukoil PJSC ADR (OTC)	43,008	1,660,539
Lukoil PJSC ADR (LSE)(1)	13,510	505,071

		2,165,610

Singapore - 0.7%

United Overseas Bank, Ltd.#(1)	436,300	5,948,843

South Korea - 12.0%

Daewoo International Corp.(1)	183,090	3,371,632
Hana Financial Group, Inc.(1)	763,978	17,562,156
Hyundai Mobis Co., Ltd.(1)	45,365	7,894,374
Hyundai Motor Co.(1)	34,432	4,310,728
KB Financial Group, Inc.(1)	622,023	18,763,540
KIWOOM Securities Co., Ltd.(1)	68,423	3,292,726
Korea Investment Holdings Co., Ltd.(1)	130,228	7,679,681
POSCO(1)	48,515	7,813,822
Samsung Electronics Co., Ltd.(1)	34,003	31,286,013

		101,974,672

Spain - 1.2%

Telefonica SA(1)	705,745	9,954,086
Telefonica SA ADR#	859	12,086

		9,966,172

Sweden - 0.6%

Getinge AB, Class B(1)	239,574	5,303,747

Switzerland - 7.3%

ABB, Ltd.#(1)	333,560	6,430,257
Basilea Pharmaceutica†#(1)	33,210	3,452,689
Credit Suisse Group AG#(1)	721,105	19,369,095
GAM Holding AG#(1)	186,050	3,418,250
Lonza Group AG†(1)	49,050	6,697,075
Roche Holding AG(1)	65,980	17,898,890
Swiss Re AG(1)	53,270	4,560,935

		61,827,191

Thailand - 0.6%

Bangkok Bank PCL NVDR(1)	1,195,200	5,471,123

United Kingdom - 15.2%

Aberdeen Asset Management PLC(1)	614,400	2,976,730
Aviva PLC(1)	1,227,958	9,027,496
BAE Systems PLC(1)	1,415,310	9,739,994
Barclays PLC(1)	2,147,540	8,581,885
BP PLC(1)	1,507,452	8,266,524
BP PLC ADR	180	6,037
Carillion PLC#(1)	1,538,340	8,030,484
GlaxoSmithKline PLC(1)	610,401	12,504,704
HSBC Holdings PLC#(1)	1,363,300	10,748,696
Kingfisher PLC(1)	1,301,615	7,055,902
Marks & Spencer Group PLC(1)	1,753,350	13,902,471
Noble Corp. PLC#	474,270	6,174,996
Royal Dutch Shell PLC, Class B(1)	268,205	6,998,167
Serco Group PLC†#(1)	908,248	1,569,457
Standard Chartered PLC(1)	566,680	6,575,760
Tesco PLC(1)	4,895,470	14,264,020
Vodafone Group PLC(1)	957,821	3,305,183

		129,728,506

United States - 1.4%

Halliburton Co.	233,310	9,180,748
Stillwater Mining Co.†#	298,090	2,846,760

		12,027,508

Total Long-Term Investment Securities
(cost $908,285,173)		817,712,533

SHORT-TERM INVESTMENT SECURITIES - 13.4%
Registered Investment Companies - 10.3%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	87,757,230	87,757,230

Time Deposits - 0.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$268,000	268,000

U.S. Government Agencies - 3.1%

Federal Agricultural Mtg. Corp. Disc. Notes 0.01% due 09/01/2015	26,200,000	26,200,000

Total Short-Term Investment Securities
(cost $114,225,230)		114,225,230

TOTAL INVESTMENTS
(cost $1,022,510,403)(4)	109.4%	931,937,763
Liabilities in excess of other assets	(9.4)	(80,229,419)

NET ASSETS	100.0%	$851,708,344

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $714,067,901 representing 83.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $84,390,762. This was secured by collateral of $87,757,230, which was received in cash and subsequently invested in short-term investments currently valued at $87,757,230 as reported in the Portfolio of Investments. Additional collateral of $2,159,892 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Notes/Bonds	0.12% to 8.88%	11/15/2015 to 05/15/2044	$2,159,892

(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
LSE	- London Stock Exchange
NVDR	- Non-Voting Depositary Receipt
OTC	- Over The Counter
PJSC	- Public Joint Stock Company

Industry Allocation*
Registered Investment Companies	10.3%
Diversified Banking Institutions	9.4
Medical-Drugs	7.8
Oil-Field Services	7.4
Oil Companies-Integrated	6.1
Diversified Financial Services	4.3
Electronic Components-Semiconductors	3.7
U.S. Government Agencies	3.1
Insurance-Multi-line	3.0
Auto-Cars/Light Trucks	3.0
Banks-Commercial	2.7
Telephone-Integrated	2.7
Energy-Alternate Sources	2.4
Oil & Gas Drilling	2.3
Food-Retail	2.3
Medical-Generic Drugs	2.0
Finance-Other Services	1.7
Insurance-Life/Health	1.7
Retail-Major Department Stores	1.6
Import/Export	1.6
Cellular Telecom	1.5
Diversified Manufacturing Operations	1.3
Insurance-Reinsurance	1.3
Finance-Investment Banker/Broker	1.3
Telecom Services	1.3
Diagnostic Kits	1.3
Rubber-Tires	1.2
Building Products-Cement	1.2
Aerospace/Defense	1.1
Medical-Biomedical/Gene	1.1
Silver Mining	1.1
Building & Construction Products-Misc.	1.0
Metal-Diversified	1.0
Building & Construction-Misc.	0.9
Auto/Truck Parts & Equipment-Original	0.9
Steel-Producers	0.9
Retail-Building Products	0.8
Chemicals-Specialty	0.8
Machinery-Electrical	0.8
Investment Management/Advisor Services	0.7
Retail-Drug Store	0.7
Containers-Metal/Glass	0.7
Airlines	0.7
Medical Instruments	0.6
Chemicals-Other	0.6
Office Automation & Equipment	0.6
Medical-Wholesale Drug Distribution	0.6
Photo Equipment & Supplies	0.4
Gold Mining	0.4
Engineering/R&D Services	0.4
Finance-Mortgage Loan/Banker	0.4
Distribution/Wholesale	0.4
Motorcycle/Motor Scooter	0.3
Platinum	0.3
Retail-Misc./Diversified	0.3
Diamonds/Precious Stones	0.3
Oil Companies-Exploration & Production	0.3
Metal Products-Distribution	0.2
Food-Misc./Diversified	0.2
Computer Services	0.2
Rubber/Plastic Products	0.2

109.4%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$4,669,406	$—	$—	$4,669,406
Canada	50,902,540	—	—	50,902,540
Cayman Islands	10,854,280	17,311,647	—	28,165,927
Israel	17,337,240	—	—	17,337,240
Russia	1,660,539	505,071	—	2,165,610
Spain	12,086	9,954,086	—	9,966,172
United Kingdom	6,181,033	123,547,473	—	129,728,506
United States	12,027,508	—	—	12,027,508
Other Countries	—	562,749,624	—	562,749,624
Short-Term Investment Securities:
Registered Investment Companies	87,757,230	—	—	87,757,230
Other Short-Term Investment Securities	—	26,468,000	—	26,468,000

Total Investments at Value	$191,401,862	$740,535,901	$—	$931,937,763

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.0%
Australia - 6.4%

BGP Holdings PLC†(2)(3)	479,213	$0
Charter Hall Group(1)	673,041	2,116,402
Dexus Property Group(1)	519,298	2,710,213
Federation Centres(1)	2,632,290	5,285,501
GPT Group(1)	2,336,360	7,461,233
Mirvac Group(1)	3,297,763	4,102,985
Stockland(1)	914,525	2,535,595
Westfield Corp.(1)	1,035,401	7,176,548

		31,388,477

Bermuda - 2.1%

Hongkong Land Holdings, Ltd. (OTC)	1,700	11,441
Hongkong Land Holdings, Ltd. (SGX)(1)	1,049,400	7,268,078
Kerry Properties, Ltd.(1)	1,077,000	3,209,916

		10,489,435

Canada - 3.1%

Allied Properties Real Estate Investment Trust	69,505	1,841,703
Artis Real Estate Investment Trust	132,676	1,236,400
Canadian Apartment Properties REIT	72,574	1,544,597
Canadian Real Estate Investment Trust	48,154	1,500,695
Granite Real Estate Investment Trust	36,287	1,060,807
H&R Real Estate Investment Trust	160,505	2,519,328
RioCan Real Estate Investment Trust	193,837	3,581,771
Smart Real Estate Investment Trust	94,709	2,107,124

		15,392,425

Finland - 0.7%

Citycon OYJ(1)	1,329,497	3,324,123

France - 6.2%

Fonciere Des Regions(1)	37,001	3,084,605
Klepierre(1)	263,847	11,564,703
Unibail-Rodamco SE (Euronext Amsterdam)(1)	40,960	10,597,357
Unibail-Rodamco SE (Euronext Paris)	21,011	5,452,298

		30,698,963

Germany - 1.9%

Deutsche Wohnen AG(1)	359,891	9,443,493

Hong Kong - 5.0%

China Overseas Land & Investment, Ltd.(1)	872,000	2,552,363
Link REIT(1)	779,500	4,137,621
Sino Land Co., Ltd.(1)	3,912,958	5,841,811
Sun Hung Kai Properties, Ltd.(1)	945,504	11,936,554

		24,468,349

India - 0.3%

Sobha, Ltd.(1)	309,618	1,322,362

Japan - 13.4%

Comforia Residential REIT, Inc.#(1)	898	1,638,251
Japan Retail Fund Investment Corp.#(1)	3,833	7,048,907
Mitsubishi Estate Co., Ltd.#(1)	871,000	18,663,503
Mitsui Fudosan Co., Ltd.(1)	492,000	13,590,300
Nippon Prologis REIT, Inc.(1)	1,545	2,802,043
Nomura Real Estate Master Fund, Inc.(1)	4,853	5,230,791
Sekisui House, Ltd.(1)	248,800	3,707,338
Sumitomo Realty & Development Co., Ltd.#(1)	285,000	9,608,871
Top REIT, Inc.(1)	895	3,499,801

		65,789,805

Jersey - 1.1%

Kennedy Wilson Europe Real Estate PLC(1)	301,648	5,455,961

Netherlands - 0.7%

Wereldhave NV(1)	57,073	3,262,993

Norway - 0.3%

Entra ASA*(1)	171,716	1,446,867

Singapore - 3.2%

City Developments, Ltd.(1)	1,012,000	6,301,168
Fortune Real Estate Investment Trust#(1)	3,131,000	3,063,988
Mapletree Greater China Commercial Trust(1)	6,049,800	4,049,844
OUE Commercial Real Estate Investment Trust(1)	5,108,370	2,279,411

		15,694,411

Spain - 1.5%

Merlin Properties Socimi SA†(1)	634,655	7,341,200

Sweden - 0.6%

Hufvudstaden AB, Class A(1)	240,677	3,081,398

Switzerland - 1.1%

PSP Swiss Property AG(1)	61,854	5,343,011

Taiwan - 0.2%

Chong Hong Construction Co., Ltd.(1)	639,550	891,229

United Kingdom - 6.9%

Big Yellow Group PLC(1)	487,380	5,027,319
British Land Co. PLC(1)	702,527	8,761,905
Derwent London PLC(1)	129,576	7,118,332
Hammerson PLC(1)	785,146	7,507,191
Helical Bar PLC(1)	265,610	1,724,466
UNITE Group PLC(1)	372,832	3,686,540

		33,825,753

United States - 43.3%

American Campus Communities, Inc.	75,300	2,579,025
American Tower Corp.	120,197	11,080,961
AvalonBay Communities, Inc.	93,180	15,380,291
Boston Properties, Inc.	70,205	7,959,843
Brixmor Property Group, Inc.	220,946	5,041,988
Camden Property Trust	50,600	3,644,718
Care Capital Properties, Inc.†	46,397	1,474,961
Cousins Properties, Inc.	436,200	3,999,954
Crown Castle International Corp.	85,368	7,118,837
DiamondRock Hospitality Co.	288,162	3,388,785
Digital Realty Trust, Inc.	24,982	1,581,860
Empire State Realty Trust, Inc., Class A	300,948	4,878,367
Equinix, Inc.	29,700	8,012,169
Essex Property Trust, Inc.	24,589	5,277,291

Extra Space Storage, Inc.	82,744	6,080,029
Federal Realty Investment Trust	78,111	10,082,568
HCP, Inc.	87,300	3,235,338
Healthcare Realty Trust, Inc.	182,436	4,177,784
Healthcare Trust of America, Inc., Class A	241,266	5,792,797
Hilton Worldwide Holdings, Inc.	115,617	2,870,770
Hudson Pacific Properties, Inc.	163,048	4,628,933
InfraREIT, Inc.†	56,500	1,592,170
Kilroy Realty Corp.	77,922	5,054,021
LaSalle Hotel Properties	51,800	1,629,628
Mid-America Apartment Communities, Inc.	67,525	5,306,790
National Health Investors, Inc.	41,200	2,270,120
Prologis, Inc.	271,815	10,328,970
Public Storage	34,935	7,031,367
Realty Income Corp.#	99,657	4,453,671
Retail Opportunity Investments Corp.	235,034	3,744,092
Rexford Industrial Realty, Inc.	116,000	1,498,720
RLJ Lodging Trust	111,300	3,065,202
Simon Property Group, Inc.	120,903	21,680,326
Strategic Hotels & Resorts, Inc.†	218,700	2,950,263
Taubman Centers, Inc.	35,544	2,452,181
Ventas, Inc.	162,900	8,962,758
Washington Real Estate Investment Trust#	118,200	2,907,720
Weingarten Realty Investors	127,100	4,021,444
Weyerhaeuser Co.	189,190	5,285,969

		212,522,681

Total Long-Term Investment Securities (cost $480,583,477)		481,182,936

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 5.0%

State Street Navigator Securities Lending Prime Portfolio 0.21%(4)(5)	17,677,250	17,677,250
SSgA U.S. Government Money Market Fund 0.00%(5)	6,735,591	6,735,591

		24,412,841

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$4,310,000	4,310,000

Total Short-Term Investment Securities (cost $28,722,841)		28,722,841

TOTAL INVESTMENTS — (cost $509,306,318)(6)	103.9%	509,905,777
Liabilities in excess of other assets	(3.9)	(19,008,524)

NET ASSETS —	100.0%	$490,897,253

#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $1,446,867 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $247,804,091 representing 50.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At August 31, 2015, the Fund had loaned securities with a total value of $16,844,768. This was secured by collateral of $17,677,250, which was received in cash and subsequently invested in short-term investments currently valued at $17,677,250 as reported in the Portfolio of Investments. Additional collateral of $48,745 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50%	11/01/2034 to 12/15/2040	$3,813
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 02/25/2044	14,506
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	14,202
United States Treasury Notes/Bonds	1.38% to 1.50%	02/28/2019 to 10/31/2019	16,224

(5)	The rate shown is the 7-day yield as of August 31, 2015.
(6)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Euronext Paris - Euronext Stock Exchange, Paris

OTC - Over the Counter US

SGX - Singapore Exchange

Industry Allocation*
Real Estate Investment Trusts	71.3%
Real Estate Operations & Development	13.5
Real Estate Management/Services	10.3
Registered Investment Companies	5.0
Hotels/Motels	1.9
Building-Residential/Commercial	1.0
Time Deposits	0.9

103.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$31,388,477	$0	$31,388,477
Bermuda	11,441	10,477,994	—	10,489,435
Canada	—	15,392,425	—	15,392,425
France	5,452,298	25,246,665	—	30,698,963
United States	—	212,522,681	—	212,522,681
Other Countries	180,690,955	—	—	180,690,955
Short-Term Investment Securities:
Registered Investment Companies	24,412,841	—	—	24,412,841
Time Deposits	—	4,310,000	—	4,310,000

Total Investments at Value	$210,567,535	$299,338,242	$0	$509,905,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Australia - 2.1%

Amcor, Ltd.(1)	22,626	$220,792
APA Group(1)	49,311	306,299
Asciano, Ltd.(1)	11,776	71,104
ASX, Ltd.(1)	15,070	421,116
Aurizon Holdings, Ltd.(1)	54,552	192,409
Australia & New Zealand Banking Group, Ltd.(1)	14,439	286,698
BGP Holdings PLC†(2)(3)	60,919	0
Caltex Australia, Ltd.(1)	2,247	50,932
Commonwealth Bank of Australia(1)	9,931	530,086
Computershare, Ltd.(1)	21,594	151,364
CSL, Ltd.(1)	5,187	337,703
Dexus Property Group(1)	63,132	329,486
Federation Centres(1)	188,223	377,942
Flight Centre Travel Group, Ltd.(1)	3,452	90,838
Goodman Group(1)	24,735	106,887
GPT Group(1)	103,827	331,575
Harvey Norman Holdings, Ltd.(1)	8,377	25,727
Iluka Resources, Ltd.(1)	6,051	31,788
Insurance Australia Group, Ltd.(1)	93,362	336,536
National Australia Bank, Ltd.(1)	15,693	347,763
Newcrest Mining, Ltd.†(1)	11,637	93,391
QBE Insurance Group, Ltd.(1)	19,550	183,159
Ramsay Health Care, Ltd.(1)	6,273	278,592
Scentre Group(1)	70,481	190,338
Seek, Ltd.(1)	6,309	55,350
Sonic Healthcare, Ltd.(1)	6,155	90,438
Stockland(1)	80,658	223,631
Sydney Airport(1)	38,727	157,823
Transurban Group(1)	93,111	638,925
Wesfarmers, Ltd.(1)	5,189	150,071
Westfield Corp.(1)	35,582	246,625
Westpac Banking Corp.(1)	28,902	639,013
Woodside Petroleum, Ltd.(1)	15,244	353,236
WorleyParsons, Ltd.(1)	10,937	58,407

		7,906,044

Belgium - 0.5%

Ageas(1)	5,216	212,736
Colruyt SA(1)	705	34,314
Delhaize Group SA(1)	2,344	209,179
Groupe Bruxelles Lambert SA(1)	5,139	399,086
KBC Groep NV(1)	2,444	161,357
Proximus(1)	11,201	401,486
Telenet Group Holding NV†(1)	1,643	92,587
UCB SA(1)	1,624	122,467
Umicore SA(1)	6,908	275,244

		1,908,456

Bermuda - 0.4%

Arch Capital Group, Ltd.†	5,140	350,959
Bunge, Ltd.	3,331	241,331
Everest Re Group, Ltd.	2,701	474,863
Li & Fung, Ltd.(1)	176,000	115,584
Marvell Technology Group, Ltd.	8,992	101,340
NWS Holdings, Ltd.(1)	108,000	136,512
RenaissanceRe Holdings, Ltd.	2,025	206,449

		1,627,038

British Virgin Islands - 0.0%

Michael Kors Holdings, Ltd.†	3,143	136,595

Canada - 4.3%

Agnico Eagle Mines, Ltd.	3,785	92,697
Agrium, Inc.	3,330	345,782
Alimentation Couche-Tard, Inc., Class B	3,553	150,562
AltaGas, Ltd.	11,471	315,374
ARC Resources, Ltd.	19,368	291,197
ATCO, Ltd., Class I	300	9,053
Bank of Nova Scotia	7,448	340,923
BCE, Inc.	9,210	372,432
BlackBerry, Ltd.†	5,296	40,175
Brookfield Asset Management, Inc., Class A	14,200	446,961
Canadian Natural Resources, Ltd.	8,221	185,279
Canadian Oil Sands, Ltd.	17,613	103,086
Canadian Pacific Railway, Ltd.	1,841	267,404
Canadian Tire Corp., Ltd., Class A	2,465	232,710
Canadian Utilities, Ltd., Class A	1,500	41,468
CGI Group, Inc., Class A†	5,081	187,699
CI Financial Corp.	13,200	315,552
Dollarama, Inc.	5,839	333,403
Empire Co., Ltd., Class A	5,400	361,861
Encana Corp.	13,119	98,024
Enerplus Corp.	34,556	220,112
Fairfax Financial Holdings, Ltd.	849	394,789
First Capital Realty, Inc.	29,984	396,338
First Quantum Minerals, Ltd.	12,273	63,996
Fortis, Inc.	8,562	232,273
Franco-Nevada Corp.	3,700	160,307
Gildan Activewear, Inc.	2,800	87,899
Great-West Lifeco, Inc.	22,215	567,870
IGM Financial, Inc.	10,180	291,332
Industrial Alliance Insurance & Financial Services, Inc.	4,186	133,700
Intact Financial Corp.	8,048	556,986
Inter Pipeline, Ltd.	10,505	225,176
Kinross Gold Corp.†	37,736	67,406
Loblaw Cos., Ltd.	378	20,176
Manulife Financial Corp.	31,548	512,691
Methanex Corp.	3,571	146,141
Metro, Inc., Class A	18,754	495,222
Onex Corp.	3,661	222,899
Open Text Corp.	2,900	131,532
Paramount Resources, Ltd., Class A†	6,255	66,943
Pembina Pipeline Corp.	10,586	293,698
Peyto Exploration & Development Corp.	2,594	61,478
Potash Corp. of Saskatchewan, Inc.	9,352	243,539
Power Corp. of Canada	15,066	329,812
Power Financial Corp.	11,025	271,016
RioCan Real Estate Investment Trust	7,948	146,865
Royal Bank of Canada	14,367	800,909
Saputo, Inc.	18,582	427,968
Shaw Communications, Inc., Class B	29,396	590,557
Silver Wheaton Corp.	4,633	56,803
Sun Life Financial, Inc.	8,746	278,016
Teck Resources, Ltd., Class B	11,201	80,457
Thomson Reuters Corp.	14,735	573,227
Toronto-Dominion Bank	17,230	687,314
Tourmaline Oil Corp.†	4,024	101,854
TransAlta Corp.	21,885	109,458
Turquoise Hill Resources, Ltd.†	30,905	92,555
Valeant Pharmaceuticals International, Inc.†	4,200	973,668
Vermilion Energy, Inc.	4,907	170,007

		15,814,631

Cayman Islands - 0.3%

ASM Pacific Technology, Ltd.(1)	2,600	20,212
Cheung Kong Property Holdings, Ltd.†(1)	49,808	348,806
CK Hutchison Holdings, Ltd.(1)	49,808	662,944
HKT Trust & HKT, Ltd.(1)	117,000	135,378
WH Group, Ltd.†(1)	37,000	19,361

		1,186,701

Curacao - 0.2%

Schlumberger, Ltd.	10,780	834,049

Denmark - 0.8%

Coloplast A/S, Class B(1)	3,615	245,627
Danske Bank A/S(1)	5,872	181,290
DSV A/S(1)	8,768	312,595
Novo Nordisk A/S, Class B(1)	24,237	1,339,957
Pandora A/S(1)	1,457	167,817
TDC A/S(1)	41,179	260,054
Tryg A/S(1)	15,617	305,934
Vestas Wind Systems A/S(1)	2,104	111,966
William Demant Holding A/S†(1)	1,866	151,326

		3,076,566

Finland - 0.6%

Elisa Oyj(1)	18,249	606,204
Kone Oyj, Class B(1)	372	14,694
Metso Oyj(1)	5,521	136,015
Nokia Oyj(1)	46,433	288,737
Nokian Renkaat Oyj(1)	6,498	174,728
Orion Oyj, Class B(1)	10,190	403,003
Sampo Oyj, Class A(1)	11,249	541,858

		2,165,239

France - 4.0%

Accor SA(1)	4,516	213,262
Aeroports de Paris(1)	2,815	322,388
Air Liquide SA(1)	4,183	498,640
Alcatel-Lucent†(1)	39,757	132,574
Arkema SA(1)	1,586	111,314
Atos SE(1)	2,660	201,119
AXA SA(1)	24,468	616,348
Bureau Veritas SA(1)	12,706	289,848
Cap Gemini SA(1)	2,743	245,338
Carrefour SA(1)	5,341	172,905
Casino Guichard Perrachon SA(1)	2,889	182,178
Christian Dior SE(1)	179	33,063
Cie de Saint-Gobain(1)	5,254	240,118
Cie Generale des Etablissements Michelin(1)	687	66,356
CNP Assurances(1)	14,412	221,932
Credit Agricole SA(1)	15,833	214,450
Danone SA(1)	3,730	230,817
Dassault Systemes(1)	5,876	407,295
Edenred(1)	3,686	78,012
Essilor International SA(1)	2,939	348,906
Eutelsat Communications SA(1)	5,255	157,964
Fonciere Des Regions(1)	1,988	165,731
Gecina SA(1)	2,109	265,023
Groupe Eurotunnel SE(1)	3,102	41,886
Hermes International(1)	198	70,097
ICADE(1)	2,281	163,358
Iliad SA(1)	726	162,923
Imerys SA(1)	2,842	195,288
Kering(1)	1,881	320,965
Klepierre(1)	8,921	391,017
L’Oreal SA(1)	5,556	946,959
Lafarge SA(1)	3,312	211,035
Lagardere SCA(1)	9,463	256,431
Legrand SA(1)	5,384	309,249
Natixis SA(1)	7,978	50,613
Numericable-SFR SAS†(1)	851	43,458
Orange SA(1)	26,039	410,706
Peugeot SA†(1)	5,397	92,873
Publicis Groupe SA(1)	4,461	316,773
Renault SA(1)	2,174	179,698
Sanofi(1)	16,241	1,597,064
Schneider Electric SE(1)	4,708	295,984
SCOR SE(1)	8,324	292,362
Societe BIC SA(1)	1,493	236,265
Societe Generale SA(1)	9,209	446,117
Sodexo SA(1)	5,101	446,781
Suez Environnement Co.(1)	3,699	66,430
Technip SA(1)	3,050	165,963
Unibail-Rodamco SE	1,363	353,695
Valeo SA(1)	1,110	139,106
Vallourec SA(1)	6,203	79,169
Veolia Environnement SA(1)	10,211	223,476
Vivendi SA(1)	16,981	418,311
Wendel SA(1)	1,469	188,034
Zodiac Aerospace(1)	7,009	212,259

		14,739,926

Germany - 2.8%

Allianz SE(1)	5,828	930,339
BASF SE(1)	10,356	834,638
Bayerische Motoren Werke AG(1)	4,892	451,770
Beiersdorf AG(1)	7,692	636,891
Brenntag AG(1)	5,411	301,051
Commerzbank AG†(1)	12,708	142,526
Continental AG(1)	1,377	292,817
Deutsche Bank AG(1)	17,605	519,330
Deutsche Boerse AG(1)	2,904	259,980
Deutsche Post AG(1)	11,385	313,735
Deutsche Telekom AG(1)	37,209	636,562
Deutsche Wohnen AG (BR)(1)	4,878	127,998
Fraport AG Frankfurt Airport Services Worldwide(1)	2,932	177,260
Fresenius Medical Care AG & Co. KGaA(1)	3,106	237,969
Fresenius SE & Co. KGaA(1)	4,930	348,639
Fuchs Petrolub SE(1) (Preference Shares)	5,308	229,024

Hannover Rueck SE(1)	2,979	302,576
Infineon Technologies AG(1)	13,282	145,369
K+S AG(1)	4,668	174,616
LANXESS AG(1)	2,845	144,622
Linde AG(1)	1,471	255,691
Merck KGaA(1)	3,656	349,179
Muenchener Rueckversicherungs-Gesellschaft AG(1)	3,369	619,415
OSRAM Licht AG(1)	2,709	143,288
Porsche Automobil Holding SE(1) (Preference Shares)	2,655	185,160
ProSiebenSat.1 Media SE(1)	613	29,863
SAP SE(1)	13,777	927,379
Telefonica Deutschland Holding AG(1)	39,082	237,868
United Internet AG(1)	1,148	55,824
Volkswagen AG(1) (Preference Shares)	1,485	282,453

		10,293,832

Hong Kong - 1.3%

AIA Group, Ltd.(1)	174,800	961,795
Bank of East Asia, Ltd.(1)	76,000	261,604
BOC Hong Kong Holdings, Ltd.(1)	55,500	186,806
Hang Lung Properties, Ltd.(1)	77,000	173,823
Hang Seng Bank, Ltd.(1)	17,700	314,208
Henderson Land Development Co., Ltd.(1)	21,990	135,194
Hong Kong & China Gas Co., Ltd.(1)	336,760	633,686
Hong Kong Exchanges and Clearing, Ltd.(1)	32,400	758,641
Link REIT(1)	62,500	331,753
New World Development Co., Ltd.(1)	54,000	54,561
Sino Land Co., Ltd.(1)	148,000	220,955
Sun Hung Kai Properties, Ltd.(1)	13,000	164,119
Swire Pacific, Ltd., Class A(1)	12,000	131,848
Swire Properties, Ltd.(1)	17,800	54,539
Techtronic Industries Co., Ltd.(1)	23,500	85,257
Wharf Holdings, Ltd.(1)	27,000	152,123
Wheelock & Co., Ltd.(1)	18,000	81,732

		4,702,644

Ireland - 1.5%

Accenture PLC, Class A	8,675	817,792
Allergan PLC†	5,414	1,644,448
Bank of Ireland†(1)	369,127	146,882
CRH PLC(1)	8,730	260,678
Endo International PLC†	3,057	235,389
Jazz Pharmaceuticals PLC†	849	143,328
Kerry Group PLC, Class A(1)	7,279	540,255
Mallinckrodt PLC†	1,502	129,532
Pentair PLC	4,813	266,111
Perrigo Co. PLC	1,411	258,171
Seagate Technology PLC#	3,162	162,527
Tyco International PLC	3,698	134,200
Weatherford International PLC†	28,269	286,930
XL Group PLC	10,099	376,592

		5,402,835

Israel - 0.3%

Israel Chemicals, Ltd.(1)	4,566	25,697
Israel Corp., Ltd.(1)	232	70,245
NICE Systems, Ltd.(1)	4,159	257,373
Teva Pharmaceutical Industries, Ltd.(1)	10,394	670,860

		1,024,175

Italy - 0.8%

Assicurazioni Generali SpA(1)	34,830	635,022
Atlantia SpA(1)	7,576	202,819
Banca Monte dei Paschi di Siena SpA†(1)	1,405	2,949
Banco Popolare SC†(1)	5,225	89,710
EXOR SpA(1)	4,122	188,605
Intesa Sanpaolo SpA(1)	146,572	534,554
Intesa Sanpaolo SpA RSP(1)	1,177	3,885
Luxottica Group SpA(1)	2,513	169,458
Mediobanca SpA(1)	7,402	73,837
Telecom Italia SpA†(1)	123,283	149,916
Terna Rete Elettrica Nazionale SpA(1)	60,973	283,192
UniCredit SpA(1)	51,665	337,588
Unione di Banche Italiane SCpA(1)	14,564	113,592
UnipolSai SpA(1)	9,928	22,625

		2,807,752

Japan - 8.9%

ABC-Mart, Inc.(1)	200	12,114
Acom Co., Ltd.†(1)	10,000	45,296
Advantest Corp.(1)	2,600	21,614
Aeon Co., Ltd.(1)	26,600	399,984
AEON Financial Service Co., Ltd.(1)	7,200	162,960
Aeon Mall Co., Ltd.(1)	1,300	21,866
Air Water, Inc.(1)	2,000	31,883
Ajinomoto Co., Inc.(1)	11,000	242,178
Alfresa Holdings Corp.(1)	700	12,743
Amada Holdings Co., Ltd.(1)	12,000	105,100
ANA Holdings, Inc.(1)	20,000	58,457
Aozora Bank, Ltd.(1)	33,000	120,513
Asahi Glass Co., Ltd.(1)	44,000	260,990
Asahi Kasei Corp.(1)	20,000	159,262
Asics Corp.(1)	1,900	55,438
Astellas Pharma, Inc.(1)	32,800	485,395
Bank of Yokohama, Ltd.(1)	32,000	195,101
Bridgestone Corp.(1)	7,800	260,841
Brother Industries, Ltd.(1)	3,500	47,684
Calbee, Inc.(1)	1,500	57,184
Canon, Inc.(1)	17,600	538,068
Casio Computer Co., Ltd.(1)	3,700	70,993
Central Japan Railway Co.(1)	1,900	310,271
Chiba Bank, Ltd.(1)	44,000	319,716
Chubu Electric Power Co., Inc.(1)	9,100	140,527
Chugai Pharmaceutical Co., Ltd.(1)	3,500	130,802
Citizen Holdings Co., Ltd.(1)	3,800	28,683
Credit Saison Co., Ltd.(1)	4,900	98,112
Dai Nippon Printing Co., Ltd.(1)	9,000	92,361
Dai-ichi Life Insurance Co., Ltd.(1)	14,100	255,620

Daikin Industries, Ltd.(1)	2,200	130,792
Daito Trust Construction Co., Ltd.(1)	1,300	141,962
Daiwa House Industry Co., Ltd.(1)	9,500	232,532
Daiwa Securities Group, Inc.(1)	27,000	186,993
Denso Corp.(1)	3,200	142,729
Don Quijote Holdings Co., Ltd.(1)	1,900	73,346
East Japan Railway Co.(1)	5,600	515,885
Eisai Co., Ltd.(1)	3,900	265,874
FANUC Corp.(1)	2,800	453,479
Fast Retailing Co., Ltd.(1)	300	121,796
Fuji Heavy Industries, Ltd.(1)	8,900	312,210
Hakuhodo DY Holdings, Inc.(1)	1,700	16,959
Hamamatsu Photonics KK(1)	2,000	49,606
Hankyu Hanshin Holdings, Inc.(1)	19,000	114,257
Hirose Electric Co., Ltd.(1)	500	56,900
Hisamitsu Pharmaceutical Co., Inc.(1)	2,500	86,130
Hitachi Chemical Co., Ltd.(1)	8,000	122,473
Hitachi Construction Machinery Co., Ltd.(1)	500	7,251
Hitachi High-Technologies Corp.(1)	1,200	26,912
Hitachi, Ltd.(1)	38,000	212,741
Honda Motor Co., Ltd.(1)	15,200	478,227
Hoya Corp.(1)	12,800	499,289
Hulic Co., Ltd.(1)	4,000	36,621
Ibiden Co., Ltd.(1)	1,600	22,542
Isetan Mitsukoshi Holdings, Ltd.(1)	5,800	93,045
Isuzu Motors, Ltd.(1)	9,500	107,892
ITOCHU Corp.(1)	28,400	341,225
Iyo Bank, Ltd.(1)	6,100	68,082
Japan Exchange Group, Inc.(1)	3,100	96,101
Joyo Bank, Ltd.(1)	18,000	95,918
JSR Corp.(1)	3,000	47,026
Kajima Corp.(1)	18,000	100,975
Kakaku.com, Inc.(1)	2,000	31,696
Kaneka Corp.(1)	5,000	40,486
Kansai Paint Co., Ltd.(1)	3,000	46,682
Kao Corp.(1)	10,000	456,260
KDDI Corp.(1)	23,700	588,136
Keikyu Corp.(1)	26,000	208,331
Keio Corp.(1)	3,000	22,439
Keisei Electric Railway Co., Ltd.(1)	1,000	10,631
Keyence Corp.(1)	700	324,033
Kintetsu Group Holdings Co., Ltd.(1)	30,000	106,818
Komatsu, Ltd.(1)	10,100	167,128
Konica Minolta, Inc.(1)	9,500	104,251
Kubota Corp.(1)	13,000	202,880
Kuraray Co., Ltd.(1)	5,600	66,044
Kurita Water Industries, Ltd.(1)	4,400	91,386
Kyocera Corp.(1)	5,600	274,156
Kyowa Hakko Kirin Co., Ltd.(1)	1,000	16,765
LIXIL Group Corp.(1)	8,800	181,244
M3, Inc.(1)	1,500	34,612
Mabuchi Motor Co., Ltd.(1)	2,600	120,818
Makita Corp.(1)	3,100	175,479
Marui Group Co., Ltd.(1)	3,300	39,795
Maruichi Steel Tube, Ltd.(1)	1,700	43,176
Mazda Motor Corp.(1)	5,700	97,894
McDonald’s Holdings Co. Japan, Ltd.(1)	4,300	94,620
Medipal Holdings Corp.(1)	1,200	20,707
MEIJI Holdings Co., Ltd.(1)	1,300	211,139
Mitsubishi Chemical Holdings Corp.(1)	27,100	153,635
Mitsubishi Corp.(1)	16,100	298,530
Mitsubishi Electric Corp.(1)	29,000	288,239
Mitsubishi Estate Co., Ltd.(1)	6,000	128,566
Mitsubishi Gas Chemical Co., Inc.(1)	7,000	34,082
Mitsubishi Logistics Corp.(1)	13,000	156,945
Mitsubishi Motors Corp.(1)	6,600	50,500
Mitsubishi Tanabe Pharma Corp.(1)	2,900	51,146
Mitsubishi UFJ Financial Group, Inc.(1)	79,100	519,987
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	7,400	35,609
Mitsui & Co., Ltd.(1)	16,200	210,951
Mitsui Chemicals, Inc.(1)	12,000	40,524
Mitsui Fudosan Co., Ltd.(1)	12,000	331,471
Mixi, Inc.(1)	500	17,139
MS&AD Insurance Group Holdings, Inc.(1)	8,100	254,463
Murata Manufacturing Co., Ltd.(1)	800	116,097
Nabtesco Corp.(1)	3,900	77,591
NGK Insulators, Ltd.(1)	8,000	179,491
NGK Spark Plug Co., Ltd.(1)	3,800	93,202
NH Foods, Ltd.(1)	3,000	69,165
NHK Spring Co., Ltd.(1)	3,300	31,848
Nidec Corp.(1)	3,800	298,254
Nintendo Co., Ltd.(1)	1,500	308,381
Nippon Express Co., Ltd.(1)	8,000	38,639
Nippon Paint Holdings Co., Ltd.(1)	3,000	61,524
Nippon Steel & Sumitomo Metal Corp.(1)	65,000	133,359
Nippon Telegraph & Telephone Corp.(1)	13,700	523,263
Nissan Motor Co., Ltd.(1)	41,200	370,937
Nisshin Seifun Group, Inc.(1)	3,400	46,321
Nissin Foods Holdings Co., Ltd.(1)	700	33,191
Nitori Holdings Co., Ltd.(1)	1,100	87,283
Nitto Denko Corp.(1)	900	60,353
NOK Corp.(1)	1,100	27,090
Nomura Holdings, Inc.(1)	31,700	199,651
Nomura Real Estate Holdings, Inc.(1)	2,000	37,415
Nomura Research Institute, Ltd.(1)	1,900	76,928
NSK, Ltd.(1)	5,000	61,470
NTT Data Corp.(1)	2,200	105,825
NTT DOCOMO, Inc.(1)	24,700	515,966
NTT Urban Development Corp.(1)	1,600	14,909
Obayashi Corp.(1)	3,000	25,922
Odakyu Electric Railway Co., Ltd.(1)	7,000	63,756
Oji Holdings Corp.(1)	19,000	87,820
Olympus Corp.(1)	2,500	89,733
Omron Corp.(1)	3,700	138,719
Ono Pharmaceutical Co., Ltd.(1)	400	50,920
Oracle Corp. Japan(1)	2,000	83,431
Oriental Land Co., Ltd.(1)	4,100	225,562
ORIX Corp.(1)	19,200	259,615
Osaka Gas Co., Ltd.(1)	37,000	150,028

Otsuka Corp.(1)	1,100	57,926
Otsuka Holdings Co., Ltd.(1)	6,100	207,349
Panasonic Corp.(1)	27,800	305,596
Park24 Co., Ltd.(1)	1,200	23,591
Rakuten, Inc.(1)	11,800	168,267
Resona Holdings, Inc.(1)	29,800	150,289
Rinnai Corp.(1)	500	37,369
Rohm Co., Ltd.(1)	1,300	70,695
Sanrio Co., Ltd.(1)	1,500	49,412
Santen Pharmaceutical Co., Ltd.(1)	16,600	258,600
Secom Co., Ltd.(1)	4,000	255,226
Seiko Epson Corp.(1)	2,000	32,407
Sekisui Chemical Co., Ltd.(1)	7,000	77,003
Sekisui House, Ltd.(1)	11,400	169,870
Sharp Corp.†(1)	19,000	27,688
Shikoku Electric Power Co., Inc.(1)	2,900	45,206
Shimamura Co., Ltd.(1)	400	36,899
Shimano, Inc.(1)	1,200	160,811
Shimizu Corp.(1)	7,000	68,368
Shin-Etsu Chemical Co., Ltd.(1)	6,700	367,392
Shinsei Bank, Ltd.(1)	28,000	60,283
Shionogi & Co., Ltd.(1)	4,000	156,428
Shiseido Co., Ltd.(1)	7,800	162,908
Shizuoka Bank, Ltd.(1)	22,000	231,236
SMC Corp.(1)	700	169,583
SoftBank Group Corp.(1)	12,800	742,925
Sompo Japan Nipponkoa Holdings, Inc.(1)	4,600	151,788
Sony Corp.†(1)	12,900	335,295
Sony Financial Holdings, Inc.(1)	2,000	37,357
Sumitomo Chemical Co., Ltd.(1)	28,000	138,962
Sumitomo Dainippon Pharma Co., Ltd.(1)	8,900	94,924
Sumitomo Metal Mining Co., Ltd.(1)	9,000	115,092
Sumitomo Mitsui Financial Group, Inc.(1)	8,300	338,492
Sumitomo Mitsui Trust Holdings, Inc.(1)	46,000	189,454
Sumitomo Rubber Industries, Ltd.(1)	4,200	59,372
Suntory Beverage & Food, Ltd.(1)	4,900	206,481
Suruga Bank, Ltd.(1)	4,000	76,436
Suzuken Co., Ltd.(1)	600	20,542
Sysmex Corp.(1)	2,200	133,128
T&D Holdings, Inc.(1)	7,500	100,602
Taisho Pharmaceutical Holdings Co., Ltd.(1)	100	6,404
Taiyo Nippon Sanso Corp.(1)	2,000	24,412
Takashimaya Co., Ltd.(1)	2,000	17,252
TDK Corp.(1)	2,000	124,695
Teijin, Ltd.(1)	7,000	22,195
Terumo Corp.(1)	5,100	139,342
THK Co., Ltd.(1)	3,600	62,386
Tobu Railway Co., Ltd.(1)	40,000	177,988
Toho Co., Ltd.(1)	1,000	22,481
Toho Gas Co., Ltd.(1)	2,000	12,027
Tohoku Electric Power Co., Inc.(1)	7,500	102,659
Tokio Marine Holdings, Inc.(1)	10,400	417,685
Tokyo Electron, Ltd.(1)	2,600	136,179
Tokyo Gas Co., Ltd.(1)	46,000	251,054
Tokyo Tatemono Co., Ltd.(1)	1,500	18,797
Tokyu Corp.(1)	27,000	191,086
Tokyu Fudosan Holdings Corp.(1)	7,500	51,348
TonenGeneral Sekiyu KK(1)	36,000	363,694
Toppan Printing Co., Ltd.(1)	20,000	166,169
Toray Industries, Inc.(1)	28,000	246,895
TOTO, Ltd.(1)	11,000	161,482
Toyota Motor Corp.(1)	27,900	1,649,608
Toyota Tsusho Corp.(1)	6,200	142,335
Trend Micro, Inc.(1)	4,300	152,474
Unicharm Corp.(1)	8,500	171,504
USS Co., Ltd.(1)	4,000	70,818
West Japan Railway Co.(1)	3,100	209,264
Yahoo Japan Corp.(1)	25,200	101,590
Yakult Honsha Co., Ltd.(1)	1,800	100,354
Yamada Denki Co., Ltd.(1)	16,200	62,267
Yamaguchi Financial Group, Inc.(1)	19,000	233,906
Yamato Holdings Co., Ltd.(1)	6,500	126,768
Yaskawa Electric Corp.(1)	4,700	53,705
Yokohama Rubber Co., Ltd.(1)	1,500	29,353

		33,004,006

Jersey - 0.7%

Delphi Automotive PLC	3,496	264,018
Experian PLC(1)	13,462	227,056
Petrofac, Ltd.(1)	18,642	254,225
Randgold Resources, Ltd.(1)	2,778	167,939
Shire PLC(1)	8,549	660,423
Wolseley PLC(1)	4,223	270,192
WPP PLC(1)	28,561	590,256

		2,434,109

Liberia - 0.0%

Royal Caribbean Cruises, Ltd.	959	84,545

Luxembourg - 0.4%

Millicom International Cellular SA SDR(1)	2,797	186,754
RTL Group SA(1)	6,325	550,890
SES SA FDR(1)	14,875	440,024
Subsea 7 SA†(1)	12,950	111,932
Tenaris SA(1)	13,542	178,223

		1,467,823

Netherlands - 1.4%

Aegon NV(1)	16,620	102,054
Akzo Nobel NV(1)	3,724	251,477
Altice NV, Class A†	4,131	117,860
Altice NV, Class B†	1,377	43,235
ASML Holding NV(1)	3,981	363,785
Boskalis Westminster NV(1)	3,117	162,076
CNH Industrial NV(1)	27,566	216,792
Core Laboratories NV#	1,438	166,348
Delta Lloyd NV(1)	11,247	119,182
Fiat Chrysler Automobiles NV†(1)	11,132	155,965
Gemalto NV(1)	1,225	88,152
ING Groep NV CVA(1)	48,736	741,482
Koninklijke KPN NV(1)	50,803	197,456

Koninklijke Philips NV(1)	12,276	315,027
Koninklijke Vopak NV(1)	667	27,358
LyondellBasell Industries NV, Class A	6,634	566,411
Mylan NV†	5,913	293,226
OCI NV†(1)	1,011	29,735
RELX NV(1)	39,053	600,506
STMicroelectronics NV(1)	16,688	120,779
Wolters Kluwer NV(1)	17,163	541,626

		5,220,532

New Zealand - 0.2%

Auckland International Airport, Ltd.(1)	108,203	339,651
Contact Energy, Ltd.(1)	29,781	97,828
Fletcher Building, Ltd.(1)	15,867	72,461
Ryman Healthcare, Ltd.(1)	45,044	218,513
Spark New Zealand, Ltd.(1)	95,487	204,700

		933,153

Norway - 0.2%

DNB ASA(1)	12,243	174,721
Gjensidige Forsikring ASA(1)	6,443	95,438
Norsk Hydro ASA(1)	20,956	72,222
Orkla ASA(1)	35,200	258,957

		601,338

Portugal - 0.1%

Banco Comercial Portugues SA†(1)	188,663	13,317
Banco Espirito Santo SA†(2)(3)	126,030	8,486
Galp Energia SGPS SA(1)	33,940	355,867
Jeronimo Martins SGPS SA(1)	3,463	47,856

		425,526

Singapore - 0.9%

Ascendas Real Estate Investment Trust(1)	8,000	12,645
Avago Technologies, Ltd.	4,284	539,655
CapitaLand Mall Trust(1)	20,000	27,090
CapitaLand, Ltd.(1)	45,000	89,172
City Developments, Ltd.(1)	29,000	180,567
ComfortDelGro Corp., Ltd.(1)	159,000	315,026
DBS Group Holdings, Ltd.(1)	27,000	337,196
Global Logistic Properties, Ltd.(1)	45,000	70,811
Jardine Cycle & Carriage, Ltd.(1)	1,000	20,275
Keppel Corp., Ltd.(1)	3,800	18,428
Oversea-Chinese Banking Corp., Ltd.(1)	106,000	666,078
Singapore Telecommunications, Ltd.(1)	97,000	258,592
StarHub, Ltd.(1)	112,000	290,187
United Overseas Bank, Ltd.(1)	27,000	368,138
Yangzijiang Shipbuilding Holdings, Ltd.(1)	39,000	30,340

		3,224,200

Spain - 1.1%

Amadeus IT Holding SA, Class A(1)	6,764	281,899
Banco Bilbao Vizcaya Argentaria SA(1)	71,115	658,568
Banco de Sabadell SA(1)	60,763	129,405
Banco Popular Espanol SA(1)	30,897	132,309
Banco Santander SA(1)	146,869	893,579
Bankia SA(1)	49,859	60,166
Bankinter SA(1)	16,590	124,883
CaixaBank SA(1)	49,624	214,727
Grifols SA(1)	5,280	216,318
Industria de Diseno Textil SA(1)	11,221	373,798
Mapfre SA(1)	9,280	27,348
Red Electrica Corp. SA(1)	3,426	273,553
Telefonica SA(1)	60,355	851,269

		4,237,822

Sweden - 1.3%

Assa Abloy Ab, Class B(1)	16,308	310,898
Atlas Copco AB, Class A(1)	11,320	283,999
Atlas Copco AB, Class B(1)	6,591	149,520
Boliden AB(1)	8,309	136,498
Electrolux AB, Series B(1)	1,733	48,795
Elekta AB, Series B(1)	4,373	27,216
Getinge AB, Class B(1)	7,273	161,011
Hennes & Mauritz AB, Class B(1)	6,555	253,660
Hexagon AB, Class B(1)	3,839	123,057
Husqvarna AB, Class B(1)	3,671	23,759
Industrivarden AB, Class C(1)	6,942	126,275
Investment AB Kinnevik, Class B(1)	1,954	54,965
Investor AB, Class B(1)	16,914	605,810
Nordea Bank AB(1)	21,036	247,808
Skandinaviska Enskilda Banken AB, Class A(1)	39,212	455,990
Skanska AB, Class B(1)	13,220	257,995
Svenska Handelsbanken AB, Class A(1)	38,558	573,520
Swedbank AB, Class A(1)	14,762	335,730
Tele2 AB, Class B(1)	4,417	43,877
Telefonaktiebolaget LM Ericsson, Class B(1)	32,965	321,107
TeliaSonera AB(1)	29,848	167,868

		4,709,358

Switzerland - 3.8%

ABB, Ltd.(1)	28,594	551,226
ACE, Ltd.	12,531	1,280,167
Actelion, Ltd.†(1)	1,104	150,441
Aryzta AG(1)	5,640	288,831
Baloise Holding AG(1)	1,739	212,213
Coca-Cola HBC AG CDI(1)	11,386	230,952
Credit Suisse Group AG(1)	16,169	434,304
EMS-Chemie Holding AG(1)	880	395,557
Garmin, Ltd.#	5,490	206,479
Geberit AG(1)	1,734	550,166
Julius Baer Group, Ltd.(1)	5,010	243,414
LafargeHolcim, Ltd.†(1)	3,261	206,535
Lonza Group AG†(1)	1,793	244,809
Novartis AG(1)	26,522	2,592,370
Pargesa Holding SA (BR)(1)	6,739	412,216
Partners Group Holding AG(1)	508	163,625
Roche Holding AG(1)	8,304	2,252,689
Sika AG (BR)†(1)	100	330,067
Sonova Holding AG(1)	901	117,190

Sulzer AG(1)	90	9,177
Swatch Group AG(1)	670	256,146
Swiss Prime Site AG(1)	12,310	963,580
Swiss Re AG(1)	4,613	394,961
Swisscom AG(1)	1,889	1,019,291
Zurich Insurance Group AG(1)	1,749	479,874

		13,986,280

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†(1)	531	6,094

United Kingdom - 6.5%

3i Group PLC(1)	53,962	403,543
Aberdeen Asset Management PLC(1)	29,323	142,068
Admiral Group PLC(1)	14,174	334,756
Aggreko PLC(1)	10,084	163,391
Amec Foster Wheeler PLC(1)	39,955	489,875
Antofagasta PLC(1)	27,284	252,695
Aon PLC	3,253	303,960
ARM Holdings PLC(1)	19,418	273,559
Ashtead Group PLC(1)	11,268	162,502
Associated British Foods PLC(1)	6,070	297,418
AstraZeneca PLC(1)	17,563	1,097,490
Aviva PLC(1)	63,892	469,710
British Land Co. PLC(1)	35,934	448,168
BT Group PLC(1)	105,153	700,535
Bunzl PLC(1)	33,711	892,280
Burberry Group PLC(1)	11,844	254,849
Capita PLC(1)	35,704	671,777
Compass Group PLC(1)	26,406	416,545
Croda International PLC(1)	2,379	104,782
Direct Line Insurance Group PLC(1)	85,325	458,893
Dixons Carphone PLC(1)	22,950	150,669
easyJet PLC(1)	2,334	59,818
Ensco PLC, Class A	4,809	87,091
Fresnillo PLC(1)	14,506	137,178
GKN PLC(1)	38,537	170,511
Hammerson PLC(1)	52,725	504,131
Hargreaves Lansdown PLC(1)	5,024	85,971
ICAP PLC(1)	20,405	141,006
Inmarsat PLC(1)	19,902	297,455
InterContinental Hotels Group PLC(1)	9,335	350,130
Intertek Group PLC(1)	10,773	418,236
Intu Properties PLC(1)	104,195	512,488
Investec PLC(1)	31,544	256,829
ITV PLC(1)	67,535	256,863
Johnson Matthey PLC(1)	6,307	258,985
Kingfisher PLC(1)	34,055	184,608
Land Securities Group PLC(1)	21,000	399,889
Legal & General Group PLC(1)	161,043	618,700
Liberty Global PLC, Class A†	5,281	254,122
London Stock Exchange Group PLC(1)	1,859	71,607
Marks & Spencer Group PLC(1)	31,390	248,894
Next PLC(1)	4,336	527,300
Nielsen Holdings PLC	6,062	274,184
Old Mutual PLC(1)	98,150	298,461
Pearson PLC(1)	26,239	453,398
Persimmon PLC(1)	8,221	262,470
Prudential PLC(1)	35,454	763,898
Reckitt Benckiser Group PLC(1)	8,884	779,244
RELX PLC(1)	32,929	526,702
Rexam PLC(1)	59,955	492,952
Royal Mail PLC(1)	24,593	174,045
RSA Insurance Group PLC(1)	57,944	453,031
Sage Group PLC(1)	2,652	20,901
Schroders PLC(1)	9,585	413,594
Segro PLC(1)	54,440	347,252
Severn Trent PLC(1)	9,541	301,884
Sky PLC(1)	19,115	305,163
Smith & Nephew PLC(1)	20,481	362,505
Smiths Group PLC(1)	18,020	309,949
SSE PLC(1)	15,309	342,762
Standard Chartered PLC(1)	37,329	433,166
Standard Life PLC(1)	77,875	495,511
Tate & Lyle PLC(1)	34,732	285,937
Travis Perkins PLC(1)	7,665	238,988
Tullow Oil PLC†(1)	43,864	149,519
United Utilities Group PLC(1)	43,128	561,967
Weir Group PLC(1)	7,671	164,733
Whitbread PLC(1)	4,680	341,509
WM Morrison Supermarkets PLC(1)	83,780	215,142

		24,100,144

United States - 51.5%

3M Co.	5,723	813,467
Abbott Laboratories	16,100	729,169
AbbVie, Inc.	20,175	1,259,122
Activision Blizzard, Inc.	9,737	278,770
Adobe Systems, Inc.†	7,642	600,432
ADT Corp.#	4,910	160,950
Advance Auto Parts, Inc.	1,590	278,647
Aetna, Inc.#	5,539	634,326
Affiliated Managers Group, Inc.†	2,068	385,558
Aflac, Inc.	9,919	581,253
Agilent Technologies, Inc.	2,604	94,551
Air Products & Chemicals, Inc.	7,143	996,663
Airgas, Inc.	2,828	272,959
Akamai Technologies, Inc.†	2,248	160,305
Albemarle Corp.	3,348	151,363
Alexion Pharmaceuticals, Inc.†	3,151	542,571
Alliance Data Systems Corp.†	801	206,009
Allstate Corp.	13,980	814,754
Altera Corp.	7,992	388,012
Amazon.com, Inc.†	4,951	2,539,318
American Airlines Group, Inc.	1,777	69,267
American Express Co.#	15,233	1,168,676
American Tower Corp.	7,811	720,096
American Water Works Co., Inc.	1,233	64,042
Ameriprise Financial, Inc.	4,466	503,184
AmerisourceBergen Corp.	4,394	439,576
AMETEK, Inc.	4,930	265,333
Amgen, Inc.	9,758	1,481,069
Amphenol Corp., Class A	3,249	170,118
Anadarko Petroleum Corp.	8,297	593,899
Analog Devices, Inc.	7,494	418,615
ANSYS, Inc.†	4,693	415,800
Antero Resources Corp.†#	4,381	113,205

Anthem, Inc.	4,195	591,705
Apache Corp.	8,099	366,399
Applied Materials, Inc.	21,118	339,683
Archer-Daniels-Midland Co.	11,565	520,309
Arrow Electronics, Inc.†	1,257	70,291
Assurant, Inc.	2,981	221,637
AT&T, Inc.	13,245	439,734
Autodesk, Inc.†	2,812	131,461
Automatic Data Processing, Inc.	12,257	947,711
AutoNation, Inc.†	1,279	76,535
AvalonBay Communities, Inc.	1,148	189,489
Avery Dennison Corp.	3,669	213,096
Avon Products, Inc.#	16,336	84,784
B/E Aerospace, Inc.	4,255	207,431
Baker Hughes, Inc.	8,524	477,344
Ball Corp.	1,050	69,205
Bank of New York Mellon Corp.	21,716	864,297
Baxalta, Inc.	7,426	261,024
Baxter International, Inc.	7,426	285,530
BB&T Corp.	9,818	362,481
Bed Bath & Beyond, Inc.†	3,896	241,981
Berkshire Hathaway, Inc., Class B†	13,163	1,764,368
Best Buy Co., Inc.	4,707	172,935
Biogen, Inc.†	3,179	945,117
BioMarin Pharmaceutical, Inc.†	3,122	403,487
BlackRock, Inc.	2,225	672,996
BorgWarner, Inc.	4,190	182,852
Boston Scientific Corp.†	8,911	149,170
Bristol-Myers Squibb Co.	24,370	1,449,284
Broadcom Corp., Class A	10,163	525,122
C.H. Robinson Worldwide, Inc.	4,142	279,295
CA, Inc.	12,878	351,441
Cablevision Systems Corp., Class A	8,506	214,096
Cabot Oil & Gas Corp.	6,391	151,275
Calpine Corp.†	5,296	84,418
Cameron International Corp.†	5,747	383,670
Capital One Financial Corp.	8,990	698,972
Cardinal Health, Inc.	7,721	635,207
Care Capital Properties, Inc.†	1	24
CarMax, Inc.†	2,030	123,830
Caterpillar, Inc.	4,114	314,474
CBRE Group, Inc., Class A†	5,334	170,795
CBS Corp., Class B	8,634	390,602
Celanese Corp., Series A	5,247	318,178
Celgene Corp.†	10,195	1,203,826
CenterPoint Energy, Inc.	9,924	184,785
CenturyLink, Inc.	11,855	320,559
Cerner Corp.†#	6,248	385,876
CF Industries Holdings, Inc.	2,424	139,089
Charles Schwab Corp.	15,895	482,890
Charter Communications, Inc., Class A†	1,485	269,691
Cheniere Energy, Inc.†	2,716	168,799
Chesapeake Energy Corp.#	10,364	80,943
Chipotle Mexican Grill, Inc.†	278	197,383
Chubb Corp.	1,992	240,654
Church & Dwight Co., Inc.	2,946	254,181
Cigna Corp.	3,407	479,672
Cimarex Energy Co.	1,884	208,201
Cincinnati Financial Corp.	7,048	368,822
Cintas Corp.	1,867	158,676
Cisco Systems, Inc.	79,008	2,044,727
CIT Group, Inc.	4,521	196,392
Citrix Systems, Inc.†	3,998	272,304
Clorox Co.	10,593	1,177,624
CME Group, Inc.	5,673	535,758
Coach, Inc.	5,861	177,295
Cobalt International Energy, Inc.†	5,085	40,731
Cognizant Technology Solutions Corp., Class A†	5,462	343,778
Colgate-Palmolive Co.	16,984	1,066,765
Columbia Pipeline Group, Inc.	10,764	272,975
Comcast Corp., Class A	29,997	1,689,731
Comcast Corp., Special Class A	9,949	569,481
ConAgra Foods, Inc.	8,950	373,036
CONSOL Energy, Inc.#	3,081	46,924
Consolidated Edison, Inc.#	15,535	977,307
Continental Resources, Inc.†	2,757	88,500
Cooper Cos., Inc.	450	73,089
Corning, Inc.	14,840	255,396
Costco Wholesale Corp.	10,103	1,414,925
Crown Castle International Corp.	8,215	685,049
CSX Corp.	17,593	481,696
Cummins, Inc.#	3,570	434,647
CVS Health Corp.	11,987	1,227,469
D.R. Horton, Inc.	4,690	142,435
Danaher Corp.	15,390	1,339,238
DaVita HealthCare Partners, Inc.†	3,255	246,208
Deere & Co.	8,676	709,523
Delta Air Lines, Inc.	1,570	68,735
Devon Energy Corp.	6,615	282,196
Digital Realty Trust, Inc.#	2,876	182,108
Discover Financial Services	5,813	312,332
DISH Network Corp., Class A†	5,080	301,092
Dollar General Corp.	3,107	231,440
Dollar Tree, Inc.†	4,673	356,363
Dover Corp.	9,002	557,674
Dr Pepper Snapple Group, Inc.	10,355	794,539
Dun & Bradstreet Corp.	2,788	295,444
Eaton Vance Corp.	7,373	255,622
eBay, Inc.†	15,885	430,642
Ecolab, Inc.	6,409	699,478
Edgewell Personal Care Co.	1,407	123,900
Edwards Lifesciences Corp.†	1,404	197,796
Electronic Arts, Inc.†	4,406	291,457
EMC Corp.#	23,117	574,920
Emerson Electric Co.	22,504	1,073,891
Energen Corp.	614	31,928
EOG Resources, Inc.	4,095	320,679
EQT Corp.	4,034	313,926
Equifax, Inc.	1,078	105,536
Equinix, Inc.	1,444	389,548
Equity Residential	4,349	309,866
Estee Lauder Cos., Inc., Class A	5,535	441,527
Eversource Energy	3,541	167,277
Expedia, Inc.	1,748	201,003

Expeditors International of Washington, Inc.	11,730	574,418
Express Scripts Holding Co.†	11,911	995,760
F5 Networks, Inc.†	1,441	174,952
Facebook, Inc., Class A†	22,956	2,052,955
Fastenal Co.#	8,190	315,643
FedEx Corp.	4,000	602,440
Fidelity National Information Services, Inc.	12,293	848,955
Fifth Third Bancorp	15,741	313,561
FireEye, Inc.†#	799	30,186
First Republic Bank	3,876	233,762
Fiserv, Inc.†	12,266	1,045,922
FleetCor Technologies, Inc.†	891	132,902
Flowserve Corp.	2,762	124,649
FMC Technologies, Inc.†	7,333	255,042
FNF Group	9,250	336,792
Ford Motor Co.	46,034	638,492
Franklin Resources, Inc.	7,712	312,953
Frontier Communications Corp.#	22,451	113,827
GameStop Corp., Class A#	2,364	100,423
General Growth Properties, Inc.	7,155	181,594
General Mills, Inc.	28,063	1,592,856
Gilead Sciences, Inc.	18,697	1,964,494
Goldman Sachs Group, Inc.	5,138	969,027
Google, Inc., Class A†	4,082	2,644,401
Google, Inc., Class C†	3,010	1,860,932
Hanesbrands, Inc.	9,177	276,319
Harley-Davidson, Inc.	4,728	265,004
Hartford Financial Services Group, Inc.	5,857	269,129
Hasbro, Inc.	5,283	394,059
HCA Holdings, Inc.†	3,556	308,021
HCP, Inc.	7,868	291,588
Health Care REIT, Inc.	4,073	258,025
Helmerich & Payne, Inc.#	1,514	89,341
Hershey Co.	7,673	686,887
Hertz Global Holdings, Inc.†	8,163	150,444
Hewlett-Packard Co.	24,752	694,541
HollyFrontier Corp.	5,571	261,057
Home Depot, Inc.	14,037	1,634,749
Hormel Foods Corp.#	107	6,538
Host Hotels & Resorts, Inc.#	16,843	298,626
Hudson City Bancorp, Inc.	21,645	201,298
Humana, Inc.	1,960	358,268
IHS, Inc., Class A†	4,024	466,864
Illinois Tool Works, Inc.	2,451	207,183
Illumina, Inc.†	1,489	294,241
Incyte Corp.†	1,725	200,428
Intel Corp.	61,653	1,759,577
Intercontinental Exchange, Inc.	3,137	716,522
International Flavors & Fragrances, Inc.#	1,823	199,710
International Paper Co.	7,172	309,400
Interpublic Group of Cos., Inc.	10,654	201,148
Intuit, Inc.	7,491	642,353
Intuitive Surgical, Inc.†	499	254,964
Iron Mountain, Inc.	3,803	107,777
J.B. Hunt Transport Services, Inc.	3,516	255,894
Johnson & Johnson	44,881	4,217,916
Johnson Controls, Inc.	8,543	351,459
Juniper Networks, Inc.	6,594	169,532
Kansas City Southern	3,192	296,026
Kellogg Co.	15,556	1,031,052
Keurig Green Mountain, Inc.	1,514	85,692
KeyCorp	14,121	194,023
Kimberly-Clark Corp.	13,134	1,399,165
Kinder Morgan, Inc.	22,465	728,091
KLA-Tencor Corp.	4,540	227,499
Kohl’s Corp.	3,527	179,983
Kraft Heinz Co.	3,017	219,215
Kroger Co.	8,144	280,968
L Brands, Inc.	4,771	400,287
Lam Research Corp.	2,992	217,728
Lennar Corp., Class A	4,689	238,670
Level 3 Communications, Inc.†	4,959	221,816
Liberty Interactive Corp., Class A†	15,276	413,063
Liberty Media Corp., Class A†	1,975	73,569
Liberty Media Corp., Class C†	3,950	143,069
Lincoln National Corp.	4,513	229,215
Linear Technology Corp.	11,040	444,691
LinkedIn Corp., Class A†	1,066	192,520
LKQ Corp.†	10,988	329,530
Loews Corp.	3,862	140,770
Lowe’s Cos., Inc.	9,390	649,506
lululemon athletica, Inc.†	2,020	129,300
M&T Bank Corp.	2,188	258,709
Macy’s, Inc.	6,279	368,012
ManpowerGroup, Inc.	3,503	304,411
Marathon Oil Corp.	8,032	138,873
Marathon Petroleum Corp.	6,919	327,338
Marriott International, Inc., Class A	2,741	193,679
Marsh & McLennan Cos., Inc.	7,787	418,395
Masco Corp.	5,662	148,514
MasterCard, Inc., Class A	14,855	1,372,156
Mattel, Inc.#	12,911	302,505
McCormick & Co., Inc.	2,150	170,452
McDonald’s Corp.	8,965	851,854
McGraw Hill Financial, Inc.	4,248	412,014
McKesson Corp.	2,986	589,974
MDU Resources Group, Inc.	12,578	225,272
Mead Johnson Nutrition Co.	2,090	163,731
Medivation, Inc.†	924	81,367
MetLife, Inc.	15,977	800,448
Microchip Technology, Inc.#	7,794	331,245
Micron Technology, Inc.†	15,302	251,106
Microsoft Corp.	100,920	4,392,038
Mondelez International, Inc., Class A	44,156	1,870,448
Monster Beverage Corp.†	1,554	215,167
Moody’s Corp.	3,414	349,286
Mosaic Co.	4,581	187,042
Motorola Solutions, Inc.	5,584	361,955
Murphy Oil Corp.	10,560	327,360
NASDAQ OMX Group, Inc.	6,716	343,792
National Oilwell Varco, Inc.	13,658	578,143
Navient Corp.	14,800	189,292
NetApp, Inc.	7,429	237,431

Netflix, Inc.†	4,682	538,570
New York Community Bancorp, Inc.#	12,075	213,244
Newell Rubbermaid, Inc.	7,862	331,226
Newmont Mining Corp.	15,048	256,869
News Corp., Class A†	29,052	395,979
NIKE, Inc., Class B	10,355	1,157,171
Noble Energy, Inc.	9,481	316,760
Nordstrom, Inc.	3,335	243,055
Norfolk Southern Corp.	4,381	341,324
Northern Trust Corp.	5,252	366,800
Nucor Corp.	7,804	337,835
NVIDIA Corp.	10,317	231,926
Oceaneering International, Inc.	7,174	314,365
Omnicom Group, Inc.	11,877	795,521
ONEOK, Inc.	11,159	401,836
Oracle Corp.	40,001	1,483,637
PACCAR, Inc.	7,845	462,620
Palo Alto Networks, Inc.†	1,314	215,785
Parker-Hannifin Corp.	4,152	447,004
Paychex, Inc.	19,483	870,111
PayPal Holdings, Inc.†	15,885	555,975
People’s United Financial, Inc.#	22,008	341,124
Pepco Holdings, Inc.	17,991	413,433
PepsiCo, Inc.	15,660	1,455,284
Phillips 66	6,407	506,601
Pioneer Natural Resources Co.	934	114,938
Plum Creek Timber Co., Inc.	4,973	191,411
PNC Financial Services Group, Inc.	7,974	726,591
Polaris Industries, Inc.#	953	123,766
PPG Industries, Inc.	6,971	664,267
Priceline Group, Inc.†	616	769,162
Principal Financial Group, Inc.	9,465	476,563
Procter & Gamble Co.	30,021	2,121,584
Progressive Corp.	24,476	733,301
Prologis, Inc.	6,021	228,798
Prudential Financial, Inc.	8,857	714,760
Public Storage	1,999	402,339
PulteGroup, Inc.	3,103	64,201
PVH Corp.	1,783	212,141
QUALCOMM, Inc.	21,544	1,218,960
Quanta Services, Inc.†	5,024	121,782
Quest Diagnostics, Inc.	6,487	439,819
Rackspace Hosting, Inc.†	2,572	78,215
Range Resources Corp.	4,214	162,745
Realogy Holdings Corp.†	2,403	96,841
Red Hat, Inc.†	2,648	191,212
Regeneron Pharmaceuticals, Inc.†	1,040	534,040
Regions Financial Corp.	20,245	194,150
Republic Services, Inc.	6,786	278,090
ResMed, Inc.	2,871	149,120
Robert Half International, Inc.	2,809	143,343
Rockwell Automation, Inc.	4,625	517,214
Roper Technologies, Inc.	2,293	371,672
Ross Stores, Inc.	5,034	244,753
Salesforce.com, Inc.†	5,625	390,150
SanDisk Corp.	3,681	200,835
SBA Communications Corp., Class A†	5,672	670,430
Scripps Networks Interactive, Inc., Class A#	4,556	241,878
Sealed Air Corp.	2,660	136,857
Sempra Energy	4,130	391,730
ServiceNow, Inc.†	1,849	131,205
Sherwin-Williams Co.	1,094	279,856
Sigma-Aldrich Corp.	4,478	624,278
Simon Property Group, Inc.	2,424	434,672
Sirius XM Holdings, Inc.†	20,878	79,650
Skyworks Solutions, Inc.#	2,800	244,580
Southwest Airlines Co.	3,337	122,468
Southwestern Energy Co.†	8,953	145,397
Spectra Energy Corp.	18,192	528,841
Sprint Corp.†#	13,103	66,301
St. Jude Medical, Inc.	6,999	495,599
Stanley Black & Decker, Inc.	3,498	355,117
Staples, Inc.	9,508	135,109
Starbucks Corp.	13,315	728,464
State Street Corp.	9,924	713,734
Stericycle, Inc.†#	2,256	318,412
Stryker Corp.	2,613	257,772
SunTrust Banks, Inc.	10,302	415,892
Symantec Corp.	14,541	297,945
Sysco Corp.	11,513	459,023
T-Mobile US, Inc.†	2,750	108,927
T. Rowe Price Group, Inc.	6,856	492,809
Target Corp.	4,611	358,321
TD Ameritrade Holding Corp.	8,363	279,826
Teradata Corp.†	4,578	133,815
Tesla Motors, Inc.†#	938	233,618
Tesoro Corp.	2,371	218,156
Texas Instruments, Inc.	9,961	476,534
Thermo Fisher Scientific, Inc.	8,190	1,026,780
Tiffany & Co.	3,930	323,242
Time Warner Cable, Inc.	4,313	802,304
Time Warner, Inc.	13,219	939,871
TJX Cos., Inc.	13,325	937,014
Toll Brothers, Inc.†	3,872	143,148
Torchmark Corp.#	13,741	803,299
Total System Services, Inc.	12,039	551,747
Towers Watson & Co., Class A	2,095	248,739
TransDigm Group, Inc.†	831	190,989
Travelers Cos., Inc.	9,938	989,328
Trimble Navigation, Ltd.†	10,103	190,947
TripAdvisor, Inc.†	1,442	100,796
Twenty-First Century Fox, Inc., Class A#	21,097	577,847
Twitter, Inc.†#	4,333	120,414
Tyson Foods, Inc., Class A#	1,825	77,161
Ulta Salon Cosmetics & Fragrance, Inc.†	1,451	229,389
Under Armour, Inc., Class A†#	2,238	213,796
Union Pacific Corp.	14,034	1,203,275
United Continental Holdings, Inc.†	1,548	88,190
United Parcel Service, Inc., Class B	5,144	502,312
United Rentals, Inc.†	1,715	118,901
UnitedHealth Group, Inc.	12,277	1,420,449
Universal Health Services, Inc., Class B	2,540	348,336
US Bancorp	30,198	1,278,885

Valero Energy Corp.	4,416	262,045
Vantiv, Inc., Class A†	3,592	158,192
Varian Medical Systems, Inc.†	3,147	255,694
Ventas, Inc.	5,335	293,532
VEREIT, Inc.	20,508	166,935
Verisk Analytics, Inc.†	6,616	483,497
Vertex Pharmaceuticals, Inc.†	2,872	366,237
VF Corp.	5,769	417,849
Viacom, Inc., Class B	7,902	322,165
Visa, Inc., Class A	27,304	1,946,775
VMware, Inc., Class A†	1,751	138,592
Voya Financial, Inc.	5,683	244,824
Vulcan Materials Co.	3,165	296,307
Walgreens Boots Alliance, Inc.	10,661	922,710
Walt Disney Co.#	21,553	2,195,820
Waste Management, Inc.	7,537	377,302
WEC Energy Group, Inc.	6,906	329,071
Western Digital Corp.	2,061	168,920
Western Union Co.	11,620	214,273
Whirlpool Corp.#	1,050	176,505
Whiting Petroleum Corp.†	3,366	65,065
Whole Foods Market, Inc.	6,926	226,896
Williams Cos., Inc.	15,656	754,619
Workday, Inc., Class A†	592	41,594
WR Berkley Corp.	7,712	418,607
WW Grainger, Inc.	1,740	388,786
Wyndham Worldwide Corp.	2,118	161,985
Xerox Corp.	22,329	227,086
Xylem, Inc.	2,072	67,236
Yahoo!, Inc.†	12,184	392,812
Yum! Brands, Inc.	5,094	406,348
Zimmer Biomet Holdings, Inc.	2,580	267,185
Zoetis, Inc.	8,528	382,651

		190,849,348

Total Common Stocks
(cost $359,470,227)		358,910,761

RIGHTS - 0.0%

Commonwealth Bank of Australia Expires 09/08/2015 (Strike price AUD 71.50)† (cost $0)	432	1,091

Total Long-Term Investment Securities
(cost $359,470,227)		358,911,852

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.21%(4)(7)	2,696,429	2,696,429

Time Deposits - 2.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$8,696,000	8,696,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.02% due 09/10/2015	1,125,000	1,124,999

Total Short-Term Investment Securities
(cost $12,517,425)		12,517,428

TOTAL INVESTMENTS —
(cost $371,987,652)(6)	100.3%	371,429,280
Liabilities in excess of other assets	(0.3)	(1,190,913)

NET ASSETS —	100.0%	$370,238,367

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $140,602,694 representing 38.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $8,486 representing 0.0% of net assets.
(4)	At August 31, 2015, the Fund had loaned securities with a total value of $12,721,769. This was secured by collateral of $2,696,429, which was received in cash and subsequently invested in short-term investments currently valued at $2,696,429 as reported in the Portfolio of Investments. Additional collateral of $10,364,166 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal National Mtg. Assoc.	0.75%	04/20/2017 to 04/20/2017	$418,916
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	1,175,156
United States Treasury Notes/Bonds	0.12% to 8.88%	09/30/2015 to 05/15/2044	8,770,094

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	The rate shown is the 7-day yield as of August 31, 2015.

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Federal Depository Receipt

BR - Bearer Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

174	Long	S&P 500 E-Mini Index	September 2015	$18,137,412	$17,132,040	$(1,005,372)

Industry Allocation*

Medical-Drugs	6.0%
Banks-Commercial	4.5
Real Estate Investment Trusts	3.0
Insurance-Multi-line	2.5
Insurance-Life/Health	2.5
Telephone-Integrated	2.5
Time Deposits	2.4
Medical-Biomedical/Gene	2.2
Food-Misc./Diversified	2.2
Insurance-Property/Casualty	1.8
Cosmetics & Toiletries	1.8
Applications Software	1.7
Multimedia	1.6
Cable/Satellite TV	1.5
Electronic Components-Semiconductors	1.4
Auto-Cars/Light Trucks	1.4
Transport-Rail	1.4
Web Portals/ISP	1.3
Commercial Services-Finance	1.3
Oil Companies-Exploration & Production	1.2
Insurance-Reinsurance	1.2
Chemicals-Diversified	1.1
Finance-Credit Card	1.1
Pipelines	1.1
Chemicals-Specialty	1.1
Investment Management/Advisor Services	1.0
Banks-Super Regional	1.0
Medical-HMO	1.0
Retail-Discount	1.0
Diversified Banking Institutions	0.9
Transport-Services	0.9
E-Commerce/Products	0.9
Beverages-Non-alcoholic	0.9
Medical-Generic Drugs	0.9
Finance-Other Services	0.8
Electric-Integrated	0.8
Data Processing/Management	0.8
Retail-Building Products	0.8
Oil-Field Services	0.7
Enterprise Software/Service	0.7
Retail-Drug Store	0.7
Registered Investment Companies	0.7
Diversified Manufacturing Operations	0.7
Networking Products	0.7
Consumer Products-Misc.	0.7
Retail-Apparel/Shoe	0.6
Computer Services	0.6
Food-Retail	0.6
Retail-Restaurants	0.6
Electric Products-Misc.	0.6
Oil Refining & Marketing	0.6
Medical Products	0.6
Industrial Gases	0.6
Building & Construction Products-Misc.	0.6
Real Estate Operations & Development	0.5
Semiconductor Components-Integrated Circuits	0.5
Internet Content-Entertainment	0.5
Banks-Fiduciary	0.5
Electronic Components-Misc.	0.5
Retail-Major Department Stores	0.5
Investment Companies	0.5
Medical-Wholesale Drug Distribution	0.5
Hotels/Motels	0.5
Commercial Services	0.4
Real Estate Management/Services	0.4
Telecom Services	0.4
Gas-Distribution	0.4
E-Commerce/Services	0.4
Advertising Agencies	0.4
Auto/Truck Parts & Equipment-Original	0.4
Apparel Manufacturers	0.4
Computers-Memory Devices	0.4
Television	0.4
Distribution/Wholesale	0.4
Diagnostic Equipment	0.4
Building-Residential/Commercial	0.4
Semiconductor Equipment	0.4
Finance-Investment Banker/Broker	0.4
Machinery-Electrical	0.4
Water	0.4
Oil Field Machinery & Equipment	0.4
Machinery-Farming	0.4
Building Products-Cement	0.4
Medical Instruments	0.3
Athletic Footwear	0.3
U.S. Government Treasuries	0.3
Human Resources	0.3
Building-Heavy Construction	0.3
Instruments-Scientific	0.3
Soap & Cleaning Preparation	0.3
Consulting Services	0.3
Toys	0.3
Pharmacy Services	0.3
Import/Export	0.3
Agricultural Chemicals	0.3
Medical-Hospitals	0.3
Machinery-Construction & Mining	0.3
Rubber-Tires	0.3
Public Thoroughfares	0.3
Dialysis Centers	0.3
Office Automation & Equipment	0.3
Savings & Loans/Thrifts	0.3
Airport Development/Maintenance	0.2
Industrial Automated/Robotic	0.2
Computer Aided Design	0.2
Satellite Telecom	0.2
Diversified Operations/Commercial Services	0.2
Cellular Telecom	0.2
Food-Catering	0.2
Oil Companies-Integrated	0.2
Retail-Jewelry	0.2
Agricultural Operations	0.2
Computers	0.2
Insurance Brokers	0.2
Food-Confectionery	0.2
Audio/Video Products	0.2
Non-Hazardous Waste Disposal	0.2
Wireless Equipment	0.2
Private Equity	0.2
Electronic Measurement Instruments	0.2
Advertising Services	0.2
Electronic Forms	0.2
Entertainment Software	0.2
Electric-Transmission	0.2
Publishing-Periodicals	0.2
Tools-Hand Held	0.2
Internet Security	0.2
Office Supplies & Forms	0.2
Aerospace/Defense-Equipment	0.2
Gold Mining	0.1
Machinery-General Industrial	0.1
Diversified Operations	0.1
Retail-Regional Department Stores	0.1
Auto-Heavy Duty Trucks	0.1
Containers-Metal/Glass	0.1

Telecommunication Equipment	0.1
Food-Dairy Products	0.1
Steel-Producers	0.1
Food-Wholesale/Distribution	0.1
Medical Labs & Testing Services	0.1
Engines-Internal Combustion	0.1
Security Services	0.1
Retail-Catalog Shopping	0.1
Paper & Related Products	0.1
Publishing-Newspapers	0.1
Chemicals-Plastics	0.1
Coatings/Paint	0.1
Medical Information Systems	0.1
Transport-Truck	0.1
Metal Processors & Fabrication	0.1
Containers-Paper/Plastic	0.1
Machinery-Pumps	0.1
Computers-Integrated Systems	0.1
Optical Supplies	0.1
Finance-Mortgage Loan/Banker	0.1
Internet Content-Information/News	0.1
Home Decoration Products	0.1
Hazardous Waste Disposal	0.1
Metal-Copper	0.1
Power Converter/Supply Equipment	0.1
Finance-Leasing Companies	0.1
Food-Baking	0.1
Transactional Software	0.1
Retail-Auto Parts	0.1
Motorcycle/Motor Scooter	0.1
Building Products-Doors & Windows	0.1
Printing-Commercial	0.1
Diversified Financial Services	0.1
Retail-Bedding	0.1
Broadcast Services/Program	0.1
Finance-Consumer Loans	0.1
Retail-Perfume & Cosmetics	0.1
Resorts/Theme Parks	0.1
Retirement/Aged Care	0.1
Aerospace/Defense	0.1
Retail-Vision Service Center	0.1
Bicycle Manufacturing	0.1
Storage/Warehousing	0.1

100.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$7,906,044	$0	$7,906,044
Bermuda	1,374,942	252,096	—	1,627,038
British Virgin Islands	136,595	—	—	136,595
Canada	15,814,631	—	—	15,814,631
Curacao	834,049	—	—	834,049
France	353,695	14,386,231	—	14,739,926
Ireland	4,455,020	947,815	—	5,402,835
Jersey	264,018	2,170,091	—	2,434,109
Liberia	84,545	—	—	84,545
Netherlands	1,187,080	4,033,452	—	5,220,532
Portugal	—	417,040	8,486	425,526
Singapore	539,655	2,684,545	—	3,224,200
Switzerland	1,486,646	12,499,634	—	13,986,280
United Kingdom	919,357	23,180,787	—	24,100,144
United States	190,849,348	—	—	190,849,348
Other Countries	—	72,124,959	—	72,124,959
Rights	1,091	—	—	1,091
Short Term Investment Securities:
Registered Investment Companies	2,696,429	—	—	2,696,429
Other Short-Term Investment Securities	—	9,820,999	—	9,820,999

Total Investments at Value	$220,997,101	$150,423,693	$8,486	$371,429,280

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,005,372	$—	$—	$1,005,372

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 – (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 63.1%
Bermuda - 0.5%

Kunlun Energy Co., Ltd.(1)	1,564,000	$1,119,576
Noble Group, Ltd.#(1)	3,109,500	1,198,942

		2,318,518

British Virgin Islands - 0.5%

Michael Kors Holdings, Ltd.†	49,730	2,161,266

China - 2.1%

China Life Insurance Co., Ltd.(1)	680,000	2,322,982
China Telecom Corp., Ltd.(1)	5,202,000	2,717,318
CRRC Corp., Ltd., Class H†#(1)	1,502,000	1,739,919
Sinopharm Group Co., Ltd.(1)	576,800	2,183,477
Weichai Power Co., Ltd.#(1)	846,000	898,916

		9,862,612

France - 6.1%

AXA SA(1)	147,995	3,727,989
BNP Paribas SA(1)	84,230	5,280,196
Cie de Saint-Gobain(1)	68,730	3,141,096
Cie Generale des Etablissements Michelin(1)	30,140	2,911,142
Credit Agricole SA(1)	217,250	2,942,548
Sanofi(1)	52,522	5,164,766
Technip SA(1)	31,420	1,709,689
TOTAL SA(1)	77,670	3,533,616

		28,411,042

Germany - 2.7%

Deutsche Boerse AG(1)	16,830	1,506,703
Deutsche Lufthansa AG†(1)	142,140	1,731,571
HeidelbergCement AG(1)	25,080	1,895,728
Merck KGaA(1)	34,840	3,327,512
Metro AG(1)	57,570	1,681,656
Siemens AG ADR#	23,750	2,354,575

		12,497,745

Ireland - 3.0%

Allergan PLC†	22,185	6,738,472
CRH PLC(1)	140,421	4,192,969
Medtronic PLC	44,020	3,182,206

		14,113,647

Israel - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	82,171	5,292,634

Italy - 1.3%

Eni SpA(1)	168,822	2,758,338
UniCredit SpA(1)	520,578	3,401,548

		6,159,886

Japan - 4.4%

ITOCHU Corp.(1)	183,600	2,205,949
Konica Minolta, Inc.(1)	255,700	2,806,011
Nissan Motor Co., Ltd.#(1)	479,600	4,317,991
SoftBank Group Corp.#(1)	42,600	2,472,546
Suntory Beverage & Food, Ltd.(1)	82,500	3,476,460
Toshiba Corp.#(1)	434,000	1,371,697
Toyota Motor Corp. ADR	31,123	3,684,341

		20,334,995

Jersey - 0.5%

Petrofac, Ltd.(1)	156,220	2,130,409

Luxembourg - 0.3%

Subsea 7 SA†#(1)	162,780	1,406,972

Netherlands - 1.8%

Akzo Nobel NV(1)	44,890	3,031,369
ING Groep NV CVA(1)	241,381	3,672,436
QIAGEN NV†(1)	60,672	1,600,329

		8,304,134

Norway - 0.6%

Telenor ASA(1)	148,762	2,964,840

Portugal - 0.4%

Galp Energia SGPS SA(1)	169,130	1,773,359

Russia - 0.3%

MMC Norilsk Nickel PJSC ADR(1)	87,679	1,378,513

Singapore - 1.1%

DBS Group Holdings, Ltd.(1)	224,695	2,806,160
Singapore Telecommunications, Ltd.(1)	946,400	2,523,002

		5,329,162

South Korea - 2.3%

Hana Financial Group, Inc.(1)	68,042	1,564,135
Hyundai Mobis Co., Ltd.(1)	6,516	1,133,908
KB Financial Group, Inc. ADR	38,288	1,145,194
POSCO ADR	40,515	1,636,806
Samsung Electronics Co., Ltd.(1)	5,898	5,426,724

		10,906,767

Spain - 0.8%

Telefonica SA ADR#	261,902	3,684,961

Sweden - 0.5%

Getinge AB, Class B(1)	101,630	2,249,909

Switzerland - 3.2%

ABB, Ltd.(1)	102,030	1,966,900
ACE, Ltd.	16,077	1,642,426
Credit Suisse Group AG(1)	126,100	3,387,084
Novartis AG(1)	16,020	1,565,861
Roche Holding AG(1)	17,480	4,741,931
Swiss Re AG(1)	18,860	1,614,778

		14,918,980

Taiwan - 0.2%

Taiwan Semiconductor Manufacturing Co., Ltd.(1)	232,914	914,109

Thailand - 0.4%

Bangkok Bank PCL NVDR(1)	448,000	2,050,755

United Kingdom - 9.1%

Aviva PLC(1)	518,300	3,810,351
BAE Systems PLC(1)	362,869	2,497,221
Barclays PLC(1)	483,290	1,931,298
BP PLC(1)	583,955	3,202,276
GlaxoSmithKline PLC(1)	184,956	3,789,018
HSBC Holdings PLC(1)	462,783	3,644,338
Kingfisher PLC(1)	422,280	2,289,130
Lloyds Banking Group PLC(1)	2,108,060	2,478,275
Marks & Spencer Group PLC(1)	383,270	3,038,983

Noble Corp. PLC#		121,350	1,579,977
Rexam PLC(1)		171,124	1,406,987
Royal Dutch Shell PLC, Class B(1)		86,426	2,255,079
Sky PLC(1)		240,080	3,832,774
Standard Chartered PLC(1)		116,360	1,350,243
Tesco PLC(1)		665,310	1,938,526
Vodafone Group PLC ADR		105,379	3,633,468

			42,677,944

United States - 19.9%

Allegheny Technologies, Inc.		104,910	2,025,812
Amgen, Inc.		36,310	5,511,132
Apache Corp.		28,650	1,296,126
Applied Materials, Inc.		131,530	2,115,660
Baker Hughes, Inc.		33,360	1,868,160
Capital One Financial Corp.		42,590	3,311,372
Chesapeake Energy Corp.#		139,120	1,086,527
Chevron Corp.		15,480	1,253,725
Cisco Systems, Inc.		34,970	905,024
Citigroup, Inc.		97,990	5,240,505
Comcast Corp., Special Class A#		78,955	4,519,384
CVS Health Corp.		39,890	4,084,736
General Motors Co.		67,440	1,985,434
Gilead Sciences, Inc.		61,250	6,435,537
Google, Inc., Class A†		6,110	3,958,180
Halliburton Co.		80,200	3,155,870
Isis Pharmaceuticals, Inc.†#		35,590	1,785,906
JPMorgan Chase & Co.		85,450	5,477,345
Knowles Corp.†#		132,970	2,164,752
Macy’s, Inc.		53,260	3,121,569
Merck & Co., Inc.		26,390	1,421,102
Microsoft Corp.		144,224	6,276,628
Morgan Stanley		92,930	3,201,439
News Corp., Class A†		170,003	2,317,141
Pfizer, Inc.		143,479	4,622,893
Stanley Black & Decker, Inc.		31,180	3,165,394
Target Corp.		21,853	1,698,197
Twenty-First Century Fox, Inc., Class A		49,237	1,348,601
United Parcel Service, Inc., Class B		15,990	1,561,424
Voya Financial, Inc.		52,040	2,241,883
Walgreens Boots Alliance, Inc.		42,930	3,715,591

			92,873,049

Total Common Stocks
(cost $266,795,831)			294,716,208

FOREIGN GOVERNMENT OBLIGATIONS - 22.7%
Brazil - 1.7%

Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2015	BRL	1,010,000	275,272
Brazil Letras do Tesouro Nacional Bills zero coupon due 07/01/2016	BRL	300,000	73,972
Brazil Letras do Tesouro Nacional Bills zero coupon due 10/01/2016	BRL	950,000	226,347
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	2,510,000	661,590
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(2)	BRL	1,245,116	340,264
Brazil Notas do Tesouro Nacional Bonds 6.00% due 08/15/2018(2)	BRL	4,464,132	1,194,661
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2045(2)	BRL	12,773,873	3,138,692
Brazil Notas do Tesouro Nacional Senior Notes 10.00% due 01/01/2017	BRL	7,840,000	2,095,456

			8,006,254

Hungary - 1.7%

Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	435,000	540,366
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	17,100,000	64,370
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	456,000	544,644
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	125,800,000	495,534
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	144,490,000	591,526
Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	2,733,667
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	28,510,000	119,993
Republic of Hungary Senior Bonds 6.25% due 01/29/2020		910,000	1,025,770
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	455,652
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	133,100,000	546,326
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	110,610,000	441,639
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	38,950,000	170,319

			7,729,806

Indonesia - 1.6%

Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	63,000,000	4,075
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,180,000,000	293,234

Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	11,863,000,000	824,761
Republic of Indonesia Senior Notes 8.38% due 09/15/2026	IDR	1,582,000,000	109,578
Republic of Indonesia Senior Bonds 8.38% due 03/15/2034	IDR	8,380,000,000	557,738
Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	200,176
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	1,124,000,000	79,498
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,036,157
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	44,962,000,000	3,509,180
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	576,084
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	189,000,000	16,165

			7,206,646

Ireland - 0.6%

Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	1,827,110	2,768,510

Malaysia - 2.0%

Government of Malaysia Senior Notes 3.17% due 07/15/2016	MYR	21,126,000	5,041,991
Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	4,330,000	1,031,127
Government of Malaysia Senior Notes 3.39% due 03/15/2017	MYR	6,440,000	1,535,554
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	4,095,000	980,153
Government of Malaysia Senior Notes 4.26% due 09/15/2016	MYR	2,220,000	535,108
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,562,000	372,326

			9,496,259

Mexico - 3.4%

United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,213,026	133,300
United Mexican States Bonds 3.50% due 12/14/2017(2)	MXN	4,246,046	268,625
United Mexican States Bonds 4.00% due 06/13/2019(2)	MXN	2,837,756	182,446
United Mexican States Bonds 5.00% due 06/16/2016(2)	MXN	4,436,641	275,900
United Mexican States Senior Bonds 6.25% due 06/16/2016	MXN	9,217,000	562,476
United Mexican States Senior Bonds 7.25% due 12/15/2016	MXN	136,906,000	8,526,148
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,216,663
United Mexican States Bonds 8.00% due 12/17/2015	MXN	75,395,000	4,570,085

			15,735,643

Philippines - 0.5%

Republic of the Philippines Senior Notes 1.63% due 04/25/2016	PHP	41,220,000	877,747

Republic of the Philippines Senior Notes 7.00% due 01/27/2016	PHP	66,540,000	1,449,445

			2,317,192
Poland - 2.8%

Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	3,686,094
Government of Poland FRS Bonds 1.79% due 01/25/2017	PLN	1,357,000	359,380
Government of Poland FRS Bonds 1.79% due 01/25/2021	PLN	1,376,000	358,107
Government of Poland Bonds 4.75% due 10/25/2016	PLN	17,245,000	4,718,232
Government of Poland Bonds 4.75% due 04/25/2017	PLN	30,000	8,318
Government of Poland Bonds 5.00% due 04/25/2016	PLN	9,015,000	2,430,453
Government of Poland Bonds 6.25% due 10/24/2015	PLN	5,902,000	1,573,201

			13,133,785

Portugal - 0.6%

Republic of Portugal Obrigacoes Do Tesouro Senior Bonds 3.88% due 02/15/2030*	EUR	2,140,000	2,630,976
Republic of Portugal Obrigacoes Do Tesouro Senior Notes 4.95% due 10/25/2023*	EUR	15,000	20,129

Republic of Portugal Obrigacoes Do Tesouro Senior Notes 5.65% due 02/15/2024*	EUR	37,400	52,256

			2,703,361

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017*		270,000	279,525
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	316,351

			595,876

Singapore - 2.2%

Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	14,740,000	10,451,345

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	774,453
Republic of Slovenia Senior Notes 5.85% due 05/10/2023*		240,000	273,696

			1,048,149

South Korea - 4.2%

Bank of Korea Senior Notes 2.46% due 08/02/2016	KRW	1,376,500,000	1,172,926
Bank of Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	252,851
Bank of Korea Senior Notes 2.79% due 06/02/2016	KRW	7,413,000,000	6,324,901
Bank of Korea Senior Notes 2.80% due 04/02/2016	KRW	2,468,200,000	2,101,825
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	50,785
Bank of Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,164,321
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,298,504
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	4,727,600,000	4,032,532
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,545,600,000	1,329,283

			19,727,928

Ukraine - 1.1%

Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	426,600
Government of Ukraine Senior Notes 7.80% due 11/28/2022#*		1,280,000	915,968
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	546,700
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		4,420,000	3,158,090

			5,047,358

Total Foreign Government Obligations
(cost $123,762,346)			105,978,112

Total Long-Term Investment Securities
(cost $390,558,177)			400,694,320

SHORT-TERM INVESTMENT SECURITIES - 18.5%
Foreign Government Obligations - 4.2%

Bank Negara Malaysia Monetary Notes
2.95% due 11/12/2015	MYR	160,000	37,863
3.00% due 03/01/2016	MYR	170,000	39,849
3.05% due 03/01/2016	MYR	90,000	21,097
3.05% due 05/03/2016	MYR	440,000	102,577
3.20% due 09/22/2015	MYR	60,000	14,261
3.20% due 10/01/2015	MYR	670,000	159,119
3.20% due 11/03/2015	MYR	140,000	33,156
3.21% due 11/12/2015	MYR	190,000	44,963
3.23% due 11/24/2015	MYR	120,000	28,368
3.28% due 10/27/2015	MYR	280,000	66,347
3.28% due 11/03/2015	MYR	570,000	134,994
3.37% due 09/08/2015	MYR	550,000	130,884

			813,478

Bank of Korea
1.48% due 11/10/2015	KRW	1,401,900,000	1,181,799
1.51% due 12/15/2015	KRW	496,200,000	417,664
1.56% due 08/09/2016	KRW	1,285,000,000	1,085,996

			2,685,459

Government of Malaysia
2.80% due 05/27/2016	MYR	40,000	9,304
2.80% due 09/04/2015	MYR	250,000	59,513
2.80% due 12/11/2015	MYR	50,000	11,802
2.82% due 12/11/2015	MYR	180,000	42,487
2.88% due 01/22/2016	MYR	110,000	25,871
2.95% due 09/04/2015	MYR	10,000	2,381
2.95% due 10/23/2015	MYR	80,000	18,963
2.95% due 03/18/2016	MYR	10,000	2,340
2.97% due 04/29/2016	MYR	40,000	9,327
2.99% due 03/18/2016	MYR	40,000	9,361
3.00% due 09/11/2015	MYR	40,000	9,516
3.00% due 10/09/2015	MYR	70,000	16,613
3.04% due 09/25/2015	MYR	70,000	16,633
3.05% due 01/22/2016	MYR	200,000	47,038
3.05% due 08/05/2016	MYR	410,000	94,790
3.25% due 01/22/2016	MYR	30,000	7,056

			382,995

Republic of Indonesia
6.19% due 02/04/2016	IDR	1,150,000,000	79,661
6.28% due 02/04/2016	IDR	460,000,000	31,864
6.44% due 01/07/2016	IDR	2,610,000,000	181,632

			293,157

Republic of Singapore
0.70% due 01/05/2016	SGD	10,000	7,064
0.75% due 10/02/2015	SGD	470,000	332,832
0.75% due 10/27/2015	SGD	10,000	7,077
0.78% due 10/09/2015	SGD	120,000	84,963
0.96% due 11/06/2015	SGD	1,400,000	990,529

			1,422,465

Republic of the Philippines
1.12% due 02/03/2016	PHP	7,890,000	167,641
1.28% due 08/03/2016	PHP	7,890,000	166,790
1.33% due 11/04/2015	PHP	3,460,000	73,844
1.42% due 02/03/2016	PHP	6,430,000	136,620
1.42% due 03/02/2016	PHP	4,870,000	103,396
1.44% due 12/02/2015	PHP	8,560,000	182,527
1.46% due 10/07/2015	PHP	11,090,000	236,931

			1,067,749

United Mexican States
3.05% due 09/17/2015	MXN	9,012,000	538,603
3.08% due 09/17/2015	MXN	685,000	40,939
3.11% due 09/24/2015	MXN	5,608,700	335,003
3.13% due 09/17/2015	MXN	14,635,400	874,686
3.14% due 10/01/2015	MXN	10,208,900	609,402
3.14% due 10/29/2015	MXN	156,500	9,320
3.14% due 11/12/2015	MXN	1,218,400	72,425
3.15% due 10/15/2015	MXN	328,700	19,598
3.19% due 11/26/2015	MXN	7,420,500	440,516
3.20% due 12/10/2015	MXN	11,130,700	659,878
3.21% due 01/07/2016	MXN	9,447,000	558,494
3.21% due 02/04/2016	MXN	1,870,300	110,260
3.22% due 10/01/2015	MXN	352,100	21,018
3.23% due 12/10/2015	MXN	313,000	18,556
3.23% due 03/31/2016	MXN	18,551,200	1,087,662
3.24% due 11/12/2015	MXN	234,800	13,957
3.25% due 01/07/2016	MXN	268,900	15,897
3.26% due 12/10/2015	MXN	484,600	28,729
3.26% due 02/04/2016	MXN	2,807,200	165,493
3.27% due 02/04/2016	MXN	8,891,900	524,203
3.27% due 04/14/2016	MXN	1,095,400	64,132
3.28% due 09/17/2015	MXN	256,400	15,324
3.28% due 01/21/2016	MXN	7,023,500	414,627
3.30% due 09/17/2015	MXN	223,300	13,345
3.32% due 12/24/2015	MXN	4,816,100	285,122
3.34% due 02/04/2016	MXN	231,300	13,636
3.34% due 03/03/2016	MXN	3,442,400	202,395
3.36% due 03/31/2016	MXN	6,325,700	370,877
3.37% due 11/12/2015	MXN	372,200	22,124
3.37% due 04/14/2016	MXN	2,013,100	117,861
3.39% due 01/07/2016	MXN	122,100	7,218
3.40% due 02/18/2016	MXN	5418100	318,985
3.41% due 04/28/2016	MXN	5,565,400	325,375
3.43% due 03/03/2016	MXN	105,600	6,209
3.44% due 04/28/2016	MXN	2,436,800	142,465
3.45% due 01/07/2016	MXN	297,700	17,600
3.47% due 03/03/2016	MXN	4,033,900	237,173
3.47% due 03/31/2016	MXN	3,136,500	183,894
3.47% due 05/26/2016	MXN	7,420,500	432,588
3.48% due 02/04/2016	MXN	3,496,000	206,099
3.48% due 05/26/2016	MXN	7,420,500	432,588
3.49% due 06/23/2016	MXN	16,582,500	963,890
3.50% due 02/18/2016	MXN	8231300	484,608
3.50% due 05/26/2016	MXN	313,000	18,246
3.53% due 02/18/2016	MXN	5445800	320,615
3.55% due 06/23/2016	MXN	4,575,300	265,948
3.57% due 03/03/2016	MXN	558,300	32,825
3.60% due 03/03/2016	MXN	417,000	24,517
3.61% due 03/03/2016	MXN	894,900	52,616
3.63% due 05/26/2016	MXN	3,612,000	210,566
3.63% due 06/23/2016	MXN	3,335,200	193,865
3.64% due 03/31/2016	MXN	186,100	10,911
3.66% due 03/03/2016	MXN	1,332,300	78,332
3.67% due 03/03/2016	MXN	1,283,000	75,434
3.67% due 03/31/2016	MXN	2,426,100	142,243
3.70% due 09/24/2015	MXN	609,200	36,387

			12,885,279

Total Foreign Government Obligations
(cost $20,998,492)			19,550,582

Registered Investment Companies - 5.8%

State Street Navigator Securities Lending Prime Portfolio 0.21%(3)(5) (cost $27,038,145)		27,038,145	27,038,145

Time Deposits - 7.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015 (cost $36,109,000)		36,109,000	36,109,000

U.S. Government Agencies - 0.8%

Federal Agricultural Mtg. Corp. 0.01% due 09/01/2015 (cost $3,500,000)		3,500,000	3,500,000

Total Short-Term Investment Securities
(cost $87,645,637)			86,197,727

TOTAL INVESTMENTS
(cost $478,203,814)(6)		104.3%	486,892,047
Liabilities in excess of other assets		(4.3)	(19,947,201)

NET ASSETS		100.0%	$466,944,846

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $9,394,744 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $165,106,833 representing 35.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Principal amount of security is adjusted for inflation.

(3)	At August 31, 2015, the Fund had loaned securities with a total value of $26,104,171. This was secured by collateral of $27,038,145, which was received in cash and subsequently invested in short-term investments currently valued at $27,038,145 as reported in the portfolio of investments.

(4)	Denominated in United States Dollar unless otherwise indicated.

(5)	The rate shown is the 7-day yield as of August 31, 2015.

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

BRL - Brazilian Real

CVA - Certification Van Aandelen (Dutch Cert.)

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NVDR - Non-Voting Depositary Receipt

PHP - Philippine Peso

PJSC - Public Joint Stock Company

PLN - Polish Zloty

SGD - Singapore Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	214,699	USD	245,150	02/26/2016	$3,453	$—
	EUR	3,325,400	USD	3,672,641	03/29/2016	—	(73,702)
	EUR	934,000	USD	1,035,587	03/30/2016	—	(16,669)

						3,453	(90,371)

Barclays Bank Investments, Inc.	CLP	200,300,000	USD	288,617	09/03/2015	—	(444)
	EUR	54,521	USD	70,952	09/21/2015	9,754	—
	EUR	131,194	USD	169,159	09/24/2015	21,893	—
	EUR	391,113	USD	496,702	10/27/2015	57,443	—
	EUR	1,007,000	USD	1,256,927	11/13/2015	125,633	—
	EUR	2,317,000	USD	2,730,218	01/19/2016	123,845	—
	EUR	181,000	USD	211,245	01/21/2016	7,632	—
	EUR	664,629	USD	754,600	01/27/2016	6,845	—
	EUR	453,000	USD	497,593	02/08/2016	—	(12,186)
	EUR	1,629,000	USD	1,851,407	02/11/2016	18,115	—
	EUR	1,014,686	USD	1,157,889	02/26/2016	15,608	—
	EUR	709,208	USD	790,086	03/09/2016	—	(8,516)
	EUR	130,161	USD	139,290	03/16/2016	—	(7,301)
	EUR	72,605	USD	78,008	03/23/2016	—	(3,776)
	EUR	188,102	USD	205,402	04/01/2016	—	(6,526)
	EUR	453,864	USD	510,403	05/05/2016	—	(1,364)
	EUR	214,240	USD	249,541	05/26/2016	7,848	—
	JPY	39,800,000	USD	369,627	10/13/2015	41,123	—
	JPY	557,000,000	USD	4,938,381	11/06/2015	339,470	—
	JPY	24,850,000	USD	210,162	12/22/2015	4,808	—
	JPY	39,140,000	USD	333,126	01/15/2016	9,488	—
	JPY	116,230,000	USD	996,177	02/09/2016	34,501	—
	JPY	22,560,000	USD	191,151	02/25/2016	4,417	—
	JPY	45,070,000	USD	379,713	02/26/2016	6,649	—
	JPY	40,123,600	USD	336,421	03/09/2016	4,202	—
	USD	320,685	CLP	200,300,000	09/03/2015	—	(31,626)
	USD	113,282	CLP	77,400,000	11/05/2015	—	(2,196)
	USD	49,808	CLP	35,010,000	11/19/2015	372	—
	USD	286,388	CLP	200,300,000	12/02/2015	340	—

						839,986	(73,935)

Citibank N.A.	AUD	638,000	USD	509,051	11/19/2015	56,817	—
	EUR	157,344	USD	202,927	09/28/2015	26,296	—
	EUR	735,500	USD	935,482	10/15/2015	109,605	—
	EUR	1,203,000	USD	1,429,405	01/13/2016	76,323	—
	EUR	375,660	USD	445,326	01/15/2016	22,783	—
	EUR	795,744	USD	873,170	03/10/2016	—	(22,897)
	EUR	89,576	USD	95,981	03/16/2016	—	(4,903)
	EUR	419,900	USD	465,997	04/08/2016	—	(7,168)
	EUR	134,537	USD	148,560	07/28/2016	—	(3,487)
	EUR	685,000	USD	757,713	08/05/2016	—	(16,622)
	EUR	124,811	USD	137,086	08/10/2016	—	(4,023)
	JPY	161,237,200	USD	1,410,662	11/12/2015	79,282	—
	JPY	38,770,000	USD	328,337	12/22/2015	7,951	—
	JPY	90,060,000	USD	757,513	02/16/2016	12,234	—
	JPY	32,100,000	USD	260,561	06/08/2016	—	(5,831)
	JPY	79,600,000	USD	641,547	06/10/2016	—	(19,080)
	JPY	72,889,000	USD	592,603	07/25/2016	—	(13,191)
	JPY	80,345,200	USD	653,399	08/08/2016	—	(14,662)
	USD	141,912	INR	9,291,000	09/11/2015	—	(2,375)
	USD	506,787	CLP	327,410,000	10/08/2015	—	(35,782)
	USD	1,350,225	JPY	161,237,200	11/12/2015	—	(18,846)

						391,291	(168,867)

Deutsche Bank AG	EUR	630,927	USD	687,048	10/08/2015	—	(21,326)
	EUR	3,623,141	MYR	14,333,653	10/15/2015	—	(666,547)
	EUR	746,000	USD	932,425	11/18/2015	94,272	—
	EUR	137,755	USD	172,201	11/19/2015	17,426	—
	EUR	122,735	USD	153,005	11/30/2015	15,079	—
	EUR	2,501,000	USD	2,955,932	01/19/2016	142,580	—
	EUR	401,422	MYR	1,683,000	01/22/2016	—	(54,674)
	EUR	133,000	USD	144,810	01/22/2016	—	(4,809)

	EUR	316,000	USD	348,485	01/27/2016	—	(7,038)
	EUR	1,083,000	USD	1,235,649	01/29/2016	17,148	—
	EUR	1,190,000	USD	1,352,197	02/03/2016	13,174	—
	EUR	234,000	USD	257,891	03/29/2016	—	(5,729)
	EUR	36,531	USD	40,096	03/31/2016	—	(1,061)
	EUR	133,071	USD	144,093	04/13/2016	—	(5,876)
	EUR	6,500,000	USD	7,131,345	04/29/2016	—	(196,862)
	EUR	344,183	MYR	1,491,000	07/20/2016	—	(40,146)
	EUR	120,000	USD	132,329	07/25/2016	—	(3,278)
	EUR	501,100	MYR	2,164,000	07/27/2016	—	(60,291)
	EUR	80,784	USD	91,367	08/31/2016	—	(21)
	JPY	39,300,000	USD	365,208	10/13/2015	40,830	—
	JPY	762,755,000	USD	6,650,290	11/16/2015	351,655	—
	JPY	686,286,000	USD	5,917,279	11/18/2015	249,945	—
	JPY	43,140,000	USD	369,286	12/21/2015	12,797	—
	JPY	58,120,000	USD	470,379	01/22/2016	—	(10,284)
	JPY	23,100,000	USD	187,582	06/13/2016	—	(4,151)
	JPY	43,210,000	USD	353,601	06/22/2016	—	(5,150)
	MYR	1,259,000	USD	345,746	10/26/2015	47,175	—
	MYR	810,160	USD	222,126	11/19/2015	30,340	—
	USD	598,184	CLP	362,260,000	09/08/2015	—	(75,635)
	USD	310,251	CLP	189,160,000	09/09/2015	—	(37,419)
	USD	100,447	CLP	64,045,000	09/17/2015	—	(8,141)
	USD	98,820	CLP	63,250,000	09/21/2015	—	(7,693)
	USD	197,897	INR	13,258,000	09/28/2015	599	—
	USD	269,534	INR	17,617,391	09/30/2015	—	(5,865)
	USD	213,824	CLP	150,532,000	10/01/2015	2,855	—
	USD	40,860	CLP	26,075,000	10/07/2015	—	(3,346)
	USD	84,549	INR	5,431,000	10/09/2015	—	(3,399)
	USD	1,020,269	INR	65,614,000	10/20/2015	—	(41,807)
	USD	165,102	INR	10,622,000	10/23/2015	—	(6,788)
	USD	38,780	CLP	26,660,000	10/26/2015	—	(484)
	USD	377,817	MYR	1,259,000	10/26/2015	—	(79,246)
	USD	247,405	INR	15,966,000	10/27/2015	—	(9,613)
	USD	313,098	INR	20,324,759	10/30/2015	—	(10,551)
	USD	602,792	INR	39,235,750	11/06/2015	—	(19,474)
	USD	82,135	INR	5,308,000	11/10/2015	—	(3,278)
	USD	487,863	INR	31,543,000	11/16/2015	—	(19,747)
	USD	237,055	MYR	810,160	11/19/2015	—	(45,270)
	USD	226,898	CLP	156,410,000	11/30/2015	—	(2,956)

						1,035,875	(1,467,955)

Goldman Sachs International	EUR	316,000	USD	347,440	01/27/2016	—	(8,082)
	EUR	849,000	USD	975,442	02/17/2016	19,853	—
	JPY	11,563,000	USD	97,648	01/08/2016	2,054	—
	JPY	45,170,000	USD	383,027	02/17/2016	9,220	—

						31,127	(8,082)

HSBC Bank PLC	EUR	1,719,516	KRW	2,228,406,400	09/30/2015	—	(47,965)
	EUR	1,342,233	MYR	5,686,371	10/15/2015	—	(157,621)
	EUR	372,921	USD	459,395	12/09/2015	40,243	—
	EUR	235,000	USD	266,899	02/10/2016	2,433	—
	EUR	1,058,658	USD	1,200,137	06/06/2016	5,483	—
	EUR	686,000	USD	757,275	08/05/2016	—	(18,190)
	JPY	78,700,000	USD	730,411	10/09/2015	80,866	—
	JPY	48,100,000	USD	384,170	12/09/2015	—	(13,187)
	JPY	43,210,000	USD	369,474	12/21/2015	12,406	—
	JPY	67,990,000	USD	577,170	02/12/2016	14,584	—
	JPY	69,900,000	USD	563,869	06/10/2016	—	(16,255)
	MYR	1,680,000	USD	461,424	10/23/2015	62,931	—
	MYR	840,371	USD	230,751	10/26/2015	31,457	—
	MYR	483,000	USD	132,405	11/20/2015	18,075	—
	SGD	1,053,000	USD	793,878	09/16/2015	48,107	—
	SGD	867,000	USD	653,600	09/21/2015	39,727	—
	USD	755,380	SGD	1,053,000	09/16/2015	—	(9,608)
	USD	687,005	SGD	867,000	09/21/2015	—	(73,131)
	USD	162,499	INR	10,553,250	10/05/2015	—	(4,700)
	USD	502,437	MYR	1,680,000	10/23/2015	—	(103,944)
	USD	252,212	MYR	840,371	10/26/2015	—	(52,919)
	USD	601,935	INR	39,026,000	10/30/2015	—	(21,008)
	USD	162,640	INR	10,553,250	11/05/2015	—	(5,716)
	USD	831,967	INR	53,896,000	11/13/2015	—	(31,693)
	USD	140,944	MYR	483,000	11/20/2015	—	(26,614)
	USD	933,638	MXN	14,850,450	03/11/2016	—	(57,916)

						356,312	(640,467)

JPMorgan Chase & Co.	AUD	2,775,000	USD	2,232,210	11/18/2015	265,110	—
	AUD	2,032,000	USD	1,619,504	11/19/2015	179,161	—
	AUD	5,929,000	USD	4,495,961	06/22/2016	331,268	—
	CLP	79,240,000	USD	115,007	09/02/2015	642	—
	EUR	1,070,000	USD	1,392,177	09/08/2015	191,375	—
	EUR	2,598,945	MYR	11,097,756	01/14/2016	—	(304,868)
	EUR	2,711,072	USD	3,207,394	01/15/2016	157,978	—
	EUR	2,541,126	MYR	11,153,000	01/19/2016	—	(227,802)
	EUR	2,153,000	USD	2,544,092	01/19/2016	122,202	—
	EUR	375,660	USD	438,132	01/22/2016	15,530	—
	EUR	2,174,000	USD	2,544,947	01/25/2016	99,141	—
	EUR	491,952	MYR	2,164,000	07/29/2016	—	(50,026)
	EUR	686,000	USD	765,089	07/29/2016	—	(10,220)
	JPY	158,200,000	USD	1,460,420	10/07/2015	154,763	—
	JPY	52,770,000	USD	499,257	10/19/2015	63,665	—
	JPY	99,670,000	USD	942,729	10/20/2015	119,987	—
	JPY	56,320,000	USD	494,851	11/12/2015	29,801	—
	JPY	25,450,000	USD	215,795	01/15/2016	5,356	—
	JPY	52,770,000	USD	454,176	01/20/2016	17,781	—
	JPY	116,200,000	USD	996,100	02/08/2016	34,696	—
	JPY	116,480,000	USD	997,987	02/09/2016	34,242	—
	JPY	67,952,000	USD	576,859	02/12/2016	14,588	—
	JPY	45,100,000	USD	380,599	02/16/2016	7,380	—
	JPY	45,120,000	USD	381,925	02/17/2016	8,531	—
	JPY	64,760,000	USD	525,366	06/13/2016	—	(12,151)
	JPY	27,300,000	USD	222,480	06/16/2016	—	(4,135)
	JPY	112,000,000	USD	910,421	07/25/2016	—	(20,432)
	MYR	916,000	USD	251,503	10/20/2015	34,184	—
	MYR	833,000	USD	228,564	10/30/2015	31,073	—
	MYR	389,000	USD	106,206	01/11/2016	14,411	—
	USD	127,693	CLP	79,240,000	09/02/2015	—	(13,328)
	USD	1,272,551	EUR	1,070,000	09/08/2015	—	(71,749)
	USD	124,996	INR	8,121,000	09/10/2015	—	(3,008)
	USD	184,575	CLP	118,700,000	09/22/2015	—	(13,574)
	USD	1,326,986	JPY	158,200,000	10/07/2015	—	(21,329)
	USD	302,930	INR	19,581,000	10/19/2015	—	(10,878)
	USD	273,702	MYR	916,000	10/20/2015	—	(56,384)
	USD	144,573	CLP	96,770,000	10/29/2015	—	(5,600)
	USD	250,987	INR	16,267,000	10/29/2015	—	(8,799)
	USD	249,439	MYR	833,000	10/30/2015	—	(51,948)
	USD	125,702	INR	8,121,000	11/10/2015	—	(5,053)
	USD	78,935	INR	5,104,000	11/23/2015	—	(3,283)
	USD	45,490	CLP	32,200,000	11/27/2015	627	—
	USD	114,088	CLP	79,240,000	12/01/2015	—	(647)
	USD	105,235	MYR	389,000	01/11/2016	—	(13,440)

						1,933,492	(908,654)

Morgan Stanley And Co., Inc.	CLP	250,640,000	USD	359,727	09/03/2015	—	(1,981)
	EUR	138,000	USD	172,686	11/16/2015	17,645	—
	EUR	43,000	USD	54,083	11/23/2015	5,767	—
	EUR	75,000	USD	93,500	11/25/2015	9,225	—
	USD	401,323	CLP	250,640,000	09/03/2015	—	(39,615)
	USD	198,157	CLP	130,090,000	10/23/2015	—	(11,241)
	USD	153,102	CLP	105,590,000	11/09/2015	—	(1,613)
	USD	216,137	CLP	149,380,000	11/17/2015	—	(1,990)
	USD	357,012	CLP	250,640,000	12/02/2015	1,778	—

						34,415	(56,440)

Standard Chartered Bank	EUR	195,111	USD	241,025	12/09/2015	21,726	—
	EUR	3,447,257	USD	4,094,480	01/13/2016	217,157	—
	EUR	1,210,000	USD	1,376,405	02/16/2016	14,523	—
	EUR	686,000	USD	755,492	04/29/2016	—	(17,916)
	EUR	1,333,312	USD	1,553,122	08/26/2016	45,010	—
	JPY	116,210,000	USD	996,015	02/08/2016	34,529	—

						332,945	(17,916)

UBS AG	EUR	974,000	USD	1,214,481	11/18/2015	120,162	—

Net Unrealized Appreciation/(Depreciation)						$5,079,058	$(3,432,687)

Currency Legend

AUD - Australian Dollar

CLP - Chilean Peso

EUR - Euro Dollar

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Sovereign	22.4%
Diversified Banking Institutions	7.8
Time Deposits	7.7
Registered Investment Companies	5.8
Medical-Drugs	5.2
Foreign Government Obligations	4.5
Oil Companies-Integrated	3.3
Medical-Biomedical/Gene	3.0
Medical-Generic Drugs	2.5
Oil-Field Services	2.3
Auto-Cars/Light Trucks	2.1
Banks-Commercial	2.1
Cable/Satellite TV	1.8
Telecom Services	1.7
Retail-Drug Store	1.7
Insurance-Multi-line	1.7
Applications Software	1.3
Telephone-Integrated	1.3
Insurance-Life/Health	1.3
Building Products-Cement	1.3
Medical Instruments	1.2
Electronic Components-Semiconductors	1.2
Web Portals/ISP	0.8
Diversified Manufacturing Operations	0.8
Cellular Telecom	0.8
Food-Retail	0.8
U.S. Government Agencies	0.8
Beverages-Non-alcoholic	0.8
Oil Companies-Exploration & Production	0.7
Banks-Super Regional	0.7
Tools-Hand Held	0.7
Building & Construction Products-Misc.	0.7
Retail-Regional Department Stores	0.7
Retail-Major Department Stores	0.7
Chemicals-Diversified	0.7
Rubber-Tires	0.6
Photo Equipment & Supplies	0.6
Diversified Financial Services	0.5
Aerospace/Defense	0.5
Publishing-Newspapers	0.5
Retail-Building Products	0.5
Import/Export	0.5
Apparel Manufacturers	0.5
Medical-Wholesale Drug Distribution	0.4
Electronic Components-Misc.	0.4
Semiconductor Equipment	0.4
Steel-Specialty	0.4
Machinery-Electrical	0.4
Miscellaneous Manufacturing	0.4
Airlines	0.4
Retail-Discount	0.4
Steel-Producers	0.4
Insurance-Reinsurance	0.4
Diagnostic Kits	0.3
Oil & Gas Drilling	0.3
Transport-Services	0.3
Finance-Other Services	0.3
Containers-Metal/Glass	0.3
Metal-Diversified	0.3
Multimedia	0.3
Diversified Operations	0.3
Auto/Truck Parts & Equipment-Original	0.2
Semiconductor Components-Integrated Circuits	0.2
Networking Products	0.2
Auto/Truck Parts & Equipment-Replacement	0.2

104.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$2,161,266	$—	$—	$2,161,266
Germany	2,354,575	10,143,170	—	12,497,745
Ireland	9,920,678	4,192,969	—	14,113,647
Israel	5,292,634	—	—	5,292,634
Japan	3,684,341	16,650,654	—	20,334,995
South Korea	2,782,000	8,124,767	—	10,906,767
Spain	3,684,961	—	—	3,684,961
Switzerland	1,642,426	13,276,554	—	14,918,980
United Kingdom	5,213,445	37,464,499	—	42,677,944
United States	92,873,049	—	—	92,873,049
Other Countries	—	75,254,220	—	75,254,220
Foreign Government Obligations	—	105,978,112	—	105,978,112
Short-Term Investment Securities:
Registered Investment Companies	27,038,145	—	—	27,038,145
Other Short-Term Investments Securities	—	59,159,582	—	59,159,582

Total Investments at Value	$156,647,520	$330,244,527	$—	$486,892,047

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$5,079,058	$—	$5,079,058

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$3,432,687	$—	$3,432,687

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 1.6%
Diversified Financial Services - 1.6%

A10 Securitization LLC Series 2015-1, Class A1 2.10% due 04/15/2034*(1)	$510,000	$507,375
Barclays Commercial Mtg. Securities Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	494,195	488,975
Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 2.04% due 08/15/2045(1)(2)	953,667	86,046
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	255,061	266,095
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	455,000	451,185
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	223,271
Wells Fargo Resecuritization Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	68,056	68,056
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	335,988

Total Asset Backed Securities
(cost $2,417,520)		2,426,991

U.S. CORPORATE BONDS & NOTES - 4.3%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020	200,000	216,568

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	200,000	221,038
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	171,000	165,804

		386,842

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	241,578

Computers - 0.2%

Apple, Inc. Senior Notes 2.40% due 05/03/2023	227,000	216,712
Apple, Inc. Senior Notes 2.85% due 05/06/2021	151,000	153,687

		370,399

Cosmetics & Toiletries - 0.1%

Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	176,000	176,874

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	173,580
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	217,979
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	203,698

		595,257

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	246,337

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	101,679

Insurance-Reinsurance - 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,252,183

Medical Instruments - 0.2%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	250,000	250,465

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	143,820

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	185,000	168,258

Multimedia - 0.3%

Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	483,912

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	219,534

Oil Companies-Exploration & Production - 0.3%

CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	402,000	385,803
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	116,000	109,588

		495,391

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	192,398
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	119,819

Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	125,611
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	165,816

		603,644

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	325,000	317,875

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	110,000	111,570

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	85,765
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,737

		107,502

Total U.S. Corporate Bonds & Notes
(cost $6,488,933)		6,489,688

FOREIGN CORPORATE BONDS & NOTES - 7.2%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	254,217

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	123,109

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018	200,000	224,301

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	250,000	252,072

Sovereign Agency - 6.6%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,018,360

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	60,000	59,989

Total Foreign Corporate Bonds & Notes
(cost $10,919,879)		10,932,048

U.S. GOVERNMENT AGENCIES - 56.4%
Federal Farm Credit Bank - 3.1%

3.35% due 10/21/2025	1,500,000	1,590,016
4.88% due 12/16/2015	2,000,000	2,027,462
4.88% due 01/17/2017	1,000,000	1,058,801

		4,676,279

Federal Home Loan Bank - 1.7%

4.75% due 09/11/2015	1,000,000	1,001,300
Federal Home Loan Bank STRIPS Series 264, Class 30 3.00% due 07/15/2042(3)	1,594,179	1,604,586

		2,605,886

Federal Home Loan Mtg. Corp. - 17.3%

2.33% due 12/01/2035 FRS	20,978	22,487
3.00% due 11/01/2042	1,638,499	1,647,577
3.50% due 06/01/2033	2,444,122	2,568,157
4.50% due 09/01/2019	65,009	67,647
4.50% due 09/01/2039	1,122,527	1,218,029
4.50% due 11/01/2039	494,929	538,841
4.50% due 02/01/2040	718,845	780,372
4.50% due 04/01/2040	59,173	64,188
4.50% due 06/01/2040	187,456	203,519
4.50% due 08/01/2040	762,756	831,816
4.50% due 03/01/2041	2,212,706	2,401,588
4.50% due 04/01/2041	299,787	325,558
4.50% due 06/01/2041	546,617	593,609
4.75% due 11/17/2015	3,000,000	3,029,043
5.00% due 12/14/2018#	1,000,000	1,114,968
5.00% due 10/01/2034	25,452	27,889
5.50% due 12/01/2036	28,239	31,413
6.00% due 11/01/2033	81,399	92,343
6.50% due 02/01/2032	49,110	56,948
8.00% due 02/01/2030	3,468	3,610
8.00% due 08/01/2030	326	386
8.00% due 06/01/2031	2,648	3,094
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(3)	2,259,280	2,244,091
Series 4186, Class JE 2.00% due 03/15/2033(3)	576,118	573,529
Series 3981, Class PA 3.00% due 04/15/2031(3)	516,647	527,662
Series 4150, Class IG 3.00% due 01/15/2033(2)(3)	7,319,222	838,284
Series 4365, Class HZ 3.00% due 01/15/2040(3)	723,094	694,259
Series 4057, Class WY 3.50% due 06/15/2027(3)	1,000,000	1,059,106
Series 3813, Class D 4.00% due 02/15/2026(3)	1,000,000	1,099,061
Series 3917, Class B 4.50% due 08/15/2026(3)	465,000	520,826
Series 3927, Class AY 4.50% due 09/15/2026(3)	1,494,968	1,655,895
Series 3786, Class PB 4.50% due 07/15/2040(3)	1,000,000	1,090,549
Series 4039, Class SA

6.30% due 05/15/2042 FRS(2)(3)(4)	1,009,622	194,833

		26,121,177

Federal National Mtg. Assoc. - 28.2%

zero coupon due 10/09/2019	4,250,000	3,912,342
1.87% due 01/01/2036 FRS	17,815	18,737
1.95% due 02/01/2035 FRS	6,822	7,210
2.33% due 11/01/2034 FRS	25,330	27,055
2.81% due 04/01/2025	800,000	798,963
4.00% due 09/01/2040	201,614	215,476
4.00% due 10/01/2040	193,030	205,364
4.00% due 12/01/2040	237,541	253,923
4.00% due 01/01/2041	532,207	568,850
4.00% due 02/01/2041	2,402,838	2,568,477
4.00% due 03/01/2041	3,162,752	3,380,232
4.00% due 06/01/2042	1,809,610	1,950,670
5.00% due 02/01/2019	73,399	76,405
5.00% due 12/01/2036	53,019	58,468
5.50% due 12/01/2033	49,599	55,473
5.50% due 10/01/2034	64,459	72,040
6.00% due 06/01/2035	5,499	6,206
6.00% due 08/25/2037(2)(3)	438,696	89,731
6.50% due 02/01/2017	4,111	4,198
6.50% due 07/01/2032	10,521	12,260
7.00% due 09/01/2031	22,945	26,007
11.50% due 09/01/2019	2	2
Federal National Mtg. Assoc.
Series 2014-M13, Class A2
3.02% due 08/25/2024 FRS(1)	1,273,000	1,295,255
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/2032(3)(5)	503,857	461,744
Series 2013-15, Class DC
2.00% due 03/25/2033(3)	1,549,410	1,541,434
Series 2011-126, Class EC
2.00% due 04/25/2040(3)	852,628	842,227
Series 2012-38, Class PA
2.00% due 09/25/2041(3)	3,523,697	3,411,883
Series 2013-23, Class KJ
2.25% due 05/25/2042(3)	2,418,982	2,413,012
Series 2012-93, Class ME
2.50% due 01/25/2042(3)	3,660,115	3,722,213
Series 2013-73, Class TD
2.50% due 09/25/2042(3)	1,162,947	1,167,053
Series 2013-100, Class DE
3.00% due 11/25/2030(3)	4,788,790	4,919,495
Series 2011-145, Class PB
3.50% due 01/25/2032(3)	2,500,000	2,603,197
Series 2012-50, Class VB
4.00% due 01/25/2029(3)	1,355,000	1,441,441
Series 2012-47, Class VB
4.00% due 04/25/2031(3)	2,000,000	2,144,490
Series 2004-90, Class GC
4.35% due 11/25/2034(3)	982,290	1,027,363
Series 2010-117, Class DY
4.50% due 10/25/2025(3)	974,930	1,072,786
Series 2010-134, Class MB
4.50% due 12/25/2040(3)	250,000	283,551
Series 2007-116, Class PB
5.50% due 08/25/2035(3)	140,877	159,046

		42,814,279

Government National Mtg. Assoc. - 4.9%
4.50% due 03/15/2038	67,978	73,741
4.50% due 03/15/2039	14,452	15,731
4.50% due 05/15/2039	394,044	428,633
4.50% due 06/15/2039	386,562	419,964
4.50% due 07/15/2039	510,129	553,936
4.50% due 09/15/2039	8,851	9,628
4.50% due 12/15/2039	190,333	206,664
4.50% due 04/15/2040	204,909	223,129
4.50% due 06/15/2040	673,453	732,546
4.50% due 08/15/2040	90,634	98,654
5.00% due 09/15/2035	2,892	3,203
5.00% due 02/15/2036	141,306	155,984
5.00% due 05/15/2036	6,792	7,476
6.00% due 01/15/2032	21,227	24,556
6.50% due 08/15/2031	62,116	70,983
7.50% due 02/15/2029	6,026	6,302
7.50% due 07/15/2030	414	472
7.50% due 01/15/2031	5,929	6,779
7.50% due 02/15/2031	1,426	1,431
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP
4.00% due 04/20/2044(3)	432,000	471,378
Series 2004-18, Class Z
4.50% due 03/16/2034(3)	589,605	643,846
Series 2008-6, Class GL
4.50% due 02/20/2038(3)	1,000,000	1,098,108
Series 2005-21, Class Z
5.00% due 03/20/2035(3)	1,015,341	1,128,357
Series 2009-91, Class PR
5.00% due 09/20/2038(3)	1,000,000	1,073,000

		7,454,501

Resolution Funding Corp. - 1.2%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,823,334

Total U.S. Government Agencies
(cost $83,902,430)		85,495,456

U.S. GOVERNMENT TREASURIES - 28.1%
United States Treasury Bonds - 9.3%
zero coupon due 08/15/2024 STRIPS	2,040,000	1,660,070
2.00% due 01/15/2026 TIPS(6)	2,380,376	2,692,893
3.13% due 02/15/2043	1,000,000	1,034,219
3.75% due 08/15/2041	5,000,000	5,800,130
3.88% due 08/15/2040	2,500,000	2,943,978

		14,131,290

United States Treasury Notes - 18.8%
0.63% due 10/15/2016	5,000,000	5,008,530
0.63% due 05/31/2017	4,000,000	3,995,572
1.75% due 05/15/2023	8,000,000	7,827,608
2.00% due 02/15/2022	5,000,000	5,041,405
2.50% due 08/15/2023	3,000,000	3,097,071

2.63% due 08/15/2020	3,250,000	3,410,004

		28,380,190

Total U.S. Government Treasuries
(cost $41,091,547)		42,511,480

Total Long-Term Investment Securities
(cost $144,820,309)		147,855,663

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Prime Portfolio 0.21%(7)(8) (cost $16,047)	16,047	16,047

REPURCHASE AGREEMENTS - 2.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $3,681,000 collateralized by $3,715,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $3,792,328 (cost $3,681,000)	$3,681,000	3,681,000

TOTAL INVESTMENTS
(cost $148,517,356)(9)	100.0%	151,552,710
Other assets less liabilities	0.0	27,597

NET ASSETS	100.0%	$151,580,307

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $12,863,987 representing 8.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2015.
(5)	Principal Only
(6)	Principal amount of security is adjusted for inflation.
(7)	At August 31, 2015, the Fund had loaned securities with a total value of $15,763. This was secured by collateral of $ 16,047, which was received in cash and subsequently invested in short-term investments currently valued at $16,047 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of August 31, 2015.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

IO - Interest only

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$2,426,991	$—	$2,426,991
U.S. Corporate Bonds & Notes	—	6,489,688	—	6,489,688
Foreign Corporate Bonds & Notes	—	10,932,048	—	10,932,048
U.S. Government Agencies	—	85,495,456	—	85,495,456
U.S. Government Treasuries	—	42,511,480	—	42,511,480
Short-Term Investment Securities	16,047	—	—	16,047
Repurchase Agreements	—	3,681,000	—	3,681,000

Total Investments at Value	$16,047	$151,536,663	$—	$151,552,710

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Aerospace/Defense - 3.2%

Boeing Co.	106,458	$13,911,932
Lockheed Martin Corp.	74,267	14,941,035
Spirit AeroSystems Holdings, Inc., Class A†	33,038	1,688,572

		30,541,539
Aerospace/Defense-Equipment - 0.1%

Astronics Corp.†	20,636	1,066,056
Kaman Corp.	4,346	168,755

		1,234,811

Agricultural Chemicals - 0.1%

Monsanto Co.	8,675	847,114

Airlines - 1.1%

Alaska Air Group, Inc.	50,826	3,804,835
Delta Air Lines, Inc.	95,685	4,189,089
United Continental Holdings, Inc.†	37,063	2,111,479

		10,105,403

Apparel Manufacturers - 0.4%

Carter’s, Inc.	40,509	3,982,440

Appliances - 0.1%

Electrolux AB, Series B(1)	21,237	597,955

Applications Software - 1.3%

Intuit, Inc.	106,106	9,098,589
Microsoft Corp.	68,015	2,960,013

		12,058,602

Athletic Footwear - 0.1%

NIKE, Inc., Class B	11,220	1,253,835

Audio/Video Products - 0.4%

Harman International Industries, Inc.	34,185	3,341,242

Auto-Cars/Light Trucks - 0.1%

Maruti Suzuki India, Ltd.(1)	12,500	782,661
Peugeot SA†(1)	36,360	625,694

		1,408,355

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	31,896	1,880,907

Auto/Truck Parts & Equipment-Original - 0.3%

WABCO Holdings, Inc.†	23,953	2,762,260

Banks-Commercial - 0.7%

Credicorp, Ltd.	4,677	514,376
Erste Group Bank AG†(1)	32,420	961,392
Hang Seng Bank, Ltd.(1)	22,700	402,967
HDFC Bank, Ltd.(1)	32,590	501,558
Intesa Sanpaolo SpA(1)	657,050	2,396,288
Skandinaviska Enskilda Banken AB, Class A(1)	95,470	1,110,204
Zions Bancorporation	42,380	1,229,020

		7,115,805

Beverages-Non-alcoholic - 3.0%

Coca-Cola Co.	39,123	1,538,316
PepsiCo, Inc.	287,062	26,676,672

		28,214,988

Broadcast Services/Program - 0.2%

Scripps Networks Interactive, Inc., Class A#	30,788	1,634,535

Building & Construction Products-Misc. - 0.2%

Fortune Brands Home & Security, Inc.	28,040	1,341,714
Owens Corning	19,751	874,772

		2,216,486

Building Products-Cement - 0.0%

Continental Building Products, Inc.†	10,766	215,212

Building-Heavy Construction - 1.1%

SBA Communications Corp., Class A†	86,845	10,265,079

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	329,686	18,571,212
Liberty Global PLC, Class A†	23,037	1,108,541
Liberty Global PLC, Class C†	25,307	1,135,525

		20,815,278

Casino Hotels - 0.6%

Las Vegas Sands Corp.#	122,662	5,670,664

Chemicals-Diversified - 1.3%

Dow Chemical Co.	139,744	6,115,197
LyondellBasell Industries NV, Class A	16,039	1,369,410
PPG Industries, Inc.	44,178	4,209,722
Symrise AG(1)	9,290	560,766

		12,255,095

Chemicals-Specialty - 0.0%

Minerals Technologies, Inc.	4,547	244,583

Coatings/Paint - 0.7%

Sherwin-Williams Co.	26,312	6,730,873

Commercial Services - 0.1%

RPX Corp.†	16,121	221,986
Wirecard AG(1)	19,470	808,477

		1,030,463

Commercial Services-Finance - 0.4%

MasterCard, Inc., Class A	15,860	1,464,988
PayPal Holdings, Inc.†	24,243	848,505
Total System Services, Inc.	33,157	1,519,585

		3,833,078

Computer Aided Design - 0.1%

Autodesk, Inc.†	18,150	848,512

Computer Services - 1.1%

Accenture PLC, Class A	28,820	2,716,861
Cognizant Technology Solutions Corp., Class A†	68,687	4,323,160
International Business Machines Corp.	20,214	2,989,449
Teradata Corp.†	14,430	421,789

		10,451,259

Computers - 4.9%

Apple, Inc.	413,422	46,617,465

Computers-Integrated Systems - 0.0%

Jack Henry & Associates, Inc.	737	50,087

Computers-Memory Devices - 0.8%

EMC Corp.#	308,060	7,661,452

Consulting Services - 0.0%

CEB, Inc.	3,838	274,878

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	12,620	159,643
Helen of Troy, Ltd.†	6,316	537,744

		697,387

Containers-Paper/Plastic - 0.1%

Berry Plastics Group, Inc.†	33,931	1,004,358

Cosmetics & Toiletries - 0.8%

Colgate-Palmolive Co.	16,533	1,038,438
Estee Lauder Cos., Inc., Class A	68,252	5,444,462
Unicharm Corp.(1)	35,000	706,191

		7,189,091

Data Processing/Management - 0.7%

CSG Systems International, Inc.	7,144	220,821
Fiserv, Inc.†	74,961	6,391,924

		6,612,745

Dental Supplies & Equipment - 0.4%

DENTSPLY International, Inc.	73,971	3,876,820

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA(1)	18,375	1,407,814

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	30,946	5,997,025

Distribution/Wholesale - 0.1%

HD Supply Holdings, Inc.†	15,830	522,390

Diversified Banking Institutions - 0.2%

Royal Bank of Scotland Group PLC†(1)	280,857	1,435,612

Diversified Manufacturing Operations - 2.2%

3M Co.	102,736	14,602,895
Ingersoll-Rand PLC	19,570	1,082,025
Parker-Hannifin Corp.#	32,431	3,491,522
Textron, Inc.	39,985	1,551,418

		20,727,860

E-Commerce/Products - 3.2%

Amazon.com, Inc.†	54,472	27,938,144
eBay, Inc.†	81,646	2,213,423

		30,151,567

E-Commerce/Services - 1.3%

Expedia, Inc.	101,811	11,707,247
IAC/InterActiveCorp	13,023	909,005

		12,616,252

Electric Products-Misc. - 0.2%

Emerson Electric Co.	5,423	258,786
Nidec Corp.#(1)	16,000	1,255,807

		1,514,593

Electronic Components-Semiconductors - 1.4%

Avago Technologies, Ltd.	8,452	1,064,699
Intel Corp.	64,334	1,836,092
Skyworks Solutions, Inc.	28,080	2,452,788
Texas Instruments, Inc.	54,482	2,606,419
Xilinx, Inc.	138,698	5,810,059

		13,770,057

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†	91,013	1,822,080

Electronic Forms - 0.9%

Adobe Systems, Inc.†	106,139	8,339,341

Electronic Measurement Instruments - 0.1%

Keyence Corp.(1)	2,500	1,157,262

Energy-Alternate Sources - 0.1%

SolarCity Corp.†#	10,120	488,594

Engines-Internal Combustion - 0.2%

Cummins, Inc.#	15,350	1,868,862

Enterprise Software/Service - 1.5%

Oracle Corp.	376,851	13,977,404

Entertainment Software - 0.9%

Electronic Arts, Inc.†	129,792	8,585,741

Finance-Credit Card - 3.7%

Alliance Data Systems Corp.†	22,787	5,860,588
Visa, Inc., Class A#	410,856	29,294,033

		35,154,621

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	38,820	1,179,352
Moelis & Co.#	15,769	430,178

		1,609,530

Finance-Leasing Companies - 0.1%

ORIX Corp.(1)	57,200	773,437

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc.	5,592	1,277,269

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†	75,379	796,002

Food-Dairy Products - 0.1%

WhiteWave Foods Co.†	24,183	1,115,804

Food-Flour & Grain - 0.0%

Seaboard Corp.†	15	49,804

Food-Meat Products - 0.3%

Hormel Foods Corp.#	30,358	1,854,874
Tyson Foods, Inc., Class A#	29,548	1,249,289

		3,104,163

Food-Misc./Diversified - 0.6%

ConAgra Foods, Inc.#	114,187	4,759,314
Mondelez International, Inc., Class A	18,536	785,185

		5,544,499

Food-Retail - 0.9%

Carrefour SA(1)	45,610	1,476,538
Kroger Co.	194,703	6,717,254

		8,193,792

Footwear & Related Apparel - 0.2%

Skechers U.S.A., Inc., Class A†	3,730	524,960
Wolverine World Wide, Inc.	35,128	946,700

		1,471,660

Hotels/Motels - 0.3%

Accor SA(1)	39,200	1,851,164
Whitbread PLC(1)	14,880	1,085,824

		2,936,988

Human Resources - 0.3%

Adecco SA(1)	28,242	2,213,637
Capita PLC(1)	57,346	1,078,976

		3,292,613

Industrial Audio & Video Products - 0.1%

GoPro, Inc., Class A†	21,311	992,879

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	16,658	1,862,864

Instruments-Controls - 0.3%

Honeywell International, Inc.	16,757	1,663,468
Mettler-Toledo International, Inc.†	5,413	1,605,225

		3,268,693

Instruments-Scientific - 0.3%

Waters Corp.†	22,308	2,707,745

Insurance-Life/Health - 1.0%

Aflac, Inc.	122,914	7,202,760
AIA Group, Ltd.(1)	213,400	1,174,183
Prudential PLC(1)	42,680	919,590

		9,296,533

Insurance-Property/Casualty - 0.1%

Admiral Group PLC(1)	33,180	783,633
Heritage Insurance Holdings, Inc.†	15,271	268,312

		1,051,945

Insurance-Reinsurance - 0.2%

Essent Group, Ltd.†	59,930	1,605,525

Internet Application Software - 0.5%

Splunk, Inc.†#	52,200	3,234,834
Tencent Holdings, Ltd.(1)	77,400	1,315,604

		4,550,438

Internet Content-Entertainment - 3.4%

Facebook, Inc., Class A†	314,142	28,093,719
Pandora Media, Inc.†#	219,268	3,933,668

		32,027,387

Internet Content-Information/News - 0.5%

LinkedIn Corp., Class A†	25,939	4,684,583

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	352	42,736

Internet Security - 0.1%

VeriSign, Inc.†#	15,310	1,055,471

Investment Management/Advisor Services - 0.5%

Franklin Resources, Inc.	77,548	3,146,898
Legg Mason, Inc.	34,675	1,537,143

		4,684,041

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	19,558	1,495,014

Machinery-General Industrial - 0.6%

Wabtec Corp.	55,242	5,289,974

Medical Imaging Systems - 0.0%

Analogic Corp.	2,201	177,357

Medical Information Systems - 0.5%

Cerner Corp.†#	73,995	4,569,931
Everyday Health, Inc.†	5,484	53,524
Quality Systems, Inc.	7,394	100,484

		4,723,939

Medical Instruments - 1.0%

Boston Scientific Corp.†	43,870	734,384
Intuitive Surgical, Inc.†	14,218	7,264,687
St. Jude Medical, Inc.	27,779	1,967,031

		9,966,102

Medical Products - 0.8%

Becton Dickinson and Co.	10,840	1,528,657
Cooper Cos., Inc.	21,467	3,486,670
Stryker Corp.	20,807	2,052,610
Varian Medical Systems, Inc.†	8,856	719,550

		7,787,487

Medical-Biomedical/Gene - 7.0%

Alexion Pharmaceuticals, Inc.†	53,079	9,139,673
Amgen, Inc.	25,650	3,893,157
Biogen, Inc.†	46,777	13,906,802
Celgene Corp.†	42,882	5,063,506
Gilead Sciences, Inc.	171,318	18,000,382
Illumina, Inc.†	25,911	5,120,273
Incyte Corp.†	46,230	5,371,464
Regeneron Pharmaceuticals, Inc.†	11,518	5,914,493
Vertex Pharmaceuticals, Inc.†	2,780	354,506

		66,764,256

Medical-Drugs - 4.7%

AbbVie, Inc.	58,273	3,636,818
Bristol-Myers Squibb Co.	165,894	9,865,716
Jazz Pharmaceuticals PLC†#	19,530	3,297,055
Johnson & Johnson	97,130	9,128,277
Merck & Co., Inc.	35,943	1,935,531
Ophthotech Corp.†	1,294	56,975
Pfizer, Inc.	287,285	9,256,323
Roche Holding AG(1)	6,071	1,646,926
Shire PLC(1)	28,040	2,166,130
UCB SA(1)	5,590	421,545
Zoetis, Inc.	78,636	3,528,397

		44,939,693

Medical-Generic Drugs - 0.8%

Perrigo Co. PLC	26,649	4,875,968
Teva Pharmaceutical Industries, Ltd. ADR	48,611	3,131,034

		8,007,002

Medical-HMO - 0.3%

Aetna, Inc.#	16,096	1,843,314
Anthem, Inc.	4,011	565,751
Humana, Inc.	1,487	271,809
UnitedHealth Group, Inc.	5,083	588,103

		3,268,977

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	9,892	856,845

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	109,110	8,976,480
McKesson Corp.	7,566	1,494,890

		10,471,370

Multimedia - 2.0%

Twenty-First Century Fox, Inc., Class A#	18,478	506,112
Viacom, Inc., Class B	41,728	1,701,251

Walt Disney Co.#	166,040	16,916,155

		19,123,518

Networking Products - 0.4%

Cisco Systems, Inc.	159,071	4,116,757
LogMeIn, Inc.†	2,149	133,969

		4,250,726

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	21,299	1,066,228

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	12,221	242,098

Office Furnishings-Original - 0.0%

Herman Miller, Inc.	10,647	288,640

Oil Companies-Exploration & Production - 0.8%

Concho Resources, Inc.†	41,239	4,460,410
Continental Resources, Inc.†	15,404	494,468
EOG Resources, Inc.	18,460	1,445,603
EQT Corp.	17,230	1,340,839

		7,741,320

Oil Companies-Integrated - 0.1%

Total SA(1)	16,750	762,045

Oil-Field Services - 0.7%

Halliburton Co.	112,423	4,423,845
Schlumberger, Ltd.	33,067	2,558,394

		6,982,239

Pharmacy Services - 1.4%

Express Scripts Holding Co.†	163,143	13,638,755

Poultry - 0.2%

Pilgrim’s Pride Corp.#	71,475	1,499,188

Radio - 0.5%

Sirius XM Holdings, Inc.†#	1,200,812	4,581,098

Real Estate Investment Trusts - 1.2%

American Tower Corp.	16,794	1,548,239
Equinix, Inc.	4,920	1,327,268
Lamar Advertising Co., Class A	30,744	1,639,885
Public Storage	4,770	960,058
Ryman Hospitality Properties, Inc.	9,544	488,939
Simon Property Group, Inc.	32,521	5,831,666

		11,796,055

Real Estate Management/Services - 0.2%

Jones Lang LaSalle, Inc.	9,870	1,469,347
Marcus & Millichap, Inc.†	8,808	373,988

		1,843,335

Rental Auto/Equipment - 0.1%

Aaron’s, Inc.	18,417	693,400
Ashtead Group PLC(1)	22,128	319,121

		1,012,521

Resort/Theme Parks - 0.1%

Vail Resorts, Inc.	11,861	1,279,921

Retail-Apparel/Shoe - 1.1%

Foot Locker, Inc.	28,441	2,013,338
Gap, Inc.	46,463	1,524,451
Ross Stores, Inc.	140,058	6,809,620

		10,347,409

Retail-Auto Parts - 1.4%

O’Reilly Automotive, Inc.†	56,922	13,665,265

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†#	75,478	4,687,939

Retail-Building Products - 0.7%

Home Depot, Inc.	30,021	3,496,246
Lowe’s Cos., Inc.	43,189	2,987,383

		6,483,629

Retail-Discount - 1.4%

Big Lots, Inc.#	24,379	1,169,948
Costco Wholesale Corp.	7,954	1,113,958
Dollar Tree, Inc.†	127,635	9,733,445
Target Corp.	21,662	1,683,354

		13,700,705

Retail-Drug Store - 0.3%

CVS Health Corp.	24,671	2,526,310

Retail-Gardening Products - 0.1%

Tractor Supply Co.	13,057	1,113,893

Retail-Jewelry - 0.3%

Pandora A/S(1)	13,440	1,548,017
Signet Jewelers, Ltd.	12,210	1,684,980

		3,232,997

Retail-Major Department Stores - 1.2%

TJX Cos., Inc.	163,265	11,480,795

Retail-Perfume & Cosmetics - 0.2%

Ulta Salon Cosmetics & Fragrance, Inc.†	9,920	1,568,253

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	15,206	252,115

Retail-Regional Department Stores - 0.7%

Dillard’s, Inc., Class A	7,985	738,692
Macy’s, Inc.	101,624	5,956,183

		6,694,875

Retail-Restaurants - 1.3%

Brinker International, Inc.#	30,537	1,622,431
Chipotle Mexican Grill, Inc.†	9,625	6,833,846
Cracker Barrel Old Country Store, Inc.#	11,340	1,635,001
Darden Restaurants, Inc.	23,382	1,590,210
McDonald’s Corp.	2,045	194,316
Ruth’s Hospitality Group, Inc.	2,828	45,474

		11,921,278

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	16,714	327,594

Schools - 0.1%

Capella Education Co.	2,321	113,149
Strayer Education, Inc.†	18,550	969,052

		1,082,201

Semiconductor Components-Integrated Circuits - 1.1%

Analog Devices, Inc.	10,565	590,161
Maxim Integrated Products, Inc.	136,730	4,603,699

NXP Semiconductors NV†	7,740	655,191
QUALCOMM, Inc.	76,010	4,300,646

		10,149,697

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	15,421	1,736,096

Soap & Cleaning Preparation - 0.4%

Church & Dwight Co., Inc.	46,958	4,051,536

Software Tools - 0.2%

VMware, Inc., Class A†	20,347	1,610,465

Telephone-Integrated - 0.5%

Shenandoah Telecommunications Co.	1,606	62,136
Verizon Communications, Inc.	110,869	5,101,083

		5,163,219

Television - 0.1%

Mediaset SpA(1)	143,380	683,616

Tobacco - 1.3%

Philip Morris International, Inc.	151,750	12,109,650

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	16,465	1,671,527

Transport-Rail - 0.8%

Kansas City Southern	9,807	909,501
Union Pacific Corp.	73,127	6,269,909

		7,179,410

Transport-Services - 0.1%

FedEx Corp.	7,683	1,157,137

Vitamins & Nutrition Products - 0.9%

Herbalife, Ltd.†#	2,707	155,842
Mead Johnson Nutrition Co.	107,445	8,417,241

		8,573,083

Web Hosting/Design - 0.0%

Endurance International Group Holdings, Inc.†#	15,034	229,870

Web Portals/ISP - 4.2%

Google, Inc., Class A†	59,661	38,649,589
Google, Inc., Class C†	2,697	1,667,420

		40,317,009

Wireless Equipment - 0.1%

GN Store Nord A/S(1)	29,099	519,238

X-Ray Equipment - 0.2%

Hologic, Inc.†	45,779	1,776,683

Total Common Stocks
(cost $869,875,285)		938,943,329

EXCHANGE-TRADED FUNDS - 0.3%

iShares Russell 1000 Growth ETF# (cost $2,628,930)	25,913	2,482,465

Total Long-Term Investment Securities
(cost $872,504,215)		941,425,794

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 5.1%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	48,384,767	48,384,767

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$8,198,000	8,198,000

Total Short-Term Investment Securities
(cost $56,582,767)		56,582,767

TOTAL INVESTMENTS
(cost $929,086,982)(4)	104.9%	998,008,561
Liabilities in excess of other assets	(4.9)	(46,236,091)

NET ASSETS	100.0%	$951,772,470

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $35,449,872 representing 3.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $71,452,055. This was secured by collateral of $48,384,767, which was received in cash and subsequently invested in short-term investments currently valued at $48,384,767 as reported in the Portfolio of Investments. Additional collateral of $25,465,148 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	$132,002
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 02/25/2044	502,205
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	491,686
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	1,752,255
United States Treasury Notes/Bonds	0.10% to 8.88%	09/30/2015 to 08/15/2044	22,587,000

(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Appliances	$—	$597,955	$—	$597,955
Auto-Cars/Light Trucks	—	1,408,355	—	1,408,355
Banks-Commercial	1,743,396	5,372,409	—	7,115,805
Chemicals-Diversified	11,694,329	560,766	—	12,255,095
Commercial Services	221,986	808,477	—	1,030,463
Cosmetics & Toiletries	6,482,900	706,191	—	7,189,091
Dialysis Centers	—	1,407,814	—	1,407,814
Diversified Banking Institutions	—	1,435,612	—	1,435,612
Electric Products-Misc.	258,786	1,255,807	—	1,514,593
Electronic Measurement Instruments	—	1,157,262	—	1,157,262
Finance-Leasing Companies	—	773,437	—	773,437
Food-Retail	6,717,254	1,476,538	—	8,193,792
Hotels/Motels	—	2,936,988	—	2,936,988
Human Resources	—	3,292,613	—	3,292,613
Insurance-Life/Health	7,202,760	2,093,773	—	9,296,533
Insurance-Property/Casualty	268,312	783,633	—	1,051,945
Internet Application Software	3,234,834	1,315,604	—	4,550,438
Medical-Drugs	40,705,092	4,234,601	—	44,939,693
Oil Companies-Integrated	—	762,045	—	762,045
Rental Auto/Equipment	693,400	319,121	—	1,012,521
Retail-Jewelry	1,684,980	1,548,017	—	3,232,997
Television	—	683,616	—	683,616
Wireless Equipment	—	519,238	—	519,238
Other Industries	822,585,428	—	—	822,585,428
Exchange-Traded Funds	2,482,465	—	—	2,482,465
Short-Term Investment Securities:
Registered Investment Companies	48,384,767	—	—	48,384,767
Time Deposits	—	8,198,000	—	8,198,000

Total Investments at Value	$954,360,689	$43,647,872	$—	$998,008,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.3%
Aerospace/Defense - 0.1%

Northrop Grumman Corp.	684	$111,998

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	15,923	1,458,706

Agricultural Chemicals - 0.5%

Mosaic Co.	14,861	606,775

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	5,671	255,138

Airlines - 0.7%

Delta Air Lines, Inc.	6,627	290,130
United Continental Holdings, Inc.†	9,010	513,300

		803,430

Apparel Manufacturers - 0.8%

Ralph Lauren Corp.	2,060	229,051
VF Corp.	8,578	621,305

		850,356

Applications Software - 2.6%

Intuit, Inc.	907	77,775
Microsoft Corp.	64,739	2,817,441

		2,895,216

Audio/Video Products - 0.3%

Harman International Industries, Inc.	4,040	394,870

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	36,768	509,972
General Motors Co.	1,675	49,312

		559,284

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.	13,244	780,999

Banks-Commercial - 0.2%

BB&T Corp.	1,668	61,583
SVB Financial Group†	975	121,953

		183,536

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	2,794	111,201
State Street Corp.	3,721	267,614

		378,815

Banks-Super Regional - 2.8%

Capital One Financial Corp.	3,162	245,845
Fifth Third Bancorp	8,491	169,141
Wells Fargo & Co.	51,013	2,720,523

		3,135,509

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	16,145	634,821
Coca-Cola Enterprises, Inc.	1,516	78,059
Dr Pepper Snapple Group, Inc.	2,820	216,379
PepsiCo, Inc.	14,828	1,377,966

		2,307,225

Beverages-Wine/Spirits - 0.4%

Constellation Brands, Inc., Class A	3,640	465,920

Brewery - 0.4%

Molson Coors Brewing Co., Class B	7,080	482,077

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.	1,476	70,627

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	979	164,276

Building Products-Wood - 0.2%

Masco Corp.	10,353	271,559

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	4,562	138,548
PulteGroup, Inc.	14,287	295,598
Toll Brothers, Inc.†	1,592	58,856

		493,002

Cable/Satellite TV - 2.2%

Charter Communications, Inc., Class A†#	2,402	436,227
Comcast Corp., Class A	24,944	1,405,095
DISH Network Corp., Class A†	4,925	291,905
Time Warner Cable, Inc.	1,791	333,162

		2,466,389

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	2,500	99,025

Chemicals-Diversified - 1.3%

Axiall Corp.	3,745	94,599
Dow Chemical Co.	12,495	546,781
E.I. du Pont de Nemours & Co.	12,985	668,728
Eastman Chemical Co.	2,329	168,759

		1,478,867

Coffee - 0.0%

Keurig Green Mountain, Inc.	800	45,280

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	780	60,310
Equifax, Inc.	1,920	187,968
PayPal Holdings, Inc.†	2,100	73,500

		321,778

Computer Services - 2.0%

Accenture PLC, Class A	14,521	1,368,895
Cognizant Technology Solutions Corp., Class A†	13,474	848,053

		2,216,948

Computers - 4.4%

Apple, Inc.	39,030	4,401,023
Hewlett-Packard Co.	19,265	540,576

		4,941,599

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	4,869	518,695

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	7,566	375,047

Containers-Paper/Plastic - 0.2%

WestRock Co.	3,277	194,490

Cosmetics & Toiletries - 1.4%

Estee Lauder Cos., Inc., Class A	2,891	230,615
Procter & Gamble Co.	19,483	1,376,864

		1,607,479

Cruise Lines - 0.5%

Carnival Corp.	400	19,692
Royal Caribbean Cruises, Ltd.	6,202	546,768

		566,460

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	6,400	441,984

Diversified Banking Institutions - 4.6%

Bank of America Corp.	103,471	1,690,716
Citigroup, Inc.	36,406	1,946,993
Goldman Sachs Group, Inc.	2,827	533,172

Morgan Stanley	30,945	1,066,055

		5,236,936

Diversified Manufacturing Operations - 2.2%

Eaton Corp. PLC	15,035	857,897
General Electric Co.	28,574	709,207
Ingersoll-Rand PLC	1,601	88,519
Parker-Hannifin Corp.#	6,530	703,020
SPX Corp.	2,303	135,255

		2,493,898

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	2,485	1,274,532

Electric-Distribution - 0.2%

PG&E Corp.	3,741	185,479

Electric-Integrated - 2.7%

CMS Energy Corp.	8,717	285,743
Edison International	10,303	602,519
Exelon Corp.	17,084	525,504
NextEra Energy, Inc.	7,002	689,067
Public Service Enterprise Group, Inc.	7,459	300,225
Xcel Energy, Inc.	17,692	596,751

		2,999,809

Electronic Components-Misc. - 1.0%

Corning, Inc.	8,283	142,550
TE Connectivity, Ltd.	17,575	1,042,022

		1,184,572

Electronic Components-Semiconductors - 1.8%

Avago Technologies, Ltd.	8,234	1,037,237
Broadcom Corp., Class A	3,609	186,477
Freescale Semiconductor, Ltd.†	3,548	126,770
Microchip Technology, Inc.#	1,407	59,797
Texas Instruments, Inc.	14,146	676,745

		2,087,026

Electronic Connectors - 0.1%

Amphenol Corp., Class A	1,096	57,387

Electronic Forms - 0.9%

Adobe Systems, Inc.†	13,570	1,066,195

Electronics-Military - 0.2%

L-3 Communications Holdings, Inc.	2,210	233,089

Engineering/R&D Services - 0.4%

Fluor Corp.	10,981	500,953

Engines-Internal Combustion - 0.7%

Cummins, Inc.	6,646	809,150

Enterprise Software/Service - 0.3%

Oracle Corp.	8,254	306,141

Finance-Credit Card - 1.3%

Alliance Data Systems Corp.†	636	163,573
Discover Financial Services	2,100	112,833
Visa, Inc., Class A	17,022	1,213,668

		1,490,074

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	15,744	478,303
TD Ameritrade Holding Corp.	4,739	158,567

		636,870

Finance-Other Services - 0.5%

Intercontinental Exchange, Inc.	2,558	584,273

Food-Confectionery - 0.4%

Hershey Co.	4,685	419,401

Food-Misc./Diversified - 0.9%

Mondelez International, Inc., Class A	23,991	1,016,259

Food-Retail - 0.1%

Kroger Co.	4,556	157,182

Gas-Distribution - 0.4%

AGL Resources, Inc.	832	50,744
CenterPoint Energy, Inc.	11,205	208,637
NiSource, Inc.	7,145	119,965
Questar Corp.	2,685	51,847

		431,193

Instruments-Controls - 1.1%

Honeywell International, Inc.	12,524	1,243,257

Instruments-Scientific - 0.3%

Thermo Fisher Scientific, Inc.	2,930	367,334

Insurance-Life/Health - 0.2%

Lincoln National Corp.	1,560	79,232
Prudential Financial, Inc.	2,225	179,558

		258,790

Insurance-Multi-line - 2.4%

ACE, Ltd.	11,186	1,142,762
MetLife, Inc.	20,714	1,037,771
XL Group PLC	14,563	543,054

		2,723,587

Insurance-Reinsurance - 1.4%

Axis Capital Holdings, Ltd.	2,211	123,816
Berkshire Hathaway, Inc., Class B†	10,643	1,426,588

		1,550,404

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	21,082	1,885,363

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	988	111,318
BlackRock, Inc.	1,297	392,304
Invesco, Ltd.	17,800	607,158

		1,110,780

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	796	60,846

Medical Instruments - 0.7%

Boston Scientific Corp.†	47,747	799,285

Medical Products - 0.3%

Stryker Corp.	2,963	292,300

Medical-Biomedical/Gene - 3.6%

Alexion Pharmaceuticals, Inc.†	2,791	480,582
Biogen, Inc.†	3,227	959,387
BioMarin Pharmaceutical, Inc.†	1,291	166,849
Celgene Corp.†	10,373	1,224,844
Gilead Sciences, Inc.	8,139	855,165
Vertex Pharmaceuticals, Inc.†	2,952	376,439

		4,063,266

Medical-Drugs - 6.2%

Abbott Laboratories	24,793	1,122,875
Bristol-Myers Squibb Co.	22,292	1,325,705
Eli Lilly & Co.	13,263	1,092,208
Johnson & Johnson	11,419	1,073,158
Merck & Co., Inc.	7,281	392,082
Pfizer, Inc.	49,301	1,588,478
Valeant Pharmaceuticals International, Inc.†	1,548	356,969

		6,951,475

Medical-Generic Drugs - 1.3%

Allergan PLC†	3,968	1,205,240
Mylan NV†	2,538	125,859
Perrigo Co. PLC	712	130,275

		1,461,374

Medical-HMO - 2.4%

Aetna, Inc.	6,272	718,270
Cigna Corp.	1,690	237,935
Humana, Inc.	3,248	593,702
UnitedHealth Group, Inc.	9,682	1,120,207

		2,670,114

Medical-Hospitals - 0.1%

HCA Holdings, Inc.†	900	77,958

Medical-Wholesale Drug Distribution - 1.1%

McKesson Corp.	6,123	1,209,782

Multimedia - 2.1%

Time Warner, Inc.	18,271	1,299,068
Twenty-First Century Fox, Inc., Class A	35,860	982,205
Viacom, Inc., Class B	2,292	93,445

		2,374,718

Networking Products - 0.6%

Cisco Systems, Inc.	27,651	715,608

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	5,507	394,191
Cabot Oil & Gas Corp.	9,428	223,161
EOG Resources, Inc.	5,478	428,982
EQT Corp.	3,522	274,082
Occidental Petroleum Corp.	11,883	867,578

		2,187,994

Oil Companies-Integrated - 2.7%

Chevron Corp.	15,457	1,251,862
Exxon Mobil Corp.	23,554	1,772,203

		3,024,065

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	2,700	114,291

Oil Refining & Marketing - 0.9%

Cheniere Energy, Inc.†	1,671	103,852
Marathon Petroleum Corp.	4,774	225,858
Phillips 66	3,410	269,629
Valero Energy Corp.	7,268	431,283

		1,030,622

Oil-Field Services - 0.9%

Baker Hughes, Inc.	4,988	279,328
Halliburton Co.	9,866	388,227
Schlumberger, Ltd.	4,122	318,919

		986,474

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	4,971	415,576

Pipelines - 0.3%

Columbia Pipeline Group, Inc.	12,875	326,510

Radio - 0.0%

Sirius XM Holdings, Inc.†	304	1,160

Real Estate Investment Trusts - 2.5%

American Tower Corp.	3,563	328,473
AvalonBay Communities, Inc.	2,822	465,799
Boston Properties, Inc.	2,450	277,781
Brixmor Property Group, Inc.	7,794	177,859
DiamondRock Hospitality Co.	8,999	105,828
Highwoods Properties, Inc.	2,880	109,267
Host Hotels & Resorts, Inc.	6,895	122,249
LaSalle Hotel Properties	4,597	144,622
Liberty Property Trust	4,749	145,984
Prologis, Inc.	9,218	350,284
Public Storage	396	79,703
Simon Property Group, Inc.	2,743	491,875

		2,799,724

Retail-Apparel/Shoe - 0.1%

lululemon athletica, Inc.†	1,680	107,537
PVH Corp.	47	5,592
Ross Stores, Inc.	1,127	54,795

		167,924

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	126	90,215

Retail-Automobile - 0.1%

AutoNation, Inc.†	1,863	111,482

Retail-Building Products - 2.4%

Home Depot, Inc.	13,903	1,619,143
Lowe’s Cos., Inc.	15,553	1,075,801

		2,694,944

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	5,822	213,900

Retail-Discount - 1.7%

Costco Wholesale Corp.	5,066	709,493
Dollar General Corp.	6,420	478,226
Target Corp.	6,919	537,676
Wal-Mart Stores, Inc.	2,303	149,073

		1,874,468

Retail-Drug Store - 0.1%

CVS Health Corp.	757	77,517

Retail-Jewelry - 0.1%

Tiffany & Co.	1,899	156,193

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	11,072	778,583

Retail-Restaurants - 0.7%

Chipotle Mexican Grill, Inc.†	119	84,491
Starbucks Corp.	12,254	670,416

		754,907

Semiconductor Components-Integrated Circuits - 0.1%

NXP Semiconductors NV†	567	47,996
QUALCOMM, Inc.	1,724	97,544

		145,540

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	20,431	328,633
KLA-Tencor Corp.	1,127	56,474
Lam Research Corp.	12,120	881,972

		1,267,079

Steel-Producers - 0.1%

United States Steel Corp.#	4,056	66,437

Telephone-Integrated - 1.4%

AT&T, Inc.	24,902	826,746
Verizon Communications, Inc.	16,861	775,775

		1,602,521

Television - 0.2%

CBS Corp., Class B	5,083	229,955

Tobacco - 1.0%

Philip Morris International, Inc.	14,566	1,162,367

Transport-Rail - 1.7%

Canadian Pacific Railway, Ltd.	2,417	350,948

CSX Corp.	15,082	412,945
Union Pacific Corp.	14,159	1,213,993

		1,977,886

Water - 0.2%
American Water Works Co., Inc.	3,957	205,527

Web Portals/ISP - 2.4%

Google, Inc., Class A†	2,001	1,296,288
Google, Inc., Class C†	2,339	1,446,087

		2,742,375

Total Long-Term Investment Securities
(cost $103,255,916)		112,136,255

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(3)	1,151,998	1,151,998

Time Deposits — 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$ 529,000	529,000

Total Short-Term Investment Securities
(cost $1,680,998)		1,680,998

TOTAL INVESTMENTS
(cost $104,936,914)(2)	100.8%	113,817,253
Liabilities in excess of other assets	(0.8)	(914,392)

NET ASSETS	100.0%	$112,902,861

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $1,129,191. This was secured by collateral of $1,151,998, which was received in cash and subsequently invested in short-term investments currently valued at $1,151,998 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2015.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

7	Long	S&P 500 E-Mini Index	September 2015	$715,727	$689,220	$(26,507)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$112,136,255	$—	$—	$112,136,255
Short-Term Investment Securities:
Registered Investment Companies	1,151,998	—	—	1,151,998
Time Deposits	—	529,000	—	529,000

Total Investments at Value	$113,288,253	$529,000	$—	$113,817,253

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$26,507	$—	$—	$26,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.0%
Consulting Services - 0.3%

Advisory Board Co.†	63,700	$3,097,731

Decision Support Software - 0.0%

Castlight Health, Inc., Class B†#	46,051	243,610

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	24,000	1,358,400

Diagnostic Equipment - 1.9%

Danaher Corp.	193,500	16,838,370
GenMark Diagnostics, Inc.†#	59,600	616,264
Oxford Immunotec Global PLC†#	20,500	294,585

		17,749,219

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	50,500	3,609,235

Dialysis Centers - 1.9%

DaVita HealthCare Partners, Inc.†	184,100	13,925,324
Fresenius SE & Co. KGaA(1)	45,674	3,229,964

		17,155,288

Drug Delivery Systems - 0.8%

Catalent, Inc.†	141,500	4,498,285
DexCom, Inc.†	30,700	2,890,098

		7,388,383

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.	270,700	9,829,117
Sartorius AG (Preference Shares)(1)	3,283	722,013

		10,551,130

Heart Monitors - 0.1%

HeartWare International, Inc.†	5,600	479,360

Human Resources - 0.3%

Team Health Holdings, Inc.†	39,100	2,296,734

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	7,300	2,164,815

Instruments-Scientific - 0.7%

FEI Co.	56,600	4,272,168
Thermo Fisher Scientific, Inc.	20,400	2,557,548

		6,829,716

Insurance-Property/Casualty - 0.3%

ProAssurance Corp.	48,700	2,348,801

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	137,700	855,117

Medical Information Systems - 0.6%

athenahealth, Inc.†#	43,400	5,770,898

Medical Instruments - 3.5%

Bruker Corp.†	89,000	1,635,820
Intuitive Surgical, Inc.†	22,160	11,322,652
Medtronic PLC	183,921	13,295,649
Thoratec Corp.†	99,100	6,225,462

		32,479,583

Medical Products - 5.6%

Advanced Accelerator Applications SA ADR†(2)(3)(4)	72,378	495,436
Aspen Pharmacare Holdings, Ltd.(1)	127,812	3,283,593
Becton Dickinson and Co.	139,300	19,644,086
Cooper Cos., Inc.	36,400	5,912,088
Henry Schein, Inc.†	38,200	5,226,142
Sirona Dental Systems, Inc.†	96,000	9,156,480
Teleflex, Inc.	13,900	1,818,120
Tornier NV†	103,400	2,299,616
West Pharmaceutical Services, Inc.	48,000	2,680,800
Wright Medical Group, Inc.†	51,200	1,181,184
Wright Medical Group, Inc. CVR†#	7,700	27,720

		51,725,265

Medical-Biomedical/Gene - 23.3%

Abcam PLC(1)	235,747	2,087,698
Acceleron Pharma, Inc.†	61,200	1,773,576
Achillion Pharmaceuticals, Inc.†	134,900	996,911
Advaxis, Inc.†#	107,325	1,588,410
Alexion Pharmaceuticals, Inc.†	207,685	35,761,280
Bellicum Pharmaceuticals, Inc.†#	54,224	925,062
Biogen, Inc.†	40,900	12,159,570
BioMarin Pharmaceutical, Inc.†	100,600	13,001,544
Bluebird Bio, Inc.†	47,500	6,320,825
Blueprint Medicines Corp.†	14,200	388,512
Celgene Corp.†	71,780	8,475,782
Exelixis, Inc.†#	645,000	3,837,750
Five Prime Therapeutics, Inc.†	30,400	579,728
Gilead Sciences, Inc.	266,100	27,959,127
Illumina, Inc.†	6,100	1,205,421
Incyte Corp.†	206,000	23,935,140
Insmed, Inc.†	220,600	5,391,464
Intercept Pharmaceuticals, Inc.†#	7,158	1,358,302
Ligand Pharmaceuticals, Inc.†#	10,700	983,758
Medivation, Inc.†	10,700	942,242
Momenta Pharmaceuticals, Inc.†	11,100	216,561
Novavax, Inc.†	575,400	6,197,058
Prothena Corp. PLC†#	92,887	5,343,789
Puma Biotechnology, Inc.†	52,324	4,809,622
Regeneron Pharmaceuticals, Inc.†	39,600	20,334,600
Retrophin, Inc.†	24,100	660,822
Spark Therapeutics, Inc.†#	30,925	1,348,639
Ultragenyx Pharmaceutical, Inc.†	29,892	3,336,545
United Therapeutics Corp.†	25,451	3,833,430
Vertex Pharmaceuticals, Inc.†	144,994	18,489,635
Zeneca, Inc. CVR(2)(3)(4)	23,110	58,699

		214,301,502

Medical-Drugs - 19.2%

AbbVie, Inc.	319,877	19,963,524
ACADIA Pharmaceuticals, Inc.†	143,400	5,252,742
Aimmune Therapeutics, Inc.†	13,500	284,715
Alkermes PLC†	195,000	11,614,200
Amicus Therapeutics, Inc.†	194,400	2,795,472
Array BioPharma, Inc.†#	244,800	1,444,320
Astellas Pharma, Inc.(1)	313,800	4,643,806
Baxalta, Inc.	343,700	12,081,055
Bristol-Myers Squibb Co.	230,300	13,695,941
Carbylan Therapeutics, Inc.†	80,200	435,486
Chimerix, Inc.†	70,700	3,460,058
Clovis Oncology, Inc.†	59,300	4,617,098
CoLucid Pharmaceuticals, Inc.†	30,300	198,465
Eli Lilly & Co.	193,700	15,951,195
Endo International PLC†	44,100	3,395,700
FibroGen, Inc.†	33,300	815,850
GlaxoSmithKline PLC ADR	74,600	3,053,378
Horizon Pharma PLC†#	42,700	1,247,694
Immune Design Corp.†#	36,100	575,434
Inotek Pharmaceuticals Corp.†#	36,900	454,977

Ironwood Pharmaceuticals, Inc.†	162,100	1,783,100
Jazz Pharmaceuticals PLC†	14,100	2,380,362
Mallinckrodt PLC†	52,444	4,522,770
Natco Pharma, Ltd.(1)	9,801	330,862
Ophthotech Corp.†	41,700	1,836,051
Orexigen Therapeutics, Inc.†#	322,400	893,048
Pacira Pharmaceuticals, Inc.†	59,500	3,424,225
Relypsa, Inc.†#	42,200	968,912
Shire PLC ADR	24,800	5,753,600
Supernus Pharmaceuticals, Inc.†	30,600	555,390
Takeda Pharmaceutical Co., Ltd.(1)	50,400	2,472,487
TESARO, Inc.†	86,872	4,472,170
TherapeuticsMD, Inc.†#	213,700	1,309,981
Valeant Pharmaceuticals International, Inc.†	156,533	36,096,510
Zoetis, Inc.	42,800	1,920,436
ZS Pharma, Inc.†#	36,800	1,882,688

		176,583,702

Medical-Generic Drugs - 6.2%

Allergan PLC†	152,680	46,375,023
Teva Pharmaceutical Industries, Ltd. ADR	160,900	10,363,569

		56,738,592

Medical-HMO - 15.6%

Aetna, Inc.	256,000	29,317,120
Anthem, Inc.	129,100	18,209,555
Centene Corp.†	27,800	1,715,816
Cigna Corp.	207,200	29,171,688
Humana, Inc.	159,200	29,100,168
UnitedHealth Group, Inc.	263,300	30,463,810
Universal American Corp.†	51,500	368,225
WellCare Health Plans, Inc.†	60,900	5,521,803

		143,868,185

Medical-Hospitals - 4.1%

Acadia Healthcare Co., Inc.†	37,280	2,722,558
Adeptus Health, Inc., Class A†#	29,700	2,959,308
Community Health Systems, Inc.†	31,800	1,707,660
HCA Holdings, Inc.†	224,200	19,420,204
Mediclinic International, Ltd.(1)	110,231	884,848
Universal Health Services, Inc., Class B	72,400	9,928,936

		37,623,514

Medical-Wholesale Drug Distribution - 2.6%

McKesson Corp.	120,300	23,768,874

Pharmacy Services - 0.4%

Diplomat Pharmacy, Inc.†#	76,700	3,028,883
JAND, Inc. (dba Warby Parker)., Class A(2)(3)(4)	33,706	387,123

		3,416,006

Physicians Practice Management - 0.6%

Envision Healthcare Holdings, Inc.†	51,000	2,089,470
MEDNAX, Inc.†	47,100	3,793,905

		5,883,375

Retail-Convenience Store - 0.1%

CP ALL PCL	494,800	703,998

Retail-Drug Store - 1.6%

CVS Health Corp.	28,900	2,959,360
Raia Drogasil SA	44,000	481,657
Rite Aid Corp.†	1,386,300	11,436,975

		14,877,992

Therapeutics - 2.1%

Agios Pharmaceuticals, Inc.†#	3,400	293,760
aTyr Pharma, Inc.(3)(4)(5)	18,425	253,454
aTyr Pharma, Inc.†#	10,600	153,488
Axovant Sciences, Ltd.†#	29,000	348,580
Dyax Corp.†	151,600	3,489,832
Neurocrine Biosciences, Inc.†	258,935	12,009,406
Portola Pharmaceuticals, Inc.†	12,500	589,500
Seres Health, Inc., Series C(3)(4)(5)	20,906	820,843
Seres Therapeutics, Inc.†#	16,000	661,280
Xencor, Inc.†	30,200	506,454

		19,126,597

Wireless Equipment - 0.3%

GN Store Nord A/S#(1)	139,630	2,491,535

Total Common Stocks
(cost $588,080,974)		865,487,157

CONVERTIBLE PREFERRED SECURITIES - 0.9%
Medical Information Systems - 0.0%

Doximity, Inc. Series C(2)(3)(4)	64,785	312,315

Medical Products - 0.1%

Novocure, Ltd. Series J(2)(3)(4)	8,165	1,126,362

Medical-Biomedical/Gene - 0.1%

BeiGene Co., Ltd. Series A-2(2)(3)(4)	212,162	248,230
Ovid Therapeutics, Inc. Series B(2)(3)(4)	31,882	198,625
REGENXBIO, Inc. Series D(2)(3)(4)	16,965	162,353

		609,208

Medical-Generic Drugs - 0.3%

Allergan PLC Series A	2,814	2,889,809

Medical-HMO - 0.2%

Anthem, Inc.	27,400	1,338,490

Pharmacy Services - 0.2%

Acerta Pharma B.V. Series B(2)(3)(4)	108,621	1,249,141
JAND, Inc. (dba Warby Parker) Series D(2)(3)(4)	75,264	864,430

		2,113,571

Therapeutics - 0.0%

Editas Medicine, Inc. Series B(2)(3)(4)	55,131	248,089

Total Convertible Preferred Securities
(cost $8,578,809)		8,637,844

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 06/08/2016 (Strike price $2.19)	42,300	0
EnteroMedics, Inc. Expires 09/28/2016 (Strike price $1.90)	6,300	474

		474

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/2016 (Strike price $27.70)(3)(4)	1,305	0

Total Warrants
(cost $1,631)		474

CONVERTIBLE BONDS & NOTES - 0.1%
Medical-Drugs - 0.1%

Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022* (cost $1,240,000)	$1,240,000	1,136,925

Total Long-Term Investment Securities
(cost $597,901,414)		875,262,400

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Registered Investment Companies - 7.7%

State Street Navigator Securities Lending Prime Portfolio 0.21%(6)(7)	27,330,318	27,330,318
T. Rowe Price Reserve Investment Fund 0.10%(7)	43,445,800	43,445,800

Total Short-Term Investment Securities
(cost $70,776,118)		70,776,118

TOTAL INVESTMENTS
(cost $668,677,532)(8)	102.7%	946,038,518
Liabilities in excess of other assets	(2.7)	(24,677,571)

NET ASSETS	100.0%	$921,360,947

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $1,136,925 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $20,146,806 representing 2.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Advanced Accelerator Applications SA ADR	06/12/2015	72,378	$496,871	$495,436	$6.85	0.05%
aTyr Pharma, Inc.	03/31/2015	18,425	199,613	253,454	13.76	0.03
JAND, Inc. (dba Warby Parker)., Class A	04/23/2015	33,706	387,123	387,123	11.49	0.04
Seres Health, Inc., Series C	11/24/2014	20,906	254,284	820,843	39.26	0.09
Zeneca, Inc. CVR	07/09/2013	23,110	—	58,699	2.54	0.01

Convertible Preferred Securities
Acerta Pharma B.V.
Series B	05/12/2015	108,621	1,249,141	1,249,141	11.50	0.13
BeiGene Co., Ltd.
Series A-2	04/21/2015	212,162	248,230	248,230	1.17	0.03
Doximity, Inc.
Series C	04/10/2014	64,785	312,315	312,315	4.82	0.03
Editas Medicine, Inc.
Series B	08/04/2015	55,131	248,089	248,089	4.50	0.03
JAND, Inc. (dba Warby Parker)
Series D	04/23/2015	75,264	864,430	864,430	11.49	0.09
Novocure, Ltd.
Series J	06/01/2015	8,165	1,126,362	1,126,362	137.95	0.12
Ovid Therapeutics, Inc.
Series B	08/10/2015	31,882	198,625	198,625	6.23	0.02
REGENXBIO, Inc.
Series D	05/05/2015	16,965	162,353	162,353	9.57	0.02

Warrants
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
(Strike price $27.70)	10/05/2009	1,305	1,631	0	0.00	0.00

				$6,425,100		0.69%

(4)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $6,425,100 representing 0.7% of net assets.
(5)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(6)	At August 31, 2015, the Fund had loaned securities with a total value of $26,336,941. This was secured by collateral of $27,330,318, which was received in cash and subsequently invested in short-term investments currently valued at $27,330,318 as reported in the Portfolio of Investments. Additional collateral of $306,729 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	12/03/2015 to 06/23/2016	$37,607
United States Treasury Notes/Bonds	zero coupon to 5.50%	09/15/2015 to 05/15/2045	269,122

(7)	The rate shown is the 7-day yield as of August 31, 2015.
(8)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

CVR - Contingent Value Right

Written Call Options

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at August 31, 2015	Unrealized Appreciation (Depreciation)
BioMarin Pharmaceutical, Inc.	Jan-16	$180.00	7	$4,900	$2,765	$2,135
Bluebird Bio, Inc.	Nov-15	240.00	53	58,198	1,590	56,608
Bluebird Bio, Inc.	Nov-15	250.00	50	45,123	1,500	43,623
Gilead Sciences, Inc.	Jan-16	125.00	209	118,527	41,800	76,727
Humana, Inc.	Nov-15	220.00	45	40,364	1,350	39,014
Receptos, Inc.	Sep-15	250.00	21	26,128	53	26,075

			385	$293,240	$49,058	$244,182

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments at Value:*
Common Stocks:
Dialysis Centers	$13,925,324	$3,229,964	$—	$17,155,288
Electronic Measurement Instruments	9,829,117	722,013	—	10,551,130
Medical Products	47,946,236	3,283,593	495,436	51,725,265
Medical-Biomedical/Gene	212,155,105	2,087,698	58,699	214,301,502
Medical-Drugs	169,136,547	7,447,155	—	176,583,702
Medical-Hospitals	36,738,666	884,848	—	37,623,514
Pharmacy Services	3,028,883	—	387,123	3,416,006
Therapeutics	18,052,300	1,074,297	—	19,126,597
Wireless Equipment	—	2,491,535	—	2,491,535
Other Industries	332,512,618	—	—	332,512,618
Convertible Preferred Securities:
Medical-Generic Drugs	2,889,809	—	—	2,889,809
Medical-HMO	1,338,490	—	—	1,338,490
Other Industries	—	—	4,409,545	4,409,545
Warrants	—	474	—	474
Convertible Bonds & Notes	—	1,136,925	—	1,136,925
Short-Term Investment Securities	70,776,118	—	—	70,776,118

Total Investments at Value	$918,329,213	$22,358,502	$5,350,803	$946,038,518

Other Financial Instruments:†
Written Call Options	$244,182	$—	$—	$244,182

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.3%
Diversified Financial Services - 0.3%

Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	$800,000	$788,817
JPMorgan Chase Commercial Mtg. Securities Trust FRS Series 2014-FBLU, Class B 1.69% due 12/15/2028*(1)	500,000	499,806

Total Asset Backed Securities
(cost $1,303,125)		1,288,623

U.S. CORPORATE BONDS & NOTES - 18.6%
Aerospace/Defense-Equipment - 0.1%

Harris Corp. Senior Notes 5.05% due 04/27/2045	285,000	270,213

Auto-Cars/Light Trucks - 0.9%

Daimler Finance North America LLC FRS Company Guar. Notes 1.01% due 08/03/2017*	434,000	433,814
Toyota Motor Credit Corp. Senior Notes 0.75% due 03/05/2017(2)	1,700,000	1,698,679
Toyota Motor Credit Corp. FRS Senior Notes 1.50% due 02/13/2020	2,000,000	1,988,494

		4,120,987

Banks-Commercial - 0.5%

Capital One NA FRS Senior Notes 1.47% due 08/17/2018	769,000	770,763
Zions Bancorporation FRS Sub. Notes 5.65% due 11/15/2023	1,300,000	1,342,250

		2,113,013

Banks-Super Regional - 0.9%

Fifth Third Bancorp FRS Sub. Notes 0.70% due 12/20/2016	1,212,000	1,206,175
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	461,000	461,236
JPMorgan Chase Bank NA FRS Sub. Notes 0.62% due 06/13/2016	497,000	495,571
Wells Fargo & Co. FRS Senior Notes 1.43% due 03/31/2021	2,000,000	2,012,814

		4,175,796

Building Products-Cement - 0.1%

Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	456,000	448,020

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	530,000	529,942

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	523,000	505,913

Diversified Banking Institutions - 8.3%

Bank of America Corp. FRS Senior Notes 1.06% due 11/19/2024	2,000,000	1,940,000
Bank of America Corp. FRS Senior Notes 2.06% due 02/18/2020	1,600,000	1,590,040
Citigroup, Inc. FRS Senior Notes 0.17% due 03/27/2025	2,000,000	1,842,280
Citigroup, Inc. FRS Senior Notes 0.96% due 09/29/2024	2,000,000	1,865,320
Citigroup, Inc. FRS Senior Notes 2.62% due 03/30/2020	4,000,000	4,127,400
Goldman Sachs Group, Inc. FRS Senior Notes 1.36% due 08/30/2023	4,000,000	3,889,880
Goldman Sachs Group, Inc. FRS Senior Notes 1.45% due 04/23/2020	1,057,000	1,069,256
JPMorgan Chase & Co. FRS Senior Notes 0.62% due 06/23/2016	2,000,000	1,976,200
JPMorgan Chase & Co. FRS Senior Notes 1.37% due 12/20/2023	2,000,000	1,929,600
JPMorgan Chase & Co. Senior Notes 1.80% due 01/25/2018	200,000	199,451
JPMorgan Chase & Co. FRS Senior Notes 2.12% due 02/25/2021	1,000,000	987,200
JPMorgan Chase & Co. FRS Senior Notes 2.20% due 04/28/2020	5,000,000	5,070,000
Morgan Stanley FRS Senior Notes 0.74% due 10/18/2016	400,000	399,081
Morgan Stanley FRS Senior Notes 1.51% due 08/24/2023	468,000	462,150
Morgan Stanley FRS Senior Notes 1.58% due 02/25/2016	1,400,000	1,404,878
Morgan Stanley FRS Senior Notes 1.96% due 12/15/2019	1,813,000	1,871,922
Morgan Stanley FRS Senior Notes 1.96% due 01/24/2020	2,203,000	2,274,597
Morgan Stanley FRS Senior Notes 1.96% due 04/25/2023	3,870,000	3,957,075
Morgan Stanley FRS Senior Notes 1.96% due 06/09/2023	664,000	672,300

		37,528,630

Diversified Financial Services - 0.6%

General Electric Capital Corp. Company Guar. Notes 1.25% due 05/15/2017	832,000	832,839
Morgan Stanley & Co. LLC FRS Senior Notes 1.96% due 02/11/2020	2,000,000	2,045,000

		2,877,839

Finance-Consumer Loans - 0.9%

SLM Corp. FRS Senior Notes 2.11% due 12/15/2020	1,317,000	1,093,110
SLM Corp. FRS Senior Notes 2.21% due 05/03/2019	3,176,000	2,826,640

		3,919,750

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	40,720
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	59,650
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	101,800

		202,170

Industrial Gases - 0.0%

Airgas, Inc. Senior Notes 3.05% due 08/01/2020	91,000	91,225

Insurance-Life/Health - 2.3%

Allstate Life Global Funding Trusts FRS Senior Sec. Notes 0.00% due 11/25/2016	1,744,000	1,718,014
Pacific Life Global Funding FRS Bonds 2.14% due 02/06/2016*	6,000,000	5,970,000
Pacific Life Global Funding FRS Senior Notes 2.24% due 06/02/2018*	300,000	291,030
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	307,000	345,575
Prudential Financial, Inc. FRS Senior Notes 2.87% due 05/23/2018	2,000,000	2,032,940

		10,357,559

Insurance-Multi-line - 1.2%

Monumental Global Funding III FRS Senior Sec. Notes 2.14% due 05/22/2018*	5,000,000	5,374,255

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 2.13% due 08/15/2018	510,000	510,155

Medical-Drugs - 0.1%

Baxalta, Inc. Senior Notes 2.88% due 06/23/2020*	282,000	278,329
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	52,000	51,966

		330,295

Metal-Copper - 0.2%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	753,000	700,290

Oil Companies-Exploration & Production - 0.0%

Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	146,000	145,804

Oil Companies-Integrated - 0.1%

Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	522,000	507,653

Paper & Related Products - 0.1%

Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	461,000	454,568

Pipelines - 0.2%

Energy Transfer Partners LP Senior Notes 2.50% due 06/15/2018	261,000	259,204
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	456,000	451,519

		710,723

Real Estate Investment Trusts - 0.1%

Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	406,000	390,525

Special Purpose Entity - 0.7%

Hartford Life Institutional Funding FRS Senior Sec. Notes 2.42% due 05/08/2018*(3)	3,000,000	3,035,160

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	270,000	238,104

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,880,000	1,710,800

Telecom Services - 0.4%

Qwest Corp. Senior Notes 7.20% due 11/10/2026	2,000,000	2,005,000

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	428,000	390,129

Total U.S. Corporate Bonds & Notes
(cost $84,454,161)		83,644,518

FOREIGN CORPORATE BONDS & NOTES - 6.0%
Banks-Commercial - 1.1%

Banco Santander Chile FRS Senior Notes 1.19% due 04/11/2017*	800,000	793,712
Barclays Bank PLC FRS Senior Notes 0.19% due 03/10/2017	2,466,000	2,419,146
BNP Paribas LLC FRS Company Guar. Notes 0.00% due 04/03/2017	674,000	654,656
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,000,000	977,444

		4,844,958

Banks-Money Center - 0.3%

ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022	1,000,000	1,052,480
Royal Bank of Scotland NV Company Guar. Notes 4.65% due 06/04/2018	300,000	311,476

		1,363,956

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	320,000	284,000

Diversified Banking Institutions - 2.9%

Royal Bank of Scotland PLC FRS Company Guar. Notes 1.55% due 03/31/2018	2,000,000	1,981,454
Societe Generale SA FRS Company Guar. Notes 0.00% due 05/03/2023(3)	10,000,000	9,425,000
UBS AG VRS Sub. Notes 4.75% due 05/22/2023	1,800,000	1,832,854

		13,239,308

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	350,000	342,288
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018	509,000	435,195

		777,483

Gold Mining - 0.5%

Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	789,000	755,389
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	462,000	407,798
Kinross Gold Corp. Company Guar. Notes 5.13% due 09/01/2021#	475,000	436,344
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	1,036,000	879,311

		2,478,842

Insurance-Multi-line - 0.0%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	150,691

Medical-Generic Drugs - 0.3%

Actavis Funding SCS FRS Company Guar. Notes 1.16% due 09/01/2016	1,066,000	1,065,506
Actavis Funding SCS FRS Company Guar. Notes 1.37% due 03/12/2018	439,000	439,754

		1,505,260

Metal-Diversified - 0.1%

Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	600,000	602,520

Oil Companies-Integrated - 0.1%

Petrobras Global Finance BV FRS Company Guar. Notes 2.43% due 01/15/2019	500,000	440,000

SupraNational Banks - 0.1%

Inter-American Development Bank FRS Notes 0.33% due 01/15/2019	250,000	250,322

Telephone-Integrated - 0.3%

Telefonica Emisiones SAU FRS Company Guar. Notes 0.93% due 06/23/2017	1,200,000	1,195,652

Total Foreign Corporate Bonds & Notes
(cost $28,266,528)		27,132,992

U.S. GOVERNMENT AGENCIES - 3.4%
Federal Home Loan Bank - 0.1%

Federal Home Loan Bank FRS 2.00% due 05/13/2025		500,000	500,936

Federal Home Loan Mtg. Corp. - 2.0%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF
0.65% due 12/15/2038(4)		1,228,504	1,241,601
Series 3925, Class FL
0.65% due 01/15/2041(4)		1,221,100	1,230,109
Series 4001, Class FM
0.70% due 02/15/2042(4)		655,160	660,303
Series 3355, Class BF
0.90% due 08/15/2037(4)		764,438	776,482
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.85% due 04/25/2024(4)		2,500,000	2,478,508
Series 2014-DN1, Class M2
2.40% due 02/25/2024(4)		1,685,000	1,696,089
Series 2015-HQ1, Class M2
2.40% due 03/25/2025(4)		1,000,000	1,002,806

			9,085,898

Federal National Mtg. Assoc. - 1.2%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.80% due 01/25/2024(4)		18,841	18,895
Series 2013-C01, Class M1
2.20% due 10/25/2023(4)		389,644	393,504
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 0.60% due 09/25/2042(4)		1,771,755	1,781,624
Series 2011-103, Class FD
0.65% due 05/25/2040(4)		3,055,524	3,070,591

			5,264,614

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.75% due 02/16/2040(4)		654,365	661,335

Total U.S. Government Agencies
(cost $15,465,747)			15,512,783

U.S. GOVERNMENT TREASURIES - 54.0%
United States Treasury Bonds TIPS(5) - 23.2%

0.75% due 02/15/2045		2,836,807	2,554,641
1.38% due 02/15/2044		4,387,069	4,614,591
1.75% due 01/15/2028		20,387,563	22,720,981
2.00% due 01/15/2026		9,629,702	10,893,976
2.13% due 02/15/2040		2,649,528	3,213,554
2.13% due 02/15/2041		4,543,590	5,549,214
2.50% due 01/15/2029		9,446,645	11,427,984
3.63% due 04/15/2028		13,277,520	17,749,176
3.88% due 04/15/2029		18,506,115	25,722,778

			104,446,895

United States Treasury Notes TIPS(5) - 30.8%

0.13% due 04/15/2016		13,269,398	13,142,065
0.13% due 04/15/2017		19,839,637	19,768,075
0.13% due 04/15/2018		15,070,558	15,057,417
0.13% due 04/15/2019		3,951,043	3,943,994
0.13% due 04/15/2020		1,540,505	1,534,428
0.13% due 07/15/2022		3,631,635	3,550,112
0.13% due 01/15/2023		13,438,750	13,008,293
0.13% due 07/15/2024		5,275,778	5,068,044
0.25% due 01/15/2025		4,533,390	4,372,713
0.63% due 07/15/2021		1,058,690	1,075,632
0.63% due 01/15/2024		1,830,562	1,834,090
1.13% due 01/15/2021		7,090,070	7,386,690
1.25% due 07/15/2020		3,282,360	3,459,128
1.38% due 07/15/2018		10,954,647	11,405,957
1.38% due 01/15/2020		6,620,520	6,975,254
1.88% due 07/15/2019		1,676,280	1,795,889
2.00% due 01/15/2016		6,011,050	6,002,911
2.38% due 01/15/2017		4,732,840	4,869,340
2.38% due 01/15/2025		3,797,580	4,403,708
2.63% due 07/15/2017		9,095,112	9,545,720

			138,199,460

Total U.S. Government Treasuries
(cost $230,340,245)			242,646,355

FOREIGN GOVERNMENT OBLIGATIONS - 10.4%
Sovereign - 10.4%

Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(5)	BRL	9,681,251	2,674,226
Commonwealth of Australia Bonds 2.50% due 09/20/2030(5)	AUD	3,097,600	2,752,378
Commonwealth of Australia Bonds 3.00% due 09/20/2025(5)	AUD	15,471,640	13,728,948
Government of Canada Bonds 1.50% due 12/01/2044(5)	CAD	1,210,286	1,109,478
Government of Canada Bonds 4.25% due 12/01/2021(5)	CAD	18,157,541	17,825,472
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2029(5)	GBP	3,827,374	6,548,514
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2044(5)	GBP	1,174,712	2,336,885

Total Foreign Government Obligations
(cost $55,483,491)			46,975,901

PREFERRED SECURITIES - 2.2%
Banks-Commercial - 0.3%

HSBC USA, Inc. FRS Series F 3.50%#		54,400	1,192,448

Banks-Money Center - 0.1%

UBS Preferred Funding Trust IV FRS 0.90%#		21,000	392,910

Banks-Super Regional - 0.2%

Wells Fargo & Co. FRS 5.85%		40,000	1,024,000

Electric-Integrated - 0.2%

Alabama Power Co. 6.50%		770	20,551
Southern California Edison Co. FRS 4.44%		10,000	1,005,200

			1,025,751

Finance-Consumer Loans - 0.6%

Navient Corp. FRS 1.96%#		84,412	1,960,891
Navient Corp. FRS 2.01%		33,871	764,130

			2,725,021

Insurance-Life/Health - 0.8%

Prudential Financial, Inc. FRS 2.36%		138,486	3,531,393

Total Preferred Securities
(cost $9,989,321)			9,891,523

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.1%
Banks-Commercial - 0.3%

Banco do Brasil SA VRS 9.00% due 06/18/2024*#(6)		800,000	634,000
Corestates Capital II FRS 0.94% due 01/15/2027*		512,000	448,000

			1,082,000

Banks-Fiduciary - 0.2%

UBS Preferred Funding Trust V FRS 6.24% due 05/15/2016#(6)		600,000	609,000

Banks-Super Regional - 0.4%

PNC Preferred Funding Trust II FRS 1.51% due 03/15/2017*(6)		1,000,000	920,000
SunTrust Capital III FRS 0.94% due 03/15/2028		707,000	600,950

			1,520,950

Diversified Banking Institutions - 1.3%

BAC Capital Trust XIV FRS 4.00% due 09/21/2015(6)		1,800,000	1,383,534
BNP Paribas SA FRS 7.44% due 10/23/2017(6)	GBP	200,000	325,698
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(6)		500,000	480,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(6)		783,000	766,851
JP Morgan Chase Capital XIII FRS Series M 1.23% due 09/30/2034		1,039,000	889,644
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)		1,135,000	1,135,000
MUFG Capital Finance 1, Ltd. FRS 6.35% due 07/25/2016(6)		255,000	263,415
Societe Generale SA VRS 6.00% due 01/27/2020*#(6)		700,000	660,658

			5,904,800

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 2.58% due 09/30/2066		1,200,000	1,044,870

Insurance-Life/Health - 0.0%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045		121,000	119,676

Insurance-Multi-line - 1.0%

Genworth Holdings, Inc. FRS 6.15% due 11/15/2066		800,000	403,440
XL Group PLC FRS 6.50% due 04/15/2017(6)		4,083,000	3,215,362
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*		1,000,000	1,035,000

			4,653,802

Insurance-Property/Casualty - 0.1%

ZFS Finance USA Trust II FRS 6.45% due 12/15/2065*		500,000	507,500

Insurance-Reinsurance - 0.2%

Swiss Re Capital I LP FRS 6.85% due 05/25/2016*(6)		1,000,000	1,020,000

Pipelines - 0.1%

DCP Midstream LLC FRS 5.85% due 05/21/2043*		493,000	377,145

Special Purpose Entity - 0.3%

Goldman Sachs Capital III FRS 4.00% due 10/05/2015(6)		1,900,000	1,390,990

Total Preferred Securities/Capital Securities
(cost $20,145,055)			18,230,733

Total Long-Term Investment Securities
(cost $445,447,673)			445,323,428

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Certificates of Deposit - 0.7%

Banco Bilbao Vizcaya Argentaria NY FRS 1.17% due 05/16/2016		3,000,000	2,990,967

Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Prime Portfolio 0.21%(7)(8)		2,109,390	2,109,390

Time Deposits - 0.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015		114,000	114,000

Total Short-Term Investment Securities
(cost $5,219,237)			5,214,357

TOTAL INVESTMENTS (cost $450,666,910)(9)		100.2%	450,537,785
Liabilities in excess of other assets		(0.2)	(770,771)

NET ASSETS		100.0%	$449,767,014

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $26,393,592 representing 5.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2015.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Collateralized Mortgage Obligation
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At August 31, 2015, the Fund had loaned securities with a total value of $2,036,891. This was secured by collateral of $2,109,390, which was received in cash and subsequently invested in short-term investments currently valued at $2,109,390 as reported in the Portfolio of Investments.
(8)	The rate shown is the 7-day yield as of August 31, 2015.
(9)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Dollar

CAD - Canadian Dollar

GBP - British Pound

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$1,288,623	$—	$1,288,623
U.S. Corporate Bonds & Notes:
Special Purpose Entity	—	—	3,035,160	3,035,160
Other Industries	—	80,609,358	—	80,609,358
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	3,814,308	9,425,000	13,239,308
Other Industries	—	13,893,684	—	13,893,684
U.S. Government Agencies	—	15,512,783	—	15,512,783
U.S. Government Treasuries	—	242,646,355	—	242,646,355
Foreign Government Obligations	—	46,975,901	—	46,975,901
Preferred Securities	9,891,523	—	—	9,891,523
Preferred Securities/Capital Securities	—	18,230,733	—	18,230,733
Short-Term Investment Securities:
Registered Investment Companies	2,109,390	—	—	2,109,390
Other Short-Term Investment Securities	—	3,104,967	—	3,104,967

Total Investments at Value	$12,000,913	$426,076,712	$12,460,160	$450,537,785

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2015	$3,042,960	$9,440,000
Accrued discounts	—	—
Accrued premiums	(10,235)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	2,435	—
Change in unrealized depreciation(1)	—	(15,000)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 8/31/2015	$3,035,160	$9,425,000

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2015 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$2,435	$(15,000)

The Fund’s securities classified as Level 3, with a fair value of $12,460,160 at August 31, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 88.5%
Australia - 5.7%

AGL Energy, Ltd.(1)	50,755	$607,158
Alumina, Ltd.#(1)	197,532	183,254
Amcor, Ltd.(1)	93,991	917,196
AMP, Ltd.(1)	227,997	959,367
APA Group(1)	84,538	525,115
Aristocrat Leisure, Ltd.(1)	40,794	243,567
Asciano, Ltd.(1)	76,186	460,014
ASX, Ltd.(1)	14,935	417,344
Aurizon Holdings, Ltd.(1)	161,995	571,368
AusNet Services(1)	131,509	121,653
Australia & New Zealand Banking Group, Ltd.(1)	210,925	4,188,083
Bank of Queensland, Ltd.(1)	27,861	250,017
Bendigo & Adelaide Bank, Ltd.(1)	33,627	261,158
BGP Holdings PLC†(2)(3)	835,027	0
BHP Billiton, Ltd.(1)	246,625	4,525,936
Boral, Ltd.(1)	61,189	244,734
Brambles, Ltd.(1)	121,910	850,040
Caltex Australia, Ltd.(1)	20,446	463,445
CIMIC Group, Ltd.(1)	7,987	132,931
Coca-Cola Amatil, Ltd.(1)	44,505	265,170
Cochlear, Ltd.(1)	4,434	268,828
Commonwealth Bank of Australia(1)	124,080	6,623,004
Computershare, Ltd.(1)	36,757	257,649
Crown Resorts, Ltd.#(1)	28,179	228,435
CSL, Ltd.(1)	36,297	2,363,141
Dexus Property Group(1)	72,260	377,124
Federation Centres(1)	388,113	779,311
Flight Centre Travel Group, Ltd.#(1)	4,399	115,758
Fortescue Metals Group, Ltd.#(1)	128,473	172,780
Goodman Group(1)	133,938	578,786
GPT Group(1)	130,772	417,624
Harvey Norman Holdings, Ltd.#(1)	41,371	127,058
Healthscope, Ltd.(1)	85,336	161,026
Iluka Resources, Ltd.#(1)	32,753	172,062
Incitec Pivot, Ltd.(1)	129,131	321,321
Insurance Australia Group, Ltd.#(1)	181,806	655,345
Lend Lease Group(1)	42,775	422,122
Macquarie Group, Ltd.(1)	22,533	1,215,907
Medibank Private, Ltd.(1)	210,107	347,725
Mirvac Group(1)	287,211	357,340
National Australia Bank, Ltd.(1)	198,576	4,400,522
Newcrest Mining, Ltd.†(1)	58,287	467,774
Orica, Ltd.#(1)	29,022	325,644
Origin Energy, Ltd.(1)	84,611	493,592
Platinum Asset Management, Ltd.#(1)	17,244	82,991
Qantas Airways, Ltd.†(1)	42,254	100,741
QBE Insurance Group, Ltd.(1)	103,202	966,872
Ramsay Health Care, Ltd.(1)	10,350	459,657
REA Group, Ltd.#(1)	4,157	122,082
Rio Tinto, Ltd.(1)	33,396	1,194,108
Santos, Ltd.#(1)	74,449	269,791
Scentre Group(1)	404,061	1,091,190
Seek, Ltd.#(1)	25,888	227,121
Sonic Healthcare, Ltd.(1)	29,633	435,409
South32, Ltd.†(1)	408,752	441,655
Stockland(1)	180,497	500,443
Suncorp Group, Ltd.(1)	99,549	908,145
Sydney Airport(1)	84,807	345,612
Tabcorp Holdings, Ltd.(1)	58,533	191,821
Tatts Group, Ltd.(1)	108,548	282,879
Telstra Corp., Ltd.(1)	325,547	1,331,910
TPG Telecom, Ltd.#(1)	21,960	146,633
Transurban Group(1)	144,228	989,689
Treasury Wine Estates, Ltd.(1)	50,378	212,281
Wesfarmers, Ltd.(1)	86,534	2,502,639
Westfield Corp.(1)	150,757	1,044,924
Westpac Banking Corp.(1)	238,355	5,269,946
Woodside Petroleum, Ltd.(1)	56,890	1,318,263
Woolworths, Ltd.#(1)	97,394	1,828,910
WorleyParsons, Ltd.#(1)	15,753	84,126

		60,187,266

Austria - 0.2%

ANDRITZ AG(1)	5,683	271,792
Erste Group Bank AG†(1)	21,641	641,748
OMV AG(1)	11,211	287,530
Raiffeisen Bank International AG†(1)	9,092	123,001
Voestalpine AG(1)	8,648	314,956

		1,639,027

Belgium - 1.2%

Ageas(1)	15,818	645,140
Anheuser-Busch InBev NV(1)	61,089	6,662,526
Colruyt SA(1)	5,803	282,447
Delhaize Group SA(1)	8,072	720,347
Groupe Bruxelles Lambert SA(1)	6,303	489,481
KBC Groep NV(1)	19,283	1,273,097
Proximus(1)	11,801	422,992
Solvay SA#(1)	4,600	539,097
Telenet Group Holding NV†#(1)	4,104	231,270
UCB SA(1)	9,717	732,765
Umicore SA#(1)	7,186	286,321

		12,285,483

Bermuda - 0.2%

Cheung Kong Infrastructure Holdings, Ltd.(1)	46,000	381,069
First Pacific Co., Ltd.(1)	182,000	117,830
Kerry Properties, Ltd.(1)	49,500	147,531
Li & Fung, Ltd.#(1)	446,000	292,900
Noble Group, Ltd.#(1)	333,000	128,396
NWS Holdings, Ltd.(1)	114,000	144,096
Seadrill, Ltd.#(1)	28,740	225,961
Shangri-La Asia, Ltd.(1)	80,000	78,291
Yue Yuen Industrial Holdings, Ltd.(1)	55,000	196,144

		1,712,218

Cayman Islands - 0.6%

ASM Pacific Technology, Ltd.#(1)	18,500	143,816
Cheung Kong Property Holdings, Ltd.†(1)	215,808	1,511,308
CK Hutchison Holdings, Ltd.(1)	215,808	2,872,401
HKT Trust & HKT, Ltd.(1)	204,000	236,044
MGM China Holdings, Ltd.(1)	73,600	122,681
Sands China, Ltd.(1)	185,600	639,697
WH Group, Ltd.†*(1)	448,000	234,424
Wynn Macau, Ltd.#(1)	120,400	185,696

		5,946,067

Denmark - 1.6%

AP Moeller - Maersk A/S, Series A(1)	295	491,227
AP Moeller - Maersk A/S, Series B(1)	548	929,882
Carlsberg A/S, Class B#(1)	8,260	621,491

Coloplast A/S, Class B(1)	8,636	586,786
Danske Bank A/S(1)	53,590	1,654,518
DSV A/S(1)	14,033	500,301
ISS A/S(1)	11,175	388,285
Novo Nordisk A/S, Class B(1)	144,492	7,988,328
Novozymes A/S, Class B(1)	18,636	810,339
Pandora A/S(1)	8,943	1,030,053
TDC A/S(1)	62,075	392,017
Tryg A/S(1)	8,340	163,379
Vestas Wind Systems A/S(1)	17,117	910,893
William Demant Holding A/S†(1)	1,754	142,243

		16,609,742

Finland - 0.7%

Elisa Oyj(1)	11,218	372,645
Fortum Oyj(1)	34,254	556,459
Kone Oyj, Class B#(1)	24,104	952,080
Metso Oyj(1)	8,711	214,603
Neste Oyj(1)	9,796	250,495
Nokia Oyj(1)	279,526	1,738,194
Nokian Renkaat Oyj#(1)	8,774	235,929
Orion Oyj, Class B(1)	7,747	306,385
Sampo Oyj, Class A(1)	34,169	1,645,901
Stora Enso Oyj, Class R(1)	42,854	379,161
UPM-Kymmene Oyj(1)	41,298	685,303
Wartsila Oyj Abp(1)	11,451	473,413

		7,810,568

France - 8.4%

Accor SA(1)	15,928	752,177
Aeroports de Paris(1)	2,302	263,636
Air Liquide SA(1)	26,301	3,135,247
Alcatel-Lucent†(1)	218,838	729,737
Alstom SA†#(1)	16,675	517,017
Arkema SA(1)	4,967	348,609
Atos SE(1)	6,139	464,162
AXA SA(1)	148,470	3,739,955
BNP Paribas SA(1)	80,934	5,073,577
Bollore SA(1)	65,735	354,703
Bouygues SA(1)	15,289	578,573
Bureau Veritas SA(1)	19,989	455,988
Cap Gemini SA(1)	11,752	1,051,118
Carrefour SA(1)	41,820	1,353,844
Casino Guichard Perrachon SA(1)	4,374	275,821
Christian Dior SE(1)	4,195	774,867
Cie de Saint-Gobain(1)	36,238	1,656,148
Cie Generale des Etablissements Michelin(1)	14,446	1,395,301
CNP Assurances(1)	13,363	205,779
Credit Agricole SA(1)	77,324	1,047,317
Danone SA(1)	44,511	2,754,396
Dassault Systemes(1)	9,964	690,654
Edenred(1)	15,896	336,428
Electricite de France SA(1)	18,697	404,090
Engie(1)	110,824	1,983,344
Essilor International SA(1)	15,747	1,869,421
Eurazeo SA(1)	3,116	202,265
Eutelsat Communications SA(1)	11,799	354,676
Fonciere Des Regions(1)	2,208	184,071
Gecina SA(1)	2,640	331,750
Groupe Eurotunnel SE(1)	36,473	492,485
Hermes International(1)	2,007	710,524
ICADE(1)	2,881	206,328
Iliad SA(1)	2,047	459,372
Imerys SA(1)	2,665	183,125
JCDecaux SA(1)	5,180	185,714
Kering(1)	5,771	984,737
Klepierre(1)	13,977	612,627
L’Oreal SA(1)	19,293	3,288,278
Lafarge SA#(1)	14,268	909,131
Lagardere SCA(1)	9,521	258,002
Legrand SA(1)	20,150	1,157,388
LVMH Moet Hennessy Louis Vuitton SE(1)	21,396	3,558,453
Natixis SA(1)	71,670	454,678
Numericable-SFR SAS†(1)	7,476	381,780
Orange SA(1)	141,758	2,235,910
Pernod Ricard SA(1)	16,393	1,717,588
Peugeot SA†(1)	30,558	525,852
Publicis Groupe SA(1)	14,170	1,006,205
Remy Cointreau SA(1)	1,868	110,419
Renault SA(1)	14,699	1,214,984
Rexel SA(1)	20,699	317,184
Safran SA(1)	22,172	1,723,206
Sanofi(1)	90,258	8,875,547
Schneider Electric SE(1)	42,162	2,650,652
SCOR SE(1)	11,847	416,099
Societe BIC SA(1)	2,238	354,161
Societe Generale SA(1)	55,414	2,684,454
Sodexo SA(1)	7,379	646,305
Suez Environnement Co.(1)	21,762	390,823
Technip SA(1)	7,801	424,484
Thales SA(1)	7,184	494,185
TOTAL SA(1)	163,594	7,442,750
Unibail-Rodamco SE(1)	7,523	1,946,385
Valeo SA(1)	5,872	735,884
Vallourec SA#(1)	8,558	109,226
Veolia Environnement SA(1)	34,199	748,474
Vinci SA(1)	35,943	2,310,410
Vivendi SA(1)	87,559	2,156,931
Wendel SA(1)	2,485	318,084
Zodiac Aerospace(1)	14,647	443,566

		89,127,061

Germany - 7.9%

adidas AG#(1)	16,215	1,213,988
Allianz SE(1)	34,991	5,585,705
Axel Springer SE(1)	3,084	186,813
BASF SE(1)	70,144	5,653,230
Bayer AG(1)	62,819	8,526,292
Bayerische Motoren Werke AG#(1)	25,357	2,341,690
Bayerische Motoren Werke AG(1) (Preference Shares)	4,168	303,131
Beiersdorf AG#(1)	7,835	648,731
Brenntag AG(1)	11,672	649,393
Commerzbank AG†#(1)	81,030	908,788

Continental AG#(1)	8,440	1,794,751
Daimler AG#(1)	73,582	5,918,025
Deutsche Bank AG#(1)	105,766	3,119,993
Deutsche Boerse AG(1)	14,904	1,334,278
Deutsche Lufthansa AG†(1)	18,384	223,957
Deutsche Post AG(1)	74,042	2,040,367
Deutsche Telekom AG#(1)	243,167	4,160,040
Deutsche Wohnen AG (BR)(1)	22,489	590,108
E.ON SE#(1)	153,272	1,737,404
Evonik Industries AG(1)	7,028	261,871
Fraport AG Frankfurt Airport Services Worldwide(1)	2,902	175,446
Fresenius Medical Care AG & Co. KGaA#(1)	16,752	1,283,467
Fresenius SE & Co. KGaA(1)	29,283	2,070,829
Fuchs Petrolub SE(1) (Preference Shares)	5,656	244,039
GEA Group AG(1)	13,910	543,634
Hannover Rueck SE(1)	4,685	475,854
HeidelbergCement AG(1)	10,976	829,645
Henkel AG & Co. KGaA(1)	7,946	728,147
Henkel AG & Co. KGaA#(1) (Preference Shares)	13,665	1,430,691
HUGO BOSS AG#(1)	5,087	581,900
Infineon Technologies AG#(1)	87,377	956,322
K+S AG(1)	13,462	503,573
Kabel Deutschland Holding AG†(1)	1,703	230,975
LANXESS AG#(1)	7,163	364,123
Linde AG(1)	14,239	2,475,044
MAN SE#(1)	2,728	286,459
Merck KGaA(1)	9,795	935,505
METRO AG(1)	12,621	368,667
Muenchener Rueckversicherungs-Gesellschaft AG(1)	13,281	2,441,807
OSRAM Licht AG(1)	7,019	371,257
Porsche Automobil Holding SE(1) (Preference Shares)	11,930	832,000
ProSiebenSat.1 Media SE(1)	16,677	812,432
RWE AG#(1)	37,591	564,735
SAP SE(1)	74,673	5,026,506
Siemens AG(1)	60,735	6,028,947
Symrise AG#(1)	9,400	567,405
Telefonica Deutschland Holding AG#(1)	45,185	275,013
ThyssenKrupp AG#(1)	27,976	607,080
TUI AG(1)	16,390	289,752
United Internet AG(1)	9,138	444,358
Volkswagen AG#(1)	2,675	500,273
Volkswagen AG(1) (Preference Shares)	12,514	2,380,217
Vonovia SE†(1)	26,173	856,528

		83,681,185

Hong Kong - 1.9%

AIA Group, Ltd.(1)	915,400	5,036,769
Bank of East Asia, Ltd.(1)	96,600	332,512
BOC Hong Kong Holdings, Ltd.(1)	289,000	972,739
Cathay Pacific Airways, Ltd.(1)	90,000	161,946
CLP Holdings, Ltd.(1)	145,000	1,204,808
Galaxy Entertainment Group, Ltd.(1)	178,000	568,358
Hang Lung Properties, Ltd.(1)	171,000	386,023
Hang Seng Bank, Ltd.(1)	58,900	1,045,584
Henderson Land Development Co., Ltd.(1)	88,000	541,022
Hong Kong & China Gas Co., Ltd.(1)	532,400	1,001,824
Hong Kong Exchanges and Clearing, Ltd.(1)	85,000	1,990,263
Hysan Development Co., Ltd.(1)	47,000	188,357
Link REIT(1)	178,000	944,832
MTR Corp., Ltd.(1)	109,500	485,352
New World Development Co., Ltd.(1)	398,000	402,133
PCCW, Ltd.(1)	310,000	161,618
Power Assets Holdings, Ltd.(1)	105,500	904,532
Sino Land Co., Ltd.(1)	226,000	337,404
SJM Holdings, Ltd.#(1)	148,000	133,305
Sun Hung Kai Properties, Ltd.(1)	129,000	1,628,566
Swire Pacific, Ltd., Class A(1)	48,000	527,394
Swire Properties, Ltd.(1)	88,800	272,080
Techtronic Industries Co., Ltd.(1)	104,500	379,123
Wharf Holdings, Ltd.(1)	103,000	580,321
Wheelock & Co., Ltd.(1)	67,000	304,224

		20,491,089

Ireland - 0.4%

Bank of Ireland†(1)	2,119,954	843,565
CRH PLC(1)	62,285	1,859,829
James Hardie Industries PLC CDI(1)	35,168	437,078
Kerry Group PLC, Class A(1)	12,203	905,719
Ryanair Holdings PLC(1)	14,287	196,960

		4,243,151

Isle of Man - 0.0%

Genting Singapore PLC#(1)	469,000	254,352

Israel - 0.6%

Azrieli Group(1)	2,769	109,125
Bank Hapoalim BM(1)	81,463	412,986
Bank Leumi Le-Israel BM†(1)	102,146	372,059
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	147,227	264,411
Delek Group, Ltd.(1)	361	85,023
Israel Chemicals, Ltd.(1)	34,306	193,066
Israel Corp., Ltd.(1)	207	62,675
Mizrahi Tefahot Bank, Ltd.(1)	10,606	123,462
NICE Systems, Ltd.(1)	4,513	279,280
Teva Pharmaceutical Industries, Ltd.(1)	65,786	4,246,028

		6,148,115

Italy - 2.0%

Assicurazioni Generali SpA(1)	90,574	1,651,350
Atlantia SpA(1)	32,184	861,606
Banca Monte dei Paschi di Siena SpA†(1)	16,206	34,014
Banco Popolare SC†(1)	28,292	485,756
Enel Green Power SpA#(1)	135,300	257,061
Enel SpA(1)	536,508	2,405,047

Eni SpA(1)	195,650	3,196,674
EXOR SpA(1)	7,743	354,287
Finmeccanica SpA†(1)	30,471	410,358
Intesa Sanpaolo SpA(1)	969,103	3,534,358
Intesa Sanpaolo SpA RSP(1)	72,633	239,757
Luxottica Group SpA(1)	12,980	875,273
Mediobanca SpA(1)	46,173	460,586
Pirelli & C. SpA(1)	18,387	307,800
Prysmian SpA(1)	15,708	334,431
Saipem SpA†#(1)	20,254	195,104
Snam SpA(1)	157,294	767,034
Telecom Italia SpA†#(1)	789,877	960,516
Telecom Italia SpA RSP(1)	471,452	473,003
Terna Rete Elettrica Nazionale SpA(1)	117,022	543,514
UniCredit SpA(1)	363,959	2,378,172
Unione di Banche Italiane SCpA(1)	66,263	516,817
UnipolSai SpA(1)	69,887	159,269

		21,401,787

Japan - 20.3%

ABC-Mart, Inc.(1)	1,900	115,084
Acom Co., Ltd.†#(1)	30,900	139,963
Advantest Corp.#(1)	11,800	98,095
Aeon Co., Ltd.#(1)	48,800	733,805
AEON Financial Service Co., Ltd.#(1)	8,600	194,646
Aeon Mall Co., Ltd.(1)	8,700	146,335
Air Water, Inc.(1)	12,000	191,300
Aisin Seiki Co., Ltd.(1)	14,700	528,871
Ajinomoto Co., Inc.(1)	43,000	946,697
Alfresa Holdings Corp.(1)	13,500	245,767
Amada Holdings Co., Ltd.(1)	26,000	227,717
ANA Holdings, Inc.(1)	90,000	263,054
Aozora Bank, Ltd.(1)	88,000	321,369
Asahi Glass Co., Ltd.(1)	78,000	462,665
Asahi Group Holdings, Ltd.(1)	29,600	974,823
Asahi Kasei Corp.(1)	96,000	764,455
Asics Corp.#(1)	12,400	361,804
Astellas Pharma, Inc.(1)	164,900	2,440,292
Bandai Namco Holdings, Inc.(1)	13,600	314,164
Bank of Kyoto, Ltd.(1)	26,000	280,826
Bank of Yokohama, Ltd.(1)	88,000	536,529
Benesse Holdings, Inc.#(1)	5,000	132,359
Bridgestone Corp.(1)	50,100	1,675,404
Brother Industries, Ltd.(1)	18,000	245,235
Calbee, Inc.#(1)	5,500	209,676
Canon, Inc.(1)	80,900	2,473,277
Casio Computer Co., Ltd.#(1)	16,100	308,916
Central Japan Railway Co.(1)	11,000	1,796,304
Chiba Bank, Ltd.(1)	56,000	406,911
Chiyoda Corp.#(1)	11,000	79,061
Chubu Electric Power Co., Inc.(1)	49,700	767,492
Chugai Pharmaceutical Co., Ltd.#(1)	17,100	639,062
Chugoku Bank, Ltd.(1)	12,900	190,524
Chugoku Electric Power Co., Inc.#(1)	22,900	334,229
Citizen Holdings Co., Ltd.#(1)	20,200	152,470
COLOPL, Inc.#(1)	3,779	67,928
Credit Saison Co., Ltd.#(1)	11,300	226,257
Dai Nippon Printing Co., Ltd.(1)	43,000	441,282
Dai-ichi Life Insurance Co., Ltd.#(1)	82,200	1,490,210
Daicel Corp.(1)	20,000	263,101
Daihatsu Motor Co., Ltd.#(1)	14,700	179,107
Daiichi Sankyo Co., Ltd.(1)	48,500	927,451
Daikin Industries, Ltd.#(1)	17,900	1,064,170
Daito Trust Construction Co., Ltd.(1)	5,400	589,687
Daiwa House Industry Co., Ltd.#(1)	46,200	1,130,842
Daiwa Securities Group, Inc.(1)	127,000	879,558
Denso Corp.(1)	37,300	1,663,689
Dentsu, Inc.#(1)	16,700	858,313
Don Quijote Holdings Co., Ltd.(1)	9,000	347,428
East Japan Railway Co.(1)	25,900	2,385,968
Eisai Co., Ltd.(1)	19,200	1,308,917
Electric Power Development Co., Ltd.(1)	10,800	337,448
FamilyMart Co., Ltd.(1)	4,500	208,125
FANUC Corp.(1)	15,800	2,558,916
Fast Retailing Co., Ltd.#(1)	4,000	1,623,948
Fuji Electric Co., Ltd.(1)	43,000	170,417
Fuji Heavy Industries, Ltd.(1)	45,400	1,592,622
FUJIFILM Holdings Corp.(1)	35,500	1,456,521
Fujitsu, Ltd.(1)	140,000	692,396
Fukuoka Financial Group, Inc.(1)	58,000	287,062
GungHo Online Entertainment, Inc.#(1)	31,300	93,968
Gunma Bank, Ltd.(1)	28,000	186,988
Hachijuni Bank, Ltd.(1)	31,000	213,193
Hakuhodo DY Holdings, Inc.(1)	17,900	178,566
Hamamatsu Photonics KK(1)	10,600	262,910
Hankyu Hanshin Holdings, Inc.(1)	87,000	523,175
Hikari Tsushin, Inc.(1)	1,200	79,746
Hino Motors, Ltd.#(1)	19,300	211,700
Hirose Electric Co., Ltd.(1)	2,400	273,121
Hiroshima Bank, Ltd.(1)	38,000	213,889
Hisamitsu Pharmaceutical Co., Inc.#(1)	4,300	148,143
Hitachi Chemical Co., Ltd.(1)	8,000	122,473
Hitachi Construction Machinery Co., Ltd.(1)	8,300	120,370
Hitachi High-Technologies Corp.(1)	4,700	105,404
Hitachi Metals, Ltd.(1)	17,000	214,915
Hitachi, Ltd.(1)	369,000	2,065,831
Hokuhoku Financial Group, Inc.(1)	92,000	207,084
Hokuriku Electric Power Co.#(1)	13,000	187,253
Honda Motor Co., Ltd.(1)	124,900	3,929,642
Hoya Corp.(1)	32,800	1,279,428
Hulic Co., Ltd.#(1)	18,400	168,454
Ibiden Co., Ltd.#(1)	9,100	128,207
Idemitsu Kosan Co., Ltd.#(1)	6,700	116,425
IHI Corp.(1)	104,000	321,599
Iida Group Holdings Co., Ltd.(1)	12,400	218,732
Inpex Corp.#(1)	72,500	740,565
Isetan Mitsukoshi Holdings, Ltd.#(1)	25,600	410,682
Isuzu Motors, Ltd.(1)	46,200	524,695
ITOCHU Corp.(1)	120,700	1,450,207
ITOCHU Techno-Solutions Corp.(1)	3,400	74,591
Iyo Bank, Ltd.(1)	18,600	207,593
J. Front Retailing Co., Ltd.(1)	18,400	297,787
Japan Airlines Co., Ltd.(1)	9,300	329,685

Japan Airport Terminal Co., Ltd.#(1)	3,200	142,555
Japan Display, Inc.†#(1)	26,800	84,261
Japan Exchange Group, Inc.(1)	19,900	616,905
Japan Prime Realty Investment Corp.#(1)	59	190,943
Japan Real Estate Investment Corp.(1)	91	381,613
Japan Retail Fund Investment Corp.(1)	176	323,665
Japan Tobacco, Inc.(1)	84,100	2,992,200
JFE Holdings, Inc.#(1)	37,800	590,454
JGC Corp.#(1)	15,000	218,839
Joyo Bank, Ltd.(1)	51,000	271,768
JSR Corp.#(1)	13,700	214,751
JTEKT Corp.(1)	15,600	219,251
JX Holdings, Inc.#(1)	176,100	686,713
Kajima Corp.#(1)	63,000	353,412
Kakaku.com, Inc.#(1)	11,300	179,080
Kamigumi Co., Ltd.(1)	17,000	142,111
Kaneka Corp.(1)	21,000	170,040
Kansai Electric Power Co., Inc.†(1)	54,000	671,587
Kansai Paint Co., Ltd.#(1)	17,000	264,529
Kao Corp.(1)	38,300	1,747,476
Kawasaki Heavy Industries, Ltd.(1)	109,000	410,711
KDDI Corp.(1)	134,700	3,342,696
Keihan Electric Railway Co., Ltd.#(1)	38,000	244,448
Keikyu Corp.#(1)	35,000	280,445
Keio Corp.(1)	44,000	329,104
Keisei Electric Railway Co., Ltd.#(1)	20,000	212,612
Keyence Corp.(1)	3,500	1,620,167
Kikkoman Corp.#(1)	12,000	384,927
Kintetsu Group Holdings Co., Ltd.#(1)	140,000	498,483
Kirin Holdings Co., Ltd.(1)	62,900	921,666
Kobe Steel, Ltd.(1)	234,000	313,306
Koito Manufacturing Co., Ltd.(1)	7,400	252,956
Komatsu, Ltd.(1)	71,600	1,184,790
Konami Corp.(1)	7,600	166,637
Konica Minolta, Inc.(1)	37,200	408,227
Kubota Corp.(1)	85,000	1,326,526
Kuraray Co., Ltd.(1)	26,500	312,532
Kurita Water Industries, Ltd.(1)	7,700	159,925
Kyocera Corp.(1)	24,600	1,204,329
Kyowa Hakko Kirin Co., Ltd.#(1)	16,000	268,234
Kyushu Electric Power Co., Inc.†#(1)	33,000	392,407
Lawson, Inc.#(1)	4,900	348,896
LIXIL Group Corp.#(1)	20,400	420,156
M3, Inc.#(1)	14,900	343,813
Mabuchi Motor Co., Ltd.(1)	3,600	167,287
Makita Corp.(1)	9,200	520,777
Marubeni Corp.(1)	125,000	684,017
Marui Group Co., Ltd.#(1)	18,300	220,680
Maruichi Steel Tube, Ltd.#(1)	3,500	88,891
Mazda Motor Corp.(1)	41,700	716,172
McDonald’s Holdings Co. Japan, Ltd.#(1)	5,000	110,024
Medipal Holdings Corp.(1)	10,300	177,738
MEIJI Holdings Co., Ltd.(1)	4,600	747,107
Minebea Co., Ltd.(1)	24,000	286,858
Miraca Holdings, Inc.(1)	4,300	183,940
Mitsubishi Chemical Holdings Corp.(1)	105,000	595,266
Mitsubishi Corp.(1)	106,000	1,965,478
Mitsubishi Electric Corp.(1)	148,000	1,471,012
Mitsubishi Estate Co., Ltd.(1)	96,000	2,057,057
Mitsubishi Gas Chemical Co., Inc.(1)	28,000	136,329
Mitsubishi Heavy Industries, Ltd.#(1)	232,000	1,105,673
Mitsubishi Logistics Corp.#(1)	8,000	96,581
Mitsubishi Materials Corp.(1)	84,000	268,953
Mitsubishi Motors Corp.(1)	50,000	382,575
Mitsubishi Tanabe Pharma Corp.(1)	17,100	301,587
Mitsubishi UFJ Financial Group, Inc.(1)	968,100	6,364,084
Mitsubishi UFJ Lease & Finance Co., Ltd.#(1)	38,300	184,301
Mitsui & Co., Ltd.(1)	130,700	1,701,933
Mitsui Chemicals, Inc.#(1)	61,000	205,995
Mitsui Fudosan Co., Ltd.(1)	71,000	1,961,202
Mitsui OSK Lines, Ltd.#(1)	83,000	233,223
Mixi, Inc.(1)	2,800	95,981
Mizuho Financial Group, Inc.(1)	1,771,200	3,618,761
MS&AD Insurance Group Holdings, Inc.(1)	38,500	1,209,487
Murata Manufacturing Co., Ltd.(1)	15,300	2,220,352
Nabtesco Corp.(1)	8,800	175,077
Nagoya Railroad Co., Ltd.#(1)	63,000	250,426
NEC Corp.(1)	199,000	626,896
Nexon Co., Ltd.(1)	10,000	138,684
NGK Insulators, Ltd.#(1)	20,000	448,729
NGK Spark Plug Co., Ltd.#(1)	14,000	343,377
NH Foods, Ltd.(1)	12,000	276,661
NHK Spring Co., Ltd.(1)	12,200	117,743
Nidec Corp.(1)	16,600	1,302,900
Nikon Corp.#(1)	26,100	333,981
Nintendo Co., Ltd.#(1)	8,000	1,644,701
Nippon Building Fund, Inc.(1)	105	440,288
Nippon Electric Glass Co., Ltd.#(1)	29,000	127,860
Nippon Express Co., Ltd.(1)	65,000	313,945
Nippon Paint Holdings Co., Ltd.#(1)	12,000	246,098
Nippon Prologis REIT, Inc.(1)	101	183,176
Nippon Steel & Sumitomo Metal Corp.(1)	583,000	1,196,125
Nippon Telegraph & Telephone Corp.(1)	57,600	2,199,998
Nippon Yusen KK(1)	123,000	322,223
Nissan Motor Co., Ltd.(1)	191,600	1,725,036
Nisshin Seifun Group, Inc.(1)	16,200	220,705
Nissin Foods Holdings Co., Ltd.#(1)	4,500	213,373
Nitori Holdings Co., Ltd.(1)	5,200	412,608
Nitto Denko Corp.(1)	12,100	811,419
NOK Corp.(1)	7,200	177,317
Nomura Holdings, Inc.(1)	276,700	1,742,694
Nomura Real Estate Holdings, Inc.(1)	9,500	177,722
Nomura Research Institute, Ltd.(1)	8,500	344,151
NSK, Ltd.(1)	35,000	430,291
NTT Data Corp.(1)	9,400	452,161
NTT DOCOMO, Inc.(1)	117,800	2,460,762
NTT Urban Development Corp.(1)	8,700	81,068
Obayashi Corp.(1)	49,000	423,386
Odakyu Electric Railway Co., Ltd.#(1)	47,000	428,073

Oji Holdings Corp.(1)	60,000	277,325
Olympus Corp.(1)	18,400	660,432
Omron Corp.(1)	15,700	588,619
Ono Pharmaceutical Co., Ltd.(1)	6,200	789,266
Oracle Corp. Japan(1)	2,800	116,804
Oriental Land Co., Ltd.#(1)	15,200	836,230
ORIX Corp.(1)	100,600	1,360,275
Osaka Gas Co., Ltd.(1)	143,000	579,837
Otsuka Corp.(1)	3,600	189,576
Otsuka Holdings Co., Ltd.(1)	29,900	1,016,351
Panasonic Corp.(1)	167,130	1,837,204
Park24 Co., Ltd.#(1)	7,600	149,411
Rakuten, Inc.#(1)	61,600	878,410
Recruit Holdings Co., Ltd.#(1)	10,861	333,262
Resona Holdings, Inc.(1)	170,600	860,382
Ricoh Co., Ltd.#(1)	53,800	525,040
Rinnai Corp.#(1)	2,700	201,795
Rohm Co., Ltd.(1)	7,200	391,544
Sankyo Co., Ltd.(1)	3,600	138,116
Sanrio Co., Ltd.#(1)	3,600	118,588
Santen Pharmaceutical Co., Ltd.(1)	28,000	436,192
SBI Holdings, Inc.(1)	15,200	184,068
Secom Co., Ltd.(1)	16,200	1,033,665
Sega Sammy Holdings, Inc.(1)	13,800	144,956
Seibu Holdings, Inc.(1)	9,200	201,081
Seiko Epson Corp.(1)	19,200	311,106
Sekisui Chemical Co., Ltd.(1)	32,000	352,014
Sekisui House, Ltd.(1)	42,400	631,797
Seven & I Holdings Co., Ltd.#(1)	58,100	2,524,445
Seven Bank, Ltd.#(1)	45,600	194,083
Sharp Corp.†#(1)	114,000	166,128
Shikoku Electric Power Co., Inc.#(1)	13,700	213,561
Shimadzu Corp.(1)	17,000	249,150
Shimamura Co., Ltd.#(1)	1,600	147,596
Shimano, Inc.(1)	5,900	790,655
Shimizu Corp.(1)	45,000	439,508
Shin-Etsu Chemical Co., Ltd.(1)	31,500	1,727,291
Shinsei Bank, Ltd.#(1)	125,000	269,119
Shionogi & Co., Ltd.(1)	22,600	883,820
Shiseido Co., Ltd.(1)	27,600	576,445
Shizuoka Bank, Ltd.#(1)	40,000	420,430
Showa Shell Sekiyu KK#(1)	14,300	121,961
SMC Corp.(1)	4,000	969,045
SoftBank Group Corp.(1)	73,400	4,260,208
Sompo Japan Nipponkoa Holdings, Inc.(1)	25,800	851,332
Sony Corp.†(1)	87,800	2,282,083
Sony Financial Holdings, Inc.(1)	13,400	250,289
Stanley Electric Co., Ltd.(1)	10,800	209,799
Sumitomo Chemical Co., Ltd.#(1)	114,000	565,776
Sumitomo Corp.(1)	87,100	921,450
Sumitomo Dainippon Pharma Co., Ltd.#(1)	12,000	127,988
Sumitomo Electric Industries, Ltd.(1)	58,100	795,864
Sumitomo Heavy Industries, Ltd.(1)	42,000	181,950
Sumitomo Metal Mining Co., Ltd.#(1)	40,000	511,518
Sumitomo Mitsui Financial Group, Inc.(1)	97,600	3,980,337
Sumitomo Mitsui Trust Holdings, Inc.#(1)	254,000	1,046,113
Sumitomo Realty & Development Co., Ltd.(1)	27,000	910,314
Sumitomo Rubber Industries, Ltd.(1)	13,300	188,012
Suntory Beverage & Food, Ltd.(1)	10,700	450,886
Suruga Bank, Ltd.(1)	13,000	248,417
Suzuken Co., Ltd.(1)	5,800	198,571
Suzuki Motor Corp.(1)	27,600	936,748
Sysmex Corp.(1)	11,100	671,692
T&D Holdings, Inc.(1)	45,000	603,611
Taiheiyo Cement Corp.(1)	89,000	302,304
Taisei Corp.(1)	78,000	527,372
Taisho Pharmaceutical Holdings Co., Ltd.#(1)	2,400	153,686
Taiyo Nippon Sanso Corp.#(1)	10,000	122,060
Takashimaya Co., Ltd.(1)	20,000	172,516
Takeda Pharmaceutical Co., Ltd.(1)	60,900	2,987,588
TDK Corp.(1)	9,300	579,832
Teijin, Ltd.(1)	71,000	225,121
Terumo Corp.(1)	22,700	620,208
THK Co., Ltd.#(1)	8,600	149,034
Tobu Railway Co., Ltd.#(1)	79,000	351,527
Toho Co., Ltd.(1)	8,500	191,085
Toho Gas Co., Ltd.(1)	30,000	180,403
Tohoku Electric Power Co., Inc.(1)	35,100	480,444
Tokio Marine Holdings, Inc.(1)	53,000	2,128,587
Tokyo Electric Power Co., Inc.†(1)	111,700	762,031
Tokyo Electron, Ltd.(1)	13,300	696,610
Tokyo Gas Co., Ltd.(1)	178,000	971,472
Tokyo Tatemono Co., Ltd.(1)	15,500	194,238
Tokyu Corp.#(1)	87,000	615,722
Tokyu Fudosan Holdings Corp.#(1)	36,900	252,630
TonenGeneral Sekiyu KK#(1)	21,000	212,155
Toppan Printing Co., Ltd.(1)	43,000	357,263
Toray Industries, Inc.#(1)	111,000	978,763
Toshiba Corp.#(1)	308,000	973,462
TOTO, Ltd.#(1)	21,000	308,285
Toyo Seikan Group Holdings, Ltd.#(1)	12,400	202,778
Toyo Suisan Kaisha, Ltd.(1)	6,000	224,675
Toyoda Gosei Co., Ltd.(1)	4,900	95,747
Toyota Industries Corp.(1)	12,500	618,627
Toyota Motor Corp.(1)	207,900	12,292,240
Toyota Tsusho Corp.(1)	16,200	371,907
Trend Micro, Inc.#(1)	7,900	280,126
Unicharm Corp.(1)	28,800	581,095
United Urban Investment Corp.(1)	191	251,174
USS Co., Ltd.(1)	17,099	302,730
West Japan Railway Co.(1)	12,700	857,309
Yahoo Japan Corp.#(1)	110,200	444,256
Yakult Honsha Co., Ltd.#(1)	6,600	367,963
Yamada Denki Co., Ltd.#(1)	51,200	196,793
Yamaguchi Financial Group, Inc.#(1)	15,000	184,663
Yamaha Corp.(1)	12,800	292,003
Yamaha Motor Co., Ltd.#(1)	20,200	388,985
Yamato Holdings Co., Ltd.#(1)	26,800	522,672
Yamazaki Baking Co., Ltd.(1)	7,000	117,621
Yaskawa Electric Corp.#(1)	17,400	198,822

Yokogawa Electric Corp.#(1)	16,200	189,843
Yokohama Rubber Co., Ltd.(1)	7,500	146,767

		214,389,421

Jersey - 1.0%

Experian PLC(1)	75,467	1,272,860
Glencore PLC(1)	845,813	1,913,746
Petrofac, Ltd.#(1)	19,723	268,967
Randgold Resources, Ltd.#(1)	6,735	407,152
Shire PLC(1)	45,195	3,491,379
Wolseley PLC(1)	19,905	1,273,541
WPP PLC(1)	101,068	2,088,724

		10,716,369

Luxembourg - 0.2%

ArcelorMittal#(1)	78,196	605,416
Millicom International Cellular SA SDR(1)	5,078	339,054
RTL Group SA(1)	3,002	261,466
SES SA FDR(1)	23,526	695,933
Subsea 7 SA†#(1)	21,333	184,390
Tenaris SA#(1)	36,410	479,183

		2,565,442

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#(1)	544,000	121,628

Netherlands - 3.0%

Aegon NV(1)	140,574	863,184
Airbus Group SE(1)	45,092	2,918,068
Akzo Nobel NV(1)	18,759	1,266,773
Altice NV, Class A†	19,905	567,903
Altice NV, Class B†	6,635	208,324
ASML Holding NV(1)	26,744	2,443,876
Boskalis Westminster NV(1)	6,682	347,447
CNH Industrial NV#(1)	71,772	564,449
Delta Lloyd NV(1)	15,346	162,618
Fiat Chrysler Automobiles NV†(1)	68,416	958,542
Gemalto NV(1)	6,122	440,544
Heineken Holding NV(1)	7,781	541,914
Heineken NV(1)	17,699	1,397,304
ING Groep NV CVA(1)	295,721	4,499,179
Koninklijke Ahold NV(1)	68,430	1,349,040
Koninklijke DSM NV(1)	13,410	704,267
Koninklijke KPN NV(1)	245,133	952,757
Koninklijke Philips NV(1)	71,350	1,830,986
Koninklijke Vopak NV(1)	5,428	222,641
NN Group NV(1)	14,374	438,407
OCI NV†#(1)	6,560	192,938
QIAGEN NV†(1)	18,621	491,161
Randstad Holding NV(1)	9,820	619,175
RELX NV(1)	76,733	1,179,901
STMicroelectronics NV(1)	50,134	362,843
TNT Express NV(1)	33,779	285,608
Unilever NV CVA(1)	124,819	4,991,354
Wolters Kluwer NV(1)	23,393	738,230

		31,539,433

New Zealand - 0.1%

Auckland International Airport, Ltd.(1)	75,233	236,158
Contact Energy, Ltd.(1)	28,785	94,556
Fletcher Building, Ltd.#(1)	53,865	245,989
Meridian Energy, Ltd.#(1)	94,457	132,444
Mighty River Power, Ltd.#(1)	51,050	89,550
Ryman Healthcare, Ltd.#(1)	29,175	141,531
Spark New Zealand, Ltd.(1)	141,395	303,115

		1,243,343

Norway - 0.5%

DNB ASA(1)	75,662	1,079,779
Gjensidige Forsikring ASA(1)	15,648	231,790
Norsk Hydro ASA(1)	103,911	358,115
Orkla ASA(1)	63,821	469,514
Statoil ASA#(1)	84,465	1,282,067
Telenor ASA(1)	57,190	1,139,802
Yara International ASA(1)	13,858	616,538

		5,177,605

Portugal - 0.1%

Banco Comercial Portugues SA†#(1)	2,719,684	191,977
Banco Espirito Santo SA†(2)(3)	213,818	14,396
EDP-Energias de Portugal SA(1)	178,488	623,248
Galp Energia SGPS SA(1)	29,340	307,635
Jeronimo Martins SGPS SA(1)	19,273	266,337

		1,403,593

Singapore - 1.1%

Ascendas Real Estate Investment Trust(1)	158,000	249,746
CapitaLand Commercial Trust, Ltd.(1)	155,000	146,126
CapitaLand Mall Trust(1)	187,000	253,290
CapitaLand, Ltd.#(1)	197,000	390,374
City Developments, Ltd.(1)	31,000	193,020
ComfortDelGro Corp., Ltd.(1)	157,000	311,063
DBS Group Holdings, Ltd.(1)	132,000	1,648,515
Global Logistic Properties, Ltd.(1)	238,000	374,511
Hutchison Port Holdings Trust#(1)	438,000	229,694
Jardine Cycle & Carriage, Ltd.(1)	8,000	162,204
Keppel Corp., Ltd.#(1)	110,000	533,430
Oversea-Chinese Banking Corp., Ltd.#(1)	226,000	1,420,128
Sembcorp Industries, Ltd.#(1)	75,000	180,308
Sembcorp Marine, Ltd.#(1)	63,000	105,889
Singapore Airlines, Ltd.(1)	42,000	293,754
Singapore Exchange, Ltd.(1)	61,000	313,491
Singapore Press Holdings, Ltd.#(1)	124,000	345,982
Singapore Technologies Engineering, Ltd.(1)	119,000	258,947
Singapore Telecommunications, Ltd.(1)	614,000	1,627,675
StarHub, Ltd.#(1)	46,000	119,184
Suntec Real Estate Investment Trust#(1)	173,000	186,829
United Overseas Bank, Ltd.(1)	97,000	1,322,571
UOL Group, Ltd.#(1)	35,000	155,317
Wilmar International, Ltd.#(1)	146,000	294,953

Yangzijiang Shipbuilding Holdings, Ltd.#(1)	146,000	113,581

		11,230,582

Spain - 3.1%

Abertis Infraestructuras SA(1)	31,448	520,004
ACS Actividades de Construccion y Servicios SA(1)	13,353	432,777
Aena SA†*(1)	5,147	590,756
Amadeus IT Holding SA, Class A(1)	34,185	1,424,706
Banco Bilbao Vizcaya Argentaria SA(1)	476,245	4,410,319
Banco de Sabadell SA#(1)	371,323	790,792
Banco Popular Espanol SA#(1)	136,615	585,022
Banco Santander SA(1)	1,091,535	6,641,104
Bankia SA#(1)	353,009	425,986
Bankinter SA(1)	51,748	389,539
CaixaBank SA#(1)	173,512	750,801
Distribuidora Internacional de Alimentacion SA#(1)	47,731	287,091
Enagas SA(1)	15,529	424,987
Endesa SA(1)	23,965	497,028
Ferrovial SA(1)	33,829	808,150
Gas Natural SDG SA(1)	26,893	545,598
Grifols SA#(1)	11,529	472,336
Iberdrola SA(1)	412,465	2,798,513
Industria de Diseno Textil SA(1)	83,220	2,772,251
International Consolidated Airlines Group SA†(1)	61,901	513,368
Mapfre SA(1)	71,430	210,500
Red Electrica Corp. SA(1)	8,328	664,960
Repsol SA(1)	78,411	1,116,405
Telefonica SA(1)	338,363	4,772,396
Zardoya Otis SA#(1)	12,998	138,532

		32,983,921

Sweden - 2.6%

Alfa Laval AB#(1)	24,073	408,426
Assa Abloy AB, Class B(1)	77,406	1,475,680
Atlas Copco AB, Class A(1)	51,821	1,300,097
Atlas Copco AB, Class B(1)	30,011	680,814
Boliden AB(1)	21,032	345,508
Electrolux AB, Series B(1)	18,646	525,002
Elekta AB, Series B#(1)	28,109	174,940
Getinge AB, Class B(1)	15,438	341,770
Hennes & Mauritz AB, Class B(1)	72,864	2,819,630
Hexagon AB, Class B#(1)	19,700	631,475
Husqvarna AB, Class B(1)	31,435	203,447
ICA Gruppen AB#(1)	5,922	219,412
Industrivarden AB, Class C#(1)	12,344	224,537
Investment AB Kinnevik, Class B#(1)	18,127	509,903
Investor AB, Class B#(1)	35,084	1,256,606
Lundin Petroleum AB†#(1)	16,970	220,739
Nordea Bank AB(1)	234,270	2,759,747
Sandvik AB#(1)	81,291	781,962
Securitas AB, Class B(1)	24,189	307,506
Skandinaviska Enskilda Banken AB, Class A(1)	116,631	1,356,282
Skanska AB, Class B(1)	29,319	572,175
SKF AB, Class B(1)	30,423	578,648
Svenska Cellulosa AB SCA, Class B(1)	45,557	1,295,180
Svenska Handelsbanken AB, Class A(1)	115,407	1,716,590
Swedbank AB, Class A(1)	69,970	1,591,317
Swedish Match AB(1)	15,670	462,123
Tele2 AB, Class B(1)	24,641	244,773
Telefonaktiebolaget LM Ericsson, Class B(1)	233,599	2,275,455
TeliaSonera AB(1)	197,814	1,112,524
Volvo AB, Class B(1)	116,744	1,263,811

		27,656,079

Switzerland - 8.5%

ABB, Ltd.(1)	168,337	3,245,144
Actelion, Ltd.†(1)	7,764	1,057,991
Adecco SA(1)	13,282	1,041,057
Aryzta AG(1)	6,836	350,080
Baloise Holding AG(1)	3,658	446,392
Barry Callebaut AG(1)	170	186,191
Chocoladefabriken Lindt & Spruengli AG(1)	7	470,082
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	70	394,313
Cie Financiere Richemont SA(1)	39,991	2,977,179
Coca-Cola HBC AG CDI(1)	15,242	309,166
Credit Suisse Group AG(1)	117,083	3,144,884
EMS-Chemie Holding AG(1)	638	286,779
Geberit AG(1)	2,869	910,280
Givaudan SA(1)	703	1,209,012
Julius Baer Group, Ltd.(1)	17,359	843,399
Kuehne & Nagel International AG(1)	4,202	559,245
LafargeHolcim, Ltd.†(1)	17,492	1,107,853
Lonza Group AG†(1)	4,067	555,291
Nestle SA(1)	245,283	18,021,181
Novartis AG(1)	174,796	17,085,284
Pargesa Holding SA (BR)(1)	2,378	145,459
Partners Group Holding AG(1)	1,347	433,865
Roche Holding AG(1)	53,438	14,496,528
Schindler Holding AG(1)	1,653	257,068
Schindler Holding AG (Participation Certificate)(1)	3,353	513,621
SGS SA(1)	422	742,177
Sika AG (BR)†(1)	167	551,213
Sonova Holding AG(1)	4,169	542,248
Sulzer AG#(1)	1,857	189,358
Swatch Group AG(1)	3,839	283,159
Swatch Group AG (BR)(1)	2,388	912,950
Swiss Life Holding AG(1)	2,471	577,675
Swiss Prime Site AG(1)	4,446	348,016
Swiss Re AG(1)	26,959	2,308,208
Swisscom AG(1)	1,950	1,052,206
Syngenta AG(1)	7,115	2,461,988
Transocean, Ltd.#(1)	26,925	372,145
UBS Group AG(1)	279,232	5,773,423

Zurich Insurance Group AG(1)	11,432	3,136,602

		89,298,712

United Arab Emirates - 0.0%

Orascom Construction, Ltd.†(1)	3,280	37,642

United Kingdom - 16.6%

3i Group PLC(1)	75,375	563,675
Aberdeen Asset Management PLC(1)	71,615	346,970
Admiral Group PLC(1)	14,649	345,975
Aggreko PLC#(1)	20,010	324,222
Amec Foster Wheeler PLC(1)	29,739	364,620
Anglo American PLC(1)	107,372	1,204,949
Antofagasta PLC#(1)	30,317	280,786
ARM Holdings PLC(1)	107,333	1,512,098
Ashtead Group PLC(1)	38,576	556,327
Associated British Foods PLC(1)	27,549	1,349,845
AstraZeneca PLC(1)	96,767	6,046,847
Aviva PLC(1)	306,128	2,250,540
Babcock International Group PLC(1)	19,102	281,738
BAE Systems PLC(1)	240,773	1,656,971
Barclays PLC(1)	1,258,108	5,027,584
Barratt Developments PLC(1)	75,519	738,612
BG Group PLC(1)	260,765	3,945,191
BHP Billiton PLC(1)	162,127	2,783,346
BP PLC(1)	1,393,609	7,642,235
British American Tobacco PLC(1)	141,524	7,534,405
British Land Co. PLC(1)	73,869	921,293
BT Group PLC(1)	635,530	4,233,937
Bunzl PLC(1)	25,950	686,858
Burberry Group PLC(1)	34,225	736,423
Capita PLC(1)	51,143	962,265
Carnival PLC(1)	14,428	728,695
Centrica PLC(1)	382,058	1,412,485
Cobham PLC(1)	87,133	373,896
Compass Group PLC(1)	126,728	1,999,088
Croda International PLC(1)	10,751	473,521
Diageo PLC(1)	192,036	5,101,703
Direct Line Insurance Group PLC(1)	105,369	566,693
Dixons Carphone PLC(1)	75,550	495,992
easyJet PLC(1)	12,519	320,849
Fresnillo PLC(1)	16,739	158,295
G4S PLC(1)	117,842	460,550
GKN PLC(1)	128,565	568,848
GlaxoSmithKline PLC(1)	372,039	7,621,609
Hammerson PLC(1)	59,759	571,387
Hargreaves Lansdown PLC(1)	18,475	316,146
HSBC Holdings PLC(1)	1,461,684	11,524,387
ICAP PLC(1)	43,101	297,844
IMI PLC(1)	21,048	333,050
Imperial Tobacco Group PLC(1)	73,435	3,527,956
Inmarsat PLC(1)	33,236	496,745
InterContinental Hotels Group PLC(1)	18,598	697,559
Intertek Group PLC(1)	12,588	488,700
Intu Properties PLC#(1)	69,258	340,649
Investec PLC(1)	42,755	348,108
ITV PLC(1)	291,832	1,109,956
J Sainsbury PLC#(1)	95,521	352,800
Johnson Matthey PLC(1)	15,994	656,764
Kingfisher PLC(1)	181,052	981,462
Land Securities Group PLC(1)	60,511	1,152,270
Legal & General Group PLC(1)	453,099	1,740,729
Lloyds Banking Group PLC(1)	4,363,866	5,130,243
London Stock Exchange Group PLC(1)	23,772	915,682
Lonmin PLC†#(1)	8,689	4,647
Marks & Spencer Group PLC(1)	124,458	986,839
Meggitt PLC(1)	61,120	444,143
Melrose Industries PLC(1)	77,784	318,054
Merlin Entertainments PLC*(1)	49,290	293,052
Mondi PLC(1)	27,902	630,340
National Grid PLC(1)	286,848	3,756,282
Next PLC(1)	11,108	1,350,841
Old Mutual PLC(1)	374,646	1,139,250
Pearson PLC(1)	63,277	1,093,397
Persimmon PLC(1)	23,404	747,213
Prudential PLC(1)	196,196	4,227,272
Reckitt Benckiser Group PLC(1)	49,724	4,361,449
RELX PLC(1)	87,286	1,396,145
Rexam PLC(1)	54,162	445,322
Rio Tinto PLC(1)	97,561	3,532,780
Rolls-Royce Holdings PLC(1)	141,166	1,605,008
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	34,251,744	52,559
Royal Bank of Scotland Group PLC†(1)	194,048	991,884
Royal Dutch Shell PLC, Class A(1)	295,808	7,666,948
Royal Dutch Shell PLC, Class B(1)	185,404	4,837,673
Royal Mail PLC(1)	50,063	354,296
RSA Insurance Group PLC(1)	77,858	608,728
SABMiller PLC(1)	73,824	3,427,424
Sage Group PLC(1)	82,128	647,266
Schroders PLC(1)	9,722	419,505
Segro PLC(1)	58,490	373,085
Severn Trent PLC(1)	18,287	578,614
Sky PLC(1)	78,955	1,260,482
Smith & Nephew PLC(1)	69,530	1,230,653
Smiths Group PLC(1)	30,696	527,980
Sports Direct International PLC†(1)	21,654	261,951
SSE PLC(1)	75,180	1,683,248
Standard Chartered PLC(1)	189,005	2,193,216
Standard Life PLC(1)	152,375	969,548
Tate & Lyle PLC(1)	36,031	296,631
Taylor Wimpey PLC(1)	247,838	763,069
Tesco PLC(1)	620,208	1,807,111
Travis Perkins PLC(1)	19,395	604,718
Tullow Oil PLC†#(1)	69,737	237,712
Unilever PLC(1)	98,382	3,936,716
United Utilities Group PLC(1)	51,834	675,408
Vodafone Group PLC(1)	2,015,839	6,956,120
Weir Group PLC(1)	16,616	356,825
Whitbread PLC(1)	14,185	1,035,108
William Hill PLC(1)	68,324	374,965

WM Morrison Supermarkets PLC#(1)	161,680	415,185

		175,439,035

Total Common Stocks
(cost $950,892,931)		935,339,916

EXCHANGE-TRADED FUNDS - 3.5%

iShares MSCI EAFE Index Fund
(cost $40,065,194)	618,136	37,069,616

RIGHTS - 0.0%
Australia - 0.0%

Commonwealth Bank of Australia† Expires 09/08/2015 (Strike price AUD 71.50)
(cost $0)	5,395	13,629

Total Long-Term Investment Securities
(cost $990,958,125)		972,423,161

SHORT-TERM INVESTMENT SECURITIES - 9.2%
Registered Investment Companies - 6.0%

State Street Navigator Securities Lending Prime Portfolio 0.21%(4)(8)	63,403,163	63,403,163

U.S. Government Treasuries - 3.2%

United States Treasury Bills
0.02% due 09/10/2015(5)	$3,600,000	3,599,997
0.03% due 09/03/2015	30,000,000	30,000,000
0.03% due 09/10/2015(5)	50,000	50,000

		33,649,997

Total Short-Term Investment Securities
(cost $97,053,106)		97,053,160

REPURCHASE AGREEMENTS - 4.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(7)
(cost $43,220,000)	43,220,000	43,220,000

TOTAL INVESTMENTS -
(cost $1,131,231,231)(6)	105.3%	1,112,696,321
Liabilities in excess of other assets	(5.3)	(56,078,218)

NET ASSETS -	100.0%	$1,056,618,103

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $1,118,232 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $934,496,734 representing 88.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $14,396 representing 0.0% of net assets.
(4)	At August 31, 2015, the Fund had loaned securities with a total value of $60,266,083. This was secured by collateral of $63,403,163, which was received in cash and subsequently invested in short-term investments currently valued at $63,403,163 as reported in the Portfolio of Investments. Additional collateral of $355,587 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 3.00%	08/15/2039 to 08/15/2039	$3,486
Federal National Mtg. Assoc.	2.00% to 4.00%	01/25/2032 to 07/25/2041	145,100
Government National Mtg. Assoc.	4.00% to 4.00%	09/20/2044 to 09/20/2044	5,382
United States Treasury Bills	0.00%	09/03/2015 to 03/31/2016	7,824
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2015 to 08/15/2044	193,795

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.
(7)	See Note 3 for details of Joint Repurchase Agreements.
(8)	The rate shown is the 7-day yield as of August 31, 2015.

BR - Bearer Shares

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Federal Depositary Receipt

AUD - Australian Dollar

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR - Swedish Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

959	Long	E-Mini MSCI EAFE Index	September 2015	$88,844,832	$83,082,965	$(5,761,867)

Industry Allocation*
Medical-Drugs	8.5%
Banks-Commercial	7.9
Registered Investment Companies	6.0
Diversified Banking Institutions	5.1
Repurchase Agreements	4.1
Auto-Cars/Light Trucks	3.6
Exchange-Traded Funds	3.5
U.S. Government Treasuries	3.2
Oil Companies-Integrated	3.1
Telephone-Integrated	3.0
Food-Misc./Diversified	2.9
Electric-Integrated	2.2
Insurance-Life/Health	2.1
Insurance-Multi-line	1.9
Chemicals-Diversified	1.5
Real Estate Investment Trusts	1.4
Brewery	1.4
Cosmetics & Toiletries	1.4
Tobacco	1.3
Food-Retail	1.2
Transport-Rail	1.1
Real Estate Operations & Development	1.0
Retail-Apparel/Shoe	1.0
Cellular Telecom	0.9
Diversified Minerals	0.9
Gas-Distribution	0.9
Machinery-Electrical	0.9
Diversified Manufacturing Operations	0.8
Electronic Components-Misc.	0.8
Auto/Truck Parts & Equipment-Original	0.8
Metal-Diversified	0.7
Insurance-Property/Casualty	0.7
Beverages-Wine/Spirits	0.7
Import/Export	0.7
Chemicals-Specialty	0.7
Oil Companies-Exploration & Production	0.6
Soap & Cleaning Preparation	0.6
Aerospace/Defense	0.6
Building & Construction-Misc.	0.6
Industrial Gases	0.5
Rubber-Tires	0.5
Building Products-Cement	0.5
Finance-Other Services	0.5
Retail-Jewelry	0.5
Machinery-General Industrial	0.5
Enterprise Software/Service	0.5
Telecom Services	0.5
Real Estate Management/Services	0.5
Building-Residential/Commercial	0.5
Building & Construction Products-Misc.	0.5
Steel-Producers	0.5
Insurance-Reinsurance	0.4
Transport-Services	0.4
Audio/Video Products	0.4
Medical-Generic Drugs	0.4
Finance-Investment Banker/Broker	0.4
Building-Heavy Construction	0.4
Medical Products	0.4
Commercial Services	0.3
Aerospace/Defense-Equipment	0.3
Agricultural Chemicals	0.3
Textile-Apparel	0.3
Multimedia	0.3
Semiconductor Equipment	0.3
Dialysis Centers	0.3
Office Automation & Equipment	0.3
Machinery-Construction & Mining	0.3
Human Resources	0.3
Investment Companies	0.3
Retail-Drug Store	0.3
Diversified Operations	0.3
Hotels/Motels	0.3
Power Converter/Supply Equipment	0.3
Food-Catering	0.3
Industrial Automated/Robotic	0.3
Metal Processors & Fabrication	0.3
Water	0.3
Public Thoroughfares	0.3
Apparel Manufacturers	0.3
Electronic Components-Semiconductors	0.2
Electric Products-Misc.	0.2
Retail-Major Department Stores	0.2
Medical-Biomedical/Gene	0.2
Networking Products	0.2
Photo Equipment & Supplies	0.2
Television	0.2
Computer Services	0.2
Medical Instruments	0.2
Machinery-Farming	0.2
Advertising Agencies	0.2
Distribution/Wholesale	0.2
Advertising Services	0.2
Auto-Heavy Duty Trucks	0.2
Paper & Related Products	0.2
Toys	0.2
Casino Hotels	0.2
Optical Supplies	0.2
Oil Refining & Marketing	0.2
Electronic Measurement Instruments	0.2
Wireless Equipment	0.2
Electronics-Military	0.2
Retail-Building Products	0.2
Satellite Telecom	0.2
Diversified Operations/Commercial Services	0.2
Computers-Integrated Systems	0.2
Electric-Transmission	0.2
Gold Mining	0.2
Transport-Marine	0.1
Cable/Satellite TV	0.1
Security Services	0.1
Athletic Footwear	0.1
Airport Development/Maintenance	0.1
Finance-Leasing Companies	0.1
Transactional Software	0.1
Web Portals/ISP	0.1
Machine Tools & Related Products	0.1
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
Retail-Discount	0.1
Resorts/Theme Parks	0.1
Food-Confectionery	0.1
Beverages-Non-alcoholic	0.1
Telecommunication Equipment	0.1
Publishing-Periodicals	0.1
Containers-Paper/Plastic	0.1
Energy-Alternate Sources	0.1
E-Commerce/Products	0.1
Retail-Vision Service Center	0.1
Diversified Financial Services	0.1
Printing-Commercial	0.1
Bicycle Manufacturing	0.1
Gas-Transportation	0.1
Private Equity	0.1
Pipelines	0.1
Cruise Lines	0.1

Retail-Regional Department Stores	0.1
Retail-Consumer Electronics	0.1
Computer Aided Design	0.1
Applications Software	0.1
Medical-Hospitals	0.1
Computers-Memory Devices	0.1
Rental Auto/Equipment	0.1
Appliances	0.1
Transport-Truck	0.1
Tools-Hand Held	0.1
Diagnostic Kits	0.1
Building Products-Doors & Windows	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail-Home Furnishings	0.1
Publishing-Newspapers	0.1

105.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$60,187,266	$0	$60,187,266
Netherlands	776,227	30,763,206	—	31,539,433
Portugal	—	1,389,197	14,396	1,403,593
Other Countries	—	842,209,624	—	842,209,624
Exchange-Traded Funds	37,069,616	—	—	37,069,616
Rights	13,629	—	—	13,629
Short-Term Investment Securities:
Registered Investment Companies	63,403,163	—	—	63,403,163
U.S. Government Treasuries	—	33,649,997	—	33,649,997
Repurchase Agreements	—	43,220,000	—	43,220,000

Total Investments at Value	$101,262,635	$1,011,419,290	$14,396	$1,112,696,321

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,761,867	$—	$—	$5,761,867

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Principal Amount**/ Shares		Value (Note 1)
CORPORATE BONDS & NOTES - 12.4%
Australia - 0.2%

Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015		$270,000	$270,145

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes 2.00% due 12/16/2019	EUR	400,000	475,756

Brazil - 0.7%

Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(1)	BRL	1,600,000	423,090
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	188,500
BRF SA Senior Notes 7.75% due 05/22/2018*(1)	BRL	500,000	117,188
Oi SA Senior Notes 9.75% due 09/15/2016*(1)	BRL	500,000	121,324
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		250,000	214,063

			1,064,165

British Virgin Islands - 0.9%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		275,000	257,842
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*		320,000	272,000
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	163,340
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		250,000	250,569
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		275,000	286,803
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		200,000	210,803

			1,441,357

Canada - 0.1%

Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		300,000	150,000

Cayman Islands - 0.3%

Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	201,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	197,000
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		200,000	114,000

			512,000

Chile - 0.5%

Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	199,851
Colbun SA Senior Notes 4.50% due 07/10/2024		250,000	248,045
Latam Airlines Group SA Senior Notes 7.25% due 06/09/2020*		265,000	258,905

			706,801

Colombia - 0.6%

Banco de Bogota SA Sub. Notes 5.38% due 02/19/2023		225,000	225,562
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	264,360
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	80,000,000	27,238
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		400,000	407,400

			924,560

Indonesia - 0.7%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		318,000	308,078
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		400,000	355,000
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	489,024

			1,152,102

Ireland - 0.4%

Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		375,000	326,250
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.45% due 02/19/2018		350,000	334,894

			661,144

Isle of Man - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/2020		250,000	233,125

Jersey - 0.3%

Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		300,000	302,250
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	236,250

			538,500

Kazakhstan - 0.3%

KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	253,275
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		200,000	202,620

			455,895

Luxembourg - 0.9%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(1)	BRL	825,000	195,635
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	165,980
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	233,512
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	188,900
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	337,750
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024#		270,000	255,487

			1,377,264

Malaysia - 0.1%

Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		200,000	192,904

Mexico - 0.4%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	323,950
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025*		200,000	194,000
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		200,000	87,500

			605,450

Netherlands - 1.1%

Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	459,862
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		250,000	160,000
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		350,000	354,375
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	411,324
Myriad International Holdings BV Company Guar. Notes 5.50% due 07/21/2025*		200,000	198,500
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	94,284

			1,678,345

Nigeria - 0.2%

Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		275,000	248,875

Peru - 0.4%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	142,500
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	189,500
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	280,209

			612,209

Singapore - 0.4%

Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		210,000	180,600
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		200,000	204,153
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		300,000	288,027

			672,780

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	300,160

South Korea - 0.1%

Hana Bank Sub. Notes 4.38% due 09/30/2024*		200,000	203,816

SupraNational - 0.1%

Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	85,966

Sweden - 0.5%

PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		305,000	315,205
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	405,583

			720,788

Thailand - 0.8%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	504,996
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	304,530
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	204,194
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	195,776

			1,209,496

Turkey - 0.3%

Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	189,000
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*		200,000	198,472

			387,472

United Kingdom - 0.6%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	510,000
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	198,500
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	156,000

			864,500

United States - 0.7%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		400,000	380,000
Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	201,972
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	504,651

			1,086,623

Venezuela - 0.2%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	100,200
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		350,000	240,555

			340,755

Total Corporate Bonds & Notes
(cost $21,495,177)			19,172,953

FOREIGN GOVERNMENT OBLIGATIONS - 62.9%
Armenia - 0.9%

Republic of Armenia Notes 7.15% due 03/26/2025*		830,000	793,646
Republic of Armenia Notes 7.15% due 03/26/2025		600,000	573,720

			1,367,366

Australia - 0.5%

Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	746,087

Belgium - 1.4%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,164,789

Brazil - 0.8%

Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		700,000	712,250
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		300,000	267,000
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	317,250

			1,296,500

Canada - 1.2%

Government of Canada Bonds 2.75% due 06/01/2022	CAD	600,000	505,458
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	922,918
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	464,298

			1,892,674

Colombia - 0.2%

Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	354,213

Costa Rica - 0.7%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	309,750
Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	162,000
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		500,000	405,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		250,000	234,375

			1,111,125

Croatia - 1.2%

Republic of Croatia Senior Notes 3.00% due 03/11/2025	EUR	640,000	656,557
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		650,000	670,312
Republic of Croatia Senior Bonds 6.00% due 01/26/2024		550,000	586,784

			1,913,653

Denmark - 0.4%

Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	4,300,000	694,278

Dominican Republic - 1.3%

Dominican Republic Senior Bonds 5.50% due 01/27/2025*		600,000	594,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		300,000	304,500
Dominican Republic Senior Bonds 7.45% due 04/30/2044		300,000	318,000
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	430,463
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	356,250

			2,003,213

El Salvador - 0.9%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025		700,000	655,375
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		800,000	757,200

			1,412,575

Finland - 0.4%

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	440,000	608,672

France - 1.4%

Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	549,961
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	586,152
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,016,379
Government of France Bonds 5.50% due 04/25/2029	EUR	347	581

			2,153,073

Germany - 4.7%

Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	2,000,000	2,458,205
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	1,580,000	2,014,658
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,710,000	2,845,177

			7,318,040

Guatemala - 0.4%

Republic of Guatemala Senior Notes 4.88% due 02/13/2028		600,000	574,500

Hungary - 0.4%

Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	343,420
Republic of Hungary Senior Notes 7.63% due 03/29/2041		150,000	204,483

			547,903

Indonesia - 0.3%

Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	282,150
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	247,250

			529,400

Italy - 6.5%

Republic of Italy Bonds 4.25% due 09/01/2019	EUR	1,000,000	1,278,269
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,322,118
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	1,017,140
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,548,826
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	20,000	28,357
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	976,702
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	1,200,000	1,941,419
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	924,759

			10,037,590

Japan - 14.8%

Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	205,000,000	1,775,444
Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,595,973
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,142,178
Government of Japan Senior Bonds 1.20% due 12/20/2020	JPY	200,000,000	1,745,668
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,206,459
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,637,963
Government of Japan Senior Bonds 1.50% due 12/20/2044	JPY	200,000,000	1,682,220
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	62,500,000	526,885
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	946,389
Government of Japan Senior Notes 1.80% due 06/20/2030	JPY	100,000,000	944,727
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	498,192
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,035,031
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	1,738,751
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	285,000,000	2,683,563
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,253,045
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	324,344

			22,736,832

Kazakhstan - 1.0%

Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		360,000	328,680
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		730,000	588,555
Republic of Kazakhstan Notes 5.13% due 07/21/2025*		365,000	356,332
Republic of Kazakhstan 6.50% due 07/21/2045*		235,000	226,775

			1,500,342

Kenya - 0.9%

Republic of Kenya Senior Notes 6.88% due 06/24/2024*		860,000	831,792
Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	580,320

			1,412,112

Latvia - 0.6%

Republic of Latvia Senior Notes 5.25% due 02/22/2017		300,000	317,334
Republic of Latvia Senior Notes 5.25% due 06/16/2021		500,000	565,000

			882,334

Lebanon - 0.9%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,400,000	1,405,250

Lithuania - 0.3%

Republic of Lithuania Senior Notes 6.63% due 02/01/2022		400,000	481,050

Mexico - 0.4%

United Mexican States Senior Notes 3.60% due 01/30/2025		700,000	686,000

Netherlands - 1.4%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,111,029
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,100,000	988,878

			2,099,907

Norway - 0.7%

Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	5,000,000	696,003
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	3,240,000	416,101

			1,112,104

Panama - 0.5%

Republic of Panama Senior Notes 6.70% due 01/26/2036		600,000	730,500

Paraguay - 0.2%

Republic of Paraguay Notes 6.10% due 08/11/2044*		250,000	251,250

Peru - 0.8%

Republic of Peru Senior Notes 4.13% due 08/25/2027		151,000	149,868
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	357,000
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	714,175

			1,221,043

Philippines - 1.9%

Republic of the Philippines Senior Notes 4.00% due 01/15/2021		500,000	539,375
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		550,000	605,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034		500,000	665,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,130,675

			2,940,050

Poland - 2.4%

Republic of Poland Senior Notes 3.00% due 03/17/2023		700,000	695,310
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,250,000	1,315,005
Republic of Poland Bonds 5.25% due 10/25/2017	PLN	4,000,000	1,133,145
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	577,335

			3,720,795

Romania - 1.1%

Government of Romania Senior Notes 4.38% due 08/22/2023		600,000	625,380
Government of Romania Senior Notes 4.88% due 01/22/2024		500,000	539,375
Government of Romania Senior Notes 6.13% due 01/22/2044		400,000	466,760

			1,631,515

Russia - 0.5%

Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	725,042

Senegal - 0.4%

Republic of Senegal Bonds 6.25% due 07/30/2024		680,000	628,631

Serbia - 0.7%

Republic of Serbia Notes 5.88% due 12/03/2018		500,000	526,400
Republic of Serbia Senior Notes 7.25% due 09/28/2021		450,000	508,421

			1,034,821

South Africa - 0.7%

Republic of South Africa Senior Notes 5.38% due 07/24/2044		290,000	281,405
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	755,843

			1,037,248

Spain - 0.9%

Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	350,000	468,489
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	300,000	474,737
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	469,553

			1,412,779

Sweden - 0.3%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	3,000,000	429,695

Turkey - 0.4%

Republic of Turkey Senior Bonds 5.75% due 03/22/2024		250,000	264,880
Republic of Turkey Senior Notes 6.00% due 01/14/2041		330,000	336,434

			601,314

Ukraine - 0.4%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	567,000

United Kingdom - 5.0%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	890,000	1,378,421
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	500,000	788,947
United Kingdom Gilt Treasury Bonds 2.75% due 09/07/2024	GBP	600,000	989,062
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	135,000	214,366
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	500,000	967,916
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	807,185
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	910,250
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	584,915
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	500,000	1,010,484

			7,651,546

Uruguay - 0.8%

Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		650,000	595,562
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		300,000	387,375
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	325,938

			1,308,875

Venezuela - 0.9%

Republic of Venezuela Senior Notes 7.00% due 12/01/2018		400,000	152,400
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	281,600
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	317,985
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		830,000	343,205
Republic of Venezuela Senior Notes 12.75% due 08/23/2022#		750,000	349,500

			1,444,690

Zambia - 0.4%

Republic of Zambia Senior Notes 8.50% due 04/14/2024		650,000	594,347

Total Foreign Government Obligations
(cost $106,232,733)			96,972,723

U.S. GOVERNMENT TREASURIES - 23.4%

United States Treasury Bonds
3.00% due 05/15/2042		1,720,000	1,743,045
4.38% due 02/15/2038		1,520,000	1,928,540
5.38% due 02/15/2031		700,000	956,119
United States Treasury Notes
0.63% due 12/15/2016		2,000,000	2,001,876
1.38% due 09/30/2018		2,000,000	2,015,104
1.75% due 05/15/2023		1,500,000	1,467,676
1.88% due 11/30/2021		2,000,000	2,002,448
2.00% due 11/30/2020		5,000,000	5,086,720
2.00% due 02/15/2025		2,000,000	1,964,974
2.13% due 12/31/2015		2,125,000	2,138,944
2.38% due 03/31/2016		3,308,000	3,347,153
2.38% due 08/15/2024		2,000,000	2,033,672
2.75% due 11/30/2016		2,370,000	2,435,128
2.75% due 12/31/2017		2,150,000	2,242,467

2.75% due 02/28/2018	3,030,000	3,163,984
3.13% due 05/15/2021	1,360,000	1,460,938

Total U.S. Government Treasuries
(cost $35,346,903)		35,988,788

Total Long-Term Investment Securities
(cost $163,074,813)		152,134,464

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	689,015	689,015
Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	393,000	393,000

Total Short-Term Investment Securities
(cost $1,082,015)		1,082,015

TOTAL INVESTMENTS —
(cost $164,156,828)(4)	99.4%	153,216,479
Other assets less liabilities	0.6	899,099

NET ASSETS —	100.0%	$154,115,578

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $19,783,911 representing 12.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $857,237 representing 0.6% of net assets.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $683,051. This was secured by collateral of $689,015, which was received in cash and subsequently invested in short-term investments currently valued at $689,015 as reported in the Portfolio of Investments.
(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 5 for cost of investments on a tax basis.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

ZAR - South African Rand

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates as of August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Sovereign	61.8%
United States Treasury Notes	20.5
United States Treasury Bonds	2.9
Banks-Commercial	2.2
Oil Companies-Exploration & Production	1.1
Sovereign Agency	1.1
Electric-Integrated	0.8
Oil Companies-Integrated	0.7
Gold Mining	0.4
Registered Investment Companies	0.4
Real Estate Operations & Development	0.4
Municipal Bonds & Notes	0.4
Metal-Iron	0.3
Auto-Cars/Light Trucks	0.3
Brewery	0.3
Industrial Gases	0.3
Pipelines	0.3
Banks-Export/Import	0.3
Time Deposits	0.3
Building Products-Cement	0.3
Paper & Related Products	0.2
Transport-Marine	0.2
Transport-Rail	0.2
Steel-Producers	0.2
Cellular Telecom	0.2
Petrochemicals	0.2
Food-Meat Products	0.2
Banks-Special Purpose	0.2
Transport-Services	0.2
Diversified Minerals	0.2
Building-Heavy Construction	0.2
Airlines	0.2
Investment Management/Advisor Services	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Major Department Stores	0.1
Electric-Distribution	0.1
Banks-Super Regional	0.1
Diamonds/Precious Stones	0.1
Television	0.1
Oil Refining & Marketing	0.1
Sugar	0.1
Metal Processors & Fabrication	0.1
Gas-Transportation	0.1
Steel-Specialty	0.1
Coal	0.1
Metal-Diversified	0.1
Food-Misc./Diversified	0.1
Telephone-Integrated	0.1
SupraNational Banks	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$19,172,953	$—	$19,172,953
Foreign Government Obligations	—	96,972,723	—	96,972,723
U.S. Government Treasuries	—	35,988,788	—	35,988,788
Short-Term Investment Securities:
Registered Investment Companies	689,015	—	—	689,015
Time Deposits	—	393,000	—	393,000

Total Investments at Value	$689,015	$152,527,464	$—	$153,216,479

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Australia - 1.6%

Amcor, Ltd.(1)	248,303	$2,423,025
Aurizon Holdings, Ltd.(1)	431,543	1,522,084
Brambles, Ltd.(1)	185,546	1,293,754
CSL, Ltd.(1)	16,237	1,057,121
Orica, Ltd.#(1)	54,021	606,148
Qantas Airways, Ltd.†(1)	813,140	1,938,663

		8,840,795

Belgium - 2.4%

Anheuser-Busch InBev NV(1)	48,448	5,283,866
KBC Groep NV(1)	81,554	5,384,334
UCB SA(1)	29,390	2,216,317

		12,884,517

Bermuda - 0.3%

Global Brands Group Holding, Ltd.†(1)	3,852,800	727,139
Li & Fung, Ltd.#(1)	1,748,800	1,148,484

		1,875,623

Brazil - 1.0%

Banco Bradesco SA ADR	263,259	1,676,960
BM&FBovespa SA	688,502	2,046,531
BRF SA	55,541	1,064,677
Itau Unibanco Holding SA ADR	83,551	611,593

		5,399,761

Canada - 3.5%

Alimentation Couche-Tard, Inc., Class B	44,710	1,894,635
Canadian National Railway Co. (NYSE)	47,054	2,610,556
Canadian National Railway Co. (TSX)	20,954	1,166,040
Cenovus Energy, Inc.	80,543	1,167,494
CGI Group, Inc., Class A†	74,990	2,770,230
Element Financial Corp.†	30,721	439,472
Fairfax Financial Holdings, Ltd.	3,255	1,513,590
Great-West Lifeco, Inc.#	41,371	1,057,545
Loblaw Cos., Ltd.	22,866	1,220,470
Suncor Energy, Inc.	129,968	3,680,912
Valeant Pharmaceuticals International, Inc.†	5,496	1,267,378

		18,788,322

Cayman Islands - 1.8%

Alibaba Group Holding, Ltd. ADR†	8,638	571,145
Baidu, Inc. ADR†	22,805	3,358,036
CK Hutchison Holdings, Ltd.(1)	225,392	2,999,964
Tencent Holdings, Ltd.(1)	156,300	2,656,704

		9,585,849

China - 0.4%

Great Wall Motor Co., Ltd.(1)	326,000	865,336
Industrial & Commercial Bank of China, Ltd., Class H(1)	2,321,000	1,365,994

		2,231,330

Denmark - 2.2%

Carlsberg A/S, Class B(1)	37,092	2,790,843
Novo Nordisk A/S, Class B(1)	62,555	3,458,391
Pandora A/S(1)	51,450	5,926,003

		12,175,237

France - 8.7%

Accor SA(1)	58,690	2,771,552
Air Liquide SA(1)	24,235	2,888,966
Bureau Veritas SA(1)	34,609	789,498
Carrefour SA(1)	68,452	2,216,006
Criteo SA ADR†	41,920	1,643,683
Danone SA(1)	46,530	2,879,335
Dassault Systemes(1)	11,704	811,262
Engie(1)	95,563	1,710,228
Essilor International SA(1)	20,952	2,487,338
Hermes International(1)	846	299,503
Ingenico Group(1)	10,720	1,320,333
Legrand SA(1)	66,724	3,832,533
LVMH Moet Hennessy Louis Vuitton SE(1)	29,911	4,974,616
Pernod Ricard SA(1)	50,107	5,249,997
Peugeot SA†(1)	75,190	1,293,893
Publicis Groupe SA(1)	41,079	2,916,999
Schneider Electric SE(1)	69,079	4,342,877
Total SA(1)	78,740	3,582,296
Valeo SA(1)	9,140	1,145,433

		47,156,348

Germany - 8.3%

adidas AG(1)	13,423	1,004,956
Allianz SE(1)	12,064	1,925,808
Bayer AG(1)	70,932	9,627,452
Beiersdorf AG#(1)	29,233	2,420,467
Continental AG(1)	6,545	1,391,783
Deutsche Boerse AG(1)	33,452	2,994,785
Deutsche Post AG(1)	38,244	1,053,886
Fresenius Medical Care AG & Co. KGaA#(1)	47,040	3,604,005
Henkel AG & Co. KGaA(1)	5,030	526,628
Linde AG(1)	13,908	2,417,509
Merck KGaA(1)	13,738	1,312,094
MTU Aero Engines AG#(1)	6,456	578,841
ProSiebenSat.1 Media SE(1)	78,338	3,816,292
SAP SE(1)	69,047	4,647,800
Symrise AG(1)	35,280	2,129,582
Wirecard AG#(1)	44,442	1,845,421
Zalando SE†*(1)	108,128	3,542,852

		44,840,161

Hong Kong - 1.6%

AIA Group, Ltd.(1)	1,200,200	6,603,813
CNOOC, Ltd.(1)	448,000	562,348
Galaxy Entertainment Group, Ltd.(1)	417,000	1,331,491

		8,497,652

India - 0.6%

Housing Development Finance Corp., Ltd.(1)	96,254	1,711,646
ICICI Bank, Ltd. ADR	164,460	1,434,091
Tata Consultancy Services, Ltd.(1)	3,207	124,059

		3,269,796

Indonesia - 0.3%

Bank Mandiri Persero Tbk PT(1)	2,291,500	1,480,933

Ireland - 1.2%

Bank of Ireland†(1)	7,531,380	2,996,863
Ryanair Holdings PLC ADR	29,050	2,119,197
Smurfit Kappa Group PLC(1)	50,460	1,489,436

		6,605,496

Israel - 0.9%

Check Point Software Technologies, Ltd.†	12,798	998,372
Teva Pharmaceutical Industries, Ltd. ADR	60,764	3,913,809

		4,912,181

Italy - 2.0%

Intesa Sanpaolo SpA(1)	1,753,750	6,395,998
Luxottica Group SpA(1)	45,045	3,037,494
Mediaset SpA#(1)	281,340	1,341,391

		10,774,883

Japan - 14.0%

Daikin Industries, Ltd.#(1)	27,000	1,605,172
Daito Trust Construction Co., Ltd.(1)	15,400	1,681,699
Denso Corp.#(1)	83,900	3,742,186
FANUC Corp.(1)	15,800	2,558,916
Fuji Heavy Industries, Ltd.(1)	87,200	3,058,957
Honda Motor Co., Ltd.(1)	83,600	2,630,249
Hoya Corp.(1)	87,300	3,405,306
Inpex Corp.#(1)	125,911	1,286,142
Isuzu Motors, Ltd.(1)	120,000	1,362,843
Japan Tobacco, Inc.(1)	181,500	6,457,602
Keyence Corp.(1)	8,500	3,934,692
Komatsu, Ltd.(1)	69,200	1,145,076
Kubota Corp.(1)	247,000	3,854,729
Kyocera Corp.#(1)	35,700	1,747,745
Minebea Co., Ltd.#(1)	136,000	1,625,530
Mizuho Financial Group, Inc.(1)	1,000,000	2,043,113
Murata Manufacturing Co., Ltd.(1)	21,500	3,120,103
Nidec Corp.(1)	36,200	2,841,264
Nintendo Co., Ltd.#(1)	9,900	2,035,318
Nitori Holdings Co., Ltd.(1)	32,200	2,554,999
Ono Pharmaceutical Co., Ltd.(1)	15,900	2,024,085
ORIX Corp.(1)	226,800	3,066,704
Ryohin Keikaku Co., Ltd.(1)	13,800	3,059,933
Seven & I Holdings Co., Ltd.#(1)	71,500	3,106,675
Shin-Etsu Chemical Co., Ltd.(1)	16,800	921,222
Suzuki Motor Corp.#(1)	102,800	3,489,046
Terumo Corp.#(1)	74,100	2,024,557
Toyota Motor Corp.(1)	30,075	1,778,206
Unicharm Corp.(1)	108,300	2,185,159
Yahoo Japan Corp.#(1)	457,000	1,842,331

		76,189,559

Jersey - 3.0%

Delphi Automotive PLC	11,119	839,707
Shire PLC(1)	60,350	4,662,124
Wolseley PLC(1)	53,250	3,406,987
WPP PLC(1)	344,578	7,121,228

		16,030,046

Mexico - 0.7%

Cemex SAB de CV ADR†	116,744	917,608
Fomento Economico Mexicano SAB de CV ADR	11,302	1,006,217
Grupo Televisa SAB ADR	61,499	1,879,409

		3,803,234

Netherlands - 3.9%

Akzo Nobel NV(1)	66,916	4,518,759
Heineken NV(1)	7,837	618,717
ING Groep NV CVA(1)	427,467	6,503,598
Mobileye NV†#	24,360	1,377,802
NXP Semiconductors NV†	47,110	3,987,861
Randstad Holding NV(1)	38,609	2,434,393
Unilever NV CVA(1)	40,956	1,637,778

		21,078,908

Norway - 0.5%

Statoil ASA(1)	174,910	2,654,903

Portugal - 0.5%

Jeronimo Martins SGPS SA(1)	211,260	2,919,439

Singapore - 1.4%

Avago Technologies, Ltd.	21,460	2,703,316
DBS Group Holdings, Ltd.(1)	191,900	2,396,592
Singapore Telecommunications, Ltd.(1)	221,450	587,050
United Overseas Bank, Ltd.(1)	147,977	2,017,630

		7,704,588

South Korea - 0.4%

Samsung Electronics Co., Ltd.(1)	2,332	2,145,663

Spain - 1.9%

Amadeus IT Holding SA, Class A#(1)	83,565	3,482,685
Cellnex Telecom SAU†*	20,771	368,398
Industria de Diseno Textil SA(1)	106,600	3,551,093
International Consolidated Airlines Group SA†(1)	327,361	2,678,335

		10,080,511

Sweden - 2.5%

Electrolux AB, Series B(1)	36,506	1,027,874
Getinge AB, Class B(1)	41,298	914,265
Hennes & Mauritz AB, Class B(1)	47,291	1,830,027
Investor AB, Class B(1)	63,099	2,260,021
Sandvik AB(1)	150,759	1,450,196
Skandinaviska Enskilda Banken AB, Class A(1)	235,660	2,740,450
Svenska Cellulosa AB SCA, Class B(1)	59,520	1,692,147
Telefonaktiebolaget LM Ericsson, Class B(1)	194,273	1,892,386

		13,807,366

Switzerland - 11.8%

ABB, Ltd.(1)	96,119	1,852,949
Adecco SA(1)	52,450	4,111,086

Cie Financiere Richemont SA(1)	6,975	519,262
Credit Suisse Group AG(1)	112,200	3,013,725
Julius Baer Group, Ltd.(1)	78,120	3,795,515
Kuehne & Nagel International AG(1)	3,981	529,833
Nestle SA(1)	152,108	11,175,523
Novartis AG(1)	124,773	12,195,829
Roche Holding AG(1)	61,114	16,578,854
Sonova Holding AG(1)	5,740	746,583
Swatch Group AG#(1)	2,715	1,037,965
Syngenta AG(1)	6,236	2,157,829
UBS Group AG(1)	305,774	6,322,208

		64,037,161

Taiwan - 1.1%

Hon Hai Precision Industry Co., Ltd.(1)	225,042	628,634
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	622,269	2,442,196
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	139,957	2,782,345

		5,853,175

Thailand - 0.4%

Kasikornbank PCL NVDR(1)	450,500	2,262,204

Turkey - 0.2%

Akbank TAS(1)	510,648	1,194,859

United Kingdom - 18.3%

Aberdeen Asset Management PLC(1)	257,778	1,248,918
ARM Holdings PLC(1)	154,000	2,169,539
Ashtead Group PLC(1)	197,821	2,852,890
Associated British Foods PLC(1)	40,917	2,004,849
Aviva PLC(1)	295,000	2,168,732
BAE Systems PLC(1)	188,250	1,295,514
Barclays PLC(1)	1,192,396	4,764,990
BG Group PLC(1)	63,572	961,800
British American Tobacco PLC(1)	61,284	3,262,616
Bunzl PLC(1)	72,180	1,910,497
Burberry Group PLC(1)	53,053	1,141,547
Carnival PLC(1)	63,260	3,194,987
Centrica PLC(1)	248,601	919,089
Compass Group PLC(1)	555,458	8,762,147
Croda International PLC(1)	36,660	1,614,667
Diageo PLC(1)	82,629	2,195,154
HSBC Holdings PLC(1)	315,795	2,489,829
Informa PLC(1)	153,038	1,349,157
Johnson Matthey PLC(1)	65,809	2,702,327
Kingfisher PLC(1)	416,036	2,255,282
Liberty Global PLC, Class A†	75,260	3,621,511
Lloyds Banking Group PLC(1)	1,359,118	1,597,805
London Stock Exchange Group PLC(1)	46,930	1,807,714
Next PLC(1)	13,217	1,607,316
Prudential PLC(1)	211,449	4,555,915
Reckitt Benckiser Group PLC(1)	95,768	8,400,113
RELX PLC(1)	218,152	3,489,356
Rio Tinto PLC(1)	92,181	3,337,965
Rolls-Royce Holdings PLC(1)	127,370	1,448,152
Royal Dutch Shell PLC, Class B(1)	79,748	2,080,833
Sky PLC(1)	467,746	7,467,363
Smith & Nephew PLC(1)	111,090	1,966,248
Smiths Group PLC(1)	84,598	1,455,109
St James’s Place PLC(1)	223,581	3,116,300
Standard Chartered PLC(1)	79,756	925,489
Whitbread PLC(1)	42,246	3,082,775

		99,224,495

Total Long-Term Investment Securities
(cost $487,644,737)		528,304,995

SHORT-TERM INVESTMENT SECURITIES - 5.7%
Commercial Paper - 0.2%

Barclays US Funding LLC 0.13% due 09/01/2015(5)*	$256,000	256,000
HSBC USA, Inc. 0.05% due 09/01/2015(5)*	545,000	545,000

		801,000

Registered Investment Companies - 3.4%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	18,639,150	18,639,150
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	11,340,000	11,340,000

Total Short-Term Investment Securities
(cost $30,780,150)		30,780,150

TOTAL INVESTMENTS -
(cost $518,424,887)(4)	103.1%	559,085,145
Liabilities in excess of other assets	(3.1)	(16,853,438)

NET ASSETS -	100.0%	$542,231,707

#	The security or a portion thereof is out on loan
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $4,712,250 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $470,594,405 representing 86.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $17,781,431. This was secured by collateral of $18,639,150, which was received in cash and subsequently invested in short-term investments currently valued at $18,639,150 as reported in the portfolio of investments.
(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Barclays US Funding LLC
0.13% due 09/01/2015	08/31/2015	$256,000	$255,999	$256,000	$1.00	0.05%
HSBC USA, Inc
0.05% due 09/01/2015	08/31/2015	545,000	544,999	545,000	1.00	0.10

				$801,000		0.15%

ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
NVDR	- Non-Voting Depositary Receipt
NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

Industry Allocation*
Medical-Drugs	9.8%
Banks-Commercial	7.6
Registered Investment Companies	3.4
Diversified Banking Institutions	3.4
Insurance-Life/Health	3.2
Food-Misc./Diversified	3.0
Oil Companies-Integrated	2.5
Auto-Cars/Light Trucks	2.3
Time Deposits	2.1
Cable/Satellite TV	2.1
Chemicals-Diversified	2.0
Retail-Apparel/Shoe	2.0
Electronic Components-Misc.	1.9
Tobacco	1.8
Food-Retail	1.7
Semiconductor Components-Integrated Circuits	1.7
Soap & Cleaning Preparation	1.6
Food-Catering	1.6
Brewery	1.6
Cosmetics & Toiletries	1.4
Retail-Jewelry	1.4
Beverages-Wine/Spirits	1.4
Auto/Truck Parts & Equipment-Original	1.4
Advertising Agencies	1.3
Electronic Components-Semiconductors	1.3
Airlines	1.3
Human Resources	1.3
Finance-Other Services	1.2
Electric Products-Misc.	1.2
Hotels/Motels	1.1
Transport-Rail	1.0
Commercial Services	0.9
Industrial Gases	0.9
Web Portals/ISP	0.9
Television	0.9
Textile-Apparel	0.9
Medical Products	0.9
Enterprise Software/Service	0.9
Distribution/Wholesale	0.8
Power Converter/Supply Equipment	0.8
Computers-Integrated Systems	0.7
Electronic Measurement Instruments	0.7
Medical-Generic Drugs	0.7
Machinery-Farming	0.7
Diversified Financial Services	0.7
Dialysis Centers	0.7
Finance-Leasing Companies	0.7
Transactional Software	0.6
Metal-Diversified	0.6
Aerospace/Defense	0.6
Cruise Lines	0.6
Retail-Misc./Diversified	0.6
Retail-Vision Service Center	0.6
Retail-Drug Store	0.6
Diversified Operations/Commercial Services	0.5
Advertising Services	0.5
Rental Auto/Equipment	0.5
Oil Companies-Exploration & Production	0.5
Internet Application Software	0.5
Industrial Automated/Robotic	0.5
Retail-Home Furnishings	0.5
Optical Supplies	0.5
Containers-Paper/Plastic	0.4
Investment Companies	0.4
Retail-Building Products	0.4
Apparel Manufacturers	0.4
Agricultural Chemicals	0.4
Toys	0.4
Insurance-Multi-line	0.4
Retail-Convenience Store	0.4
Networking Products	0.3
Broadcast Services/Program	0.3
Machinery-Electrical	0.3
Finance-Mortgage Loan/Banker	0.3
Electric-Integrated	0.3
Real Estate Management/Services	0.3
E-Marketing/Info	0.3
Building Products-Air & Heating	0.3
Transport-Services	0.3
Insurance-Property/Casualty	0.3
Paper & Related Products	0.3
Diversified Manufacturing Operations	0.3
Machine Tools & Related Products	0.3
Rubber-Tires	0.3
Casino Hotels	0.3
Auto-Heavy Duty Trucks	0.2
Multimedia	0.2
Investment Management/Advisor Services	0.2
Machinery-Construction & Mining	0.2
Food-Meat Products	0.2
Medical-Biomedical/Gene	0.2
Appliances	0.2
Beverages-Non-alcoholic	0.2
Athletic Footwear	0.2
Applications Software	0.2
Chemicals-Specialty	0.2
Gas-Distribution	0.2
Building Products-Cement	0.2
Medical Instruments	0.2
Computer Aided Design	0.2
Commercial Paper	0.2
Consulting Services	0.2
Explosives	0.1
Telecom Services	0.1
E-Commerce/Products	0.1
Satellite Telecom	0.1

103.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$5,399,761	$—	$—	$5,399,761
Canada	18,788,322	—	—	18,788,322
Cayman Islands	3,929,181	5,656,668	—	9,585,849
France	1,643,683	45,512,665	—	47,156,348
India	1,434,091	1,835,705	—	3,269,796
Ireland	2,119,197	4,486,299	—	6,605,496
Israel	4,912,181	—	—	4,912,181
Jersey	839,707	15,190,339	—	16,030,046
Mexico	3,803,234	—	—	3,803,234
Netherlands	5,365,663	15,713,245	—	21,078,908
Singapore	2,703,316	5,001,272	—	7,704,588
Spain	368,398	9,712,113	—	10,080,511
Taiwan	2,782,345	3,070,830	—	5,853,175
United Kingdom	3,621,511	95,602,984	—	99,224,495
Other Countries	—	268,812,285		268,812,285
Short-Term Investment Securities:
Registered Investment Companies	18,639,150	—	—	18,639,150
Other Short-Term Investment Securities	—	12,141,000	—	12,141,000

Total Investments at Value	$76,349,740	$482,735,405	$—	$559,085,145

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Advertising Services - 2.2%

Nielsen Holdings PLC	76,615	$3,465,296

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	18,784	1,720,802

Agricultural Chemicals - 0.4%

Monsanto Co.	5,694	556,019

Applications Software - 3.2%

Intuit, Inc.	15,840	1,358,280
Microsoft Corp.	86,890	3,781,453

		5,139,733

Auto/Truck Parts & Equipment-Original - 1.5%

Delphi Automotive PLC	30,714	2,319,521

Banks-Super Regional - 1.5%

Wells Fargo & Co.	45,889	2,447,260

Beverages-Non-alcoholic - 2.0%

PepsiCo, Inc.	34,639	3,219,002

Beverages-Wine/Spirits - 1.2%

Diageo PLC ADR	18,216	1,937,636

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	18,086	865,415

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	71,034	4,001,345

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV, Class A	3,865	329,994

Commercial Services - 0.6%

Aramark	30,699	962,107

Commercial Services-Finance - 2.1%

MasterCard, Inc., Class A	35,990	3,324,396

Computer Services - 0.6%

IHS, Inc., Class A†	7,694	892,658

Computers - 4.9%

Apple, Inc.	58,288	6,572,555
Hewlett-Packard Co.	45,896	1,287,842

		7,860,397

Computers-Memory Devices - 1.1%

EMC Corp.#	70,825	1,761,418

Data Processing/Management - 0.6%

Dun & Bradstreet Corp.	9,635	1,021,021

Diversified Banking Institutions - 8.1%

Bank of America Corp.	151,517	2,475,788
Citigroup, Inc.	62,895	3,363,624
Goldman Sachs Group, Inc.	12,845	2,422,567
JPMorgan Chase & Co.	71,930	4,610,713

		12,872,692

Diversified Manufacturing Operations - 1.9%

General Electric Co.	123,392	3,062,589

E-Commerce/Products - 0.2%

Alibaba Group Holding, Ltd. ADR†	5,445	360,023

E-Commerce/Services - 1.5%

Priceline Group, Inc.†	1,915	2,391,146

Electric-Integrated - 1.9%

DTE Energy Co.	12,561	980,512
Duke Energy Corp.	13,795	978,203
Edison International	18,569	1,085,915

		3,044,630

Electronic Components-Semiconductors - 2.3%

Broadcom Corp., Class A	44,205	2,284,073
Qorvo, Inc.†	6,081	337,556
Skyworks Solutions, Inc.#	12,026	1,050,471

		3,672,100

Electronic Security Devices - 1.3%

Tyco International PLC	54,897	1,992,212

Entertainment Software - 2.3%

Activision Blizzard, Inc.	83,250	2,383,447
Electronic Arts, Inc.†	19,245	1,273,057

		3,656,504

Finance-Credit Card - 2.8%

American Express Co.	57,760	4,431,347

Instruments-Controls - 1.9%

Honeywell International, Inc.	31,131	3,090,374

Insurance Brokers - 1.4%

Aon PLC	23,606	2,205,745

Insurance-Reinsurance - 2.8%

Berkshire Hathaway, Inc., Class B†	33,239	4,455,356

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	30,295	2,709,282

Investment Management/Advisor Services - 1.5%

BlackRock, Inc.	8,110	2,453,032

Medical Instruments - 4.1%

Medtronic PLC	66,398	4,799,911
St. Jude Medical, Inc.	24,339	1,723,445

		6,523,356

Medical-Biomedical/Gene - 3.6%

Biogen, Inc.†	7,870	2,339,751
Celgene Corp.†	21,212	2,504,713
Vertex Pharmaceuticals, Inc.†	7,350	937,272

		5,781,736

Medical-Drugs - 4.6%

Abbott Laboratories	61,287	2,775,688
Baxalta, Inc.	30,485	1,071,548
Johnson & Johnson	37,523	3,526,412

		7,373,648

Medical-Generic Drugs - 0.3%

Perrigo Co. PLC	2,760	504,997

Medical-HMO - 1.4%

Cigna Corp.	15,584	2,194,071

Medical-Wholesale Drug Distribution - 1.9%

Cardinal Health, Inc.	36,154	2,974,390

Oil Companies-Exploration & Production - 2.3%

Canadian Natural Resources, Ltd.	49,918	1,121,657
ConocoPhillips#	20,201	992,879
Noble Energy, Inc.	12,872	430,054
Range Resources Corp.	28,555	1,102,794

		3,647,384

Oil Companies-Integrated - 2.0%

Chevron Corp.	24,150	1,955,909

Exxon Mobil Corp.	15,176	1,141,842

		3,097,751

Oil-Field Services - 1.0%

Schlumberger, Ltd.	20,400	1,578,348

Pipelines - 0.7%

Williams Cos., Inc.	23,044	1,110,721

Real Estate Investment Trusts - 0.2%

Rayonier, Inc.	16,695	383,985

Retail-Apparel/Shoe - 0.7%

PVH Corp.	8,962	1,066,299

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc.†	37,966	995,089

Retail-Building Products - 1.6%

Lowe’s Cos., Inc.	36,850	2,548,914

Retail-Drug Store - 3.8%

CVS Health Corp.	47,429	4,856,730
Walgreens Boots Alliance, Inc.	12,941	1,120,043

		5,976,773

Retail-Restaurants - 0.6%

McDonald’s Corp.	10,660	1,012,913

Semiconductor Components-Integrated Circuits - 0.3%

QUALCOMM, Inc.	9,705	549,109

Telephone-Integrated - 2.7%

Verizon Communications, Inc.	94,168	4,332,670

Television - 1.1%

CBS Corp., Class B	37,655	1,703,512

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†	3,684	725,637

Tobacco - 1.3%

Philip Morris International, Inc.	25,625	2,044,875

Transport-Rail - 0.4%

Kansas City Southern	6,959	645,378

Transport-Services - 1.2%

FedEx Corp.	12,255	1,845,726

Web Portals/ISP - 4.1%

Google, Inc., Class A†	3,482	2,255,709
Google, Inc., Class C†	6,798	4,202,864

		6,458,573

Total Long-Term Investment Securities
(cost $140,750,138)		157,296,907

REPURCHASE AGREEMENTS - 0.7%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $1,105,000 collateralized by $1,105,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $1,128,001 (cost $1,105,000)	$1,105,000	1,105,000

TOTAL INVESTMENTS
(cost $141,855,138)(1)	99.5%	158,401,907
Other assets less liabilities	0.5	773,250

NET ASSETS	100.0%	$159,175,157

†	Non-income producing security
#	The security or a portion thereof is out on loan

At August 31, 2015, the Fund had loaned securities with a total value of $3,804,768. This was secured by collateral of $3,853,814 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	$488,755
United States Treasury Notes/Bonds	0.13% to 3.88%	09/30/2015 to 08/15/2043	3,365,059

(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$157,296,907	$—	$—	$157,296,907
Repurchase Agreements	—	1,105,000	—	1,105,000

Total Investments at Value	$157,296,907	$1,105,000	$—	$158,401,907

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Advertising Agencies - 0.3%

Omnicom Group, Inc.	19,896	$1,332,634

Aerospace/Defense-Equipment - 2.2%

United Technologies Corp.	92,710	8,493,163

Agricultural Chemicals - 1.8%

Monsanto Co	71,728	7,004,239

Apparel Manufacturers - 2.3%

Burberry Group PLC(1)	188,189	4,049,282
VF Corp	66,586	4,822,824

		8,872,106

Athletic Footwear - 1.5%

NIKE, Inc., Class B	50,452	5,638,011

Auto/Truck Parts & Equipment-Original - 0.8%

Johnson Controls, Inc.	73,962	3,042,797

Beverages-Non-alcoholic - 0.5%

PepsiCo, Inc.	21,647	2,011,656

Beverages-Wine/Spirits - 1.0%

Pernod Ricard SA(1)	36,015	3,773,497

Brewery - 0.6%

AMBEV SA ADR	443,165	2,335,480

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class A†#	105,893	2,816,754

Chemicals-Diversified - 2.5%

LyondellBasell Industries NV, Class A	59,645	5,092,490
PPG Industries, Inc.	46,642	4,444,516

		9,537,006

Chemicals-Specialty - 1.8%

Ecolab, Inc.	63,258	6,903,978

Coatings/Paint - 1.1%

Sherwin-Williams Co.	15,981	4,088,100

Commercial Services-Finance - 4.2%

Equifax, Inc	59,869	5,861,175
MasterCard, Inc., Class A	61,021	5,636,510
Moody’s Corp	46,139	4,720,481

		16,218,166

Computer Services - 6.0%

Accenture PLC, Class A	184,480	17,390,930
Cognizant Technology Solutions Corp., Class A†	90,907	5,721,686

		23,112,616

Computers - 2.4%

Apple, Inc	82,112	9,258,949

Computers-Memory Devices - 1.9%

EMC Corp.#	290,448	7,223,442

Cosmetics & Toiletries - 4.2%

Colgate-Palmolive Co	205,095	12,882,017
L’Oreal SA(1)	19,039	3,244,986

		16,127,003

Data Processing/Management - 3.4%

Fidelity National Information Services, Inc.	127,599	8,811,987
Fiserv, Inc.†	49,223	4,197,245

		13,009,232

Dental Supplies & Equipment - 1.2%

DENTSPLY International, Inc.	89,246	4,677,383

Diagnostic Equipment - 3.0%

Danaher Corp	132,203	11,504,305

Distribution/Wholesale - 2.4%

WW Grainger, Inc.	41,082	9,179,362

Diversified Manufacturing Operations - 1.2%

Colfax Corp.†#	122,315	4,744,599

Electronic Components-Semiconductors - 3.2%

Microchip Technology, Inc.#	138,258	5,875,965
Texas Instruments, Inc	136,539	6,532,026

		12,407,991

Electronic Connectors - 0.8%

Amphenol Corp., Class A	59,214	3,100,445

Enterprise Software/Service - 2.2%

Oracle Corp	226,390	8,396,805

Finance-Credit Card - 4.5%

Visa, Inc., Class A	240,886	17,175,172

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	66,380	2,016,624

Finance-Other Services - 0.5%

CME Group, Inc.	21,366	2,017,805

Food-Misc./Diversified - 1.4%

Danone SA(1)	84,149	5,207,245

Industrial Gases - 1.3%

Praxair, Inc	49,073	5,189,470

Instruments-Controls - 2.0%

Mettler-Toledo International, Inc.†	19,412	5,756,629
Sensata Technologies Holding NV†	41,296	1,957,430

		7,714,059

Instruments-Scientific - 4.5%

Thermo Fisher Scientific, Inc.	92,641	11,614,402
Waters Corp.†	48,106	5,839,106

		17,453,508

Investment Management/Advisor Services - 1.6%

Franklin Resources, Inc.	147,896	6,001,620

Medical Instruments - 0.6%

St. Jude Medical, Inc.	32,384	2,293,111

Medical-Drugs - 4.3%

Abbott Laboratories	124,081	5,619,628
Eli Lilly & Co.	28,513	2,348,046
Roche Holding AG(1)	20,081	5,447,524
Zoetis, Inc.	69,816	3,132,644

		16,547,842

Metal Processors & Fabrication - 0.9%

Precision Castparts Corp	15,244	3,509,931

Multimedia - 4.2%

Time Warner, Inc	87,993	6,256,302
Twenty-First Century Fox, Inc., Class A#	271,042	7,423,840
Walt Disney Co.#	25,861	2,634,719

		16,314,861

Oil-Field Services - 0.6%

Schlumberger, Ltd.	29,461	2,279,398

Pharmacy Services - 1.6%

Express Scripts Holding Co.†	71,973	6,016,943

Retail-Auto Parts - 1.8%

AutoZone, Inc.†	9,882	7,075,413

Retail-Drug Store - 2.7%

CVS Health Corp.	102,105	10,455,552

Retail-Major Department Stores - 1.9%

TJX Cos., Inc.	103,151	7,253,578

Semiconductor Components-Integrated Circuits - 1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	258,734	5,143,632

Soap & Cleaning Preparation - 0.8%

Church & Dwight Co., Inc	33,556	2,895,212

Textile-Apparel - 1.8%

LVMH Moet Hennessy Louis Vuitton SE(1)	40,800	6,785,608

Vitamins & Nutrition Products - 2.1%

Mead Johnson Nutrition Co	104,703	8,202,433

Web Portals/ISP - 5.3%

Google, Inc., Class A†	31,703	20,537,837

Total Long-Term Investment Securities
(cost $351,266,243)		382,896,573

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Commercial Paper - 0.4%

HSBC USA, Inc 0.05% due 09/01/2015(5)*	$1,436,000	1,436,000

Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(3)	10,260,550	10,260,550

Total Short-Term Investment Securities
(cost $11,696,550)		11,696,550

TOTAL INVESTMENTS
(cost $362,962,793)(4)	102.4%	394,593,123
Liabilities in excess of other assets	(2.4)	(9,347,923)

NET ASSETS	100.0%	$385,245,200

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $1,436,000 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $28,508,142 representing 7.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $30,389,254. This was secured by collateral of $10,260,550, which was received in cash and subsequently invested in short-term investments currently valued at $10,260,550 as reported in the Portfolio of Investments. Additional collateral of $21,121,306 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50%	11/01/2034 to 12/15/2040	$39,966
Federal National Mtg. Assoc.	0.75% to 4.00%	04/20/2017 to 02/25/2044	1,089,674
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	148,868
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	2,258,919
United States Treasury Notes/Bonds	0.12% to 8.88%	09/30/2015 to 05/15/2044	17,583,879

(3)	The rate shown is the 7-day yield as of August 31, 2015.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc.
0.05% due 09/01/2015	08/31/2015	$1,436,000	$1,435,998	$1,436,000	$1.00	0.37%

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel Manufacturers	$4,822,824	$4,049,282	$—	$8,872,106
Beverages - Wine/Spirits	—	3,773,497	—	3,773,497
Cosmetics & Toiletries	12,882,017	3,244,986	—	16,127,003
Food - Misc./Diversified	—	5,207,245	—	5,207,245
Medical - Drugs	11,100,318	5,447,524	—	16,547,842
Textile - Apparel	—	6,785,608	—	6,785,608
Other Industries	325,583,272	—	—	325,583,272
Short-Term Investment Securities:
Commercial Paper	—	1,436,000	—	1,436,000
Registered Investment Companies	10,260,550	—	—	10,260,550

Total Investments at Value	$364,648,981	$29,944,142	$—	$394,593,123

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during he reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.4%
Aerospace/Defense - 0.4%

Esterline Technologies Corp.†	60,368	$4,932,669
Teledyne Technologies, Inc.†#	69,238	6,779,093

		11,711,762

Aerospace/Defense-Equipment - 0.9%

B/E Aerospace, Inc.	208,019	10,140,926
KLX, Inc.†	103,355	4,041,180
Orbital ATK, Inc.	116,446	8,816,127
Triumph Group, Inc.	96,548	4,768,506

		27,766,739

Airlines - 1.0%

Alaska Air Group, Inc.	254,009	19,015,114
JetBlue Airways Corp.†#	515,604	11,508,281

		30,523,395

Apparel Manufacturers - 0.3%

Carter’s, Inc.	102,946	10,120,621

Applications Software - 0.2%

PTC, Inc.†	225,317	7,462,499

Athletic Equipment - 0.6%

Jarden Corp.†	380,058	19,512,178

Auction Houses/Art Dealers - 0.1%

Sotheby’s#	121,179	4,266,713

Auto/Truck Parts & Equipment-Original - 0.2%

Dana Holding Corp.#	319,649	5,606,643

Banks-Commercial - 5.1%

Associated Banc-Corp.	298,854	5,486,959
BancorpSouth, Inc.	168,366	4,000,376
Bank of Hawaii Corp.#	85,462	5,303,772
Bank of the Ozarks, Inc.	137,721	5,756,738
Cathay General Bancorp Class B	145,622	4,314,780
City National Corp.	94,789	8,320,578
Commerce Bancshares, Inc.	163,683	7,334,635
Cullen/Frost Bankers, Inc.	107,699	6,963,817
East West Bancorp, Inc.	283,651	11,462,337
First Horizon National Corp.	457,521	6,647,780
FirstMerit Corp.	324,847	5,834,252
Fulton Financial Corp.	346,211	4,209,926
Hancock Holding Co.	152,623	4,285,654
International Bancshares Corp.	113,222	2,904,144
PacWest Bancorp	191,811	8,178,821
Prosperity Bancshares, Inc.	118,031	6,098,662
Signature Bank†	99,603	13,296,005
SVB Financial Group†	100,400	12,558,032
Synovus Financial Corp.	261,000	7,942,230
TCF Financial Corp.	330,986	5,136,903
Trustmark Corp.	132,372	3,048,527
Umpqua Holdings Corp.	432,164	7,221,460
Valley National Bancorp	432,832	4,094,591
Webster Financial Corp.#	177,878	6,293,324

		156,694,303

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	121,854	5,088,623

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	17,874	3,665,421

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	312,372	14,947,000
Louisiana-Pacific Corp.†	279,120	4,588,733

		19,535,733

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	81,113	9,574,579

Building Products-Cement - 0.3%

Eagle Materials, Inc.	98,427	8,054,281

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	71,241	2,457,815

Building-Maintenance & Services - 0.2%

Rollins, Inc.	188,509	5,263,171

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	89,317	4,874,922

Building-Residential/Commercial - 1.0%

KB Home#	178,378	2,613,238
MDC Holdings, Inc.#	76,575	2,181,622
NVR, Inc.†	7,567	11,501,461
Toll Brothers, Inc.†	314,003	11,608,691
TRI Pointe Group, Inc.†	288,222	4,000,521

		31,905,533

Cable/Satellite TV - 0.1%

Cable One, Inc.†	8,686	3,607,643

Chemicals-Diversified - 0.1%

Olin Corp.#	151,882	3,031,565

Chemicals-Plastics - 0.2%

PolyOne Corp.	174,760	5,674,457

Chemicals-Specialty - 1.9%

Albemarle Corp.	219,819	9,938,017
Ashland, Inc.	121,817	12,787,130
Cabot Corp.	124,358	4,212,005
Chemours Co.	354,746	3,430,394
Cytec Industries, Inc.	139,896	10,380,283
Minerals Technologies, Inc.	68,052	3,660,517
NewMarket Corp.	20,724	7,942,266
Sensient Technologies Corp.	91,571	5,965,851

		58,316,463

Coatings/Paint - 0.7%

RPM International, Inc.	261,037	11,446,472
Valspar Corp.	146,463	10,735,738

		22,182,210

Commercial Services - 0.2%

Live Nation Entertainment, Inc.†	285,920	7,039,350

Commercial Services-Finance - 1.1%

Global Payments, Inc.	130,219	14,505,094
SEI Investments Co.	253,920	12,843,274
WEX, Inc.†	75,729	7,158,662

		34,507,030

Communications Software - 0.2%

SolarWinds, Inc.†#	130,218	5,176,165

Computer Aided Design - 0.5%

ANSYS, Inc.†	175,900	15,584,740

Computer Data Security - 0.4%

Fortinet, Inc.†	279,085	11,760,642

Computer Services - 1.2%

Convergys Corp.	193,653	4,376,558
DST Systems, Inc.#	55,368	5,670,791
Leidos Holdings, Inc.	122,441	5,152,317
Manhattan Associates, Inc.†	144,571	8,454,512
MAXIMUS, Inc.	129,110	7,817,610
Science Applications International Corp.	77,563	3,782,748

		35,254,536

Computer Software - 0.2%

Rackspace Hosting, Inc.†	232,267	7,063,239

Computers-Integrated Systems - 1.2%

Diebold, Inc.#	127,060	3,954,107
Jack Henry & Associates, Inc.	160,233	10,889,435
NCR Corp.†	332,121	8,332,916
NetScout Systems, Inc.†#	184,122	6,729,659
VeriFone Systems, Inc.†	223,947	6,996,104

		36,902,221

Computers-Other - 0.1%

3D Systems Corp.†#	205,913	2,827,185

Computers-Periphery Equipment - 0.3%

Lexmark International, Inc., Class A	120,108	3,600,838
Synaptics, Inc.†#	72,169	5,058,325

		8,659,163

Consulting Services - 1.2%

CEB, Inc.	65,562	4,695,550
FTI Consulting, Inc.†	81,508	3,248,909
Gartner, Inc.†	162,682	13,910,938
Towers Watson & Co., Class A	135,830	16,127,096

		37,982,493

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A#	66,532	1,948,057
Silgan Holdings, Inc.	81,816	4,283,886

		6,231,943

Containers-Paper/Plastic - 1.0%

Bemis Co., Inc.	190,927	8,099,123
Packaging Corp. of America	194,121	13,027,460
Sonoco Products Co.	197,705	7,773,761

		28,900,344

Cosmetics & Toiletries - 0.5%

Avon Products, Inc.#	852,508	4,424,517
Edgewell Personal Care Co.	121,854	10,730,463

		15,154,980

Data Processing/Management - 0.8%

Acxiom Corp.†	153,175	3,210,548
Broadridge Financial Solutions, Inc.	234,885	12,399,579
CommVault Systems, Inc.†	83,309	2,985,795
Fair Isaac Corp.	60,844	5,206,421

		23,802,343

Decision Support Software - 0.4%

MSCI, Inc.	220,287	13,331,769

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	142,400	8,059,840

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	183,385	13,106,526

Distribution/Wholesale - 1.1%

Ingram Micro, Inc., Class A	306,172	8,285,014
LKQ Corp.†	596,036	17,875,120
Watsco, Inc.	53,801	6,588,470

		32,748,604

Diversified Manufacturing Operations - 1.5%

A.O. Smith Corp.	146,815	9,471,035
Carlisle Cos., Inc.	128,010	12,890,607
Crane Co.	95,459	5,015,416
ITT Corp.	174,780	6,538,520
SPX Corp.#	80,385	4,721,011
Trinity Industries, Inc.	303,597	8,194,083

		46,830,672

Drug Delivery Systems - 0.2%

Catalent, Inc.†	192,387	6,115,983

Electric-Generation - 0.1%

Talen Energy Corp.†	163,358	2,327,852

Electric-Integrated - 2.4%

Alliant Energy Corp.	221,369	12,544,981
Black Hills Corp.	87,825	3,493,678
Cleco Corp.	118,507	6,349,605
Great Plains Energy, Inc.#	302,784	7,545,377
Hawaiian Electric Industries, Inc.	210,476	5,950,157
IDACORP, Inc.	98,651	5,856,910
MDU Resources Group, Inc.	381,637	6,835,119
OGE Energy Corp.	391,048	10,964,986
PNM Resources, Inc.	156,075	3,997,081
Westar Energy, Inc.	276,773	10,116,053

		73,653,947

Electronic Components-Misc. - 0.7%

Gentex Corp.	576,444	8,934,882
Jabil Circuit, Inc.	379,660	7,346,421
Knowles Corp.†#	172,857	2,814,112
Vishay Intertechnology, Inc.#	266,019	2,628,268

		21,723,683

Electronic Components-Semiconductors - 0.8%

Advanced Micro Devices, Inc.†#	1,234,879	2,235,131
Cree, Inc.†#	213,801	5,819,663
Fairchild Semiconductor International, Inc.†	228,140	3,102,704
Intersil Corp., Class A	258,308	2,722,566
IPG Photonics Corp.†#	70,123	5,919,784
Rovi Corp.†#	173,244	1,917,811
Silicon Laboratories, Inc.†	77,830	3,384,049

		25,101,708

Electronic Design Automation - 1.0%

Cadence Design Systems, Inc.†	573,467	11,480,809
Mentor Graphics Corp.	193,625	5,003,270

Synopsys, Inc.†	303,880	14,261,089

		30,745,168

Electronic Measurement Instruments - 0.9%

Keysight Technologies, Inc.†	331,803	10,630,968
National Instruments Corp.	198,371	5,794,417
Trimble Navigation, Ltd.†	508,386	9,608,495

		26,033,880

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	187,483	10,484,049
Avnet, Inc.	266,133	11,284,039
Tech Data Corp.†	71,995	4,696,954

		26,465,042

Energy-Alternate Sources - 0.2%

SunEdison, Inc.†#	571,200	5,940,480

Engineering/R&D Services - 0.4%

AECOM†#	294,653	8,102,958
KBR, Inc.	282,651	4,929,433

		13,032,391

Enterprise Software/Service - 1.1%

CDK Global, Inc.	314,125	15,561,753
Tyler Technologies, Inc.†	65,979	9,107,741
Ultimate Software Group, Inc.†	56,000	9,866,640

		34,536,134

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	61,689	2,805,616

Filtration/Separation Products - 0.4%

CLARCOR, Inc.	98,284	5,540,269
Donaldson Co., Inc.#	247,745	7,756,896

		13,297,165

Finance-Consumer Loans - 0.2%

SLM Corp.†	834,091	7,073,092

Finance-Investment Banker/Broker - 0.6%

Raymond James Financial, Inc.	250,845	13,292,277
Stifel Financial Corp.†	133,009	6,198,219

		19,490,496

Finance-Mortgage Loan/Banker - 0.2%

CoreLogic, Inc.†	176,763	6,708,156

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	163,558	10,346,679

Food-Baking - 0.3%

Flowers Foods, Inc.	362,232	8,407,405

Food-Canned - 0.2%

TreeHouse Foods, Inc.†	84,010	6,667,874

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	39,927	1,240,931

Food-Dairy Products - 0.6%

Dean Foods Co.#	184,884	3,043,190
WhiteWave Foods Co.†	343,127	15,831,880

		18,875,070

Food-Flour & Grain - 0.3%

Post Holdings, Inc.†#	118,925	7,763,424

Food-Misc./Diversified - 0.9%

Hain Celestial Group, Inc.†	201,034	12,234,929
Ingredion, Inc.	140,194	12,104,350
Lancaster Colony Corp.	38,059	3,609,135

		27,948,414

Food-Retail - 0.1%

SUPERVALU, Inc.†	405,233	3,339,120

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†	98,118	4,724,382

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†	65,243	4,200,997
Skechers U.S.A., Inc., Class A†	80,538	11,334,918

		15,535,915

Funeral Services & Related Items - 0.4%

Service Corp. International	395,970	11,740,510

Garden Products - 0.2%

Scotts Miracle-Gro Co., Class A	87,620	5,449,088

Gas-Distribution - 1.8%

Atmos Energy Corp.	197,938	10,845,023
National Fuel Gas Co.	165,414	8,925,739
ONE Gas, Inc.#	103,053	4,428,187
Questar Corp.#	344,289	6,648,221
UGI Corp.	337,995	11,518,870
Vectren Corp.	161,904	6,513,398
WGL Holdings, Inc.	97,440	5,281,248

		54,160,686

Gold Mining - 0.2%

Royal Gold, Inc.#	127,738	6,146,753

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	104,607	5,138,296

Home Furnishings - 0.3%

Tempur Sealy International, Inc.†	119,573	8,731,220

Housewares - 0.2%

Tupperware Brands Corp.#	97,665	5,003,378

Human Resources - 0.4%

ManpowerGroup, Inc.	153,273	13,319,424

Industrial Automated/Robotic - 0.4%

Cognex Corp.	170,720	6,070,803
Nordson Corp.	110,853	7,373,942

		13,444,745

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	54,801	16,251,237

Woodward, Inc.	113,912	5,194,387

		21,445,624

Instruments-Scientific - 0.2%

FEI Co.	81,431	6,146,412

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	329,085	14,387,596
Brown & Brown, Inc.	226,300	7,255,178

		21,642,774

Insurance-Life/Health - 0.7%

CNO Financial Group, Inc.	385,885	6,903,483
Primerica, Inc.#	101,215	4,300,625
StanCorp Financial Group, Inc.	82,703	9,404,158

		20,608,266

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	144,690	9,992,291
Kemper Corp.	96,473	3,417,074
Old Republic International Corp.	472,660	7,425,489

		20,834,854

Insurance-Property/Casualty - 1.9%

Alleghany Corp.†	31,470	14,784,291
First American Financial Corp.#	212,395	8,253,670
Hanover Insurance Group, Inc.	86,641	6,835,975
HCC Insurance Holdings, Inc.	187,516	14,489,361
Mercury General Corp.	71,323	3,627,488
WR Berkley Corp.	195,691	10,622,107

		58,612,892

Insurance-Reinsurance - 1.6%

Aspen Insurance Holdings, Ltd.	120,735	5,542,944
Endurance Specialty Holdings, Ltd.	118,674	7,565,468
Everest Re Group, Ltd.#	87,059	15,305,843
Reinsurance Group of America, Inc.	129,705	11,787,590
RenaissanceRe Holdings, Ltd.	90,235	9,199,458

		49,401,303

Investment Management/Advisor Services - 0.9%

Eaton Vance Corp.	231,087	8,011,786
Federated Investors, Inc., Class B	187,220	5,803,820
Janus Capital Group, Inc.#	289,913	4,313,906
Waddell & Reed Financial, Inc., Class A	165,134	6,451,785
WisdomTree Investments, Inc.#	220,174	4,128,263

		28,709,560

Lighting Products & Systems - 0.5%

Acuity Brands, Inc.	85,099	16,583,242

Machine Tools & Related Products - 0.4%

Kennametal, Inc.	155,334	4,737,687
Lincoln Electric Holdings, Inc.	148,106	8,686,417

		13,424,104

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.#	153,246	6,443,995
Terex Corp.	205,934	4,804,440

		11,248,435

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	87,795	5,853,293

Machinery-Farming - 0.3%

AGCO Corp.#	157,003	7,699,427

Machinery-General Industrial - 1.2%

IDEX Corp.	152,723	10,970,093
Wabtec Corp.	189,309	18,128,230
Zebra Technologies Corp., Class A†	101,351	8,399,971

		37,498,294

Machinery-Pumps - 0.3%

Graco, Inc.	114,974	7,932,056

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	333,150	4,587,475

Medical Instruments - 0.4%

Bio-Techne Corp.	72,798	6,877,955
Thoratec Corp.†	106,200	6,671,484

		13,549,439

Medical Products - 1.7%

Cooper Cos., Inc.	95,208	15,463,683
Halyard Health, Inc.†	91,183	2,866,793
Hill-Rom Holdings, Inc.	111,020	5,866,297
Sirona Dental Systems, Inc.†	108,855	10,382,590
Teleflex, Inc.#	81,372	10,643,458
West Pharmaceutical Services, Inc.	140,976	7,873,510

		53,096,331

Medical Sterilization Products - 0.2%

STERIS Corp.#	117,024	7,495,387

Medical-Biomedical/Gene - 0.8%

Bio-Rad Laboratories, Inc., Class A†	40,531	5,647,184
Charles River Laboratories International, Inc.†	92,798	6,392,854
United Therapeutics Corp.†	90,566	13,641,051

		25,681,089

Medical-Drugs - 0.2%

Akorn, Inc.†	154,713	6,156,030

Medical-HMO - 1.2%

Centene Corp.†	233,004	14,381,007
Health Net, Inc.†	151,145	9,682,349
Molina Healthcare, Inc.†	78,859	5,882,093
WellCare Health Plans, Inc.†	86,296	7,824,458

		37,769,907

Medical-Hospitals - 0.6%

Community Health Systems, Inc.†	231,277	12,419,575
LifePoint Health, Inc.†	86,818	6,783,090

		19,202,665

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	123,706	4,204,767

Metal Processors & Fabrication - 0.2%

Timken Co.	142,197	4,514,755

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.#	122,659	8,262,310

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	142,965	2,850,722

Multimedia - 0.5%

FactSet Research Systems, Inc.	76,108	12,018,975
Meredith Corp.	71,640	3,382,841

		15,401,816

Networking Products - 0.1%

Polycom, Inc.†	264,629	2,847,408

Non-Hazardous Waste Disposal - 0.4%

Waste Connections, Inc.	242,701	11,542,860

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	116,891	3,168,915
HNI Corp.	87,165	4,074,092

		7,243,007

Oil & Gas Drilling - 0.8%

Atwood Oceanics, Inc.#	117,800	2,251,158
Nabors Industries, Ltd.	571,306	6,592,872
Noble Corp. PLC#	474,106	6,172,860
Patterson-UTI Energy, Inc.	289,768	4,717,423
Rowan Cos. PLC, Class A	244,462	4,392,982

		24,127,295

Oil Companies-Exploration & Production - 1.1%

California Resources Corp.	605,075	2,347,691
Denbury Resources, Inc.#	698,760	3,032,618
Energen Corp.	154,377	8,027,604
Gulfport Energy Corp.†	208,985	7,487,933
QEP Resources, Inc.	318,460	4,471,179
SM Energy Co.	132,190	4,851,373
WPX Energy, Inc.†#	459,959	3,362,300

		33,580,698

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	76,315	5,261,156

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	384,033	17,995,786
Murphy USA, Inc.†	83,368	4,260,939
Western Refining, Inc.	138,498	5,958,184

		28,214,909

Oil-Field Services - 0.7%

Helix Energy Solutions Group, Inc.†	193,002	1,341,364
NOW, Inc.†#	210,008	3,582,736
Oceaneering International, Inc.	193,480	8,478,294
Oil States International, Inc.†	101,090	2,867,923
Superior Energy Services, Inc.	294,800	4,690,268

		20,960,585

Paper & Related Products - 0.2%

Domtar Corp.#	125,422	5,043,219

Physicians Practice Management - 0.5%

MEDNAX, Inc.†	183,262	14,761,754

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B#	104,295	10,290,788

Printing-Commercial - 0.4%

Deluxe Corp.	97,834	5,675,350
RR Donnelley & Sons Co.#	408,734	6,417,124

		12,092,474

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	90,893	4,686,443

Publishing-Newspapers - 0.1%

New York Times Co., Class A	257,021	3,125,375

Publishing-Periodicals - 0.1%

Time, Inc.	214,599	4,457,221

Quarrying - 0.2%

Compass Minerals International, Inc.#	65,964	5,343,084

Racetracks - 0.1%

International Speedway Corp., Class A	54,765	1,757,409

Real Estate Investment Trusts - 9.5%

Alexandria Real Estate Equities, Inc.	141,156	12,138,004
American Campus Communities, Inc.	220,068	7,537,329
BioMed Realty Trust, Inc.	398,796	7,377,726
Camden Property Trust	170,163	12,256,841
Care Capital Properties, Inc.†	162,085	5,152,682
Communications Sales & Leasing, Inc.	234,858	4,720,646
Corporate Office Properties Trust	185,237	3,895,534
Corrections Corp. of America	229,296	6,736,716
Douglas Emmett, Inc.#	268,658	7,423,021
Duke Realty Corp.	676,094	12,210,258
Equity One, Inc.	157,272	3,697,465
Extra Space Storage, Inc.	241,518	17,746,743
Federal Realty Investment Trust	134,576	17,371,070
Highwoods Properties, Inc.	184,287	6,991,849
Home Properties, Inc.	113,481	8,421,425
Hospitality Properties Trust	293,836	7,557,462
Kilroy Realty Corp.	172,530	11,190,296
Lamar Advertising Co. Class A	158,535	8,456,257
LaSalle Hotel Properties#	221,341	6,963,388
Liberty Property Trust	292,877	9,003,039
Mack-Cali Realty Corp.	164,162	3,074,754
Mid-America Apartment Communities, Inc.	147,636	11,602,713
National Retail Properties, Inc.	262,577	9,124,551
Omega Healthcare Investors, Inc.	315,072	10,643,132
Potlatch Corp.	79,703	2,631,793
Rayonier, Inc.	248,816	5,722,768
Regency Centers Corp.	184,820	10,961,674
Senior Housing Properties Trust	460,486	7,229,630
Sovran Self Storage, Inc.	70,290	6,307,122
Tanger Factory Outlet Centers, Inc.	187,782	5,941,422
Taubman Centers, Inc.	121,109	8,355,310
UDR, Inc.	507,461	16,390,990
Urban Edge Properties	180,881	3,782,222
Weingarten Realty Investors	223,359	7,067,079
WP GLIMCHER, Inc.	362,868	4,394,331

		290,077,242

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	87,897	13,085,226

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	89,023	3,011,648

Recreational Vehicles - 0.8%

Brunswick Corp.	181,636	9,029,125
Polaris Industries, Inc.#	119,803	15,558,816

		24,587,941

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	126,560	4,764,984
Rent-A-Center, Inc.	103,904	2,793,979

		7,558,963

Research & Development - 0.2%

PAREXEL International Corp.†	108,081	7,103,083

Respiratory Products - 0.5%

ResMed, Inc.	276,124	14,341,881

Retail-Apparel/Shoe - 1.4%

Abercrombie & Fitch Co., Class A#	136,314	2,707,196
American Eagle Outfitters, Inc.#	344,620	5,865,432
Ascena Retail Group, Inc.†	319,967	3,862,001
Chico’s FAS, Inc.	280,892	4,188,100
Foot Locker, Inc.	274,028	19,398,442
Guess?, Inc.#	125,931	2,784,334
Kate Spade & Co.†	250,131	4,742,484

		43,547,989

Retail-Automobile - 0.3%

Copart, Inc.†	223,118	7,813,592

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A#	99,127	6,709,907

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	75,886	8,033,292

Retail-Discount - 0.3%

Big Lots, Inc.#	105,675	5,071,343
HSN, Inc.	63,745	3,876,334

		8,947,677

Retail-Mail Order - 0.4%

Williams-Sonoma, Inc.	166,999	12,696,934

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.†#	598,462	5,451,989

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	150,957	5,241,227

Retail-Office Supplies - 0.3%

Office Depot, Inc.†	965,863	7,659,294

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	141,444	5,466,811

Retail-Restaurants - 2.1%

Brinker International, Inc.#	119,789	6,364,390
Buffalo Wild Wings, Inc.†	37,219	7,059,700
Cheesecake Factory, Inc.	88,859	4,822,378
Cracker Barrel Old Country Store, Inc.#	46,944	6,768,386
Domino’s Pizza, Inc.	108,146	11,456,987
Dunkin’ Brands Group, Inc.#	188,566	9,458,471
Jack in the Box, Inc.	73,245	5,726,294
Panera Bread Co., Class A†	49,704	8,862,223
Wendy’s Co.	452,966	4,126,520

		64,645,349

Retail-Sporting Goods - 0.6%

Cabela’s, Inc.†#	93,975	4,226,056
Dick’s Sporting Goods, Inc.	190,322	9,540,842
Vista Outdoor, Inc.†	124,644	5,828,353

		19,595,251

Savings & Loans/Thrifts - 0.9%

First Niagara Financial Group, Inc.	690,327	6,385,525
New York Community Bancorp, Inc.#	870,522	15,373,419
Washington Federal, Inc.	185,815	4,216,142

		25,975,086

Schools - 0.4%

Apollo Education Group, Inc.†	188,993	2,099,712
DeVry Education Group, Inc.#	112,368	2,939,547
Graham Holdings Co., Class B	8,686	5,746,310

		10,785,569

Semiconductor Components-Integrated Circuits - 0.6%

Atmel Corp.	817,816	6,681,557
Cypress Semiconductor Corp.	650,349	6,503,490
Integrated Device Technology, Inc.†	290,689	5,520,184

		18,705,231

Semiconductor Equipment - 0.3%

Teradyne, Inc.	420,375	7,583,565

Shipbuilding - 0.4%

Huntington Ingalls Industries, Inc.	95,298	10,728,649

Soap & Cleaning Preparation - 0.7%

Church & Dwight Co., Inc.	256,436	22,125,298

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	46,156	4,905,921

Steel-Producers - 1.1%

Carpenter Technology Corp.	98,762	3,851,718
Commercial Metals Co.	226,759	3,560,116
Reliance Steel & Aluminum Co.	145,559	8,459,889
Steel Dynamics, Inc.	473,794	9,229,507
United States Steel Corp.#	285,445	4,675,589
Worthington Industries, Inc.	94,777	2,425,344

		32,202,163

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.	213,997	4,132,282

Telecom Equipment-Fiber Optics - 0.2%

Ciena Corp.†	234,565	5,244,873

Telecom Services - 0.1%

NeuStar, Inc., Class A†#	108,489	3,032,268

Telecommunication Equipment - 0.3%

ARRIS Group, Inc.†	259,962	6,868,196

Plantronics, Inc.	69,044	3,670,379

		10,538,575

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	192,644	5,478,795

Television - 0.3%

AMC Networks, Inc., Class A†	116,137	8,405,996

Theaters - 0.2%

Cinemark Holdings, Inc.	205,892	7,319,461

Transactional Software - 0.4%

ACI Worldwide, Inc.†	228,760	4,879,451
Solera Holdings, Inc.	131,514	6,335,029

		11,214,480

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	86,018	4,263,912

Transport-Marine - 0.3%

Kirby Corp.†	109,316	7,710,057

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	100,553	6,875,814

Transport-Truck - 0.7%

Con-way, Inc.#	112,921	3,974,819
Landstar System, Inc.	87,020	5,760,724
Old Dominion Freight Line, Inc.†	132,759	8,827,146
Werner Enterprises, Inc.	87,324	2,313,213

		20,875,902

Veterinary Diagnostics - 0.3%

VCA, Inc.†	160,989	8,915,571

Water - 0.3%

Aqua America, Inc.	346,953	8,798,728

Wire & Cable Products - 0.1%

Belden, Inc.	83,567	4,210,941

Wireless Equipment - 0.1%

InterDigital, Inc.	70,670	3,496,045

X-Ray Equipment - 0.6%

Hologic, Inc.†	478,967	18,588,709

Total Long-Term Investment Securities
(cost $2,234,539,343)		2,944,293,262

SHORT-TERM INVESTMENT SECURITIES - 8.4%
Registered Investment Companies - 6.2%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(2)	189,626,060	189,626,060

U.S. Government Treasuries - 2.2%

United States Treasury Bills
0.00% due 09/10/2015(3)	$300,000	300,000
0.01% due 09/10/2015(3)	650,000	649,999
0.02% due 09/10/2015(3)	5,200,000	5,199,995
0.03% due 09/03/2015	30,000,000	30,000,000
0.04% due 09/17/2015	30,000,000	30,000,030

		66,150,024

Total Short-Term Investment Securities
(cost $255,775,529)		255,776,084

REPURCHASE AGREEMENTS - 1.4%

State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $44,007,000)	$ 44,007,000	$44,007,000

TOTAL INVESTMENTS
(cost $2,534,321,872)(5)	106.2%	3,244,076,346
Liabilities in excess of other assets	(6.2)	(189,296,595)

NET ASSETS	100.0%	$3,054,779,751

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $245,859,225. This was secured by collateral of $189,626,060, which was received in cash and subsequently invested in short-term investments currently valued at $189,626,060 as reported in the Portfolio of Investments. Additional collateral of $62,563,868 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	$177,912
Federal National Mtg. Assoc.	0.75% to 4.00%	04/20/2017 to 02/25/2044	8,263,756
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	662,692
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	2,097,013
United States Treasury Notes/Bonds	0.10% to 8.88%	09/30/2015 to 08/15/2044	51,362,495

(2)	The rate shown is the 7-day yield as of August 31, 2015.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation/ Depreciation
788	Long	S&P Mid Cap 400 E-Mini Index	September 2015	$119,777,816	$111,462,600	$(8,315,216)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,944,293,262	$—	$—	$2,944,293,262
Short-Term Investment Securities:
Registered Investment Companies	189,626,060	—	—	189,626,060
U.S. Government Treasuries	—	66,150,024	—	66,150,024
Repurchase Agreements	—	44,007,000	—	44,007,000

Total Investments at Value	$3,133,919,322	$110,157,024	$—	$3,244,076,346

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,315,216	$—	$—	$8,315,216

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.0%
Aerospace/Defense - 0.7%

TransDigm Group, Inc.†	7,646	$1,757,280

Aerospace/Defense-Equipment - 0.4%

B/E Aerospace, Inc.	21,560	1,051,050

Airlines - 1.1%

United Continental Holdings, Inc.†	50,260	2,863,312

Apparel Manufacturers - 1.9%

Gildan Activewear, Inc.#	46,790	1,468,270
Michael Kors Holdings, Ltd.†	52,585	2,285,344
Under Armour, Inc., Class A†	11,832	1,130,311

		4,883,925

Applications Software - 4.0%

Dropbox, Inc.†(1)(2)(3)	89,561	1,541,381
NetSuite, Inc.†#	14,489	1,287,348
Red Hat, Inc.†	28,345	2,046,792
ServiceNow, Inc.†	54,996	3,902,516
Tableau Software, Inc., Class A†	16,891	1,590,625

		10,368,662

Audio/Video Products - 0.8%

Harman International Industries, Inc.	21,235	2,075,509

Auto-Cars/Light Trucks - 2.8%

Tesla Motors, Inc.†#	29,536	7,356,236

Auto/Truck Parts & Equipment-Original - 1.3%

Delphi Automotive PLC	22,635	1,709,395
WABCO Holdings, Inc.†	15,125	1,744,215

		3,453,610

Banks-Commercial - 0.6%

First Republic Bank	27,190	1,639,829

Beverages-Non-alcoholic - 1.8%

Monster Beverage Corp.†	33,800	4,679,948

Beverages-Wine/Spirits - 0.9%

Constellation Brands, Inc., Class A	17,995	2,303,360

Broadcast Services/Program - 0.3%

Scripps Networks Interactive, Inc., Class A#	16,065	852,891

Building Products-Cement - 0.6%

Vulcan Materials Co.	15,945	1,492,771

Chemicals-Specialty - 0.6%

International Flavors & Fragrances, Inc.	15,000	1,643,250

Coatings/Paint - 0.7%

Sherwin-Williams Co.	7,300	1,867,413

Coffee - 0.8%

Keurig Green Mountain, Inc.	36,628	2,073,145

Commercial Services-Finance - 4.5%

FleetCor Technologies, Inc.†	25,389	3,787,023
McGraw Hill Financial, Inc.	64,928	6,297,367
SEI Investments Co.	33,625	1,700,752

		11,785,142

Computer Services - 1.3%

IHS, Inc., Class A†	29,026	3,367,597

Computers-Integrated Systems - 0.5%

NetScout Systems, Inc.†	34,220	1,250,741

Computers-Memory Devices - 0.5%

Western Digital Corp.	15,385	1,260,955

Computers-Other - 0.2%

3D Systems Corp.†#	22,175	304,463
Stratasys, Ltd.†#	8,002	245,341

		549,804

Consulting Services - 3.7%

Gartner, Inc.†	44,806	3,831,361
Towers Watson & Co., Class A	13,050	1,549,427
Verisk Analytics, Inc.†	57,414	4,195,815

		9,576,603

Containers-Paper/Plastic - 0.6%

Berry Plastics Group, Inc.†	49,145	1,454,692

Cruise Lines - 0.7%

Royal Caribbean Cruises, Ltd.	22,110	1,949,218

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	27,075	1,869,799

Decision Support Software - 1.9%

MSCI, Inc.	80,204	4,853,946

Drug Delivery Systems - 1.1%

Catalent, Inc.†	50,130	1,593,633
DexCom, Inc.†	12,925	1,216,759

		2,810,392

E-Commerce/Products - 0.8%

Vipshop Holdings, Ltd. ADR†#	66,034	1,187,952
zulily, Inc., Class A†#	57,704	1,024,246

		2,212,198

E-Commerce/Services - 3.5%

Autohome, Inc. ADR†	50,791	1,580,616
Groupon, Inc.†#	128,896	580,032
MercadoLibre, Inc.#	12,608	1,387,510
SurveyMonkey.com LLC†(1)(2)(3)	44,965	738,550
TripAdvisor, Inc.†	10,660	745,134
Zillow Group, Inc., Class A†#	54,942	1,394,428
Zillow Group, Inc., Class C†#	109,884	2,709,740

		9,136,010

Electric Products-Misc. - 0.8%

AMETEK, Inc.	38,440	2,068,841

Electronic Components-Semiconductors - 0.6%

Skyworks Solutions, Inc.	16,875	1,474,031

Energy-Alternate Sources - 0.3%

SolarCity Corp.†#	14,964	722,462

Enterprise Software/Service - 1.5%

Workday, Inc., Class A†	56,602	3,976,857

Entertainment Software - 1.1%

Activision Blizzard, Inc.	96,805	2,771,527

Finance-Consumer Loans - 0.6%

LendingClub Corp.†#	134,868	1,692,593

Financial Guarantee Insurance - 0.5%

MGIC Investment Corp.†	122,180	1,290,221

Food-Dairy Products - 0.6%

WhiteWave Foods Co.†	33,125	1,528,387

Food-Meat Products - 0.8%

Tyson Foods, Inc., Class A	48,285	2,041,490

Food-Misc./Diversified - 0.5%

Blue Buffalo Pet Products, Inc.†	46,580	1,190,119

Hazardous Waste Disposal - 0.7%

Stericycle, Inc.†	12,465	1,759,310

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	47,980	2,021,397

Home Furnishings - 0.7%

Tempur Sealy International, Inc.†	24,940	1,821,119

Instruments-Scientific - 0.4%

PerkinElmer, Inc.	22,920	1,115,746

Internet Application Software - 2.3%

Splunk, Inc.†	99,362	6,157,463

Internet Content-Entertainment - 3.4%

Pandora Media, Inc.†	77,219	1,385,309
Twitter, Inc.†#	222,109	6,172,409
Youku Tudou, Inc. ADR†#	75,275	1,250,318

		8,808,036

Internet Content-Information/News - 2.6%

LinkedIn Corp., Class A†	34,956	6,313,053
Yelp, Inc.†	19,060	462,777

		6,775,830

Internet Incubators - 0.5%

HomeAway, Inc.†	49,455	1,418,864

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	14,485	1,758,624

Internet Security - 1.2%

FireEye, Inc.†#	84,961	3,209,827

Investment Management/Advisor Services - 0.4%

Ameriprise Financial, Inc.	9,450	1,064,732

Lighting Products & Systems - 0.7%

Acuity Brands, Inc.	9,410	1,833,727

Machinery-General Industrial - 0.4%

Wabtec Corp.	11,840	1,133,798

Medical Information Systems - 1.9%

athenahealth, Inc.†#	37,834	5,030,787

Medical Instruments - 3.9%

Boston Scientific Corp.†	87,235	1,460,314
Edwards Lifesciences Corp.†	17,310	2,438,633
Intuitive Surgical, Inc.†	12,579	6,427,240

		10,326,187

Medical Products - 0.5%

Cooper Cos., Inc.	8,505	1,381,382

Medical-Biomedical/Gene - 5.0%

Alnylam Pharmaceuticals, Inc.†	8,784	903,962
BioMarin Pharmaceutical, Inc.†	7,160	925,358
Illumina, Inc.†	43,420	8,580,226
Incyte Corp.†	13,390	1,555,784
Intrexon Corp.†#	16,622	739,679
Seattle Genetics, Inc.†#	11,077	446,071

		13,151,080

Medical-Drugs - 5.4%

Anacor Pharmaceuticals, Inc.†	4,130	538,593
Endo International PLC†	85,728	6,601,056
Quintiles Transnational Holdings, Inc.†	29,200	2,175,692
Zoetis, Inc.	106,761	4,790,366

		14,105,707

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	21,325	1,754,408

Networking Products - 1.7%

Arista Networks, Inc.†#	15,895	1,188,787
Palo Alto Networks, Inc.†	20,556	3,375,706

		4,564,493

Oil Companies-Exploration & Production - 0.3%

Concho Resources, Inc.†	8,005	865,821

Pharmacy Services - 0.6%

Diplomat Pharmacy, Inc.†	37,530	1,482,060

Real Estate Investment Trusts - 0.7%

Equinix, Inc.	7,200	1,942,344

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	52,110	1,668,562

Retail-Apparel/Shoe - 1.3%

lululemon athletica, Inc.†	33,981	2,175,124
Zalando SE†*(4)	34,052	1,115,726

		3,290,850

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc.†	61,945	1,623,578

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.	14,345	2,513,961

Retail-Discount - 0.9%

Dollar Tree, Inc.†	31,020	2,365,585

Retail-Gardening Products - 0.5%

Tractor Supply Co.	16,700	1,424,677

Retail-Restaurants - 3.1%

Chipotle Mexican Grill, Inc.†	4,205	2,985,592
Dunkin’ Brands Group, Inc.	103,936	5,213,430

		8,199,022

Semiconductor Components-Integrated Circuits - 0.9%

Atmel Corp.	123,865	1,011,977
NXP Semiconductors NV†	14,900	1,261,285

		2,273,262

Semiconductor Equipment - 0.5%

Lam Research Corp.	18,835	1,370,623

Television - 0.7%

AMC Networks, Inc., Class A†	24,390	1,765,348

Transport-Services - 0.2%

XPO Logistics, Inc.†#	17,391	610,424

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	54,014	4,231,457

Total Common Stocks
(cost $217,884,012)		246,015,907

CONVERTIBLE PREFERRED SECURITIES - 2.4%
Applications Software - 0.1%

Dropbox, Inc., Series A†(1)(2)(3)	8,758	164,743

Auto-Cars/Light Trucks - 0.0%

Better Place LLC, Series B†(1)(2)(3)	314,973	0

Data Processing/Management - 0.6%

Palantir Technologies, Inc., Series G†(1)(2)(3)	89,856	1,022,561
Palantir Technologies, Inc., Series H†(1)(2)(3)	24,065	273,860
Palantir Technologies, Inc., Series H-1†(1)(2)(3)	24,065	273,860

		1,570,281

E-Commerce/Products - 0.7%

Flipkart Online Services Pvt., Ltd., Series D†(1)(2)(3)	13,407	1,863,975
Peixe Urbano, Inc., Series C†(1)(2)(3)	14,214	6,112

		1,870,087

E-Commerce/Services - 1.0%

Airbnb, Inc. Series D†(1)(2)(3)	29,418	2,738,651

Total Convertible Preferred Securities
(cost $3,260,017)		6,343,762

Total Long-Term Investment Securities
(cost $221,144,029)		252,359,669

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Registered Investment Companies - 11.9%

State Street Navigator Securities Lending Prime Portfolio 0.21%(5)(7)	31,005,747	31,005,747

Time Deposits - 4.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/15	$10,455,000	10,455,000

Total Short-Term Investment Securities
(cost $41,460,747)		41,460,747

TOTAL INVESTMENTS
(cost $262,604,776)(6)	112.3%	293,820,416
Liabilities in excess of other assets	(12.3)	(32,172,856)

NET ASSETS	100.0%	$261,647,560

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2015, the aggregate value of these securities was $1,115,726 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $8,623,693 representing 3.3% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	89,561	$810,680	$1,541,381	$17.21	0.59%
SurveyMonkey.com LLC	11/25/2014	44,965	739,674	738,550	16.42	0.28

Convertible Preferred Securities
Airbnb, Inc.	04/16/2014	29,418	1,197,696	2,738,651	93.09	1.05
Series D
Better Place LLC	01/25/2010	262,477	787,431
Series B	11/30/2011	52,496	—

		314,973	787,431	0	0.00	0.00

Dropbox, Inc.	05/25/2012	8,758	79,351	164,743	18.81	0.06
Series A
Flipkart Online Services Pvt., Ltd.	10/04/2013	13,407	307,650	1,863,975	139.03	0.71
Series D
Palantir Technologies, Inc.	07/19/2012	89,856	274,960	1,022,561	11.38	0.39
Series G
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	273,860	11.38	0.10
Series H
Palantir Technologies, Inc.	10/25/2013	24,065	84,468	273,860	11.38	0.10
Series H-1
Peixe Urbano, Inc.	12/02/2011	14,214	443,993	6,112	0.43	0.00
Series C

				$8,623,693		3.28%

(4)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $1,115,726 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(5)	At August 31, 2015, the Fund had loaned securities with a total value of $31,245,999. This was secured by collateral of $31,005,747, which was received in cash and subsequently invested in short-term investments currently valued at $31,005,747 as reported in the Portfolio of Investments. Additional collateral of $1,461,400 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/17/2015 to 07/21/2016	$32,451
United States Treasury Notes/Bonds	0.10% to 7.50%	10/31/2015 to 08/15/2044	1,428,949

(6)	See Note 5 for cost of investments on a tax basis.
(7)	The rate shown is the 7-day yield as of August 31, 2015.

ADR- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$8,827,281	$—	$1,541,381	$10,368,662
E-Commerce/Services	8,397,460	—	738,550	9,136,010
Retail-Apparel/Shoe	2,175,124	1,115,726	—	3,290,850
Other Industries	223,220,385	—	—	223,220,385
Convertible Preferred Securities	—	—	6,343,762	6,343,762
Short-Term Investment Securities:
Registered Investment Companies	31,005,747	—	—	31,005,747
Time Deposits	—	10,455,000	—	10,455,000

Total Investments at Value	$273,625,997	$11,570,726	$8,623,693	$293,820,416

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2015	$2,431,325	$5,169,281
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	1,218,307
Change in unrealized depreciation(1)	(151,394)	(43,826)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 8/31/2015	$2,279,931	$6,343,762

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2015 includes:

Common Stocks	Convertible Preferred Securities
$(151,394)	$1,174,481

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 8/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$738,550	Market Approach with	Transaction Price*	$19.1012
		Option Pricing Method (“OPM”)	Enterprise Value/Revenue Multiple*	6.81x - 12.8x(9.805x)
		and Income Approach	Discount for Lack of Marketability	10%-15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.38%

	$1,541,381	Market Approach and	Transaction Price*	$16.4500
		Income Approach	Enterprise Value/Revenue Multiple*	11.6x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%

Convertible Preferred Securities	$4,308,932	Market Approach	Transaction Price*	$11.38 - $93.044 ($31.796)

	$6,112	Income Approach	Future Cash Flows*	$0.86
			Discount for Potential Claims	50.0%

	$0	Cost Approach	Net Tangible Assets*	$0.00

	$2,028,718	Market Approach and	Transaction Price*	$19.1012 - $142.2400 (80.6706)
		Income Approach	Enterprise Value/Revenue Multiple*	4.8x - 12.8x(8.8x)
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 100.8%
Certificates of Deposit - 16.6%

Nordea Bank Finland PLC NY FRS 0.27% due 11/23/2015	$7,250,000	$7,250,000
Nordea Bank Finland PLC NY FRS 0.46% due 01/29/2016	7,250,000	7,254,319
Rabobank Nederland NV NY FRS 0.30% due 10/20/2015	7,400,000	7,400,000
Royal Bank of Canada NY FRS 0.28% due 12/03/2015	7,250,000	7,250,000
Royal Bank of Canada NY FRS 0.40% due 06/03/2016	7,700,000	7,700,000
Svenska Handelsbanken NY FRS 0.29% due 12/09/2015	7,250,000	7,250,000
Svenska Handelsbanken NY 0.31% due 11/24/2015	7,000,000	7,000,081
Wells Fargo Bank NA FRS 0.27% due 09/01/2015	7,000,000	7,000,000

Total Certificates of Deposit		58,104,400

(amortized cost $58,104,400)
Commercial Paper - 14.5%

BNP Paribas SA NY 0.16% due 09/02/2015	14,000,000	13,999,954
Credit Agricole Corporate and Investment Bank NY 0.16% due 09/01/2015	14,600,000	14,600,000
Lloyds Bank PLC 0.12% due 09/02/2015	15,000,000	14,999,950
State Street Corp. 0.40% due 12/21/2015	7,250,000	7,241,058

Total Commercial Paper		50,840,962

(amortized cost $50,840,962)
U.S. Corporate Bonds & Notes - 4.5%

Bank of America NA 0.27% due 09/02/2015	6,000,000	6,000,019
General Electric Capital Corp. FRS 0.48% due 01/08/2016	1,000,000	1,000,723
General Electric Capital Corp. FRS 0.88% due 01/08/2016	1,000,000	1,001,965
JPMorgan Chase Bank NA FRS 0.49% due 06/07/2016	5,900,000	5,900,000
Royal Bank of Canada 0.80% due 10/30/2015	1,800,000	1,801,059

Total U.S. Corporate Bonds & Notes		15,703,766

(amortized cost $15,703,766)
U.S. Government Agencies - 61.6%

Federal Farm Credit Bank 0.14% due 11/20/2015 FRS	7,250,000	7,249,917
0.16% due 10/05/2015	2,950,000	2,949,554
Federal Home Loan Bank 0.01% due 09/02/2015	20,000,000	19,999,988
0.04% due 09/02/2015	7,000,000	6,999,995
0.05% due 09/02/2015	7,000,000	6,999,995
0.06% due 09/03/2015	7,000,000	6,999,977
0.06% due 09/16/2015	7,000,000	6,999,825
0.06% due 09/21/2015	7,000,000	6,999,767
0.07% due 10/06/2015	4,500,000	4,499,694
0.08% due 10/23/2015	7,000,000	6,999,114
0.10% due 09/01/2015	15,700,000	15,700,000
0.10% due 10/23/2015	7,200,000	7,199,089
0.13% due 10/09/2015	2,000,000	1,999,726
0.14% due 09/08/2015	4,500,000	4,499,877
0.14% due 12/03/2015	6,000,000	5,997,907
0.15% due 07/22/2016 FRS	7,000,000	7,000,149
0.16% due 08/19/2016 FRS	7,000,000	7,000,331
0.17% due 11/12/2015	6,700,000	6,697,722
0.17% due 11/23/2015	3,000,000	2,998,824
0.17% due 09/02/2016 FRS(1)	6,750,000	6,750,067
0.18% due 12/09/2015	2,900,000	2,898,565
0.18% due 01/26/2016	7,000,000	6,994,631
0.19% due 12/08/2015	2,000,000	1,998,993
0.20% due 01/20/2016	7,300,000	7,294,282
0.20% due 01/22/2016	1,450,000	1,448,848
0.20% due 01/26/2016	4,500,000	4,496,549
0.22% due 10/07/2015 FRS	9,500,000	9,500,705
0.29% due 02/02/2016	5,500,000	5,493,177
0.35% due 06/09/2016	2,900,000	2,892,049
Federal Home Loan Mtg. Corp. 0.11% due 10/22/2015	3,000,000	2,999,554
0.12% due 10/30/2015	6,000,000	5,998,820
0.18% due 10/16/2015 FRS	7,000,000	7,000,447
Federal National Mtg. Assoc. 0.25% due 02/02/2016	5,200,000	5,194,550
0.26% due 02/08/2016	5,000,000	4,994,222
2.13% due 10/21/2015	3,500,000	3,509,265

Total U.S. Government Agencies		215,256,175

(amortized cost $215,256,175)
U.S. Government Treasuries - 3.6%

United States Treasury Bills 0.03% due 09/03/2015	6,000,000	5,999,987
0.05% due 09/03/2015	6,500,000	6,499,986

Total U.S. Government Treasuries		12,499,973

(amortized cost $12,499,973)
Total Short-Term Investment Securities - 100.8%		352,405,276

(amortized cost $352,405,276)
REPURCHASE AGREEMENTS - 1.7%

State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $5,810,000)	5,810,000	5,810,000

TOTAL INVESTMENTS —
(amortized cost $358,215,276)(3)	102.5%	358,215,276
Liabilities in excess of other assets	(2.5)	(8,792,909)

NET ASSETS	100.0%	$349,422,367

(1)	The security’s effective maturity date is less than one year.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation†
U.S. Government Agencies	61.6%
Foreign Bank	16.4
Money Center Banks	8.1
Commercial Banks-Canadian	4.8
U.S. Government Treasuries	3.6
Commercial Banks	2.1
Domestic Bank	2.0
Repurchase Agreements	1.7
Super-Regional Banks-US	1.7
Finance	0.5

102.5%

†	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$352,405,276	$—	$352,405,276
Repurchase Agreements	—	5,810,000	—	5,810,000

Total Investments at Value	$—	$358,215,276	$—	$358,215,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.4%
Airlines - 0.5%

American Airlines Group, Inc.	42,796	$1,668,188

Applications Software - 8.0%

Check Point Software Technologies, Ltd.†#	11,172	871,528
Citrix Systems, Inc.†	9,901	674,357
Intuit, Inc.	17,029	1,460,237
Microsoft Corp.	499,716	21,747,640

		24,753,762

Auto-Cars/Light Trucks - 0.6%

Tesla Motors, Inc.†#	7,808	1,944,661

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	21,917	1,292,446

Beverages-Non-alcoholic - 0.6%

Monster Beverage Corp.†	12,618	1,747,088

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†#	9,214	245,092
Discovery Communications, Inc., Class C†	16,938	429,548

		674,640

Building-Heavy Construction - 0.3%

SBA Communications Corp., Class A†	7,997	945,245

Cable/Satellite TV - 4.3%

Charter Communications, Inc., Class A†#	6,920	1,256,741
Comcast Corp., Class A	131,139	7,387,060
Comcast Corp., Special Class A	23,547	1,347,830
DISH Network Corp., Class A†	13,860	821,482
Liberty Global PLC LiLAC, Class A†	778	26,740
Liberty Global PLC LiLAC, Class C†	1,912	63,574
Liberty Global PLC, Class A†	15,571	749,277
Liberty Global PLC, Class C†	38,254	1,716,457

		13,369,161

Casino Hotels - 0.2%

Wynn Resorts, Ltd.	6,272	470,714

Cellular Telecom - 0.3%

Vodafone Group PLC ADR	26,286	906,341

Coffee - 0.2%

Keurig Green Mountain, Inc.	9,511	538,323

Commercial Services-Finance - 0.7%

Automatic Data Processing, Inc.	29,004	2,242,589

Computer Aided Design - 0.2%

Autodesk, Inc.†	14,063	657,445

Computer Services - 0.8%

Cognizant Technology Solutions Corp., Class A†	37,713	2,373,656

Computer Software - 0.3%

Akamai Technologies, Inc.†	11,030	786,549

Computers - 12.9%

Apple, Inc.	355,875	40,128,465

Computers-Memory Devices - 1.1%

NetApp, Inc.	19,258	615,486
SanDisk Corp.	12,844	700,769
Seagate Technology PLC#	19,606	1,007,748
Western Digital Corp.	14,264	1,169,077

		3,493,080

Consulting Services - 0.3%

Verisk Analytics, Inc.†	10,444	763,248

Data Processing/Management - 0.7%

Fiserv, Inc.†	14,627	1,247,244
Paychex, Inc.	22,438	1,002,081

		2,249,325

Distribution/Wholesale - 0.2%

Fastenal Co.#	18,158	699,809

E-Commerce/Products - 5.8%

Amazon.com, Inc.†	28,766	14,753,794
eBay, Inc.†	75,043	2,034,416
JD.com, Inc. ADR†	50,072	1,295,863

		18,084,073

E-Commerce/Services - 2.5%

Liberty Ventures, Series A†	8,316	330,395
Netflix, Inc.†	26,215	3,015,511
Priceline Group, Inc.†	3,202	3,998,145
TripAdvisor, Inc.†	8,074	564,373

		7,908,424

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,826	444,776

Electronic Components-Semiconductors - 6.3%

Altera Corp.	18,599	902,982
Avago Technologies, Ltd.	15,850	1,996,625
Broadcom Corp., Class A	34,158	1,764,944
Intel Corp.	293,050	8,363,647
Micron Technology, Inc.†	66,810	1,096,352
NVIDIA Corp.	33,234	747,100
Skyworks Solutions, Inc.	11,805	1,031,167
Texas Instruments, Inc.	64,266	3,074,485
Xilinx, Inc.	15,979	669,360

		19,646,662

Electronic Forms - 0.8%

Adobe Systems, Inc.†	30,903	2,428,049

Enterprise Software/Service - 0.2%

CA, Inc.	27,160	741,196

Entertainment Software - 0.8%

Activision Blizzard, Inc.	44,859	1,284,313
Electronic Arts, Inc.†	19,434	1,285,559

		2,569,872

Food-Misc./Diversified - 3.1%

Kraft Heinz Co.	74,901	5,442,307
Mondelez International, Inc., Class A	100,481	4,256,375

		9,698,682

Food-Retail - 0.2%

Whole Foods Market, Inc.	22,132	725,044

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	5,254	741,550

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	16,984	1,200,089

Internet Content-Entertainment - 4.0%

Facebook, Inc., Class A†	138,921	12,423,705

Internet Security - 0.3%

Symantec Corp.	42,050	861,605

Medical Information Systems - 0.4%

Cerner Corp.†#	21,255	1,312,709

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,277	1,163,433

Medical Products - 0.2%

Henry Schein, Inc.†	5,165	706,624

Medical-Biomedical/Gene - 12.0%

Alexion Pharmaceuticals, Inc.†	13,949	2,401,878
Amgen, Inc.	46,967	7,128,651
Biogen, Inc.†	14,531	4,320,066
BioMarin Pharmaceutical, Inc.†	9,904	1,279,993
Celgene Corp.†	48,995	5,785,329
Gilead Sciences, Inc.	90,782	9,538,465
Illumina, Inc.†	8,901	1,758,927
Regeneron Pharmaceuticals, Inc.†	6,258	3,213,483
Vertex Pharmaceuticals, Inc.†	15,057	1,920,069

		37,346,861

Medical-Generic Drugs - 0.5%

Mylan NV†	30,271	1,501,139

Multimedia - 1.4%

Twenty-First Century Fox, Inc., Class A#	77,768	2,130,065
Twenty-First Century Fox, Inc., Class B	49,327	1,364,385
Viacom, Inc., Class B	21,410	872,886

		4,367,336

Networking Products - 2.6%

Cisco Systems, Inc.	314,170	8,130,720

Pharmacy Services - 1.2%

Express Scripts Holding Co.†	45,050	3,766,180

Radio - 0.4%

Sirius XM Holdings, Inc.†	338,069	1,289,733

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	25,561	1,242,776

Retail-Auto Parts - 0.5%

O’Reilly Automotive, Inc.†	6,238	1,497,557

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	10,582	657,248

Retail-Catalog Shopping - 0.2%

Liberty Interactive Corp., Class A†	27,385	740,490

Retail-Discount - 1.6%

Costco Wholesale Corp.	27,178	3,806,279
Dollar Tree, Inc.†	14,485	1,104,626

		4,910,905

Retail-Drug Store - 1.9%

Walgreens Boots Alliance, Inc.	67,379	5,831,652

Retail-Gardening Products - 0.2%

Tractor Supply Co.	8,427	718,907

Retail-Office Supplies - 0.2%

Staples, Inc.	39,575	562,361

Retail-Restaurants - 1.6%

Starbucks Corp.	92,690	5,071,070

Semiconductor Components-Integrated Circuits - 2.8%

Analog Devices, Inc.	19,368	1,081,897
Linear Technology Corp.	14,793	595,862
NXP Semiconductors NV†	15,551	1,316,392
QUALCOMM, Inc.	100,700	5,697,606

		8,691,757

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	76,079	1,223,731
KLA-Tencor Corp.	9,879	495,037
Lam Research Corp.	9,780	711,690

		2,430,458

Telecom Services - 0.2%

VimpelCom, Ltd. ADR#	108,518	506,779

Television - 0.2%

Liberty Media Corp., Class A†	6,458	240,561
Liberty Media Corp., Class C†	13,987	506,609

		747,170

Toys - 0.2%

Mattel, Inc.#	20,900	489,687

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.	9,009	607,477
Expeditors International of Washington, Inc.	11,816	578,629

		1,186,106

Web Portals/ISP - 9.3%

Baidu, Inc. ADR†	17,115	2,520,184
Google, Inc., Class A†	17,807	11,535,731
Google, Inc., Class C†	21,165	13,085,261
Yahoo!, Inc.†	57,970	1,868,952

		29,010,128

Total Long-Term Investment Securities
(cost $171,548,777)		303,058,248

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 1.7%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(5)	5,436,951	5,436,951

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.02% due 09/10/15(2)	$900,000	899,999

Total Short-Term Investment Securities
(cost $6,336,948)		6,336,950

REPURCHASE AGREEMENTS - 2.3%

State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $7,031,000)	7,031,000	7,031,000

TOTAL INVESTMENTS
(cost $184,916,725)(3)	101.7%	316,426,198
Liabilities in excess of other assets	(1.7)	(5,396,328)

NET ASSETS	100.0%	$311,029,870

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $10,214,706. This was secured by collateral of $5,436,951, which was received in cash and subsequently invested in short-term investments currently valued at $5,436,951 as reported in the Portfolio of Investments. Additional collateral of $5,055,772 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	$19,935
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 02/25/2044	75,841
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	74,253
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	550,808
United States Treasury Notes/Bonds	0.13% to 3.88%	09/30/2015 to 08/15/2043	4,334,935

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	See Note 5 for cost of investments on a tax basis.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	The rate shown is the 7-day yield as of August 31, 2015.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

90	Long	Nasdaq 100® E-Mini Index	September 2015	$8,218,786	$7,689,150	$(529,636)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$303,058,248	$—	$—	$303,058,248
Short-Term Investment Securities:
Registered Investment Companies	5,436,951	—	—	5,436,951
U.S. Government Treasuries	—	899,999	—	899,999
Repurchase Agreements	—	7,031,000	—	7,031,000

Total Investments at Value	$308,495,199	$7,930,999	$—	$316,426,198

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$529,636	$—	$—	$529,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Advanced Materials - 0.0%

STR Holdings, Inc.#	91,532	$75,056

Aerospace/Defense - 0.3%

Boeing Co.	22,500	2,940,300

Appliances - 0.3%

iRobot Corp.†#	94,400	2,765,920

Applications Software - 10.9%

Imperva, Inc.†	86,170	5,134,009
Intuit, Inc.	77,975	6,686,356
Microsoft Corp.	1,067,870	46,473,702
Red Hat, Inc.†	142,142	10,264,074
Sage Group PLC(1)	180,110	1,419,481
Salesforce.com, Inc.†	129,500	8,982,120
ServiceNow, Inc.†	208,246	14,777,136
Tableau Software, Inc., Class A†	65,845	6,200,624

		99,937,502

Audio/Video Products - 0.1%

Sony Corp.†(1)	45,600	1,185,228

Auto-Cars/Light Trucks - 0.8%

Tesla Motors, Inc.†#	30,990	7,718,369

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	109,500	4,337,295

Commercial Services-Finance - 3.4%

Automatic Data Processing, Inc.	38,815	3,001,176
Cardtronics, Inc.†	40,410	1,394,145
Equifax, Inc.	29,280	2,866,512
Heartland Payment Systems, Inc.	74,958	4,465,998
MasterCard, Inc., Class A	91,780	8,477,719
PayPal Holdings, Inc.†	184,325	6,451,375
Vantiv, Inc., Class A†	31,000	1,365,240
WEX, Inc.†	34,482	3,259,583

		31,281,748

Computer Aided Design - 0.1%

Autodesk, Inc.†	24,000	1,122,000

Computer Data Security - 0.5%

Fortinet, Inc.†	111,200	4,685,968

Computer Graphics - 0.2%

Atlassian Class A†(2)(3)(4)	3,707	70,433
Atlassian Class A FDR†(2)(3)(4)	2,554	48,526
Atlassian Series 1†(2)(3)(4)	6,508	123,652
Atlassian Series 2†(2)(3)(4)	17,424	331,056
CyberArk Software, Ltd.†#	31,600	1,613,180

		2,186,847

Computer Services - 3.1%

Accenture PLC, Class A	64,098	6,042,518
Cognizant Technology Solutions Corp., Class A†	223,274	14,052,866
Computer Sciences Corp.	5,765	357,372
Fleetmatics Group PLC†#	65,055	2,911,862
Genpact, Ltd.†	218,532	5,026,236

		28,390,854

Computer Software - 0.2%

Akamai Technologies, Inc.†	26,490	1,889,002

Computers - 3.9%

Apple, Inc.	306,730	34,586,875
Quanta Computer, Inc.(1)	827,000	1,502,034

		36,088,909

Computers-Integrated Systems - 0.5%

VeriFone Systems, Inc.†	150,915	4,714,585

Computers-Memory Devices - 4.5%

EMC Corp.	165,645	4,119,591
Nimble Storage, Inc.†#	113,745	3,032,442
SanDisk Corp.	235,700	12,859,792
Seagate Technology PLC#	204,000	10,485,600
TDK Corp.#(1)	25,990	1,620,413
Western Digital Corp.	116,125	9,517,605

		41,635,443

Computers-Other - 0.6%

Stratasys, Ltd.†#	190,400	5,837,664

Consulting Services - 0.3%

Huron Consulting Group, Inc.†	40,260	2,914,421

Data Processing/Management - 0.9%

Fidelity National Information Services, Inc.	70,230	4,850,084
Fiserv, Inc.†	44,505	3,794,941

		8,645,025

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†	47,600	1,666,476

E-Commerce/Products - 7.9%

Alibaba Group Holding, Ltd. ADR†	140,785	9,308,704
Amazon.com, Inc.†	94,080	48,252,691
eBay, Inc.†	109,645	2,972,476
Flipkart Online Services Pvt., Ltd†(2)(3)(4)	626	87,033
JD.com, Inc. ADR†	161,700	4,184,796
Vipshop Holdings, Ltd. ADR†#	442,640	7,963,094

		72,768,794

E-Commerce/Services - 5.9%

58.com, Inc. ADR†#	106,900	4,859,674
Angie’s List, Inc.†#	215,732	1,141,222
Coupons.com, Inc.†#	48,825	456,026
Ctrip.com International, Ltd. ADR†	34,100	2,265,945
Etsy, Inc.†#	20,800	298,064
Expedia, Inc.	64,930	7,466,301
GrubHub, Inc.†	19,163	506,861
MercadoLibre, Inc.#	38,800	4,269,940
Netflix, Inc.†	78,630	9,044,809
Priceline Group, Inc.†	16,415	20,496,426
Zillow Group, Inc.†#	100,290	2,473,151
Zillow Group, Inc., Class A†#	50,145	1,272,680

		54,551,099

E-Marketing/Info - 1.1%

Criteo SA ADR†	205,085	8,041,383
CyberAgent, Inc.#(1)	33,400	1,321,806
Marketo, Inc.†	36,671	1,027,155

		10,390,344

Electric Products-Misc. - 0.6%

Hermes Microvision, Inc.(1)	34,875	1,473,196
Nidec Corp.#(1)	45,945	3,606,129

		5,079,325

Electronic Components-Misc. - 1.2%

Alps Electric Co., Ltd.#(1)	102,600	3,197,851

Corning, Inc.	38,385	660,606
Murata Manufacturing Co., Ltd.#(1)	20,710	3,005,457
TE Connectivity, Ltd.	69,100	4,096,939

		10,960,853

Electronic Components-Semiconductors - 8.7%

Altera Corp.	86,200	4,185,010
ARM Holdings PLC ADR	44,400	1,871,904
Avago Technologies, Ltd.	86,665	10,917,190
Intel Corp.	450,950	12,870,113
IPG Photonics Corp.†#	25,880	2,184,790
Microchip Technology, Inc.#	14,245	605,412
Micron Technology, Inc.†	597,240	9,800,708
Microsemi Corp.†	47,700	1,514,952
Qorvo, Inc.†	13,105	727,459
Rohm Co., Ltd.(1)	27,400	1,490,044
Semtech Corp.†	45,600	772,920
SK Hynix, Inc.(1)	440,816	13,328,603
Skyworks Solutions, Inc.	194,366	16,977,870
Sumco Corp.#(1)	214,100	1,964,529
SunEdison Semiconductor, Ltd.†	53,750	645,000

		79,856,504

Electronic Forms - 0.7%

Adobe Systems, Inc.†	76,670	6,023,962

Electronic Measurement Instruments - 1.1%

Agilent Technologies, Inc.	112,200	4,073,982
Fitbit, Inc., Class A†#	11,315	390,254
National Instruments Corp.	48,600	1,419,606
Trimble Navigation, Ltd.†	231,500	4,375,350

		10,259,192

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc.†	9,110	509,431

Enterprise Software/Service - 1.6%

Oracle Corp.	70,015	2,596,857
Proofpoint, Inc.†	63,580	3,582,097
Qlik Technologies, Inc.†	43,000	1,627,980
Veeva Systems, Inc., Class A†#	253,300	6,560,470

		14,367,404

Entertainment Software - 0.9%

Electronic Arts, Inc.†	38,175	2,525,276
NetEase, Inc. ADR	55,305	6,148,810

		8,674,086

Finance-Credit Card - 3.4%

Alliance Data Systems Corp.†	14,938	3,841,904
Visa, Inc., Class A	385,084	27,456,489

		31,298,393

Finance-Other Services - 0.1%

WageWorks, Inc.†	29,600	1,326,376

Industrial Audio & Video Products - 0.6%

GoPro, Inc., Class A†#	109,040	5,080,174

Instruments-Controls - 0.0%

Control4 Corp.†#	39,200	351,624

Internet Application Software - 1.2%

Tencent Holdings, Ltd.(1)	652,900	11,097,645

Internet Content-Entertainment - 3.7%

Facebook, Inc., Class A†	382,068	34,168,341
Youku.com, Inc. Class A†(3)(4)	16	15

		34,168,356

Internet Content-Information/News - 1.3%

LinkedIn Corp., Class A†	45,400	8,199,240
M3, Inc.#(1)	152,970	3,529,738

		11,728,978

Internet Security - 1.0%

FireEye, Inc.†#	212,835	8,040,906
VeriSign, Inc.†#	21,500	1,482,210

		9,523,116

Machinery-Electrical - 0.2%

Disco Corp.#(1)	17,700	1,335,657

Medical Instruments - 0.5%

Intuitive Surgical, Inc.†	9,400	4,802,930

Medical-Drugs - 0.3%

Grifols SA ADR	74,400	2,253,576

Multimedia - 0.3%

Twenty-First Century Fox, Inc., Class A	95,800	2,623,962

Networking Products - 4.2%

Arista Networks, Inc.†#	35,890	2,684,213
Cisco Systems, Inc.	780,865	20,208,786
Palo Alto Networks, Inc.†	97,275	15,974,501

		38,867,500

Optical Recognition Equipment - 0.1%

Lumentum Holdings, Inc.†	29,760	587,462

Photo Equipment & Supplies - 0.9%

FUJIFILM Holdings Corp.(1)	72,900	2,990,997
Largan Precision Co., Ltd.(1)	28,085	2,606,729
Sunny Optical Technology Group Co., Ltd.#(1)	1,508,925	2,532,741

		8,130,467

Publishing-Newspapers - 0.5%

News Corp., Class A†	347,400	4,735,062

Real Estate Investment Trusts - 0.2%

American Tower Corp.	23,100	2,129,589

Semiconductor Components-Integrated Circuits - 2.0%

Analog Devices, Inc.	15,100	843,486
Atmel Corp.	310,000	2,532,700
Cypress Semiconductor Corp.	34,623	346,230
Linear Technology Corp.	19,780	796,738
NXP Semiconductors NV†	7,950	672,968
Power Integrations, Inc.	11,545	453,141
QUALCOMM, Inc.	177,070	10,018,621
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	571,780	2,244,044

		17,907,928

Semiconductor Equipment - 1.6%

Applied Materials, Inc.	297,700	4,788,505
ASML Holding NV#	14,700	1,337,994

Lam Research Corp.	78,150	5,686,975
MKS Instruments, Inc.	24,970	841,489
Siltronic AG†(1)	79,500	2,228,871

		14,883,834

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	173,155	3,871,746
Viavi Solutions, Inc.†	148,800	799,056

		4,670,802

Telephone-Integrated - 1.4%

SoftBank Group Corp.(1)	219,800	12,757,408

Toys - 0.2%

Nintendo Co., Ltd.#(1)	10,000	2,055,876

Transactional Software - 0.2%

Amadeus IT Holding SA, Class A#(1)	39,645	1,652,259

Virtual Reality Products - 0.3%

RealD, Inc.†	246,900	2,323,329

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†#	40,468	1,014,937

Web Portals/ISP - 10.1%

Baidu, Inc. ADR†	96,400	14,194,900
Dropbox, Inc.†(2)(3)(4)	135,924	2,339,307
Google, Inc., Class A†	66,840	43,300,289
Google, Inc., Class C†	48,713	30,116,812
NAVER Corp.(1)	968	403,871
Yandex NV, Class A†	185,900	2,267,980

		92,623,159

Total Common Stocks
(cost $847,161,571)		883,390,005

CONVERTIBLE PREFERRED SECURITIES - 1.6%
Computers-Memory Devices - 0.1%

Pure Storage, Inc. Series F†(2)(3)(4)	63,153	921,402

Computers-Other - 0.2%

Nutanix, Inc. Series E†(2)(3)(4)	95,451	1,909,020

Data Processing/Management - 0.2%

Cloudera, Inc. Series F(2)(3)(4)	54,446	1,781,473

E-Commerce/Products - 0.1%

Flipkart Online Services, Ltd. Series A†(2)(3)(4)	216	30,031
Flipkart Online Services, Ltd. Series C†(2)(3)(4)	377	52,414
Flipkart Online Services, Ltd. Series E†(2)(3)(4)	700	97,321
Flipkart Online Services, Ltd. Series G†(2)(3)(4)	4,085	567,938

		747,704

E-Commerce/Services - 0.3%

Uber Technologies, Inc. Series E†(2)(3)(4)	86,516	3,429,372

Web Hosting/Design - 0.3%

Airbnb, Inc. Series E†(2)(3)(4)	26,943	2,508,242

Web Portals/ISP - 0.4%

Dropbox, Inc. Class A-1†(2)(3)(4)	119,521	2,248,262
Dropbox, Inc., Series A† (2)(3)(4)	12,378	232,837
Pinterest, Inc. Series G†(2)(3)(4)	41,130	1,476,380

		3,957,479

Total Convertible Preferred Securities
(cost $10,221,519)		15,254,692

PREFERRED SECURITIES - 0.1%
Computer Graphics - 0.1%

Atlassian Class A FDR†(2)(3)(4)	13,337	253,403
Atlassian Series A†(2)(3)(4)	12,885	244,815

Total Preferred Securities
(cost $419,552)		498,218

Total Long-Term Investment Securities
(cost $857,802,642)		899,142,915

SHORT-TERM INVESTMENT SECURITIES - 14.2%
Registered Investment Companies - 10.3%

State Street Navigator Securities Lending Prime Portfolio 0.21%(5)(6)	89,850,070	89,850,070
T. Rowe Price Reserve Investment Fund 0.10%(6)	4,833,980	4,833,980

		94,684,050

Time Deposits - 3.9%

Euro Time Deposit with State Street Bank and Trust Co 0.01% due 09/01/2015	$36,057,000	36,057,000

Total Short-Term Investment Securities
(cost $130,741,050)		130,741,050

REPURCHASE AGREEMENTS - 0.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $1,448,000 collateralized by $1,450,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $1,480,182 (cost $1,448,000)	1,448,000	1,448,000

TOTAL INVESTMENTS
(cost $989,991,692)(7)	112.0%	1,031,331,965
Liabilities in excess of other assets	(12.0)	(110,789,849)

NET ASSETS	100.0%	$920,542,116

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $80,550,607 representing 8.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $18,752,932 representing 2.0% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Atlassian
Class A	04/9/2014	3,707	$59,312	$70,433	$19.00	0.01%
Atlassian FDR
Class A	04/9/2014	2,554	40,864	48,526	19.00	0.01
Atlassian
Series 1	04/9/2014	6,508	104,128	123,652	19.00	0.01
Atlassian
Series 2	04/9/2014	17,424	278,784	331,056	19.00	0.04
Dropbox, Inc.	05/1/2012	135,924	1,374,071	2,339,307	17.21	0.25
Flipkart Online Services Pvt., Ltd.	03/19/2015	626	71,363	87,033	139.03	0.01
Youku.com, Inc.
Class A	07/11/2011	16	—	15	0.94	0.00

Convertible Preferred Securities
Airbnb, Inc.
Series E	07/14/2015	26,943	2,508,242	2,508,242	93.09	0.27
Cloudera, Inc.
Series F	02/5/2014	54,446	792,733	1,781,473	32.72	0.19
Dropbox, Inc.
Class A-1	05/1/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	2,248,262	18.81	0.24

Dropbox, Inc.
Series A	05/1/2012	12,378	112,010	232,837	18.81	0.03
Flipkart Online Services, Ltd.
Series A	03/19/2015	216	12,312	30,031	139.03	0.00
Flipkart Online Services, Ltd.
Series C	03/19/2015	377	42,978	52,414	139.03	0.01
Flipkart Online Services, Ltd.
Series E	03/19/2015	700	79,799	97,321	139.03	0.01
Flipkart Online Services, Ltd.
Series G	12/17/2014	4,085	489,220	567,938	139.03	0.06
Nutanix, Inc.
Series E	06/5/2014	95,451	1,278,709	1,909,020	20.00	0.21
Pinterest, Inc.
Series G	03/19/2015	41,130	1,476,380	1,476,380	35.90	0.16
Pure Storage, Inc.
Class F	04/16/2014	63,153	993,138	921,402	14.59	0.10
Uber Technologies, Inc.
Series E	06/5/2014	86,516	1,342,127	3,429,372	39.64	0.37
Preferred Securities
Atlassian Class A FDR	04/9/2014	13,337	213,392	253,403	19.00	0.03
Atlassian Series A	04/9/2014	12,885	206,160	244,815	19.00	0.03

				$18,752,932		2.04%

(5)	At August 31, 2015, the Fund had loaned securities with a total value of $95,342,491. This was secured by collateral of $89,850,070, which was received in cash and subsequently invested in short-term investments currently valued at $89,850,070 as reported in the Portfolio of Investments. Additional collateral of $9,348,071 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00% to 0.75%	09/17/2015 to 07/21/2016	$237,392
United States Treasury Notes/Bonds	0.10% to 7.50%	09/15/2015 to 08/15/2044	9,110,679

(6)	The rate shown is the 7-day yield as of August 31, 2015.
(7)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt
FDR	- Federal Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments at Value:*
Common Stocks:
Applications Software	$98,518,021	$1,419,481	$—	$99,937,502
Audio/Video Products	—	1,185,228	—	1,185,228
Computer Graphics	1,613,180	—	573,667	2,186,847
Computers	34,586,875	1,502,034	—	36,088,909
Computers-Memory Devices	40,015,030	1,620,413	—	41,635,443
E-Commerce/Products	72,681,761	—	87,033	72,768,794
E-Marketing/Info	9,068,538	1,321,806	—	10,390,344
Electric Products-Misc.	—	5,079,325	—	5,079,325
Electronic Components-Misc.	4,757,545	6,203,308	—	10,960,853
Electronic Components-Semiconductors	63,073,328	16,783,176	—	79,856,504
Internet Application Software	—	11,097,645	—	11,097,645
Internet Content-Entertainment	34,168,341	15	—	34,168,356
Internet Content-Information/News	8,199,240	3,529,738	—	11,728,978
Machinery-Electrical	—	1,335,657	—	1,335,657
Photo Equipment & Supplies	—	8,130,467	—	8,130,467
Semiconductor Components-Integrated Circuits	15,663,884	2,244,044	—	17,907,928
Semiconductor Equipment	12,654,963	2,228,871	—	14,883,834
Telephone-Integrated	—	12,757,408	—	12,757,408
Toys	—	2,055,876	—	2,055,876
Transactional Software	—	1,652,259	—	1,652,259
Web Portals/ISP	89,879,981	403,871	2,339,307	92,623,159
Other Industries	314,958,689	—	—	314,958,689
Convertible Preferred Securities	—	—	15,254,692	15,254,692
Preferred Securities	—	—	498,218	498,218
Short-Term Investment Securities:
Registered Investment Companies	94,684,050	—	—	94,684,050
Time Deposits	—	36,057,000	—	36,057,000
Repurchase Agreements	—	1,448,000	—	1,448,000

Total Investments at Value	$894,523,426	$118,055,622	$18,752,917	$1,031,331,965

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of 05/31/2015	$3,231,781	$12,587,019	$498,218
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	—	319,318	—
Change in unrealized depreciation(1)	(231,774)	(159,887)	—
Net Purchases	—	2,508,242	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/2015	$3,000,007	$15,254,692	$498,218

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2015 includes:

Common Stocks	Convertible Preferred Securities	Convertible Preferred Securities
$(231,774)	$159,431	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2015

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 8/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$573,667	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

	$87,033	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	4.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%

	$2,339,307	Market Approach with	Transaction Price*	$19.1012
		Option Pricing Method (“OPM”)	Enterprise Value/Revenue Multiple*	6.81x -12.8x(9.805x)
		and Income Approach	Discount for Lack of Marketability	10%-15% (12.5%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	1.0
			Risk-free rate	0.38%

Convertible Preferred Securities	$9,323,014	Market Approach	Transaction Price*	$20.00 - $93.0944 ($47.15712)

	$921,402	Market Approach	Next Twelve Months Revenue Mutliple*	4.1x
			Discount for Lack of Marketability	10.00%

	$1,781,473	Market Approach	Transaction Price*	$32.8300
			2015 Estimae Revenue Multiple	11.0x
			Discount for Lack of Marketability	10.00%

	$747,704	Market Approach and	Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	4.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	4.0%

	$2,481,099	Market Approach and	Transaction Price*	$19.1012
		Income Approach	Enterprise Value/Revenue Multiple*	12.8x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%

Preferred Securities	$498,218	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.5%
Advanced Materials - 1.6%

Hexcel Corp.	39,351	$1,899,079

Aerospace/Defense - 1.0%

Teledyne Technologies, Inc.†	12,059	1,180,697

Aerospace/Defense-Equipment - 1.5%

HEICO Corp., Class A	39,932	1,743,830

Airlines - 0.5%

Allegiant Travel Co.	2,675	543,721

Apparel Manufacturers - 2.3%

Carter’s, Inc.	12,880	1,266,233
G-III Apparel Group, Ltd.†	20,140	1,396,306

		2,662,539

Applications Software - 1.1%

Demandware, Inc.†	23,580	1,315,528

Auction Houses/Art Dealers - 1.9%

Ritchie Bros. Auctioneers, Inc.	80,150	2,210,537

Auto/Truck Parts & Equipment-Original - 0.7%

Gentherm, Inc.†	19,080	869,857

Banks-Commercial - 1.7%

Western Alliance Bancorp†	65,150	1,988,378

Building Products-Cement - 1.5%

Headwaters, Inc.†	85,964	1,734,754

Chemicals-Specialty - 1.6%

Chemtura Corp.†	68,463	1,862,194

Commercial Services-Finance - 3.1%

Euronet Worldwide, Inc.†	41,581	2,680,727
Heartland Payment Systems, Inc.	14,790	881,188

		3,561,915

Computer Services - 0.9%

Barracuda Networks, Inc.†	39,048	1,026,572

Drug Delivery Systems - 1.7%

DexCom, Inc.†	21,655	2,038,602

E-Marketing/Info - 1.6%

comScore, Inc.†	36,730	1,917,673

Electronic Components-Semiconductors - 2.2%

Monolithic Power Systems, Inc.	29,610	1,423,945
Tower Semiconductor, Ltd.†#	97,868	1,185,181

		2,609,126

Enterprise Software/Service - 4.8%

Proofpoint, Inc.†	58,990	3,323,496
Ultimate Software Group, Inc.†	12,693	2,236,380

		5,559,876

Entertainment Software - 1.8%

Take-Two Interactive Software, Inc.†	70,390	2,050,461

Finance-Consumer Loans - 1.5%

PRA Group, Inc.†	32,435	1,728,461

Finance-Credit Card - 0.9%

Blackhawk Network Holdings, Inc.†	27,250	1,076,648

Finance-Other Services - 0.5%

MarketAxess Holdings, Inc.	6,314	570,912

Food-Misc./Diversified - 2.2%

Pinnacle Foods, Inc.	56,450	2,531,218

Health Care Cost Containment - 1.2%

ExamWorks Group, Inc.†	37,890	1,357,220

Hotels/Motels - 1.4%

La Quinta Holdings, Inc.†	85,120	1,604,512

Industrial Audio & Video Products - 1.4%

IMAX Corp.†	53,790	1,686,317

Internet Connectivity Services - 0.9%

Cogent Communications Holdings, Inc.	38,450	1,067,757

Internet Telephone - 1.4%

RingCentral, Inc.†	95,230	1,638,908

Investment Management/Advisor Services - 0.7%

WisdomTree Investments, Inc.#	41,540	778,875

Medical Instruments - 2.1%

AtriCure, Inc.†	67,889	1,660,565
Entellus Medical, Inc.†#	36,180	805,367

		2,465,932

Medical Products - 5.4%

ConforMIS, Inc.†#	44,440	711,040
Intersect ENT, Inc.†	25,280	643,629
NxStage Medical, Inc.†	133,490	2,318,721
West Pharmaceutical Services, Inc.	30,846	1,722,749
Zeltiq Aesthetics, Inc.†#	29,050	937,444

		6,333,583

Medical Sterilization Products - 1.5%

STERIS Corp.	28,020	1,794,681

Medical-Biomedical/Gene - 9.2%

Arbutus Biopharma Corp.†#	13,817	98,239
Bluebird Bio, Inc.†	7,085	942,801
Blueprint Medicines Corp.†	20,250	554,040
Celyad ADR†	9,140	445,941
Kite Pharma, Inc.†#	16,690	887,407
Ligand Pharmaceuticals, Inc.†#	16,527	1,519,492
Lion Biotechnologies, Inc.†#	66,790	474,877
Loxo Oncology, Inc.†#	47,300	950,730
Pronai Therapeutics, Inc.†#	20,010	579,289
Repligen Corp.†	35,145	1,197,741
Sage Therapeutics, Inc.†	14,474	781,741
Spark Therapeutics, Inc.†#	14,970	652,842
Ultragenyx Pharmaceutical, Inc.†	14,098	1,573,619

		10,658,759

Medical-Drugs - 6.4%

Aimmune Therapeutics, Inc.†	23,010	485,281
Amicus Therapeutics, Inc.†	92,503	1,330,193
Ascendis Pharma A/S ADR†#	31,691	606,566
Chimerix, Inc.†	27,029	1,322,799
DBV Technologies SA ADR†	16,110	628,773
Galapagos NV ADR†	11,440	692,578
Global Blood Therapeutics, Inc.†#	10,350	512,222
Ignyta, Inc.†#	37,630	514,778
Immune Design Corp.†#	32,010	510,239
Inotek Pharmaceuticals Corp.†#	41,440	510,955
NantKwest, Inc.†#	21,530	368,594

		7,482,978

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†	22,890	1,671,657

Networking Products - 2.8%

LogMeIn, Inc.†	53,200	3,316,488

Office Furnishings-Original - 1.5%

Steelcase, Inc., Class A	96,210	1,696,182

Oil Companies-Exploration & Production - 1.1%

Carrizo Oil & Gas, Inc.†	14,890	542,443
Diamondback Energy, Inc.†	10,200	696,558

		1,239,001

Recreational Centers - 1.3%

ClubCorp Holdings, Inc.	69,644	1,567,686

Resort/Theme Parks - 1.5%

Marriott Vacations Worldwide Corp.	24,310	1,726,253

Retail-Apparel/Shoe - 0.7%

Boot Barn Holdings, Inc.†#	34,780	759,595

Retail-Automobile - 1.4%

Lithia Motors, Inc., Class A	14,790	1,576,614

Retail-Home Furnishings - 1.9%

Restoration Hardware Holdings, Inc.†	23,480	2,171,430

Retail-Pet Food & Supplies - 0.9%

Freshpet, Inc.†#	81,139	1,053,996

Retail-Restaurants - 5.3%

Papa John’s International, Inc.	24,850	1,671,162
Popeyes Louisiana Kitchen, Inc.†	25,600	1,423,872
Red Robin Gourmet Burgers, Inc.†	28,340	2,232,909
Wingstop, Inc.†	28,870	789,883

		6,117,826

Semiconductor Components-Integrated Circuits - 1.3%

M/A-COM Technology Solutions Holdings, Inc.†	50,571	1,492,350

Steel-Producers - 1.2%

Steel Dynamics, Inc.	70,720	1,377,626

Telecom Services - 0.6%

RigNet, Inc.†#	25,098	723,575

Therapeutics - 2.4%

aTyr Pharma, Inc.†#	34,470	499,125
Neurocrine Biosciences, Inc.†	29,240	1,356,151
Vital Therapies, Inc.†#	51,655	193,190
Zafgen, Inc.†#	19,350	706,662

		2,755,128

Transactional Software - 0.8%

Black Knight Financial Services, Inc., Class A†	28,708	932,149

Transport-Truck - 1.2%

Knight Transportation, Inc.	51,870	1,410,864

Total Long-Term Investment Securities
(cost $101,042,957)		111,140,520

SHORT-TERM INVESTMENT SECURITIES - 13.1%
Registered Investment Companies - 13.1%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(3)
(cost $15,265,401)	15,265,401	15,265,401

REPURCHASE AGREEMENTS - 3.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $3,993,000 collateralized by $3,990,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $4,073,052 (cost $3,993,000)	$3,993,000	3,993,000

TOTAL INVESTMENTS
(cost $120,301,358)(2)	112.0%	130,398,921
Liabilities in excess of other assets	(12.0)	(14,010,478)

NET ASSETS	100.0%	$116,388,443

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $14,487,429. This was secured by collateral of $15,265,401, which was received in cash and subsequently invested in short-term investments currently valued at $15,265,401 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2015.

ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,140,520	$—	$—	$111,140,520
Short-Term Investment Securities	15,265,401	—	—	15,265,401
Repurchase Agreements	—	3,993,000	—	3,993,000

Total Investments at Value	$126,405,921	$3,993,000	$—	$130,398,921

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advanced Materials - 0.3%

Core Molding Technologies, Inc.†	13,000	$284,050
Hexcel Corp.	10,400	501,904

		785,954

Advertising Agencies - 0.0%

Tremor Video, Inc.†	60,000	121,800

Advertising Services - 0.1%

Marchex, Inc., Class B	13,500	53,595
Millennial Media, Inc.†#	76,831	102,954

		156,549

Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	8,100	793,071

Aerospace/Defense-Equipment - 0.2%

Breeze-Eastern Corp.†	5,000	69,750
Ducommun, Inc.†	6,400	151,168
LMI Aerospace, Inc.†#	6,100	73,200
Moog, Inc., Class A†	7,000	441,700

		735,818

Agricultural Operations - 0.1%

Cadiz, Inc.†#	14,400	115,632
MGP Ingredients, Inc.#	13,100	208,814

		324,446

Airlines - 0.0%

Allegiant Travel Co.	300	60,978

Apparel Manufacturers - 0.8%

Columbia Sportswear Co.	38,866	2,385,206
Delta Apparel, Inc.†	10,500	171,045
Quiksilver, Inc.†#	77,300	33,247

		2,589,498

Applications Software - 1.6%

BSQUARE Corp.†	28,900	175,423
Cvent, Inc.†	14,460	456,068
Descartes Systems Group, Inc.†	30,300	523,281
Five9, Inc.†#	20,800	81,744
HubSpot, Inc.†	9,240	436,960
Imperva, Inc.†	4,030	240,107
New Relic, Inc.†	5,840	190,150
PDF Solutions, Inc.†	8,500	103,530
Progress Software Corp.†	11,350	307,472
SciQuest, Inc.†	59,732	655,857
Tangoe, Inc.†	35,000	262,500
Verint Systems, Inc.†	34,087	1,817,860

		5,250,952

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	16,800	463,344

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	38,750

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	5,625	356,569

Auto/Truck Parts & Equipment-Original - 0.3%

Gentherm, Inc.†	5,500	250,745
Horizon Global Corp.†	5,880	61,505
Miller Industries, Inc.	10,000	216,900
SORL Auto Parts, Inc.†	15,300	31,671
Spartan Motors, Inc.	21,600	94,392
Strattec Security Corp	4,700	296,523
Supreme Industries, Inc., Class A	16,900	140,270

		1,092,006

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	95,744

Banks-Commercial - 9.4%

American National Bankshares, Inc.	5,900	139,417
AmeriServ Financial, Inc.	22,000	72,380
Anchor Bancorp, Inc.†	3,000	65,850
BancorpSouth, Inc.	2,600	61,776
Bank of Commerce Holdings	7,640	44,006
Bank of the Ozarks, Inc.	51,419	2,149,314
BankUnited, Inc.	79,523	2,834,200
Blue Hills Bancorp, Inc.	7,900	111,785
Capital Bank Financial Corp., Class A†	16,200	498,474
Capital City Bank Group, Inc.	9,600	143,424
Chemung Financial Corp.	5,500	145,750
Citizens Holding Co.#	4,500	88,290
CNB Financial Corp.	8,500	144,925
East West Bancorp, Inc.	58,425	2,360,954
Eastern Virginia Bankshares, Inc.	12,000	78,840
Enterprise Bancorp, Inc.	6,821	149,312
Farmers Capital Bank Corp.†	7,900	204,926
First Bancorp, Inc.	7,165	132,911
First Community Bancshares, Inc.	10,000	177,100
First Horizon National Corp.	49,800	723,594
Glacier Bancorp, Inc.	96,258	2,503,671
Green Bancorp, Inc.†	2,600	31,096
Heritage Commerce Corp.	13,500	142,830
IBERIABANK Corp.	28,896	1,759,766
Kearny Financial Corp.†	12,800	145,280
Merchants Bancshares, Inc.	4,600	132,526
MidSouth Bancorp, Inc.	9,800	136,220
MidWestOne Financial Group, Inc.	5,400	157,518
Northrim BanCorp, Inc.	7,100	192,978
Ohio Valley Banc Corp.	6,400	149,760
Old Second Bancorp, Inc.†	19,157	119,348
Pacific Continental Corp.	13,000	167,960
PacWest Bancorp	41,842	1,784,143
Park Sterling Corp.	50,500	364,105
Penns Woods Bancorp, Inc.	3,200	137,248
Peoples Bancorp of North Carolina, Inc.#	5,500	106,810
Peoples Bancorp, Inc.	6,300	138,474
Pinnacle Financial Partners, Inc.	5,900	279,778
Popular, Inc.†	11,000	322,960
Premier Financial Bancorp, Inc.	4,286	66,262
PrivateBancorp, Inc.	57,675	2,182,999
Prosperity Bancshares, Inc.	8,500	439,195
QCR Holdings, Inc.	6,500	141,115
Sierra Bancorp	9,400	159,800
Simmons First National Corp., Class A	3,900	171,093
Southern National Bancorp of Virginia, Inc.	15,000	170,700
Sussex BanCorp	6,000	73,740
Synovus Financial Corp.	86,818	2,641,872
Talmer Bancorp, Inc., Class A	19,800	321,750
TCF Financial Corp.	15,600	242,112
Texas Capital Bancshares, Inc.†	12,450	670,557
United Security Bancshares†#	21,787	111,767
Valley National Bancorp	21,072	199,341
Washington Trust Bancorp, Inc.	4,600	177,606
West Bancorporation, Inc.	6,944	125,200

Westamerica Bancorporation#	6,100	275,354
Western Alliance Bancorp†	100,139	3,056,242

		30,326,404

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	4,000	97,320

Batteries/Battery Systems - 0.6%

EnerSys	36,827	1,969,140

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†#	21,600	140,400

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	153,596

Broadcast Services/Program - 0.5%

Nexstar Broadcasting Group, Inc., Class A	35,866	1,667,052

Building & Construction Products-Misc. - 0.9%

Aspen Aerogels, Inc.†	32,300	241,281
Louisiana-Pacific Corp.†	22,900	376,476
NCI Building Systems, Inc.†	5,400	56,322
Quanex Building Products Corp.	14,300	256,685
Simpson Manufacturing Co., Inc.	10,100	352,591
Trex Co., Inc.†#	45,080	1,749,555

		3,032,910

Building & Construction-Misc. - 1.2%

Comfort Systems USA, Inc.	2,900	80,388
Dycom Industries, Inc.†	51,344	3,650,045
Integrated Electrical Services, Inc.†	12,995	94,084

		3,824,517

Building Products-Air & Heating - 0.3%

AAON, Inc.	12,925	267,289
Lennox International, Inc.	6,600	779,064

		1,046,353

Building Products-Cement - 0.7%

Eagle Materials, Inc.	23,572	1,928,897
Martin Marietta Materials, Inc.	1,900	318,820

		2,247,717

Building Products-Doors & Windows - 1.0%

Apogee Enterprises, Inc.	59,107	3,082,430

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	18,400	174,616

Building-Heavy Construction - 0.4%

Orion Marine Group, Inc.†	16,100	115,598
Primoris Services Corp.	68,156	1,252,026

		1,367,624

Building-Residential/Commercial - 0.7%

AV Homes, Inc.†#	11,400	161,196
Beazer Homes USA, Inc.†	91,326	1,525,144
Meritage Homes Corp.†	10,300	434,042
Standard Pacific Corp.†	15,600	131,820

		2,252,202

Cable/Satellite TV - 0.1%

Cable One, Inc.†	700	290,738

Capacitors - 0.0%

Kemet Corp.†	20,929	43,114

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	4,000	70,200

Chemicals-Diversified - 0.0%

Koppers Holdings, Inc.	3,900	81,120

Chemicals-Plastics - 0.6%

PolyOne Corp.	55,368	1,797,799

Chemicals-Specialty - 1.6%

KMG Chemicals, Inc.	7,800	157,560
Minerals Technologies, Inc.	45,626	2,454,222
Oil-Dri Corp. of America	4,900	114,415
Sensient Technologies Corp.	33,819	2,203,308
Univar, Inc.†	11,800	267,152

		5,196,657

Circuit Boards - 0.0%

UQM Technologies, Inc.†#	57,300	49,278

Commercial Services - 1.0%

Collectors Universe, Inc.	7,200	134,424
HMS Holdings Corp.†	107,041	1,118,578
Intersections, Inc.†#	12,500	24,875
SP Plus Corp.†	6,300	144,711
Team, Inc.†	43,403	1,815,982

		3,238,570

Commercial Services-Finance - 0.1%

PRGX Global, Inc.†	26,500	95,665
Xoom Corp.†#	8,500	211,055

		306,720

Communications Software - 0.1%

Concurrent Computer Corp.	13,902	74,793
Digi International, Inc.†	13,300	136,192
Seachange International, Inc.†	19,500	117,780

		328,765

Computer Data Security - 0.1%

Fortinet, Inc.†	6,600	278,124

Computer Graphics - 0.0%

CyberArk Software, Ltd.†#	290	14,805

Computer Services - 2.2%

Barracuda Networks, Inc.†	1,700	44,693
CACI International, Inc., Class A†	24,095	1,889,530
Ciber, Inc.†	45,000	153,900
DST Systems, Inc.	19,116	1,957,860
Fleetmatics Group PLC†#	12,700	568,452
Luxoft Holding, Inc.†	39,286	2,399,982
StarTek, Inc.†	18,100	65,884

		7,080,301

Computer Software - 1.9%

Blackbaud, Inc.	41,535	2,373,310
Computer Modelling Group, Ltd.	12,200	113,506
SS&C Technologies Holdings, Inc.	54,871	3,716,961

		6,203,777

Computers-Integrated Systems - 1.4%

Agilysys, Inc.†	13,000	133,510
Cray, Inc.†	96,389	2,042,483
Jack Henry & Associates, Inc.	29,536	2,007,266
Maxwell Technologies, Inc.†#	14,800	79,032
NCI, Inc., Class A	10,000	142,700

		4,404,991

Computers-Memory Devices - 0.0%

Datalink Corp.†	11,100	64,380
Netlist, Inc.†#	37,900	18,950

		83,330

Computers-Periphery Equipment - 0.0%

Key Tronic Corp.†	9,633	100,183

Computers-Voice Recognition - 0.1%

Vocera Communications, Inc.†	18,000	211,320

Consulting Services - 0.1%

CRA International, Inc.†	7,700	174,944
Information Services Group, Inc.	42,400	157,304
PDI, Inc.†	34,800	72,036

		404,284

Consumer Products-Misc. - 0.8%

CSS Industries, Inc.	3,000	79,440
Helen of Troy, Ltd.†	24,058	2,048,298
Tumi Holdings, Inc.†	19,700	388,484

		2,516,222

Containers-Paper/Plastic - 1.0%

Berry Plastics Group, Inc.†	5,600	165,760
Graphic Packaging Holding Co.	215,067	3,032,445

		3,198,205

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	8,689

Data Processing/Management - 0.0%

Innodata, Inc.†	25,000	59,750

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	8,600	301,086

Diagnostic Equipment - 0.8%

Affymetrix, Inc.†#	221,455	2,066,175
BioTelemetry, Inc.†	36,900	527,301
Hansen Medical, Inc.†#	75,000	41,850

		2,635,326

Diagnostic Kits - 1.0%

Alere, Inc.†	55,538	2,886,310
Meridian Bioscience, Inc.	19,300	369,209

		3,255,519

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†(1)	40,405	77,238

Distribution/Wholesale - 0.2%

Core-Mark Holding Co., Inc.	9,300	559,023
Houston Wire & Cable Co.	14,739	112,606

		671,629

Diversified Manufacturing Operations - 0.4%

AZZ, Inc.	10,400	526,240
Chase Corp.	5,600	221,200
EnPro Industries, Inc.	1,900	90,136
Fabrinet†	7,000	139,160
Harsco Corp.	23,300	269,348

		1,246,084

Diversified Minerals - 0.1%

Ring Energy, Inc.†#	17,400	178,350
United States Lime & Minerals, Inc.	2,600	128,024

		306,374

Diversified Operations - 0.0%

Resource America, Inc., Class A	17,400	132,066

Diversified Operations/Commercial Services - 0.0%

Volt Information Sciences, Inc.†	14,393	128,673

Drug Delivery Systems - 0.1%

Catalent, Inc.†	9,200	292,468

E-Commerce/Products - 0.0%

1-800-flowers.com, Inc., Class A†	7,000	58,730
US Auto Parts Network, Inc.†	20,000	43,000

		101,730

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	5,900	31,211
Coupons.com, Inc.†#	7,790	72,759
Etsy, Inc.†#	9,600	137,568
GrubHub, Inc.†	11,067	292,722
SurveyMonkey.com LLC†(2)(5)(6)	5,062	83,143
United Online, Inc.†	12,500	136,125
Zillow Group, Inc., Class A†#	900	22,842
Zillow Group, Inc., Class C†#	1,800	44,388

		820,758

E-Marketing/Info - 0.2%

Marketo, Inc.†	18,400	515,384
QuinStreet, Inc.†	35,000	192,500
ReachLocal, Inc.†#	15,000	36,750

		744,634

Educational Software - 0.0%

Rosetta Stone, Inc.†#	14,000	97,580

Electric Products-Misc. - 0.0%

Graham Corp.	5,800	107,300

Electric-Integrated - 0.6%

Cleco Corp.	2,800	150,024
El Paso Electric Co.	9,700	343,380
NorthWestern Corp.	3,800	196,232
PNM Resources, Inc.	26,200	670,982
Portland General Electric Co.	15,900	549,186

		1,909,804

Electronic Components-Misc. - 0.3%

Bel Fuse, Inc., Class B	6,000	105,960
CTS Corp.	12,000	226,200
Gentex Corp.	10,200	158,100
Sparton Corp.†	5,900	137,116
Vishay Precision Group, Inc.†	8,800	98,472
ZAGG, Inc.†	15,898	116,373

		842,221

Electronic Components-Semiconductors - 2.0%

Cavium, Inc.†	3,500	238,070
Diodes, Inc.†	7,250	142,753
Fairchild Semiconductor International, Inc.†	107,464	1,461,510
GigOptix, Inc.†#	50,000	83,500
GSI Technology, Inc.†	19,800	92,268
Intersil Corp., Class A	131,804	1,389,214
InvenSense, Inc.†#	10,500	107,205
Kopin Corp.†	14,300	44,330
Microsemi Corp.†	60,184	1,911,444
Pixelworks, Inc.†#	22,000	102,740
PMC-Sierra, Inc.†	38,800	244,052
Richardson Electronics, Ltd.	15,000	93,300
Semtech Corp.†	28,100	476,295
Silicon Laboratories, Inc.†	3,500	152,180

		6,538,861

Electronic Design Automation - 0.0%

Cadence Design Systems, Inc.†	1,200	24,024

Electronic Measurement Instruments - 0.3%

CyberOptics Corp.†	18,900	128,520
ESCO Technologies, Inc.	12,200	440,542
FARO Technologies, Inc.†	5,500	213,675
National Instruments Corp.	9,600	280,416

		1,063,153

Electronic Parts Distribution - 0.6%

Tech Data Corp.†	31,500	2,055,060

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	5,000	196,550
Vicon Industries, Inc.#	14,000	19,600

		216,150

Energy-Alternate Sources - 0.1%

Aemetis, Inc.†#	17,800	55,002
Amyris, Inc.†#	50,800	91,948
REX American Resources Corp.†#	2,100	112,602

		259,552

Engineering/R&D Services - 0.1%

Exponent, Inc.	5,200	222,300
VSE Corp.	3,700	153,106

		375,406

Enterprise Software/Service - 1.4%

American Software, Inc., Class A	11,600	106,256
Guidewire Software, Inc.†	13,700	765,967
MicroStrategy, Inc., Class A†	14,323	2,845,980
Proofpoint, Inc.†	10,600	597,204
Qlik Technologies, Inc.†	4,900	185,514

		4,500,921

Environmental Consulting & Engineering - 0.0%

TRC Cos., Inc.†	8,712	77,711

Environmental Monitoring & Detection - 0.2%

MSA Safety, Inc.	13,500	613,980

Filtration/Separation Products - 0.1%

CLARCOR, Inc.	7,300	411,501

Finance-Consumer Loans - 0.1%

Asta Funding, Inc.†	13,200	117,084
Regional Management Corp.†	8,200	135,300

		252,384

Finance-Investment Banker/Broker - 1.8%

E*TRADE Financial Corp.†	135,435	3,560,586
Evercore Partners, Inc., Class A	35,298	1,848,909
FBR & Co.	5,750	126,155
Houlihan Lokey, Inc.†	2,900	63,800
JMP Group LLC	16,300	116,545
Piper Jaffray Cos.†	1,800	75,348

		5,791,343

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	82,800
Marlin Business Services Corp.	7,500	102,900

		185,700

Finance-Mortgage Loan/Banker - 0.0%

PennyMac Financial Services, Inc., Class A†	4,400	75,548

Finance-Other Services - 0.0%

Higher One Holdings, Inc.†#	20,300	40,194

Financial Guarantee Insurance - 0.4%

Assured Guaranty, Ltd.	23,877	603,133
MGIC Investment Corp.†	11,100	117,216
Radian Group, Inc.	28,400	510,632

		1,230,981

Food-Canned - 0.8%

TreeHouse Foods, Inc.†	31,141	2,471,661

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†	8,600	561,408

Food-Misc./Diversified - 1.2%

Inventure Foods, Inc.†	17,900	154,835
Pinnacle Foods, Inc.	77,940	3,494,830
Senomyx, Inc.†#	30,400	202,464

		3,852,129

Food-Retail - 0.1%

Fresh Market, Inc.†#	11,000	236,830

Food-Wholesale/Distribution - 0.0%

AMCON Distributing Co.	500	41,850

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	13,500	363,825

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A	5,000	253,900

Gambling (Non-Hotel) - 0.2%

Dover Downs Gaming & Entertainment, Inc.†	43,334	45,501
Golden Entertainment, Inc.†	15,200	139,840
Isle of Capri Casinos, Inc.†	18,000	332,280

		517,621

Garden Products - 0.3%

Toro Co.	11,200	798,560

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	3,700	182,299
Delta Natural Gas Co., Inc.	3,800	77,558

Gas Natural, Inc.	13,000	115,830
ONE Gas, Inc.	16,300	700,411
Southwest Gas Corp.	9,800	539,882
UGI Corp.	31,342	1,068,135

		2,684,115

Gold Mining - 0.2%

Franco-Nevada Corp.	5,200	225,296
New Gold, Inc.†	78,600	181,026
Osisko Gold Royalties, Ltd.	13,800	160,175

		566,497

Health Care Cost Containment - 0.0%

HealthEquity, Inc.†	1,000	29,320

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†#	30,000	62,400
Unilife Corp.†#	35,000	42,700

		105,100

Heart Monitors - 0.1%

HeartWare International, Inc.†	2,600	222,560

Home Furnishings - 0.7%

Hooker Furniture Corp.	9,100	217,126
La-Z-Boy, Inc.	67,381	1,860,389

		2,077,515

Hotels/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	87,210

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	116,160

Human Resources - 0.8%

Cross Country Healthcare, Inc.†	20,000	277,800
Kforce, Inc.	1,400	37,506
RCM Technologies, Inc.	20,000	99,600
Team Health Holdings, Inc.†	39,170	2,300,846

		2,715,752

Independent Power Producers - 0.1%

Dynegy, Inc.†	2,600	66,950
NRG Yield, Inc., Class A#	3,200	50,336
NRG Yield, Inc., Class C#	3,200	51,392

		168,678

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	67,200
Iteris, Inc.†	76,210	159,279

		226,479

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	5,000	154,200

Instruments-Controls - 0.7%

Allied Motion Technologies, Inc.	14,000	266,280
Control4 Corp.†#	3,900	34,983
Frequency Electronics, Inc.†	10,000	111,900
Watts Water Technologies, Inc., Class A	32,062	1,758,601
Woodward, Inc.	1,250	57,000

		2,228,764

Insurance-Life/Health - 1.0%

Independence Holding Co.	10,460	128,762
StanCorp Financial Group, Inc.	27,584	3,136,577

		3,265,339

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	31,380	2,167,103
Kemper Corp.	6,000	212,520

		2,379,623

Insurance-Property/Casualty - 1.0%

Enstar Group, Ltd.†	1,900	277,609
Hallmark Financial Services, Inc.†	13,000	149,370
HCC Insurance Holdings, Inc.	5,900	455,893
Infinity Property & Casualty Corp.	10,000	772,800
RLI Corp.	8,100	422,091
Safety Insurance Group, Inc.	3,700	194,546
Selective Insurance Group, Inc.	20,800	630,656
State Auto Financial Corp.	9,750	213,525

		3,116,490

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†	3,600	96,444

Internet Application Software - 0.1%

Lionbridge Technologies, Inc.†	36,800	196,144

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	21,200	115,964

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†	14,100	252,954

Internet Content-Information/News - 0.1%

Reis, Inc.	8,000	199,200

Internet Financial Services - 0.0%

TheStreet, Inc.	48,200	84,350

Internet Incubators - 0.1%

HomeAway, Inc.†	4,900	140,581
ModusLink Global Solutions, Inc.†#	5,000	15,750

		156,331

Internet Infrastructure Software - 0.0%

Support.com, Inc.†	56,500	71,755
Unwired Planet, Inc.†#	65,400	50,358

		122,113

Internet Security - 0.1%

iPass, Inc.†#	49,900	54,391
Zix Corp.†	41,500	181,770

		236,161

Internet Telephone - 0.1%

RingCentral, Inc.†	12,400	213,404

Investment Companies - 0.0%

KCAP Financial, Inc.#	16,700	78,490

Investment Management/Advisor Services - 1.3%

Artisan Partners Asset Management, Inc., Class A	1,300	53,131
Calamos Asset Management, Inc., Class A	14,000	147,840
Cohen & Steers, Inc.	8,700	260,826
Financial Engines, Inc.#	15,200	493,392
Janus Capital Group, Inc.	177,394	2,639,623

Manning & Napier, Inc.#	8,400	80,388
Pzena Investment Management, Inc., Class A	2,700	27,297
Silvercrest Asset Management Group, Inc., Class A#	10,000	117,700
Waddell & Reed Financial, Inc., Class A	11,400	445,398

		4,265,595

Leisure Products - 0.1%

Escalade, Inc.	5,200	93,028
Johnson Outdoors, Inc., Class A	7,200	180,504

		273,532

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	3,700	250,157

Machine Tools & Related Products - 0.1%

Hardinge, Inc.	11,000	112,970
LS Starrett Co, Class A	8,000	126,320

		239,290

Machinery-Farming - 0.1%

Alamo Group, Inc.	3,000	154,470

Machinery-General Industrial - 0.8%

Albany International Corp., Class A	65,524	2,090,216
Chart Industries, Inc.†	11,000	281,160
Manitowoc Co., Inc.	6,500	111,020
Xerium Technologies, Inc.†	15,000	182,550

		2,664,946

Machinery-Pumps - 0.2%

Graco, Inc.	8,300	572,617

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.#	9,800	45,080

Medical Imaging Systems - 0.7%

Analogic Corp.	27,307	2,200,398
Digirad Corp.	25,000	95,000

		2,295,398

Medical Instruments - 1.1%

Bio-Techne Corp.	21,351	2,017,242
Bruker Corp.†	17,400	319,812
Edwards Lifesciences Corp.†	900	126,792
Entellus Medical, Inc.†#	1,000	22,260
Navidea Biopharmaceuticals, Inc.†#	85,500	160,740
Thoratec Corp.†	10,900	684,738
TransEnterix, Inc.†#	20,000	52,800

		3,384,384

Medical Products - 2.4%

Accuray, Inc.†#	15,937	109,806
Cooper Cos., Inc.	200	32,484
Globus Medical, Inc., Class A†	79,920	1,951,646
Halyard Health, Inc.†	15,900	499,896
Hill-Rom Holdings, Inc.	43,360	2,291,143
K2M Group Holdings, Inc.†	18,000	382,140
Medgenics, Inc.†#	19,000	150,290
NanoString Technologies, Inc.†#	9,000	136,890
Span-America Medical Systems, Inc.	3,100	55,366
Tornier NV†	12,300	273,552
TriVascular Technologies, Inc.†#	17,500	92,925
Wright Medical Group, Inc.†	73,029	1,684,779

		7,660,917

Medical Sterilization Products - 0.2%

STERIS Corp.	11,500	736,575

Medical-Biomedical/Gene - 2.6%

Acceleron Pharma, Inc.†	4,500	130,410
AMAG Pharmaceuticals, Inc.†#	31,946	1,997,903
ArQule, Inc.†	55,000	93,500
Asterias Biotherapeutics, Inc.†#	9,454	44,812
BioMarin Pharmaceutical, Inc.†	100	12,924
Biota Pharmaceuticals, Inc.†	34,600	75,774
Charles River Laboratories International, Inc.†	26,729	1,841,361
Curis, Inc.†#	48,225	126,349
Endocyte, Inc.†#	16,000	84,320
Enzo Biochem, Inc.†	33,500	97,820
Exelixis, Inc.†#	30,200	179,690
Five Prime Therapeutics, Inc.†	5,000	95,350
Harvard Bioscience, Inc.†	30,000	131,100
Incyte Corp.†	7,500	871,425
Insmed, Inc.†	9,000	219,960
Isis Pharmaceuticals, Inc.†#	8,100	406,458
Medicines Co.†	9,100	373,100
Onconova Therapeutics, Inc.†#	12,000	18,240
PharmAthene, Inc.†#	68,300	99,035
Protalix BioTherapeutics, Inc.†#	22,016	32,363
pSivida Corp.†#	32,000	120,000
Retrophin, Inc.†	32,435	889,368
Rigel Pharmaceuticals, Inc.†	40,000	120,000
Seattle Genetics, Inc.†#	5,200	209,404
Theravance Biopharma, Inc.†#	400	5,824
Theravance, Inc.#	1,200	16,692
Ultragenyx Pharmaceutical, Inc.†	500	55,810

		8,348,992

Medical-Drugs - 1.1%

Achaogen, Inc.†#	10,000	69,000
Agile Therapeutics, Inc.†#	7,700	67,991
Alimera Sciences, Inc.†#	25,025	83,584
Alkermes PLC†	13,700	815,972
BioSpecifics Technologies Corp.†	2,600	129,116
Chimerix, Inc.†	3,300	161,502
CoLucid Pharmaceuticals, Inc.†	3,100	20,305
Conatus Pharmaceuticals, Inc.†#	9,500	37,335
Cumberland Pharmaceuticals, Inc.†	12,800	77,056
Dicerna Pharmaceuticals, Inc.†	8,300	91,051
MediciNova, Inc.†#	13,572	40,037
NanoViricides, Inc.†#	43,000	51,170
Ophthotech Corp.†	1,300	57,239
Pacira Pharmaceuticals, Inc.†	11,600	667,580
Pain Therapeutics, Inc.†#	40,000	73,600
Pernix Therapeutics Holdings, Inc.†#	29,000	139,780
POZEN, Inc.†	15,600	136,188
Relypsa, Inc.†	2,800	64,288
TESARO, Inc.†#	3,500	180,180
Trevena, Inc.†#	20,000	120,000
VIVUS, Inc.†#	75,000	84,750

XenoPort, Inc.†	25,000	168,750
Zogenix, Inc.†#	11,712	225,105
ZS Pharma, Inc.†#	1,200	61,392

		3,622,971

Medical-Generic Drugs - 0.7%

Impax Laboratories, Inc.†	55,768	2,284,257

Medical-HMO - 0.5%

Centene Corp.†	10,400	641,888
Universal American Corp.†	6,400	45,760
WellCare Health Plans, Inc.†	8,800	797,896

		1,485,544

Medical-Hospitals - 1.8%

Acadia Healthcare Co., Inc.†	12,300	898,269
Adeptus Health, Inc., Class A†#	4,600	458,344
Community Health Systems, Inc.†	33,255	1,785,793
LifePoint Health, Inc.†	34,928	2,728,925

		5,871,331

Metal Processors & Fabrication - 1.4%

Ampco-Pittsburgh Corp.	6,500	80,080
Dynamic Materials Corp.	8,100	91,773
Haynes International, Inc.	45,601	1,742,870
RBC Bearings, Inc.†	8,700	538,182
Rexnord Corp.†	84,296	1,690,135
Sun Hydraulics Corp.	6,400	206,464

		4,349,504

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	71,225

Metal-Aluminum - 0.0%

Constellium NV, Class A†	17,800	116,590

Metal-Diversified - 0.1%

HudBay Minerals, Inc.	15,000	75,137
Luxfer Holdings PLC ADR	15,300	200,430

		275,567

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	9,500	256,120
John Bean Technologies Corp.	16,300	539,856
TriMas Corp.†	14,300	260,832

		1,056,808

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	18,000	110,520

Multimedia - 0.0%

Demand Media, Inc.†	25,000	117,750

Networking Products - 0.1%

Extreme Networks, Inc.†	55,000	165,000
Infoblox, Inc.†	3,500	67,340
Ixia†	13,700	211,939

		444,279

Non-Hazardous Waste Disposal - 0.9%

Casella Waste Systems, Inc., Class A†	32,900	202,664
Waste Connections, Inc.	53,779	2,557,729

		2,760,393

Office Automation & Equipment - 0.5%

Pitney Bowes, Inc.	80,627	1,597,221

Office Furnishings-Original - 0.2%

Knoll, Inc.	20,500	490,360

Oil & Gas Drilling - 0.3%

Precision Drilling Corp.	227,828	1,095,853

Oil Companies-Exploration & Production - 1.0%

Approach Resources, Inc.†#	28,300	72,448
Diamondback Energy, Inc.†	8,000	546,320
Eclipse Resources Corp.†#	12,200	46,970
Evolution Petroleum Corp.#	10,600	62,222
FieldPoint Petroleum Corp.†	31,900	31,262
FX Energy, Inc.†#	15,000	14,541
Gastar Exploration, Inc.†#	60,000	99,000
Jones Energy, Inc., Class A†#	15,000	88,950
Matador Resources Co.†	21,900	501,729
Panhandle Oil and Gas, Inc., Class A	5,000	87,800
Parsley Energy, Inc., Class A†#	14,400	247,680
PetroQuest Energy, Inc.†#	41,000	59,040
Rex Energy Corp.†#	30,000	103,500
Rice Energy, Inc.†	5,400	105,030
RSP Permian, Inc.†	2,900	69,426
Seventy Seven Energy, Inc.†#	33,900	97,293
Swift Energy Co.†#	35,000	21,070
Synergy Resources Corp.†	8,900	95,586
Ultra Petroleum Corp.†#	76,599	652,624
VAALCO Energy, Inc.†#	30,000	53,400
Warren Resources, Inc.†#	34,500	20,700
Yuma Energy, Inc.†	5,411	2,597

		3,079,188

Oil Field Machinery & Equipment - 0.8%

Dril-Quip, Inc.†	1,300	89,622
Flotek Industries, Inc.†#	13,700	267,972
Forum Energy Technologies, Inc.†	106,268	1,670,533
Gulf Island Fabrication, Inc.	16,400	207,132
Mitcham Industries, Inc.†	22,400	96,544
Natural Gas Services Group, Inc.†	7,400	160,506
Thermon Group Holdings, Inc.†	6,200	141,856

		2,634,165

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	214	9,761

Oil-Field Services - 0.5%

Enservco Corp.†#	19,000	15,200
Forbes Energy Services, Ltd.†#	17,200	15,652
Helix Energy Solutions Group, Inc.†	71,221	494,986
Independence Contract Drilling, Inc.†	13,600	94,248
Key Energy Services, Inc.†#	111,000	78,943
Newpark Resources, Inc.†	21,700	159,061
RPC, Inc.#	16,700	194,054
SEACOR Holdings, Inc.†	7,900	509,629
Tesco Corp.	16,700	141,783
TETRA Technologies, Inc.†	2,300	17,687

		1,721,243

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	6,400	358,784
Schweitzer-Mauduit International, Inc.	5,600	197,848

		556,632

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	2,300	68,333
Masimo Corp.†	400	16,252

		84,585

Pharmacy Services - 0.1%

Diplomat Pharmacy, Inc.†	5,300	209,297
Liberator Medical Holdings, Inc.#	35,000	89,250

		298,547

Physicians Practice Management - 0.0%

Healthways, Inc.†	3,800	46,398

Pipelines - 0.4%

SemGroup Corp., Class A	25,777	1,417,735

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	6,200	150,474
PowerSecure International, Inc.†	15,000	180,900

		331,374

Printing-Commercial - 0.2%

ARC Document Solutions, Inc.†	9,300	61,752
Multi-Color Corp.	9,850	649,017
RR Donnelley & Sons Co.	816	12,811

		723,580

Publishing-Books - 0.1%

Scholastic Corp.	6,549	282,982

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	18,221	91,287
Lee Enterprises, Inc.†#	34,500	64,170

		155,457

Quarrying - 0.1%

Compass Minerals International, Inc.	2,600	210,600

Radio - 0.1%

Emmis Communications Corp., Class A†	58,600	73,836
Saga Communications, Inc., Class A	123	4,294
Salem Media Group, Inc., Class A	10,000	64,000

		142,130

Real Estate Investment Trusts - 2.6%

Acadia Realty Trust	6,700	197,985
American Campus Communities, Inc.	11,800	404,150
CatchMark Timber Trust, Inc., Class A	14,800	149,036
Chesapeake Lodging Trust	10,400	300,664
Colony Capital, Inc.	5,200	112,892
Corporate Office Properties Trust	17,600	370,128
Cousins Properties, Inc.	193,700	1,776,229
CubeSmart	48,377	1,223,454
DiamondRock Hospitality Co.	29,108	342,310
EastGroup Properties, Inc.	9,600	518,400
Equity One, Inc.	12,800	300,928
First Potomac Realty Trust	11,300	118,763
GEO Group, Inc.	46,898	1,408,347
Outfront Media, Inc.	6,193	140,148
PS Business Parks, Inc.	8,600	627,456
Retail Opportunity Investments Corp.	12,000	191,160
Urstadt Biddle Properties, Inc., Class A	10,300	184,679

		8,366,729

Real Estate Management/Services - 1.3%

Jones Lang LaSalle, Inc.	15,332	2,282,475
Kennedy-Wilson Holdings, Inc.	76,242	1,826,758
RE/MAX Holdings, Inc., Class A	2,500	91,700

		4,200,933

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	7,700	260,491
Consolidated-Tomoka Land Co.	3,100	170,283
Forestar Group, Inc.†	12,900	166,797
St. Joe Co.†#	10,000	174,500

		772,071

Recreational Vehicles - 0.4%

Arctic Cat, Inc.	3,300	87,219
Brunswick Corp.	21,900	1,088,649

		1,175,868

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	18,800	200,408

Resort/Theme Parks - 0.7%

Vail Resorts, Inc.	20,520	2,214,313

Retail-Apparel/Shoe - 0.6%

American Eagle Outfitters, Inc.	18,900	321,678
Burlington Stores, Inc.†	3,600	191,124
Chico’s FAS, Inc.	34,400	512,904
Christopher & Banks Corp.†	53,000	92,750
Destination Maternity Corp.	7,800	88,530
Destination XL Group, Inc.†	30,000	181,500
Express, Inc.†	10,700	218,280
Francesca’s Holdings Corp.†	13,500	151,740
New York & Co., Inc.†	33,029	86,866
Pacific Sunwear of California, Inc.†#	37,200	26,412
Tilly’s, Inc., Class A†	14,458	115,809

		1,987,593

Retail-Appliances - 0.0%

hhgregg, Inc.†#	17,000	81,600

Retail-Arts & Crafts - 0.8%

Michaels Cos., Inc.†	93,743	2,457,004

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.	39,834	2,015,600

Retail-Computer Equipment - 0.0%

PCM, Inc.†	13,544	132,460

Retail-Discount - 0.2%

HSN, Inc.	6,100	370,941
Tuesday Morning Corp.†	38,600	306,098

		677,039

Retail-Home Furnishings - 0.5%

Pier 1 Imports, Inc.#	108,257	1,102,056
Restoration Hardware Holdings, Inc.†#	6,500	601,120

		1,703,176

Retail-Leisure Products - 0.1%

West Marine, Inc.†	17,232	151,125

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†	5,200	201,084
Gaiam, Inc., Class A†#	17,400	106,314

		307,398

Retail-Restaurants - 4.4%

BJ’s Restaurants, Inc.†	5,200	223,548
Bloomin’ Brands, Inc.	24,400	505,080
Bojangles’, Inc.†#	1,700	35,394
Bravo Brio Restaurant Group, Inc.†	11,500	146,625
Brinker International, Inc.#	44,190	2,347,815
Carrols Restaurant Group, Inc.†	7,500	94,875
Cheesecake Factory, Inc.	6,800	369,036
Cracker Barrel Old Country Store, Inc.#	14,524	2,094,070
Denny’s Corp.†	35,900	403,157
Famous Dave’s of America, Inc.†#	6,800	99,348
Jack in the Box, Inc.	5,400	422,172
Jamba, Inc.†#	520	7,186
Krispy Kreme Doughnuts, Inc.†	24,600	421,644
Luby’s, Inc.†	25,000	121,000
Papa John’s International, Inc.	29,326	1,972,174
Red Robin Gourmet Burgers, Inc.†	32,046	2,524,904
Shake Shack, Inc.†#	700	34,958
Sonic Corp.	90,814	2,451,978

		14,274,964

Retail-Sporting Goods - 0.1%

Hibbett Sports, Inc.†#	3,100	122,450
Zumiez, Inc.†	13,300	310,023

		432,473

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	8,000	156,800

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	33,881	1,585,631

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	81,120

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†#	1,200	87,396

Satellite Telecom - 0.5%

Iridium Communications, Inc.†#	220,991	1,646,383

Savings & Loans/Thrifts - 1.0%

Banc of California, Inc.	10,000	123,900
Beneficial Bancorp, Inc.†	26,300	327,172
Capitol Federal Financial, Inc.	41,140	495,737
Clifton Bancorp, Inc.	8,100	111,699
ESSA Bancorp, Inc.	9,000	116,370
First Defiance Financial Corp.	5,800	218,602
First Financial Northwest, Inc.	10,000	122,400
First Niagara Financial Group, Inc.	55,900	517,075
Fox Chase Bancorp, Inc.	5,000	86,300
Home Bancorp, Inc.	6,600	165,726
Lake Shore Bancorp, Inc.	10,000	134,400
Meridian Bancorp, Inc.†	14,300	182,182
Meta Financial Group, Inc.	2,500	108,550
Oneida Financial Corp.	6,000	119,520
Territorial Bancorp, Inc.	4,000	103,840
United Community Financial Corp.	26,500	132,235
Westfield Financial, Inc.	16,000	120,000

		3,185,708

Schools - 0.1%

American Public Education, Inc.†	6,600	144,738
Lincoln Educational Services Corp.	20,000	8,960
Universal Technical Institute, Inc.	15,500	69,130

		222,828

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	15,664	72,524

Semiconductor Components-Integrated Circuits - 0.1%

Integrated Device Technology, Inc.†	4,300	81,657
M/A-COM Technology Solutions
Holdings, Inc.†	3,700	109,187
Pericom Semiconductor Corp.	7,000	85,260

		276,104

Semiconductor Equipment - 1.5%

Cascade Microtech, Inc.†	15,400	237,468
Entegris, Inc.†	145,679	2,000,173
Mattson Technology, Inc.†	34,500	96,945
Tessera Technologies, Inc.	60,225	1,971,766
Ultra Clean Holdings, Inc.†	14,700	99,813
Veeco Instruments, Inc.†	12,800	295,296

		4,701,461

Soap & Cleaning Preparation - 0.0%

Wausau Paper Corp.	12,300	95,817

Steel Pipe & Tube - 0.2%

Mueller Water Products, Inc., Class A	35,400	316,830
Valmont Industries, Inc.	2,200	233,838

		550,668

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	60,200
Ryerson Holding Corp.†#	10,300	78,486
Worthington Industries, Inc.	10,100	258,459

		397,145

Storage/Warehousing - 0.7%

Mobile Mini, Inc.	64,557	2,195,584

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	4,300	96,148
Finisar Corp.†	96,846	1,494,334
KVH Industries, Inc.†	14,357	159,075

		1,749,557

Telecom Services - 0.1%

Allot Communications, Ltd.†#	14,700	76,734
Consolidated Communications Holdings, Inc.	1	20
Hawaiian Telcom Holdco, Inc.†	5,000	110,050
Straight Path Communications, Inc., Class B†#	5,950	135,362

		322,166

Telecommunication Equipment - 0.7%

ADTRAN, Inc.	17,300	277,146
ARRIS Group, Inc.†	67,631	1,786,811
Aware, Inc.†	14,500	46,400
Westell Technologies, Inc., Class A† Class A	41,700	47,121

		2,157,478

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	170,940

Textile-Apparel - 0.1%

Cherokee, Inc.	6,400	164,096

Textile-Products - 0.1%

Culp, Inc.	5,000	153,750
Dixie Group, Inc.†#	10,000	99,900

		253,650

Theaters - 0.0%

National CineMedia, Inc.	3,200	42,080

Therapeutics - 0.2%

Akebia Therapeutics, Inc.†#	11,400	79,344
Cara Therapeutics, Inc.†	14,700	278,712
CorMedix, Inc.†#	40,000	109,600
Egalet Corp.†#	25,000	280,250

		747,906

Transactional Software - 0.6%

Bottomline Technologies de, Inc.†	75,347	2,014,779

Transport-Equipment & Leasing - 0.1%

General Finance Corp.†#	10,034	38,230
Willis Lease Finance Corp.†	10,000	167,500

		205,730

Transport-Marine - 0.6%

Horizon North Logistics, Inc.	18,000	44,740
Scorpio Tankers, Inc.	206,959	1,957,832

		2,002,572

Transport-Services - 0.1%

Matson, Inc.	4,700	177,096
Radiant Logistics, Inc.†	25,000	150,500
UTi Worldwide, Inc.†	11,000	78,320
XPO Logistics, Inc.†#	1	35

		405,951

Transport-Truck - 3.3%

Celadon Group, Inc.	91,657	1,749,732
Forward Air Corp.	38,532	1,734,711
Heartland Express, Inc.	83,698	1,694,048
Knight Transportation, Inc.	19,075	518,840
Landstar System, Inc.	34,661	2,294,558
Old Dominion Freight Line, Inc.†	33,739	2,243,306
Saia, Inc.†	9,900	371,745
USA Truck, Inc.†	6,900	136,275

		10,743,215

Veterinary Diagnostics - 0.6%

Phibro Animal Health Corp., Class A	53,381	1,884,349

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	198,768
Omega Protein Corp.†	9,000	153,630

		352,398

Water - 0.1%

Artesian Resources Corp., Class A	7,400	162,726

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	25,000	66,750

Web Hosting/Design - 0.1%

Endurance International Group Holdings, Inc.†#	12,200	186,538

Wire & Cable Products - 0.4%

Belden, Inc.	25,157	1,267,661

Wireless Equipment - 0.1%

CalAmp Corp.†	9,000	149,580
ID Systems, Inc.†	22,000	82,500
TESSCO Technologies, Inc.	5,900	140,597

		372,677

Total Common Stocks
(cost $269,047,964)		318,606,447

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Computers-Integrated Systems - 0.1%

Apptio, Inc. Series D†(2)(5)(6)	5,641	129,179

Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(2)(5)(6)	6,715	219,716

E-Commerce/Services - 0.0%

CarGurus, Inc. Series D†(2)(5)(6)	2,567	104,331

Enterprise Software/Service - 0.0%

Plex Systems, Inc. Series B†(2)(5)(6)	50,422	115,683

Internet Infrastructure Software - 0.0%

MongoDB, Inc. Series F†(2)(5)(6)	4,475	74,840

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. 12.50%(3)	4,886	8,746

Total Convertible Preferred Securities
(cost $520,761)		652,494

Total Long-Term Investment Securities
(cost $269,568,725)		319,258,942

SHORT-TERM INVESTMENT SECURITIES - 8.2%
Registered Investment Companies - 7.5%

State Street Navigator Securities Lending Prime Portfolio 0.21%(4)(7)	22,216,959	22,216,959
T. Rowe Price Reserve Investment Fund 0.10%(7)	1,905,649	1,905,649

		24,122,608

Time Deposits — 0.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$2,074,000	2,074,000

Total Short-Term Investment Securities
(cost $26,196,608)		26,196,608

TOTAL INVESTMENTS
(cost $295,765,333)(8)	107.3%	345,455,550
Liabilities in excess of other assets	(7.3)	(23,393,793)

NET ASSETS	100.0%	$322,061,757

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $77,238 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2015.
(4)	At August 31, 2015, the Fund had loaned securities with a total value of $21,565,400. This was secured by collateral of $22,216,959, which was received in cash and subsequently invested in short-term investments currently value at $22,216,959 as reported in the portfolio of investments. The remaining collateral of $289,332 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/17/2015 to 07/21/2016	$21,560
United States Treasury Notes/Bonds	zero coupon to 7.50%	09/30/2015 to 08/15/2044	267,772

(5)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $726,891 representing 0.2% of net assets.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SurveyMonkey.com LLC	11/25/2014	5,062	$83,270	$83,143	$16.42	0.03%
Convertible Preferred Securities
Apptio, Inc., Series D	03/09/2012	5,641	101,069	129,179	22.90	0.05
CarGurus, Inc., Series D	07/07/2015	2,567	104,331	104,331	40.64	0.03
Cloudera, Inc., Series F	02/05/2014	6,715	97,770	219,715	32.72	0.07
MongoDB, Inc., Series F	10/02/2013	4,475	74,840	74,840	16.72	0.02
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	115,683	2.29	0.04

				$726,891		0.24%

(7)	The rate shown is the 7-day yield as of August 31, 2015.
(8)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diamonds/Precious Stones	$—	$77,238	$—	$77,238
E-Commerce/Services	737,615	—	83,143	820,758
Other Industries	317,708,451	—	—	317,708,451
Convertible Preferred Securities:
Oil Companies-Exploration & Production	8,746	—	—	8,746
Other Industries	—	—	643,748	643,748
Short-Term Investment Securities:
Registered Investment Companies	24,122,608	—	—	24,122,608
Time Deposits	—	2,074,000	—	2,074,000

Total Investments at Value	$342,577,420	$2,151,238	$726,891	$345,455,549

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.0%
Advanced Materials - 0.0%

Core Molding Technologies, Inc.†	4,388	$95,878

Advertising Agencies - 0.1%

MDC Partners, Inc., Class A#	24,871	488,466

Advertising Services - 0.0%

Journal Media Group, Inc.	13,955	93,359
Marchex, Inc., Class B	18,640	74,001
Marin Software, Inc.†	17,123	61,129
Millennial Media, Inc.†#	68,360	91,602
Sizmek, Inc.†	12,319	80,936

		401,027

Aerospace/Defense - 0.4%

Aerovironment, Inc.†	11,287	271,452
Cubic Corp.	12,398	522,204
Esterline Technologies Corp.†	17,809	1,455,173
Kratos Defense & Security Solutions, Inc.†	25,898	120,167
National Presto Industries, Inc.	2,777	227,853
Teledyne Technologies, Inc.†	20,227	1,980,426

		4,577,275

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	20,307	494,069
Aerojet Rocketdyne Holdings, Inc.†#	35,834	737,105
Astronics Corp.†	10,966	566,504
Curtiss-Wright Corp.	27,222	1,788,758
Ducommun, Inc.†	6,328	149,467
HEICO Corp.	11,011	560,460
HEICO Corp., Class A	22,849	997,816
Kaman Corp.	15,586	605,204
KLX, Inc.†	30,195	1,180,625
Moog, Inc., Class A†	22,165	1,398,611

		8,478,619

Agricultural Biotech - 0.0%

Arcadia Biosciences, Inc.†#	4,655	30,304

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	32,149	254,299
Rentech, Inc.†	13,136	92,348

		346,647

Agricultural Operations - 0.1%

Alico, Inc.	2,205	92,764
Andersons, Inc.	16,257	575,173
Limoneira Co.	6,583	124,945
MGP Ingredients, Inc.	6,125	97,633
Tejon Ranch Co.†	7,864	185,826

		1,076,341

Airlines - 0.3%

Allegiant Travel Co.	7,678	1,560,630
Hawaiian Holdings, Inc.†	27,307	618,777
Republic Airways Holdings, Inc.†	29,098	89,622
SkyWest, Inc.	29,581	470,338
Virgin America, Inc.†	14,418	470,459

		3,209,826

Apparel Manufacturers - 0.4%

Columbia Sportswear Co.	16,425	1,008,002
G-III Apparel Group, Ltd.†	22,831	1,582,873
Oxford Industries, Inc.	8,384	705,597
Quiksilver, Inc.†#	78,321	33,686
Sequential Brands Group, Inc.†#	14,424	236,121
Superior Uniform Group, Inc.	4,254	72,233
Vince Holding Corp.†	8,814	80,913

		3,719,425

Appliances - 0.1%

iRobot Corp.†	17,015	498,540

Applications Software - 1.1%

Brightcove, Inc.†	18,619	99,239
Callidus Software, Inc.†	31,641	498,979
Constant Contact, Inc.†	18,408	455,782
Cvent, Inc.†	13,385	422,163
Dealertrack Technologies, Inc.†	31,365	1,968,467
Demandware, Inc.†#	19,112	1,066,258
Ebix, Inc.#	15,346	435,673
Epiq Systems, Inc.	18,515	235,511
Five9, Inc.†	13,580	53,369
HubSpot, Inc.†	10,769	509,266
Imperva, Inc.†	15,193	905,199
inContact, Inc.†	35,197	265,737
Jive Software, Inc.†	26,714	120,480
New Relic, Inc.†	3,303	107,546
Park City Group, Inc.†#	6,092	71,642
Paycom Software, Inc.†	18,063	696,148
PDF Solutions, Inc.†	15,453	188,218
Progress Software Corp.†	28,963	784,608
RealPage, Inc.†	30,209	556,148
SciQuest, Inc.†	15,793	173,407
Tangoe, Inc.†	22,325	167,437
Verint Systems, Inc.†	35,123	1,873,110
Xura, Inc.	12,992	244,769

		11,899,156

Athletic Equipment - 0.1%

Black Diamond, Inc.†	13,027	97,051
Nautilus, Inc.†	17,965	274,505
Performance Sports Group Ltd†	25,953	336,870

		708,426

Auction Houses/Art Dealers - 0.1%

Sotheby’s#	35,609	1,253,793

Audio/Video Products - 0.2%

Daktronics, Inc.	22,004	191,215
DTS, Inc.†	10,126	268,643
Skullcandy, Inc.†	12,563	88,192
TiVo, Inc.†	55,578	505,760
Universal Electronics, Inc.†	9,082	414,048
VOXX International Corp.†	11,353	87,986

		1,555,844

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	18,220	1,154,966

Auto-Cars/Light Trucks - 0.0%

Blue Bird Corp.†#	2,912	34,420

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp.†#	29,201	520,946

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	38,878	475,478

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†	22,259	75,458
American Axle & Manufacturing Holdings, Inc.†	43,399	876,660
Cooper-Standard Holding, Inc.†	7,774	446,383
Dana Holding Corp.	93,383	1,637,938
Federal-Mogul Holdings Corp.†	17,362	159,730
Gentherm, Inc.†	20,553	937,011
Horizon Global Corp.†	10,370	108,470
Meritor, Inc.†	55,891	707,021
Metaldyne Performance Group, Inc.	6,553	123,721
Miller Industries, Inc.	6,482	140,595
Modine Manufacturing Co.†	27,417	243,463
Strattec Security Corp.	2,053	129,524
Superior Industries International, Inc.	13,415	256,227
Tenneco, Inc.†	35,125	1,652,631
Titan International, Inc.#	24,730	227,021
Tower International, Inc.†	12,080	295,356

		8,017,209

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	17,188	88,003
Dorman Products, Inc.†#	15,307	770,707
Douglas Dynamics, Inc.	12,800	284,416
Motorcar Parts of America, Inc.†	10,283	327,925
Remy International, Inc.	16,373	479,729
Standard Motor Products, Inc.	11,413	404,020

		2,354,800

B2B/E-Commerce - 0.0%

ePlus, Inc.†	3,213	243,288
TechTarget, Inc.†	11,207	103,441

		346,729

Banks-Commercial - 7.7%

1st Source Corp.	9,366	280,418
Access National Corp.	4,160	84,989
American National Bankshares, Inc.	4,996	118,055
Ameris Bancorp	18,424	502,422
Ames National Corp.#	5,330	126,161
Arrow Financial Corp.	6,288	173,109
BancFirst Corp.	4,170	252,160
Bancorp, Inc.†	19,297	141,640
BancorpSouth, Inc.	55,266	1,313,120
Bank of Marin Bancorp	3,419	164,112
Bank of the Ozarks, Inc.	44,643	1,866,077
Banner Corp.	12,007	533,231
Bar Harbor Bankshares	3,419	113,374
BBCN Bancorp, Inc.	45,537	662,563
Blue Hills Bancorp, Inc.	16,054	227,164
BNC Bancorp	13,934	287,876
Bridge Bancorp, Inc.	6,703	176,691
Bryn Mawr Bank Corp.	10,189	302,409
C1 Financial, Inc.†	3,405	64,389
Camden National Corp.	4,261	170,483
Capital Bank Financial Corp., Class A†	12,868	395,948
Capital City Bank Group, Inc.	6,157	91,986
Cardinal Financial Corp.	18,410	410,727
Cascade Bancorp†	17,685	95,676
Cass Information Systems, Inc.	6,569	316,626
Cathay General Bancorp Class B	45,745	1,355,424
CenterState Banks, Inc.	26,012	359,486
Central Pacific Financial Corp.	13,165	273,042
Century Bancorp, Inc., Class A	1,988	82,880
Chemical Financial Corp.	19,298	616,378
Citizens & Northern Corp.	6,983	139,520
City Holding Co.	8,709	414,723
CNB Financial Corp.	8,245	140,577
CoBiz Financial, Inc.	20,778	267,621
Columbia Banking System, Inc.	33,025	1,000,988
Community Bank System, Inc.	23,338	832,233
Community Trust Bancorp, Inc.	8,960	314,496
CommunityOne Bancorp†	7,038	74,110
ConnectOne Bancorp, Inc.	17,114	327,733
CU Bancorp†	9,617	207,439
Customers Bancorp, Inc.†	15,301	375,027
CVB Financial Corp.	60,825	988,406
Eagle Bancorp, Inc.†	17,124	717,667
Enterprise Bancorp, Inc.	4,366	95,572
Enterprise Financial Services Corp.	11,411	272,837
Farmers Capital Bank Corp.†	4,289	111,257
FCB Financial Holdings, Inc.†	16,014	528,142
Fidelity Southern Corp.	9,555	184,364
Financial Institutions, Inc.	8,111	200,909
First Bancorp	11,300	192,326
First BanCorp†	66,602	267,074
First Bancorp, Inc.	6,147	114,027
First Busey Corp.	41,404	264,986
First Business Financial Services, Inc.	4,962	111,298
First Citizens BancShares, Inc., Class A	4,411	1,046,201
First Commonwealth Financial Corp.	50,923	450,669
First Community Bancshares, Inc.	9,652	170,937
First Connecticut Bancorp, Inc.	9,179	156,043
First Financial Bancorp	35,311	651,135
First Financial Bankshares, Inc.#	36,717	1,143,367
First Financial Corp.	6,326	208,062
First Interstate BancSystem, Inc.	11,254	300,257
First Merchants Corp.	21,628	562,761
First Midwest Bancorp, Inc.	44,630	787,273
First NBC Bank Holding Co.†	8,729	305,515
First of Long Island Corp.	7,004	178,812
FirstMerit Corp.	94,902	1,704,440
FNB Corp.	100,000	1,256,000
Franklin Financial Network, Inc.†	3,119	73,858
Fulton Financial Corp.	101,143	1,229,899
German American Bancorp, Inc.	7,587	219,871
Glacier Bancorp, Inc.	43,236	1,124,568
Great Southern Bancorp, Inc.	6,001	241,660
Great Western Bancorp, Inc.	23,656	595,421
Green Bancorp, Inc.†	5,827	69,691
Guaranty Bancorp	8,484	136,083
Hampton Roads Bankshares, Inc.†	19,619	35,903
Hancock Holding Co.	44,588	1,252,031
Hanmi Financial Corp.	18,281	443,131
Heartland Financial USA, Inc.	10,200	370,974
Heritage Commerce Corp.	12,035	127,330
Heritage Financial Corp.	17,312	306,769

Heritage Oaks Bancorp	13,429	104,343
Hilltop Holdings, Inc.†	43,591	900,154
Home BancShares, Inc.	32,679	1,245,723
Horizon Bancorp	5,285	124,885
IBERIABANK Corp.	21,857	1,331,091
Independent Bank Corp.	28,117	862,907
International Bancshares Corp.	31,004	795,253
Kearny Financial Corp.†	53,539	607,668
Lakeland Bancorp, Inc.	21,695	239,947
Lakeland Financial Corp.	9,509	390,725
LegacyTexas Financial Group, Inc.	27,251	771,748
MainSource Financial Group, Inc.	12,404	256,887
MB Financial, Inc.	43,003	1,416,519
Mercantile Bank Corp.	9,669	196,281
Merchants Bancshares, Inc.	2,848	82,051
Metro Bancorp, Inc.	6,786	194,351
MidWestOne Financial Group, Inc.	4,507	131,469
National Bankshares, Inc.	3,978	126,381
National Commerce Corp.†#	3,456	79,730
National Penn Bancshares, Inc.	80,198	963,579
NBT Bancorp, Inc.	25,216	653,094
NewBridge Bancorp	20,535	171,467
OFG Bancorp	25,514	220,441
Old National Bancorp	66,965	924,117
Old Second Bancorp, Inc.†	16,870	105,100
Opus Bank	5,961	219,305
Pacific Continental Corp.	11,169	144,303
Palmetto Bancshares, Inc.	2,553	49,145
Park National Corp.	7,469	628,964
Park Sterling Corp.	25,759	185,722
Peapack Gladstone Financial Corp.	8,865	188,115
Penns Woods Bancorp, Inc.	2,740	117,519
Peoples Bancorp, Inc.	10,520	231,230
Peoples Financial Services Corp.	4,321	154,476
Pinnacle Financial Partners, Inc.	20,537	973,864
Preferred Bank	6,685	204,895
PrivateBancorp, Inc.	45,000	1,703,250
Prosperity Bancshares, Inc.	40,095	2,071,709
QCR Holdings, Inc.	6,684	145,110
Renasant Corp.	23,008	721,071
Republic Bancorp, Inc., Class A	5,687	142,118
S&T Bancorp, Inc.	19,918	595,947
Sandy Spring Bancorp, Inc.	14,123	362,537
Seacoast Banking Corp. of Florida†	13,626	212,021
ServisFirst Bancshares, Inc.	12,755	478,185
Sierra Bancorp	6,759	114,903
Simmons First National Corp., Class A	17,088	749,651
South State Corp.	13,844	1,040,377
Southside Bancshares, Inc.	14,500	377,580
Southwest Bancorp, Inc.	10,895	181,729
Square 1 Financial, Inc., Class A†	9,663	243,604
State Bank Financial Corp.	20,458	413,252
Stock Yards Bancorp, Inc.	8,475	298,659
Stonegate Bank	6,371	198,648
Suffolk Bancorp	6,713	178,969
Sun Bancorp, Inc./NJ†	5,494	109,111
Talmer Bancorp, Inc., Class A	31,279	508,284
Texas Capital Bancshares, Inc.†	26,203	1,411,294
Tompkins Financial Corp.	8,571	449,892
TowneBank	26,066	478,572
TriCo Bancshares	13,018	309,047
TriState Capital Holdings, Inc.†	12,178	152,590
Triumph Bancorp, Inc.†	8,506	123,082
TrustCo Bank Corp. NY	54,413	322,125
Trustmark Corp.	38,672	890,616
UMB Financial Corp.	22,537	1,129,780
Umpqua Holdings Corp.	126,254	2,109,704
Union Bankshares Corp.	25,824	609,446
United Bankshares, Inc.	39,754	1,487,595
United Community Banks, Inc.	28,759	562,814
Univest Corp. of Pennsylvania	11,261	217,900
Valley National Bancorp	133,104	1,259,164
Washington Trust Bancorp, Inc.	8,486	327,644
Webster Financial Corp.	51,966	1,838,557
WesBanco, Inc.	22,010	677,688
West Bancorporation, Inc.	9,181	165,533
Westamerica Bancorporation#	14,626	660,218
Western Alliance Bancorp†	49,226	1,502,377
Wilshire Bancorp, Inc.	40,399	431,461
Wintrust Financial Corp.	27,145	1,384,395
Yadkin Financial Corp.	14,418	300,183

		80,492,450

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	47,541	565,738

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	15,150	368,600

Banks-Super Regional - 0.0%

Independent Bank Group, Inc.	5,552	235,349

Batteries/Battery Systems - 0.1%

EnerSys	25,450	1,360,812

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co. Consolidated	2,666	411,177
National Beverage Corp.†	6,537	172,708

		583,885

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†	9,706	145,784

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	5,203	1,066,979
Craft Brew Alliance, Inc.†	5,860	47,876

		1,114,855

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	19,805	105,957
Hemisphere Media Group, Inc.†#	5,782	78,693
Nexstar Broadcasting Group, Inc., Class A	17,912	832,550
World Wrestling Entertainment, Inc., Class A#	17,227	345,573

		1,362,773

Building & Construction Products-Misc. - 0.6%

Builders FirstSource, Inc.†	26,532	392,939
Drew Industries, Inc.	13,813	763,306
Gibraltar Industries, Inc.†	17,725	290,513
Louisiana-Pacific Corp.†	81,543	1,340,567
NCI Building Systems, Inc.†	15,531	161,988
Nortek, Inc.†	5,526	452,082
Patrick Industries, Inc.†	7,290	275,489
Ply Gem Holdings, Inc.†	12,339	167,811
Quanex Building Products Corp.	19,388	348,015
Simpson Manufacturing Co., Inc.	24,108	841,610
Stock Building Supply Holdings, Inc.†	8,451	159,132
Summit Materials, Inc., Class A†	14,628	343,173
Trex Co., Inc.†	18,364	712,707

		6,249,332

Building & Construction-Misc. - 0.3%

Aegion Corp.†	20,990	386,216
Comfort Systems USA, Inc.	21,356	591,988
Dycom Industries, Inc.†	19,510	1,386,966
Hill International, Inc.†	20,941	82,089
MYR Group, Inc.†	11,968	343,362

		2,790,621

Building Products-Air & Heating - 0.1%

AAON, Inc.	23,430	484,532

Building Products-Cement - 0.2%

Continental Building Products, Inc.†	18,019	360,200
Headwaters, Inc.†	42,214	851,879
US Concrete, Inc.†	8,349	432,311

		1,644,390

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	16,712	871,531
Griffon Corp.	19,577	325,761
Masonite International Corp.†	17,279	1,141,278
PGT, Inc.†	27,332	365,429

		2,703,999

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	12,390	117,581

Building Products-Wood - 0.1%

Boise Cascade Co.†	22,629	734,311
Universal Forest Products, Inc.	11,517	691,711

		1,426,022

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	22,523	777,044
MasTec, Inc.†	38,217	632,874
Orion Marine Group, Inc.†	16,002	114,894
Primoris Services Corp.	22,197	407,759
Tutor Perini Corp.†	21,482	380,231

		2,312,802

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	32,052	1,025,985

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,073	362,973
Winnebago Industries, Inc.#	15,416	315,720

		678,693

Building-Residential/Commercial - 0.8%

AV Homes, Inc.†#	7,086	100,196
Beazer Homes USA, Inc.†	15,713	262,407
Century Communities, Inc.†	8,714	191,708
Green Brick Partners, Inc.†	8,224	99,922
Hovnanian Enterprises, Inc., Class A†#	68,304	127,728
Installed Building Products, Inc.†	11,391	304,368
KB Home#	46,719	684,433
LGI Homes, Inc.†	8,008	208,528
M/I Homes, Inc.†	14,038	350,669
MDC Holdings, Inc.#	22,364	637,150
Meritage Homes Corp.†	22,699	956,536
New Home Co., Inc.†	5,094	75,799
Ryland Group, Inc.	26,784	1,158,140
Standard Pacific Corp.†	83,742	707,620
Taylor Morrison Home Corp., Class A†	18,610	371,270
TRI Pointe Group, Inc.†	92,530	1,284,316
WCI Communities, Inc.†	8,838	220,243
William Lyon Homes, Class A†	11,168	253,067

		7,994,100

Casino Hotels - 0.1%

Boyd Gaming Corp.†	45,674	735,351
Caesars Entertainment Corp.†#	31,722	302,945
Monarch Casino & Resort, Inc.†	5,814	102,036

		1,140,332

Casino Services - 0.0%

Eldorado Resorts, Inc.†	16,141	152,048
Scientific Games Corp., Class A†#	28,751	316,836

		468,884

Cellular Telecom - 0.0%

Leap Wireless CVR(1)(2)	35,827	0
NTELOS Holdings Corp.†	9,941	91,159

		91,159

Chemicals-Diversified - 0.4%

Aceto Corp.	16,667	373,507
Axiall Corp.	40,204	1,015,553
Innophos Holdings, Inc.	11,968	575,302
Innospec, Inc.	13,876	681,312
Koppers Holdings, Inc.	11,754	244,483
Olin Corp.	44,371	885,645

		3,775,802

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.#	23,277	158,749

Chemicals-Other - 0.0%

American Vanguard Corp.#	16,669	222,698

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	16,766	575,577
Landec Corp.†	15,425	205,152
PolyOne Corp.	51,055	1,657,756

		2,438,485

Chemicals-Specialty - 1.0%

Balchem Corp.	17,797	1,041,658
Calgon Carbon Corp.	30,171	490,580
Chemtura Corp.†	38,454	1,045,949
Ferro Corp.†	41,780	513,894
H.B. Fuller Co.	28,861	1,045,923
Hawkins, Inc.	6,077	231,230
KMG Chemicals, Inc.	5,535	111,807
Kraton Performance Polymers, Inc.†	17,934	378,587
Minerals Technologies, Inc.	19,881	1,069,399
Oil-Dri Corp. of America	2,808	65,567
OM Group, Inc.	17,372	581,962
OMNOVA Solutions, Inc.†	26,816	168,673
Quaker Chemical Corp.	7,632	605,676
Sensient Technologies Corp.	26,752	1,742,893
Stepan Co.	11,042	497,221
Tronox, Ltd., Class A	36,408	293,084
Valhi, Inc.#	10,932	30,828

		9,914,931

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,204	83,108
Park Electrochemical Corp.	11,670	205,509
TTM Technologies, Inc.†	33,791	230,454

		519,071

Coal - 0.1%

Cloud Peak Energy, Inc.†#	34,938	167,004
Hallador Energy Co.#	6,233	50,113
Peabody Energy Corp.#	159,009	429,324
SunCoke Energy, Inc.	37,340	428,663
Westmoreland Coal Co.†#	10,252	155,626

		1,230,730

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	11,994	88,876

Coffee - 0.0%

Farmer Bros. Co.†	4,432	101,316

Commercial Services - 0.4%

Care.com, Inc.†	10,970	65,162
Collectors Universe, Inc.	4,089	76,342
Healthcare Services Group, Inc.	40,920	1,368,365
HMS Holdings Corp.†	50,684	529,648
Medifast, Inc.†	6,219	172,701
National Research Corp., Class A	5,614	71,578
Nutrisystem, Inc.	16,557	463,265
PFSweb, Inc.†	6,898	90,019
RPX Corp.†	31,068	427,806
ServiceSource International, Inc.†	33,709	159,781
SFX Entertainment, Inc.†#	26,200	26,724
SP Plus Corp.†	9,590	220,282
Team, Inc.†	11,900	497,896
Weight Watchers International, Inc.†#	15,801	97,176

		4,266,745

Commercial Services-Finance - 0.7%

Cardtronics, Inc.†	25,687	886,201
CBIZ, Inc.†	28,331	276,227
Euronet Worldwide, Inc.†	29,697	1,914,566
Everi Holdings, Inc.†	37,665	194,728
EVERTEC, Inc.	37,659	681,628
Green Dot Corp., Class A†	26,268	464,681
Heartland Payment Systems, Inc.	20,950	1,248,201
LendingTree, Inc.†	3,316	351,330
Liberty Tax, Inc.	3,405	80,222
MoneyGram International, Inc.†	16,747	146,369
Travelport Worldwide, Ltd.	60,423	800,605
Xoom Corp.†	18,298	454,339

		7,499,097

Communications Software - 0.1%

BroadSoft, Inc.†	16,681	526,452
Digi International, Inc.†	14,269	146,114
Seachange International, Inc.†	19,089	115,298

		787,864

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	48,876	1,850,934

Computer Data Security - 0.1%

Qualys, Inc.†	14,226	413,408
Varonis Systems, Inc.†#	5,128	101,534

		514,942

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	22,917	485,382

Computer Services - 1.7%

Barracuda Networks, Inc.†	4,629	121,696
CACI International, Inc., Class A†	13,840	1,085,333
Carbonite, Inc.†	10,377	114,251
Ciber, Inc.†	45,128	154,338
Convergys Corp.	56,574	1,278,572
Engility Holdings, Inc.	10,266	285,395
EPAM Systems, Inc.†	27,995	1,976,727
ExlService Holdings, Inc.†	19,061	689,627
Fleetmatics Group PLC†	21,882	979,438
Globant SA†#	8,747	237,918
Insight Enterprises, Inc.†	22,189	561,604
KEYW Holding Corp.†#	19,178	161,095
LivePerson, Inc.†	32,658	298,821
Luxoft Holding, Inc.†	10,505	641,750
Manhattan Associates, Inc.†	42,236	2,469,961
MAXIMUS, Inc.	37,719	2,283,885
Science Applications International Corp.	26,354	1,285,285
Sykes Enterprises, Inc.†	22,314	561,197
Syntel, Inc.†	17,964	798,500
TeleTech Holdings, Inc.	9,310	251,836
Unisys Corp.†	28,575	376,333
Virtusa Corp.†	16,971	898,105

		17,511,667

Computer Software - 0.4%

Apigee Corp.†#	2,928	19,091
AVG Technologies NV†	23,447	542,329
Avid Technology, Inc.†	18,496	153,702

Blackbaud, Inc.	26,832	1,533,181
Code Rebel Corp.†#	614	8,780
Cornerstone OnDemand, Inc.†	30,876	1,103,508
Envestnet, Inc.†	20,202	630,908
Guidance Software, Inc.†#	10,897	77,369
Workiva, Inc.†	4,191	60,057

		4,128,925

Computers - 0.0%

Silicon Graphics International Corp.†#	19,927	99,635

Computers-Integrated Systems - 0.5%

Agilysys, Inc.†	8,781	90,181
Cray, Inc.†	23,367	495,147
Diebold, Inc.	37,120	1,155,174
Mercury Systems, Inc.†	19,576	310,084
MTS Systems Corp.	8,532	507,995
NetScout Systems, Inc.†	52,532	1,920,045
Silver Spring Networks, Inc.†#	20,859	241,964
Super Micro Computer, Inc.†	21,103	577,167

		5,297,757

Computers-Memory Devices - 0.1%

Datalink Corp.†	11,776	68,301
Dot Hill Systems Corp.†	35,042	338,856
Imation Corp.†	20,110	62,140
Nimble Storage, Inc.†#	28,999	773,113
Quantum Corp.†	123,308	144,270
Violin Memory, Inc.†#	52,011	92,060

		1,478,740

Computers-Other - 0.1%

ExOne Co.†#	5,998	44,205
Stratasys, Ltd.†#	29,150	893,739

		937,944

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc.†	26,837	1,174,655
Immersion Corp.†	16,037	185,869
Synaptics, Inc.†	21,084	1,477,778

		2,838,302

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	14,727	172,895

Consulting Services - 0.6%

Advisory Board Co.†	24,290	1,181,223
CEB, Inc.	19,154	1,371,809
CRA International, Inc.†	5,245	119,166
Forrester Research, Inc.	5,753	181,852
Franklin Covey Co.†	7,034	117,679
FTI Consulting, Inc.†	23,812	949,146
Hackett Group, Inc.	13,708	193,146
Huron Consulting Group, Inc.†	13,258	959,747
ICF International, Inc.†	11,177	382,365
Navigant Consulting, Inc.†	27,613	436,009
NV5 Holdings, Inc.†#	2,927	62,989
Pendrell Corp.†	95,160	140,837
Vectrus, Inc.†	6,028	149,796

		6,245,764

Consumer Products-Misc. - 0.3%

Central Garden & Pet Co., Class A†	24,209	306,244
CSS Industries, Inc.	5,349	141,641
Helen of Troy, Ltd.†	16,312	1,388,804
Tumi Holdings, Inc.†	32,109	633,189
WD-40 Co.	8,339	698,308

		3,168,186

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	17,630	516,206

Containers-Paper/Plastic - 0.3%

AEP Industries, Inc.†	2,269	123,547
Berry Plastics Group, Inc.†	68,348	2,023,101
KapStone Paper and Packaging Corp.	48,748	1,062,219

		3,208,867

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	14,944	164,832
Inter Parfums, Inc.	9,717	249,727
Revlon, Inc., Class A†	6,585	219,544

		634,103

Data Processing/Management - 0.4%

Acxiom Corp.†	44,749	937,939
Amber Road, Inc.†#	10,114	50,469
CommVault Systems, Inc.†	25,892	927,969
CSG Systems International, Inc.	18,747	579,470
Fair Isaac Corp.	17,775	1,521,007
Pegasystems, Inc.	20,464	501,572

		4,518,426

Decision Support Software - 0.1%

Castlight Health, Inc., Class B†#	19,312	102,161
Interactive Intelligence Group, Inc.†	9,904	346,739
QAD, Inc., Class A	5,854	147,345

		596,245

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	12,315	241,620
Affymetrix, Inc.†	44,263	412,974
BioTelemetry, Inc.†	15,485	221,281
Cepheid†	41,092	2,002,824
GenMark Diagnostics, Inc.†#	24,122	249,422
Genomic Health, Inc.†#	10,183	280,236
Oxford Immunotec Global PLC†#	11,530	165,686

		3,574,043

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	23,878	456,786
OraSure Technologies, Inc.†	32,295	174,393
Quidel Corp.†	16,473	339,179

		970,358

Direct Marketing - 0.0%

EVINE Live, Inc.†	28,560	76,826
Harte-Hanks, Inc.	27,608	106,291

		183,117

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	8,091	918,490
Merit Medical Systems, Inc.†	25,204	573,391
Utah Medical Products, Inc.	2,148	114,682

		1,606,563

Distribution/Wholesale - 0.6%

Beacon Roofing Supply, Inc.†	28,406	1,029,717
Core-Mark Holding Co., Inc.	13,219	794,594
Essendant, Inc.	21,934	756,723
H&E Equipment Services, Inc.	17,868	370,046
Pool Corp.	24,917	1,736,217
Rentrak Corp.†#	7,264	331,529
ScanSource, Inc.†	16,383	625,831
Titan Machinery, Inc.†	9,917	115,335

		5,759,992

Diversified Financial Services - 0.0%

On Deck Capital, Inc.†#	6,629	61,186

Diversified Manufacturing Operations - 0.7%

Actuant Corp., Class A	34,093	730,954
AZZ, Inc.	14,749	746,299
Barnes Group, Inc.	31,361	1,211,475
Blount International, Inc.†	27,836	191,790
Chase Corp.	3,959	156,381
EnPro Industries, Inc.	13,065	619,804
Fabrinet†	20,279	403,147
Federal Signal Corp.	35,791	506,443
GP Strategies Corp.†	7,471	183,114
Handy & Harman, Ltd.†	1,499	37,805
Harsco Corp.	45,844	529,957
LSB Industries, Inc.†	11,296	270,087
Lydall, Inc.†	9,740	264,538
NL Industries, Inc.†	3,899	15,011
Park-Ohio Holdings Corp.	5,024	181,165
Raven Industries, Inc.#	21,638	392,081
Standex International Corp.	7,314	585,266
Tredegar Corp.	14,343	207,830

		7,233,147

Diversified Minerals - 0.1%

Ring Energy, Inc.†	11,866	121,627
United States Lime & Minerals, Inc.	1,139	56,084
US Silica Holdings, Inc.#	30,563	614,316

		792,027

Diversified Operations - 0.1%

HRG Group, Inc.†	45,017	579,819
Resource America, Inc., Class A	9,142	69,388
Tiptree Financial, Inc., Class A#	17,138	102,485

		751,692

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	11,481	313,891
Volt Information Sciences, Inc.†	5,462	48,830

		362,721

Drug Delivery Systems - 0.4%

Antares Pharma, Inc.†#	88,584	159,451
BioDelivery Sciences International, Inc.†#	26,490	178,808
Catalent, Inc.†	47,870	1,521,787
Depomed, Inc.†#	34,325	924,372
Heron Therapeutics, Inc.†#	14,108	542,594
Nektar Therapeutics†#	75,289	831,943
Revance Therapeutics, Inc.†#	8,956	271,009

		4,429,964

E-Commerce/Products - 0.3%

1-800-flowers.com, Inc., Class A†	14,308	120,044
Blue Nile, Inc.†	6,794	231,404
Chegg, Inc.†#	43,692	324,632
FTD Cos., Inc.†	10,453	312,440
Lands’ End, Inc.†#	9,410	239,390
Overstock.com, Inc.†	6,867	134,937
Shutterfly, Inc.†	21,515	836,073
Stamps.com, Inc.†	8,162	672,059
zulily, Inc., Class A†#	37,559	666,672

		3,537,651

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	25,076	132,652
ChannelAdvisor Corp.†	12,409	141,214
Coupons.com, Inc.†#	34,946	326,396
Etsy, Inc.†#	11,442	163,964
GrubHub, Inc.†	43,039	1,138,382
Orbitz Worldwide, Inc.†	63,954	733,552
RetailMeNot, Inc.†	21,993	197,937
TrueCar, Inc.†#	28,012	165,551
United Online, Inc.†	8,402	91,498
Wayfair, Inc., Class A†#	11,484	428,353

		3,519,499

E-Marketing/Info - 0.2%

comScore, Inc.†	19,698	1,028,433
Liquidity Services, Inc.†	13,788	103,410
Marketo, Inc.†#	19,917	557,875
New Media Investment Group, Inc.	25,572	381,534
QuinStreet, Inc.†	20,367	112,018
Rocket Fuel, Inc.†	15,112	92,637
Rubicon Project, Inc.†	14,697	211,637

		2,487,544

E-Services/Consulting - 0.0%

Perficient, Inc.†	20,284	335,903

Educational Software - 0.1%

2U, Inc.†	13,715	479,614

Electric Products-Misc. - 0.1%

Graham Corp.	5,797	107,245
Littelfuse, Inc.	12,923	1,159,839

		1,267,084

Electric-Distribution — 0.2%

EnerNOC, Inc.†#	15,498	144,751
Genie Energy, Ltd.	7,169	76,708
Spark Energy, Inc., Class A	1,722	26,691
UIL Holdings Corp.	32,409	1,475,582

		1,723,732

Electric-Generation - 0.1%

Atlantic Power Corp.#	69,776	163,973
Talen Energy Corp.†	47,767	680,680

		844,653

Electric-Integrated - 1.4%

ALLETE, Inc.	27,907	1,333,397
Ameresco, Inc., Class A†	11,484	65,114
Avista Corp.	35,648	1,118,991
Black Hills Corp.	25,657	1,020,636
Cleco Corp.	34,621	1,854,993
El Paso Electric Co.	23,122	818,519
Empire District Electric Co.	24,959	540,362
IDACORP, Inc.	28,820	1,711,043
MGE Energy, Inc.	19,845	763,239
NorthWestern Corp.#	26,927	1,390,510
Otter Tail Corp.	21,457	553,805
PNM Resources, Inc.	45,596	1,167,714
Portland General Electric Co.	44,847	1,549,015
Unitil Corp.	7,995	287,900

		14,175,238

Electronic Components-Misc. - 0.8%

AVX Corp.	26,448	345,411
Bel Fuse, Inc., Class B	5,929	104,706
Benchmark Electronics, Inc.†	29,995	640,993
CTS Corp.	19,003	358,207
GSI Group, Inc.†	19,695	255,838
Kimball Electronics, Inc.†	16,699	196,213
Knowles Corp.†#	48,720	793,162
Methode Electronics, Inc.	21,952	583,265
NVE Corp.	2,781	146,058
OSI Systems, Inc.†	11,340	828,274
Plexus Corp.†	19,237	732,353
Rogers Corp.†	10,662	593,447
Sanmina Corp.†	47,298	910,013
Sparton Corp.†	5,673	131,840
Stoneridge, Inc.†	16,038	195,824
Vishay Intertechnology, Inc.#	77,530	765,996
Vishay Precision Group, Inc.†	7,213	80,713
ZAGG, Inc.†	16,902	123,723

		7,786,036

Electronic Components-Semiconductors - 1.7%

Advanced Micro Devices, Inc.†#	364,120	659,057
Alpha & Omega Semiconductor, Ltd.†	12,541	95,939
Ambarella, Inc.†#	17,933	1,714,933
Amkor Technology, Inc.†	56,621	305,753
Applied Micro Circuits Corp.†#	46,350	271,147
Cavium, Inc.†	31,659	2,153,445
CEVA, Inc.†	11,796	227,073
Diodes, Inc.†	21,462	422,587
DSP Group, Inc.†	12,799	111,991
EMCORE Corp.†	14,220	99,113
Fairchild Semiconductor International, Inc.†	66,650	906,440
Inphi Corp.†	21,921	520,405
Integrated Silicon Solution, Inc.	18,182	399,459
Intersil Corp., Class A	75,463	795,380
InvenSense, Inc.†#	44,346	452,773
IXYS Corp.	14,205	167,477
Kopin Corp.†	38,064	117,998
Lattice Semiconductor Corp.†	66,862	279,483
Microsemi Corp.†	54,482	1,730,348
Monolithic Power Systems, Inc.	22,628	1,088,180
OmniVision Technologies, Inc.†	33,262	794,962
PMC-Sierra, Inc.†	99,861	628,126
QLogic Corp.†	49,950	516,483
Rambus, Inc.†	66,101	887,736
Rovi Corp.†	50,612	560,275
Semtech Corp.†	38,003	644,151
Silicon Laboratories, Inc.†	24,449	1,063,043

		17,613,757

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	57,248	1,479,288

Electronic Measurement Instruments - 0.2%

Badger Meter, Inc.#	8,288	483,107
ESCO Technologies, Inc.	14,935	539,303
FARO Technologies, Inc.†	9,949	386,519
Itron, Inc.†	22,011	660,330
Mesa Laboratories, Inc.	1,653	179,185

		2,248,444

Electronic Parts Distribution - 0.1%

Tech Data Corp.†	20,977	1,368,539

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,229	166,242
TASER International, Inc.†#	30,596	715,946

		882,188

Energy-Alternate Sources - 0.3%

Clean Energy Fuels Corp.†#	40,762	216,854
Enphase Energy, Inc.†#	15,784	72,606
FuelCell Energy, Inc.†#	143,517	118,445
FutureFuel Corp.	13,971	140,828
Green Plains, Inc.	21,723	461,831
Pacific Ethanol, Inc.†	14,115	99,934
Pattern Energy Group, Inc.#	29,596	670,941
Plug Power, Inc.†#	99,282	169,772
Renewable Energy Group, Inc.†	25,150	211,763
REX American Resources Corp.†#	3,784	202,898
Solazyme, Inc.†#	45,833	121,458
Vivint Solar, Inc.†#	11,828	147,140

		2,634,470

Engineering/R&D Services - 0.3%

Argan, Inc.	7,422	290,571
EMCOR Group, Inc.	35,885	1,653,939
Exponent, Inc.	14,873	635,821
Mistras Group, Inc.†	9,592	140,427
VSE Corp.	2,381	98,526

		2,819,284

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	25,530	510,090
Power Solutions International, Inc.†#	2,662	83,693

		593,783

Enterprise Software/Service - 1.4%

Actua Corp.†	23,237	330,662
American Software, Inc., Class A	14,263	130,649
Benefitfocus, Inc.†#	4,512	165,500
Guidewire Software, Inc.†	40,163	2,245,513
Hortonworks, Inc.†#	4,334	102,976
ManTech International Corp., Class A	13,872	379,954
MedAssets, Inc.†	34,555	729,802
MicroStrategy, Inc., Class A†	5,316	1,056,289
MobileIron, Inc.†	22,260	91,489
Model N, Inc.†	11,979	123,384
Omnicell, Inc.†	20,749	705,051
OPOWER, Inc.†#	14,966	135,592
Proofpoint, Inc.†	22,566	1,271,368
PROS Holdings, Inc.†	13,680	302,602
Qlik Technologies, Inc.†	52,282	1,979,396
Sapiens International Corp. NV	13,673	159,154
SPS Commerce, Inc.†	9,461	643,537
SYNNEX Corp.	16,457	1,303,230
TubeMogul, Inc.†#	7,995	88,425
Tyler Technologies, Inc.†	19,275	2,660,721

		14,605,294

Entertainment Software - 0.2%

Glu Mobile, Inc.†#	68,883	316,173
Take-Two Interactive Software, Inc.†	48,433	1,410,853

		1,727,026

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	34,494	896,154
TRC Cos., Inc.†	9,789	87,318

		983,472

Environmental Monitoring & Detection - 0.1%

MSA Safety, Inc.	16,768	762,609

Extended Service Contracts - 0.0%

James River Group Holdings, Ltd.	6,297	173,797

Filtration/Separation Products - 0.2%

CLARCOR, Inc.	28,713	1,618,552

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	13,828	157,501

Finance-Consumer Loans - 0.3%

Encore Capital Group, Inc.†#	14,899	605,346
Enova International, Inc.†	14,922	193,986
Nelnet, Inc., Class A	13,586	511,513
Ocwen Financial Corp.†#	61,498	457,545
PRA Group, Inc.†#	27,660	1,474,001
Regional Management Corp.†	6,171	101,822
World Acceptance Corp.†#	4,312	162,045

		3,506,258

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc.†	31,081	1,228,010

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†	63,770	337,343
Diamond Hill Investment Group, Inc.	1,712	333,361
Evercore Partners, Inc., Class A	19,815	1,037,910
GAIN Capital Holdings, Inc.	18,472	152,579
Greenhill & Co., Inc.	16,764	588,584
INTL. FCStone, Inc.†	8,609	227,794
Investment Technology Group, Inc.	19,593	321,717
KCG Holdings, Inc., Class A†	24,853	285,809
Ladenburg Thalmann Financial Services, Inc.†	60,298	157,378
Moelis & Co.	10,070	274,709
Oppenheimer Holdings, Inc., Class A	5,932	118,343
Piper Jaffray Cos.†	9,145	382,810
RCS Capital Corp., Class A†#	28,190	57,508
Stifel Financial Corp.†	38,858	1,810,783
Virtu Financial, Inc., Class A	10,883	256,186

		6,342,814

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	35,721	742,283
Marlin Business Services Corp.	4,967	68,147

		810,430

Finance-Mortgage Loan/Banker - 0.4%

Arlington Asset Investment Corp., Class A#	13,087	217,899
Ellie Mae, Inc.†	16,832	1,219,142
Federal Agricultural Mtg. Corp., Class C	5,994	141,878
FNFV Group†	45,807	662,827
Impac Mortgage Holdings, Inc.†#	4,934	87,085
Nationstar Mtg. Holdings, Inc.†#	22,489	376,016
PennyMac Financial Services, Inc., Class A†	7,578	130,114
PHH Corp.†	28,425	460,485
Stonegate Mtg. Corp.†	8,335	60,095
Walter Investment Management Corp.†#	21,599	355,088

		3,710,629

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	104,888	919,868
JG Wentworth Co.†#	8,296	44,715
MarketAxess Holdings, Inc.	21,364	1,931,733
WageWorks, Inc.†	20,456	916,633

		3,812,949

Financial Guarantee Insurance - 0.5%

MBIA, Inc.†	89,360	627,307
MGIC Investment Corp.†	194,420	2,053,075
NMI Holdings, Inc., Class A†	28,525	237,328
Radian Group, Inc.	109,575	1,970,159

		4,887,869

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	30,776	556,430
Sturm Ruger & Co., Inc.	10,700	672,923

		1,229,353

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	4,648	137,023
TreeHouse Foods, Inc.†	24,543	1,947,978

		2,085,001

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	10,666	331,499

Food-Dairy Products - 0.1%

Dean Foods Co.	54,013	889,054
Lifeway Foods, Inc.†	2,719	39,181

		928,235

Food-Flour & Grain - 0.2%

Post Holdings, Inc.†	31,394	2,049,400
Seaboard Corp.†	150	498,036

		2,547,436

Food-Misc./Diversified - 0.7%

B&G Foods, Inc.	33,177	1,008,249
Boulder Brands, Inc.†#	31,298	256,644
Cal-Maine Foods, Inc.#	17,927	952,282
Darling Ingredients, Inc.†	94,577	1,214,369
Diamond Foods, Inc.†	15,080	454,964
Inventure Foods, Inc.†	11,191	96,802
J&J Snack Foods Corp.	8,523	971,281
John B. Sanfilippo & Son, Inc.	4,760	246,044
Lancaster Colony Corp.	10,601	1,005,293
Senomyx, Inc.†#	25,079	167,026
Snyder’s-Lance, Inc.	27,959	944,175

		7,317,129

Food-Retail - 0.3%

Fairway Group Holdings Corp.†#	11,777	26,734
Fresh Market, Inc.†#	24,671	531,167
Ingles Markets, Inc., Class A	7,636	379,509
Smart & Final Stores, Inc.†	13,897	226,521
SUPERVALU, Inc.†	149,856	1,234,813
Village Super Market, Inc., Class A	4,099	113,911
Weis Markets, Inc.	6,306	256,339

		2,768,994

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.	8,432	491,164
Chefs’ Warehouse, Inc.†#	10,792	163,391
Fresh Del Monte Produce, Inc.	19,076	755,219
SpartanNash Co.	21,530	609,299
United Natural Foods, Inc.†	28,664	1,380,171

		3,399,244

Footwear & Related Apparel - 0.5%

Crocs, Inc.†	44,067	649,107
Deckers Outdoor Corp.†	19,788	1,274,149
Iconix Brand Group, Inc.†#	27,325	379,544
Steven Madden, Ltd.†	32,216	1,316,346
Weyco Group, Inc.	3,762	101,386
Wolverine World Wide, Inc.	59,085	1,592,341

		5,312,873

Forestry - 0.0%

Deltic Timber Corp.	6,290	390,672

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	9,315	213,779
Matthews International Corp., Class A	18,869	958,168

		1,171,947

Gambling (Non-Hotel) - 0.2%

Caesars Acquisition Co., Class A†	26,464	188,423
Isle of Capri Casinos, Inc.†	12,656	233,630
Pinnacle Entertainment, Inc.†	34,644	1,308,504

		1,730,557

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.	8,716	429,437
Laclede Group, Inc.	24,797	1,312,753
New Jersey Resources Corp.	48,989	1,384,919
Northwest Natural Gas Co.	15,646	688,111
ONE Gas, Inc.	30,106	1,293,655
Piedmont Natural Gas Co., Inc.	45,096	1,739,804
South Jersey Industries, Inc.	39,168	943,949
Southwest Gas Corp.	26,814	1,477,183
WGL Holdings, Inc.	28,466	1,542,857

		10,812,668

Golf - 0.0%

Callaway Golf Co.	44,684	395,453

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,194	85,753
US Ecology, Inc.	12,398	619,404

		705,157

Health Care Cost Containment - 0.2%

CorVel Corp.†	4,924	147,868
ExamWorks Group, Inc.†	23,664	847,644
HealthEquity, Inc.†	20,763	608,771

		1,604,283

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†#	10,113	116,097
Unilife Corp.†#	66,282	80,864

		196,961

Heart Monitors - 0.1%

HeartWare International, Inc.†	9,878	845,557

Home Furnishings - 0.3%

American Woodmark Corp.†	7,347	486,959
Bassett Furniture Industries, Inc.	6,157	178,676
Ethan Allen Interiors, Inc.#	14,558	433,101
Flexsteel Industries, Inc.	3,360	103,488
Hooker Furniture Corp.	6,189	147,670
La-Z-Boy, Inc.	29,302	809,028
Select Comfort Corp.†	29,938	728,990

		2,887,912

Hotels/Motels - 0.3%

Belmond, Ltd., Class A†	55,456	630,535
Civeo Corp.	61,434	119,796
Diamond Resorts International, Inc.†#	23,842	605,348
Interval Leisure Group, Inc.	22,403	449,404
La Quinta Holdings, Inc.†	53,601	1,010,379
Marcus Corp.	10,510	203,999
Morgans Hotel Group Co.†	15,520	71,237

		3,090,698

Housewares - 0.1%

Libbey, Inc.	12,504	440,641
Lifetime Brands, Inc.	6,162	89,472
NACCO Industries, Inc., Class A	2,370	124,757

		654,870

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	27,223	914,693
Barrett Business Services, Inc.	4,088	145,737
CDI Corp.	8,176	83,640
Cross Country Healthcare, Inc.†	18,413	255,757
Heidrick & Struggles International, Inc.	10,487	204,392
Insperity, Inc.	11,090	492,285
Kelly Services, Inc., Class A	17,033	246,127
Kforce, Inc.	14,117	378,194
Korn/Ferry International	28,858	983,192
Monster Worldwide, Inc.†#	52,093	378,716
On Assignment, Inc.†	29,610	1,065,368
Patriot National, Inc.†	4,760	77,398
Paylocity Holding Corp.†	8,864	292,689
Resources Connection, Inc.	21,508	337,461
Team Health Holdings, Inc.†	41,225	2,421,556
TriNet Group, Inc.†	23,560	396,750
TrueBlue, Inc.†	24,008	576,192

		9,250,147

Identification Systems - 0.1%

Brady Corp., Class A	27,347	600,540
Checkpoint Systems, Inc.	24,082	194,583
Imprivata, Inc.†	5,213	109,160

		904,283

Import/Export - 0.0%

Castle Brands, Inc.†#	38,115	46,119

Independent Power Producers - 0.4%

Abengoa Yield PLC#	28,079	639,078
Dynegy, Inc.†	73,356	1,888,917
NRG Yield, Inc., Class A#	19,753	310,715
NRG Yield, Inc., Class C#	19,798	317,956
Ormat Technologies, Inc.	21,292	749,478

		3,906,144

Industrial Audio & Video Products - 0.1%

IMAX Corp.†	34,574	1,083,895

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,743	115,434

Instruments-Controls - 0.3%

Allied Motion Technologies, Inc.	3,573	67,959
Control4 Corp.†#	11,923	106,949
Watts Water Technologies, Inc., Class A	16,125	884,456
Woodward, Inc.	37,392	1,705,075

		2,764,439

Instruments-Scientific - 0.2%

FEI Co.	23,790	1,795,669
Fluidigm Corp.†	16,477	200,855

		1,996,524

Insurance Brokers - 0.0%

Crawford & Co., Class B	16,276	103,841
eHealth, Inc.†	10,252	153,165

		257,006

Insurance-Life/Health - 0.6%

American Equity Investment Life
Holding Co.	44,110	1,070,109
CNO Financial Group, Inc.	112,734	2,016,811
FBL Financial Group, Inc., Class A	5,504	313,948
Fidelity & Guaranty Life	6,444	158,909
Independence Holding Co.	4,037	49,695
Kansas City Life Insurance Co.	2,112	97,701
National Western Life Insurance Co., Class A	1,276	290,188
Primerica, Inc.#	29,395	1,248,994
Symetra Financial Corp.	42,991	1,352,927
Trupanion, Inc.†#	9,351	65,457

		6,664,739

Insurance-Multi-line - 0.2%

Citizens, Inc.†#	28,095	176,717
Horace Mann Educators Corp.	23,550	782,331
Kemper Corp.	24,897	881,852
United Fire Group, Inc.	11,589	384,755

		2,225,655

Insurance-Property/Casualty - 1.2%

Ambac Financial Group, Inc.†	25,762	418,632
AMERISAFE, Inc.	10,864	507,783
Atlas Financial Holdings, Inc.†	5,942	95,844
Baldwin & Lyons, Inc., Class B	5,378	123,264
Donegal Group, Inc., Class A	4,876	69,678
EMC Insurance Group, Inc.	6,000	137,280
Employers Holdings, Inc.	18,256	402,545
Enstar Group, Ltd.†	5,202	760,064
Federated National Holding Co.	8,113	177,756
First American Financial Corp.	62,050	2,411,263
Global Indemnity PLC†	4,753	127,570
Hallmark Financial Services, Inc.†	8,092	92,977
HCI Group, Inc.#	4,907	195,053
Heritage Insurance Holdings, Inc.†	14,138	248,405
Infinity Property & Casualty Corp.	6,563	507,189
National General Holdings Corp.	20,415	374,207
National Interstate Corp.	4,081	113,044
Navigators Group, Inc.†	6,072	461,776
OneBeacon Insurance Group, Ltd., Class A	13,001	187,864
RLI Corp.	24,723	1,288,316
Safety Insurance Group, Inc.	8,639	454,239

Selective Insurance Group, Inc.	32,599	988,402
State Auto Financial Corp.	8,580	187,902
Stewart Information Services Corp.	13,137	508,927
Third Point Reinsurance, Ltd.†	48,316	675,941
United Insurance Holdings Corp.#	9,811	128,917
Universal Insurance Holdings, Inc.	18,334	451,566

		12,096,404

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	15,990	895,120
Essent Group, Ltd.†	31,816	852,351
Greenlight Capital Re, Ltd., Class A†	16,556	422,178
Maiden Holdings, Ltd.	28,954	414,911
State National Cos., Inc.	17,882	169,879

		2,754,439

Internet Application Software - 0.2%

Bazaarvoice, Inc.†	34,925	181,261
Box, Inc., Class A†#	7,396	99,698
Connecture, Inc.†#	3,802	27,146
Intralinks Holdings, Inc.†	23,003	235,551
Lionbridge Technologies, Inc.†	36,828	196,293
RealNetworks, Inc.†	13,274	57,477
Textura Corp.†#	11,329	292,968
VirnetX Holding Corp.†#	25,913	94,064
Yodlee, Inc.†#	10,410	168,746
Zendesk, Inc.†	30,763	636,179

		1,989,383

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	20,966	158,294
Cogent Communications Holdings, Inc.	26,360	732,017
Internap Corp.†	31,466	250,784

		1,141,095

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†#	26,534	312,305
Limelight Networks, Inc.†	34,838	82,566
Shutterstock, Inc.†#	11,238	376,586

		771,457

Internet Content-Information/News - 0.2%

Bankrate, Inc.†	38,198	376,632
DHI Group, Inc.†	25,449	198,502
HealthStream, Inc.†	14,452	359,132
MaxPoint Interactive, Inc.†#	3,922	18,277
Reis, Inc.	4,876	121,413
Travelzoo, Inc.†	3,985	38,256
WebMD Health Corp.†	21,632	889,724
XO Group, Inc.†	15,142	221,830

		2,223,766

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†#	21,605	68,056
Safeguard Scientifics, Inc.†	11,854	207,445

		275,501

Internet Security - 0.1%

Corindus Vascular Robotics, Inc.†#	12,885	45,097
VASCO Data Security International, Inc.†#	16,801	280,913
Zix Corp.†	32,926	144,216

		470,226

Internet Telephone - 0.3%

8x8, Inc.†	50,461	390,064
j2 Global, Inc.	27,595	1,920,060
RingCentral, Inc.†	30,671	527,848
TeleCommunication Systems, Inc., Class A†	28,751	100,628

		2,938,600

Investment Companies - 0.0%

6D Global Technologies, Inc.†#	11,326	27,296
Acacia Research Corp.#	29,223	278,203
Real Industry, Inc.†	14,011	135,626

		441,125

Investment Management/Advisor Services - 0.5%

Altisource Asset Management Corp.†	517	19,899
Altisource Portfolio Solutions SA†	8,116	218,402
Ashford, Inc.†	615	45,049
Calamos Asset Management, Inc., Class A	10,199	107,701
CIFC Corp.	3,467	24,408
Cohen & Steers, Inc.	11,606	347,948
Financial Engines, Inc.#	29,681	963,445
GAMCO Investors, Inc., Class A	3,614	211,419
Janus Capital Group, Inc.#	84,046	1,250,605
Medley Management, Inc.#	3,432	25,465
OM Asset Management PLC	14,095	232,849
Pzena Investment Management, Inc., Class A	7,194	72,731
Virtus Investment Partners, Inc.	3,919	450,920
Westwood Holdings Group, Inc.	4,409	244,744
WisdomTree Investments, Inc.#	65,313	1,224,619
ZAIS Group Holdings, Inc.†	2,168	14,634

		5,454,838

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†	8,553	176,277
Coherent, Inc.†	13,642	795,329
II-VI, Inc.†	30,019	507,021
Newport Corp.†	22,808	348,962
Rofin-Sinar Technologies, Inc.†	16,121	410,602

		2,238,191

Leisure Games - 0.0%

Intrawest Resorts Holdings, Inc.†	10,330	92,867

Leisure Products - 0.0%

Escalade, Inc.	5,708	102,116
Johnson Outdoors, Inc., Class A	2,894	72,553
Marine Products Corp.	6,116	42,934

		217,603

Lighting Products & Systems - 0.1%

Universal Display Corp.†	23,020	848,057

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	11,444	773,729
UniFirst Corp.	8,505	922,027

		1,695,756

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	10,849	428,644
Hyster-Yale Materials Handling, Inc.	5,428	329,805

		758,449

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	27,263	798,533

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,539	285,203
Lindsay Corp.#	6,759	515,239

		800,442

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	16,203	516,876
Altra Industrial Motion Corp.	15,115	378,026
Applied Industrial Technologies, Inc.	22,988	973,312
Chart Industries, Inc.†	17,484	446,891
DXP Enterprises, Inc.†	7,206	214,378
Kadant, Inc.	6,277	279,264
Tennant Co.	10,534	603,809
Twin Disc, Inc.	4,786	66,956
Xerium Technologies, Inc.†	6,302	76,695

		3,556,207

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,488	218,387

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	10,907	263,622

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	34,575	191,891

Medical Imaging Systems - 0.1%

Analogic Corp.	7,102	572,279
iRadimed Corp.†	1,610	38,479

		610,758

Medical Information Systems - 0.3%

Computer Programs & Systems, Inc.#	6,478	298,117
Everyday Health, Inc.†	12,359	120,624
Medidata Solutions, Inc.†	31,642	1,519,449
Merge Healthcare, Inc.†	39,499	280,048
Press Ganey Holdings, Inc.†	5,859	188,953
Quality Systems, Inc.	28,598	388,647

		2,795,838

Medical Instruments - 0.9%

Abaxis, Inc.#	12,902	606,652
AngioDynamics, Inc.†	14,437	213,090
AtriCure, Inc.†	16,240	397,230
Cardiovascular Systems, Inc.†	18,151	437,076
CONMED Corp.	15,798	838,242
CryoLife, Inc.	14,595	142,739
Endologix, Inc.†#	38,592	500,924
Entellus Medical, Inc.†	3,093	68,850
Integra LifeSciences Holdings Corp.†	14,661	879,367
Natus Medical, Inc.†	18,870	767,632
Navidea Biopharmaceuticals, Inc.†#	86,282	162,210
NuVasive, Inc.†	27,680	1,459,290
Spectranetics Corp.†#	24,265	408,865
SurModics, Inc.†	7,448	169,442
Thoratec Corp.†	31,026	1,949,053
TransEnterix, Inc.†#	19,898	52,531
Vascular Solutions, Inc.†	9,882	341,522

		9,394,715

Medical Labs & Testing Services - 0.0%

Invitae Corp.†#	4,189	42,770

Medical Laser Systems - 0.1%

Cutera, Inc.†	8,289	121,268
Cynosure, Inc., Class A†	12,686	401,385

		522,653

Medical Products - 1.7%

ABIOMED, Inc.†	23,892	2,291,243
Accuray, Inc.†#	45,215	311,531
Atrion Corp.	813	314,631
Cantel Medical Corp.	19,664	975,924
Cerus Corp.†#	54,593	270,781
Cyberonics, Inc.†	14,902	973,697
Exactech, Inc.†	5,835	114,424
Globus Medical, Inc., Class A†	39,288	959,413
Greatbatch, Inc.†	14,607	829,970
Haemonetics Corp.†	29,585	1,068,314
Halyard Health, Inc.†	26,639	837,530
Hanger, Inc.†	20,202	362,222
Intersect ENT, Inc.†	8,025	204,316
Invacare Corp.	18,528	325,908
InVivo Therapeutics Holdings Corp.†#	15,205	148,249
K2M Group Holdings, Inc.†	10,084	214,083
LDR Holding Corp.†	13,294	496,132
LeMaitre Vascular, Inc.	6,801	89,909
Luminex Corp.†	24,628	448,722
Medgenics, Inc.†	9,633	76,197
MiMedx Group, Inc.†#	62,183	603,797
NanoString Technologies, Inc.†#	7,298	111,003
NxStage Medical, Inc.†	36,199	628,777
Orthofix International NV†	10,742	402,610
Rockwell Medical, Inc.†#	28,776	344,449
SeaSpine Holdings Corp.†	4,887	69,053
Sientra, Inc.†	3,841	91,377
T2 Biosystems, Inc.†#	5,203	61,812
Tornier NV†	20,753	461,547
West Pharmaceutical Services, Inc.	41,185	2,300,182
Wright Medical Group, Inc.†	29,424	678,812
Zeltiq Aesthetics, Inc.†	18,443	595,156

		17,661,771

Medical Sterilization Products - 0.2%

STERIS Corp.	34,188	2,189,741

Medical-Biomedical/Gene - 3.9%

Abeona Therapeutics, Inc.†	5,914	27,618
Acceleron Pharma, Inc.†	12,427	360,134
Achillion Pharmaceuticals, Inc.†	67,294	497,303
Acorda Therapeutics, Inc.†	24,495	783,105
Aduro Biotech, Inc.†#	4,779	92,521
Advaxis, Inc.†#	17,350	256,780
Aegerion Pharmaceuticals, Inc.†#	14,354	253,922
Affimed NV†#	8,756	88,261
Agenus, Inc.†#	43,730	310,920
Alder Biopharmaceuticals, Inc.†	11,780	456,475
AMAG Pharmaceuticals, Inc.†	17,478	1,093,074
ANI Pharmaceuticals, Inc.†#	4,511	220,002
Applied Genetic Technologies Corp.†	5,035	82,725
Aratana Therapeutics, Inc.†	16,967	299,637
Ardelyx, Inc.†	6,850	130,013
Arena Pharmaceuticals, Inc.†#	138,551	375,473
ARIAD Pharmaceuticals, Inc.†#	95,838	904,711
Assembly Biosciences, Inc.†	8,212	112,587
Asterias Biotherapeutics, Inc.†#	5,981	28,350
Atara Biotherapeutics, Inc.†	8,295	336,196
Avalanche Biotechnologies, Inc.†	11,190	117,047
Bellicum Pharmaceuticals, Inc.†#	4,735	80,779
BioCryst Pharmaceuticals, Inc.†	41,513	483,211
BioTime, Inc.†#	29,810	90,026
Blueprint Medicines Corp.†	5,363	146,732
Cambrex Corp.†	17,923	856,899
Celldex Therapeutics, Inc.†#	56,374	836,590
Cellular Biomedicine Group, Inc.†	5,632	130,719
ChemoCentryx, Inc.†	16,013	105,366
Coherus Biosciences, Inc.†	13,499	372,572
Corium International, Inc.†#	4,974	49,790
CTI BioPharma Corp.†#	94,181	148,806
Curis, Inc.†#	63,665	166,802
Cytokinetics, Inc.†	19,858	137,417
CytRx Corp.†	31,898	78,469
Dermira, Inc.†	7,354	188,998
Dynavax Technologies Corp.†	16,774	475,711
Emergent BioSolutions, Inc.†	17,376	578,447
Endocyte, Inc.†#	21,488	113,242
Epizyme, Inc.†#	16,627	332,540
Exact Sciences Corp.†#	50,897	1,125,333
Exelixis, Inc.†#	112,212	667,661
Fibrocell Science, Inc.†#	14,059	79,293
Five Prime Therapeutics, Inc.†	12,312	234,790
Foundation Medicine, Inc.†#	6,823	160,613
Galena Biopharma, Inc.†#	92,571	146,262
Genocea Biosciences, Inc.†#	10,636	123,697
Geron Corp.†#	90,494	274,197
Halozyme Therapeutics, Inc.†	60,715	1,060,084
Harvard Bioscience, Inc.†	19,149	83,681
Idera Pharmaceuticals, Inc.†#	48,927	147,760
ImmunoGen, Inc.†	49,335	664,049
Immunomedics, Inc.†#	55,219	119,273
Inovio Pharmaceuticals, Inc.†#	41,106	307,884
Insmed, Inc.†	35,206	860,435
Karyopharm Therapeutics, Inc.†#	13,220	183,229
Kite Pharma, Inc.†#	16,508	877,730
KYTHERA Biopharmaceuticals, Inc.†	14,774	1,103,913
Lexicon Pharmaceuticals, Inc.†#	23,781	283,945
Ligand Pharmaceuticals, Inc.†	10,042	923,262
Lion Biotechnologies, Inc.†	25,777	183,275
Loxo Oncology, Inc.†#	4,455	89,546
MacroGenics, Inc.†	16,098	424,182
Medicines Co.†	37,912	1,554,392
Merrimack Pharmaceuticals, Inc.†#	62,981	635,478
Momenta Pharmaceuticals, Inc.†	34,969	682,245
Myriad Genetics, Inc.†#	39,756	1,493,235
NeoGenomics, Inc.†	30,646	186,328
NewLink Genetics Corp.†#	11,906	534,698
Novavax, Inc.†	153,429	1,652,430
Ocata Therapeutics, Inc.†#	20,417	86,364
Omeros Corp.†#	21,656	305,133
OncoMed Pharmaceuticals, Inc.†#	9,682	189,670
Oncothyreon, Inc.†#	58,560	199,104
Organovo Holdings, Inc.†#	46,646	127,344
Otonomy, Inc.†	8,456	191,698
OvaScience, Inc.†#	13,436	261,196
Pacific Biosciences of California, Inc.†#	34,670	172,657
Paratek Pharmaceuticals, Inc.	6,980	181,340
PDL BioPharma, Inc.#	93,931	530,710
Peregrine Pharmaceuticals, Inc.†#	107,808	123,979
Pfenex, Inc.†	9,339	204,057
Prothena Corp. PLC†	17,909	1,030,305
PTC Therapeutics, Inc.†#	19,376	739,969
Repligen Corp.†	18,805	640,874
Retrophin, Inc.†	20,013	548,756
Rigel Pharmaceuticals, Inc.†	50,456	151,368
RTI Surgical, Inc.†	32,835	209,487
Sage Therapeutics, Inc.†	7,892	426,247
Sangamo BioSciences, Inc.†#	39,831	301,122
Second Sight Medical Products, Inc.†#	6,766	64,345
Sequenom, Inc.†#	67,602	145,344
Spark Therapeutics, Inc.†#	4,609	200,999
Spectrum Pharmaceuticals, Inc.†#	38,350	278,805
Stemline Therapeutics, Inc.†	8,943	82,365
Theravance Biopharma, Inc.†	14,598	212,547
Theravance, Inc.#	48,740	677,973
Tobira Therapeutics, Inc.†#	1,378	16,605
Tokai Pharmaceuticals, Inc.†#	5,428	64,105
Trius Therapeutics, Inc. CVR(1)(2)	24,953	0
Trovagene, Inc.†#	13,999	83,294
Ultragenyx Pharmaceutical, Inc.†	20,552	2,294,014
Veracyte, Inc.†#	7,718	72,781
Verastem, Inc.†#	18,493	112,622
Versartis, Inc.†	12,877	167,015
XBiotech, Inc.†#	2,309	44,287
XOMA Corp.†#	52,182	43,358
Zeneca, Inc. CVR(1)(2)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	65,653	571,838

		40,826,580

Medical-Drugs - 2.7%

ACADIA Pharmaceuticals, Inc.†	45,623	1,671,170
Adamas Pharmaceuticals, Inc.†	5,950	119,357
Aerie Pharmaceuticals, Inc.†#	11,743	185,657
Agile Therapeutics, Inc.†	5,959	52,618
Alimera Sciences, Inc.†	17,409	58,146
Amicus Therapeutics, Inc.†	55,194	793,690

Anacor Pharmaceuticals, Inc.†	23,459	3,059,288
Anthera Pharmaceuticals, Inc.†	20,502	140,029
Array BioPharma, Inc.†#	80,748	476,413
BioSpecifics Technologies Corp.†	2,819	139,992
Carbylan Therapeutics, Inc.†	7,022	38,129
Catalyst Pharmaceuticals, Inc.†	43,121	156,529
Cempra, Inc.†	18,215	626,596
Chimerix, Inc.†	23,651	1,157,480
Cidara Therapeutics, Inc.†	2,757	39,232
Clovis Oncology, Inc.†	14,236	1,108,415
Collegium Pharmaceutical, Inc.†#	3,818	57,728
Corcept Therapeutics, Inc.†#	35,429	177,145
Dicerna Pharmaceuticals, Inc.†	8,648	94,869
Durata Therapeutics CVR(1)(2)	9,546	0
Durect Corp.†	64,357	132,575
Eagle Pharmaceuticals, Inc.†#	4,911	385,759
Enanta Pharmaceuticals, Inc.†#	9,164	357,763
FibroGen, Inc.†	27,394	671,153
Foamix Pharmaceuticals, Ltd.†	12,948	131,552
Furiex Pharmaceuticals CVR(1)(2)	4,550	0
Ignyta, Inc.†	10,505	143,708
Immune Design Corp.†#	6,479	103,275
Infinity Pharmaceuticals, Inc.†	28,073	247,604
Insys Therapeutics, Inc.†#	13,468	436,633
Intra-Cellular Therapies, Inc.†	12,421	332,759
Ironwood Pharmaceuticals, Inc.†#	72,091	793,001
Keryx Biopharmaceuticals, Inc.†#	59,302	366,486
Lannett Co., Inc.†#	15,184	728,073
Ophthotech Corp.†	13,564	597,223
OPKO Health, Inc.†	1	5
Orexigen Therapeutics, Inc.†#	58,572	162,244
Pacira Pharmaceuticals, Inc.†#	20,861	1,200,551
Pernix Therapeutics Holdings, Inc.†#	24,924	120,134
PharMerica Corp.†	17,395	569,164
POZEN, Inc.†	16,595	144,874
PRA Health Sciences, Inc.†	11,388	428,530
Prestige Brands Holdings, Inc.†	29,936	1,392,623
Progenics Pharmaceuticals, Inc.†#	39,867	292,225
Radius Health, Inc.†	16,747	1,019,222
Raptor Pharmaceutical Corp.†	46,069	558,817
Regulus Therapeutics, Inc.†#	16,193	134,888
Relypsa, Inc.†	18,661	428,457
Sagent Pharmaceuticals, Inc.†	12,669	253,127
SciClone Pharmaceuticals, Inc.†	28,394	223,177
Sorrento Therapeutics, Inc.†#	16,238	205,898
Sucampo Pharmaceuticals, Inc., Class A†	14,232	382,272
Supernus Pharmaceuticals, Inc.†	19,662	356,865
Synergy Pharmaceuticals, Inc.†#	57,269	400,883
Synta Pharmaceuticals Corp.†#	52,018	104,036
TESARO, Inc.†#	13,320	685,714
Tetraphase Pharmaceuticals, Inc.†	20,682	897,806
TG Therapeutics, Inc.†#	20,233	248,461
TherapeuticsMD, Inc.†#	72,756	445,994
Trevena, Inc.†	14,175	85,050
Vanda Pharmaceuticals, Inc.†#	23,927	282,099
VIVUS, Inc.†#	59,427	67,152
XenoPort, Inc.†	33,626	226,975
Zogenix, Inc.†#	10,973	210,901
ZS Pharma, Inc.†	10,397	531,911

		27,640,102

Medical-Generic Drugs - 0.2%

Amphastar Pharmaceuticals, Inc.†	18,186	234,054
Impax Laboratories, Inc.†	41,044	1,681,162

		1,915,216

Medical-HMO - 0.5%

Magellan Health, Inc.†	15,642	875,952
Molina Healthcare, Inc.†	20,166	1,504,182
Triple-S Management Corp., Class B†	13,826	290,899
Universal American Corp.†	28,529	203,982
WellCare Health Plans, Inc.†	25,211	2,285,882

		5,160,897

Medical-Hospitals - 0.1%

Adeptus Health, Inc., Class A†#	3,546	353,323
Select Medical Holdings Corp.	60,110	775,419

		1,128,742

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	14,568	683,968
Genesis Healthcare, Inc.†	20,982	152,329
Kindred Healthcare, Inc.	47,772	959,262
National HealthCare Corp.	5,770	348,277

		2,143,836

Medical-Outpatient/Home Medical - 0.6%

Addus HomeCare Corp.†	3,686	105,936
Air Methods Corp.†#	22,478	841,801
Almost Family, Inc.†	4,113	182,206
Amedisys, Inc.†	16,156	624,268
Amsurg Corp.†	27,713	2,173,253
Chemed Corp.	9,775	1,332,821
Civitas Solutions, Inc.†	6,697	162,469
LHC Group, Inc.†	7,447	322,455
Nobilis Health Corp.†#	18,298	95,150
Providence Service Corp.†	7,828	350,929

		6,191,288

Medical-Wholesale Drug Distribution - 0.1%

Owens & Minor, Inc.#	36,122	1,227,787

Metal Processors & Fabrication - 0.5%

CIRCOR International, Inc.	9,816	444,076
Global Brass & Copper Holdings, Inc.	12,301	241,592
Haynes International, Inc.	7,124	272,279
LB Foster Co., Class A	5,948	106,648
Mueller Industries, Inc.	32,611	1,037,356
NN, Inc.	10,956	265,245
RBC Bearings, Inc.†	13,391	828,367
Rexnord Corp.†	58,283	1,168,574
Sun Hydraulics Corp.	13,004	419,509

		4,783,646

Metal Products-Distribution - 0.0%

Lawson Products, Inc.†	3,314	77,514
Olympic Steel, Inc.	5,210	67,470

		144,984

Metal-Aluminum - 0.1%

Century Aluminum Co.†	28,211	157,982
Kaiser Aluminum Corp.	9,819	820,672

		978,654

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.#	87,742	348,336

Miscellaneous Manufacturing - 0.2%

American Railcar Industries, Inc.#	5,413	224,423
FreightCar America, Inc.	7,052	151,971
Hillenbrand, Inc.	36,022	971,153
John Bean Technologies Corp.	16,730	554,098
TriMas Corp.†	25,926	472,890

		2,374,535

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†	43,476	866,912
Eros International PLC†	16,192	536,279

		1,403,191

MRI/Medical Diagnostic Imaging - 0.1%

Alliance HealthCare Services, Inc.†	2,896	41,471
RadNet, Inc.†	19,682	120,848
Surgical Care Affiliates, Inc.†	12,319	450,259

		612,578

Multimedia - 0.3%

E.W. Scripps Co., Class A	33,852	593,087
Entravision Communications Corp., Class A	36,478	293,648
Martha Stewart Living Omnimedia, Inc., Class A†	17,650	106,783
Media General, Inc.†	54,853	644,523
Meredith Corp.	21,034	993,225

		2,631,266

Networking Products - 0.7%

A10 Networks, Inc.†	19,411	128,889
Anixter International, Inc.†	16,331	1,039,632
Black Box Corp.	8,795	135,443
Calix, Inc.†	25,429	203,686
Extreme Networks, Inc.†	57,273	171,819
Gigamon, Inc.†	15,657	356,666
Infinera Corp.†	74,201	1,619,066
Infoblox, Inc.†	32,434	624,030
Ixia†	34,706	536,902
LogMeIn, Inc.†	14,096	878,745
NeoPhotonics Corp.†	15,983	115,717
NETGEAR, Inc.†	19,843	602,830
Polycom, Inc.†	77,310	831,856
Ruckus Wireless, Inc.†	43,135	488,288

		7,733,569

Non-Ferrous Metals - 0.1%

Energy Fuels, Inc.†#	25,013	86,795
Globe Specialty Metals, Inc.	37,195	511,059
Horsehead Holding Corp.†#	32,433	265,302
Materion Corp.	11,535	357,124
Uranium Energy Corp.†#	52,660	65,298

		1,285,578

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	22,661	139,592

Office Automation & Equipment - 0.0%

Eastman Kodak Co.†#	10,046	141,448

Office Furnishings-Original - 0.5%

Herman Miller, Inc.	34,148	925,752
HNI Corp.	25,465	1,190,234
Interface, Inc.	37,824	916,854
Kimball International, Inc., Class B	19,658	214,862
Knoll, Inc.	27,941	668,349
Steelcase, Inc., Class A	47,675	840,510

		4,756,561

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	62,918	478,177

Oil & Gas Drilling - 0.1%

Atwood Oceanics, Inc.#	37,005	707,165
North Atlantic Drilling, Ltd.#	40,917	35,557
Parker Drilling Co.†	70,000	235,900

		978,622

Oil Companies-Exploration & Production - 1.1%

Abraxas Petroleum Corp.†	53,751	104,815
Approach Resources, Inc.†#	20,683	52,949
Bill Barrett Corp.†#	28,643	156,677
Bonanza Creek Energy, Inc.†	28,451	217,650
Callon Petroleum Co.†	37,707	345,773
Carrizo Oil & Gas, Inc.†	29,452	1,072,936
Clayton Williams Energy, Inc.†#	3,376	171,771
Contango Oil & Gas Co.†	9,971	92,830
DLB Oil & Gas, Inc.(1)(2)	3,000	0
Earthstone Energy, Inc.†#	744	12,611
Eclipse Resources Corp.†#	27,501	105,879
Energy XXI, Ltd.#	54,057	102,708
Erin Energy Corp.†#	7,939	31,597
Evolution Petroleum Corp.	14,089	82,702
EXCO Resources, Inc.#	90,378	75,529
Fairmount Santrol Holdings, Inc.†#	36,619	183,461
Gastar Exploration, Inc.†#	46,450	76,643
Halcon Resources Corp.†#	210,211	241,743
Isramco, Inc.†	511	66,941
Jones Energy, Inc., Class A†#	16,580	98,319
Magnum Hunter Resources Corp.†#	119,237	95,390
Matador Resources Co.†#	41,877	959,402
Northern Oil and Gas, Inc.†#	35,270	212,678
Oasis Petroleum, Inc.†#	79,682	889,251
Panhandle Oil and Gas, Inc., Class A	9,463	166,170
Par Petroleum Corp.†	9,169	177,329
Parsley Energy, Inc., Class A†#	47,775	821,730
PDC Energy, Inc.†	22,926	1,287,983
Penn Virginia Corp.†#	41,019	50,453
Rex Energy Corp.†#	27,533	94,989
RSP Permian, Inc.†	31,326	749,945
Sanchez Energy Corp.†#	30,185	194,391
SandRidge Energy, Inc.†#	247,848	132,128
Seventy Seven Energy, Inc.†#	32,175	92,342
Stone Energy Corp.†	32,737	185,619

Synergy Resources Corp.†#	59,571	639,793
TransAtlantic Petroleum, Ltd.†	14,781	44,786
Triangle Petroleum Corp.†#	26,693	107,840
Ultra Petroleum Corp.†#	87,693	747,144
Unit Corp.†	28,851	438,535
W&T Offshore, Inc.#	20,032	71,514

		11,452,946

Oil Field Machinery & Equipment - 0.2%

Flotek Industries, Inc.†#	30,618	598,888
Forum Energy Technologies, Inc.†	33,955	533,773
Natural Gas Services Group, Inc.†	7,289	158,098
Thermon Group Holdings, Inc.†	18,359	420,054

		1,710,813

Oil Refining & Marketing - 0.3%

Adams Resources & Energy, Inc.	1,221	55,690
Alon USA Energy, Inc.	17,877	331,440
Delek US Holdings, Inc.	32,836	1,010,035
Trecora Resources†	11,568	149,459
Western Refining, Inc.	40,718	1,751,688

		3,298,312

Oil-Field Services - 0.7%

Basic Energy Services, Inc.†#	24,406	127,155
Bristow Group, Inc.	19,943	739,088
C&J Energy Services, Ltd.†#	32,282	178,842
CARBO Ceramics, Inc.#	11,234	308,036
Exterran Holdings, Inc.	39,733	886,841
Gulfmark Offshore, Inc., Class A#	14,675	132,515
Helix Energy Solutions Group, Inc.†	60,628	421,365
Independence Contract Drilling, Inc.†	9,482	65,710
Key Energy Services, Inc.†	76,165	54,169
Matrix Service Co.†	15,295	305,900
McDermott International, Inc.†#	136,584	693,847
MRC Global, Inc.†	58,959	765,877
Newpark Resources, Inc.†	48,146	352,910
Oil States International, Inc.†	29,533	837,851
PHI, Inc.†	7,183	182,161
Pioneer Energy Services Corp.†	36,872	122,046
SEACOR Holdings, Inc.†	10,446	673,872
Tesco Corp.	22,304	189,361
TETRA Technologies, Inc.†	45,587	350,564

		7,388,110

Optical Recognition Equipment - 0.0%

Digimarc Corp.†#	4,379	166,971

Optical Supplies - 0.0%

Ocular Therapeutix, Inc.†#	7,460	131,445
STAAR Surgical Co.†#	22,240	177,698

		309,143

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	10,908	611,502
Neenah Paper, Inc.	9,574	552,611
Orchids Paper Products Co.	5,254	131,508
P.H. Glatfelter Co.	24,754	447,057
Schweitzer-Mauduit International, Inc.	17,444	616,297
Veritiv Corp.†	4,662	167,506

		2,526,481

Patient Monitoring Equipment - 0.2%

Insulet Corp.†#	32,486	965,159
Masimo Corp.†	25,035	1,017,172

		1,982,331

Pharmacy Services - 0.1%

BioScrip, Inc.†#	39,297	95,492
Diplomat Pharmacy, Inc.†#	20,709	817,798
Vitae Pharmaceuticals, Inc.†#	7,593	58,922

		972,212

Physical Therapy/Rehabilitation Centers - 0.3%

AAC Holdings, Inc.†#	4,557	107,591
HealthSouth Corp.	52,375	2,236,412
U.S. Physical Therapy, Inc.	7,098	326,153

		2,670,156

Physicians Practice Management - 0.1%

Healthways, Inc.†	17,769	216,960
IPC Healthcare, Inc.†	9,953	790,268

		1,007,228

Pipelines - 0.1%

SemGroup Corp., Class A	25,130	1,382,150

Platinum - 0.1%

Stillwater Mining Co.†#	69,089	659,800

Pollution Control - 0.0%

CECO Environmental Corp.#	12,285	118,919

Poultry - 0.1%

Sanderson Farms, Inc.#	12,829	885,714

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†	23,408	568,112
Generac Holdings, Inc.†#	39,584	1,223,937
Powell Industries, Inc.	5,212	153,025
PowerSecure International, Inc.†	12,849	154,959
Vicor Corp.†	9,424	91,978

		2,192,011

Precious Metals - 0.0%

Coeur Mining, Inc.†#	77,827	261,499

Printing-Commercial - 0.4%

ARC Document Solutions, Inc.†	23,358	155,097
Cimpress NV†#	18,778	1,314,084
Deluxe Corp.	28,581	1,657,984
Ennis, Inc.	14,775	241,276
Multi-Color Corp.	7,225	476,055
Quad/Graphics, Inc.	16,445	237,466

		4,081,962

Private Equity - 0.0%

Fifth Street Asset Management, Inc.	3,329	27,531

Property Trust - 0.1%

Xenia Hotels & Resorts, Inc.	63,924	1,182,594

Protection/Safety - 0.0%

Landauer, Inc.	5,483	210,602

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	78,365	1,769,482
Scholastic Corp.	15,264	659,557

		2,429,039

Publishing-Newspapers - 0.1%

Daily Journal Corp.†#	619	120,680
New York Times Co., Class A	78,714	957,162
Tribune Publishing Co.#	15,060	177,558

		1,255,400

Publishing-Periodicals - 0.1%

Time, Inc.	62,694	1,302,154

Racetracks - 0.2%

Churchill Downs, Inc.	7,700	1,023,099
Empire Resorts, Inc.†#	8,868	37,777
International Speedway Corp., Class A	15,975	512,638
Penn National Gaming, Inc.†	45,687	829,676
Speedway Motorsports, Inc.	6,700	129,645

		2,532,835

Radio - 0.0%

Cumulus Media, Inc., Class A†	81,635	116,738
Entercom Communications Corp., Class A†	14,540	160,231
Saga Communications, Inc., Class A	2,080	72,613
Townsquare Media, Inc.†	3,917	45,006

		394,588

Real Estate Investment Trusts - 8.2%

Acadia Realty Trust	39,375	1,163,531
AG Mtg. Investment Trust, Inc.	16,251	268,629
Agree Realty Corp.	10,076	286,662
Alexander’s, Inc.	1,200	435,600
Altisource Residential Corp.	32,745	500,016
American Assets Trust, Inc.	21,274	819,474
American Capital Mortgage Investment Corp.	29,291	447,274
American Residential Properties, Inc.	18,429	312,372
Anworth Mtg. Asset Corp.	59,996	301,780
Apollo Commercial Real Estate Finance, Inc.	33,447	547,527
Apollo Residential Mortgage, Inc.	18,373	256,487
Ares Commercial Real Estate Corp.	15,521	194,323
Armada Hoffler Properties, Inc.	14,597	145,678
ARMOUR Residential REIT, Inc.	25,214	538,823
Ashford Hospitality Prime, Inc.	15,720	217,408
Ashford Hospitality Trust, Inc.	47,749	369,577
Bluerock Residential Growth REIT, Inc.#	10,789	121,160
Campus Crest Communities, Inc.	37,013	191,357
Capstead Mtg. Corp.	54,846	571,495
CareTrust REIT, Inc.	18,069	202,553
CatchMark Timber Trust, Inc., Class A	22,640	227,985
Cedar Realty Trust, Inc.	48,670	304,674
Chambers Street Properties	135,586	917,917
Chatham Lodging Trust	21,923	503,133
Chesapeake Lodging Trust	34,146	987,161
Colony Capital, Inc.	63,941	1,388,159
CorEnergy Infrastructure Trust, Inc.#	26,689	136,915
CoreSite Realty Corp.	13,927	678,106
Cousins Properties, Inc.	123,990	1,136,988
CubeSmart	95,221	2,408,139
CyrusOne, Inc.	30,509	965,915
CYS Investments, Inc.	90,522	706,977
DCT Industrial Trust, Inc.	50,861	1,633,147
DiamondRock Hospitality Co.	114,893	1,351,142
DuPont Fabros Technology, Inc.	36,144	966,129
Dynex Capital, Inc.#	31,371	210,186
Easterly Government Properties, Inc.	7,831	122,790
EastGroup Properties, Inc.	18,492	998,568
Education Realty Trust, Inc.	27,679	809,611
EPR Properties	32,735	1,665,884
Equity One, Inc.	42,029	988,102
FelCor Lodging Trust, Inc.	82,016	661,869
First Industrial Realty Trust, Inc.	63,384	1,229,016
First Potomac Realty Trust	33,617	353,315
Franklin Street Properties Corp.	51,481	535,917
GEO Group, Inc.	42,735	1,283,332
Getty Realty Corp.	14,627	230,522
Gladstone Commercial Corp.	11,867	170,885
Government Properties Income Trust#	40,279	638,019
Gramercy Property Trust, Inc.	32,789	724,965
Great Ajax Corp.#	2,484	31,820
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,619	353,947
Hatteras Financial Corp.	55,406	899,239
Healthcare Realty Trust, Inc.	57,467	1,315,994
Hersha Hospitality Trust	28,094	686,617
Highwoods Properties, Inc.	53,838	2,042,614
Hudson Pacific Properties, Inc.	42,614	1,209,811
Independence Realty Trust, Inc.	14,017	103,866
InfraREIT, Inc.	12,539	353,349
Inland Real Estate Corp.	50,192	422,115
Invesco Mtg. Capital, Inc.	70,486	958,610
Investors Real Estate Trust	70,180	469,504
iStar, Inc.†	48,954	610,456
Kite Realty Group Trust	47,844	1,124,812
Ladder Capital Corp., Class A	22,764	354,663
LaSalle Hotel Properties	64,663	2,034,298
Lexington Realty Trust	117,610	949,113
LTC Properties, Inc.	20,345	829,873
Mack-Cali Realty Corp.	51,020	955,605
Medical Properties Trust, Inc.	119,590	1,395,615
Monmouth Real Estate Investment Corp.	33,913	322,852
Monogram Residential Trust, Inc.	95,319	882,654
National Health Investors, Inc.	21,504	1,184,870
National Storage Affiliates Trust	13,110	169,643

New Residential Investment Corp.	113,876	1,612,484
New Senior Investment Group, Inc.	38,018	433,025
New York Mortgage Trust, Inc.#	62,604	409,430
New York REIT, Inc.	92,999	890,930
NexPoint Residential Trust, Inc.	10,849	133,985
One Liberty Properties, Inc.	7,171	156,543
Orchid Island Capital, Inc.#	10,501	95,454
Parkway Properties, Inc.	48,448	767,416
Pebblebrook Hotel Trust	41,132	1,565,484
Pennsylvania Real Estate Investment Trust	39,565	784,970
PennyMac Mortgage Investment Trust	42,695	643,414
Physicians Realty Trust	40,250	583,625
Potlatch Corp.	23,285	768,871
Preferred Apartment Communities, Inc., Class A	12,723	129,902
PS Business Parks, Inc.	11,159	814,161
QTS Realty Trust, Inc., Class A	13,739	552,170
RAIT Financial Trust	47,450	246,265
Ramco-Gershenson Properties Trust	45,307	702,258
Redwood Trust, Inc.	48,232	703,705
Resource Capital Corp.	76,803	248,842
Retail Opportunity Investments Corp.	53,790	856,875
Rexford Industrial Realty, Inc.	31,685	409,370
RLJ Lodging Trust	75,665	2,083,814
Rouse Properties, Inc.#	20,948	325,532
Ryman Hospitality Properties, Inc.	24,890	1,275,115
Sabra Health Care REIT, Inc.	33,907	812,751
Saul Centers, Inc.	5,582	275,416
Select Income REIT	35,867	665,333
Silver Bay Realty Trust Corp.	20,813	325,932
Sovran Self Storage, Inc.	20,357	1,826,634
STAG Industrial, Inc.	37,280	635,997
Starwood Waypoint Residential Trust	21,851	526,391
STORE Capital Corp.	18,970	382,435
Strategic Hotels & Resorts, Inc.†	157,598	2,125,997
Summit Hotel Properties, Inc.	49,955	605,954
Sun Communities, Inc.	26,676	1,739,542
Sunstone Hotel Investors, Inc.	119,458	1,652,104
Terreno Realty Corp.	24,621	500,791
Trade Street Residential, Inc.#	10,783	71,060
UMH Properties, Inc.	12,774	119,437
United Development Funding IV#	17,540	306,599
Universal Health Realty Income Trust	7,160	329,360
Urban Edge Properties	50,819	1,062,625
Urstadt Biddle Properties, Inc., Class A	15,940	285,804
Washington Real Estate Investment Trust#	39,007	959,572
Western Asset Mortgage Capital Corp.#	23,996	306,669
Whitestone REIT	13,299	151,875

		85,351,052

Real Estate Management/Services - 0.3%

HFF, Inc., Class A	21,657	786,799
Kennedy-Wilson Holdings, Inc.	53,123	1,272,827
Marcus & Millichap, Inc.†	7,778	330,254
RE/MAX Holdings, Inc., Class A	6,740	247,223

		2,637,103

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	27,965	946,056
BBX Capital Corp., Class A†	1,555	25,191
Consolidated-Tomoka Land Co.	2,497	137,160
Forestar Group, Inc.†	19,245	248,838
FRP Holdings, Inc.†	3,942	122,636
St. Joe Co.†#	38,479	671,458

		2,151,339

Recreational Centers - 0.1%

ClubCorp Holdings, Inc.	25,147	566,059
Steiner Leisure, Ltd.†	7,349	467,911

		1,033,970

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	7,415	195,978
Malibu Boats, Inc., Class A†	10,222	176,534

		372,512

Recycling - 0.0%

Fenix Parts, Inc.†	7,900	78,763

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	9,535	101,643
McGrath RentCorp	14,968	383,929
Neff Corp.†	5,997	39,520
Rent-A-Center, Inc.	30,355	816,246

		1,341,338

Research & Development - 0.3%

Albany Molecular Research, Inc.†#	14,284	284,823
Arrowhead Research Corp.†#	34,058	201,964
INC Research Holdings, Inc.†	7,423	304,417
PAREXEL International Corp.†	31,580	2,075,438

		2,866,642

Resorts/Theme Parks - 0.4%

Marriott Vacations Worldwide Corp.	14,797	1,050,735
SeaWorld Entertainment, Inc.#	39,138	696,656
Vail Resorts, Inc.	20,806	2,245,176

		3,992,567

Respiratory Products - 0.0%

Inogen, Inc.†	9,005	443,856

Retail-Apparel/Shoe - 1.6%

Abercrombie & Fitch Co., Class A#	39,813	790,686
American Eagle Outfitters, Inc.#	111,865	1,903,942
Ascena Retail Group, Inc.†	98,247	1,185,842
bebe stores, Inc.#	16,299	22,330
Boot Barn Holdings, Inc.†	6,842	149,429
Buckle, Inc.#	16,208	683,978
Burlington Stores, Inc.†	43,165	2,291,630
Caleres, Inc.	25,072	834,898
Cato Corp., Class A	15,061	529,093
Chico’s FAS, Inc.	82,061	1,223,529
Children’s Place, Inc.	11,802	707,176
Christopher & Banks Corp.†	21,297	37,270
Destination XL Group, Inc.†	20,561	124,394
Express, Inc.†	48,372	986,789
Finish Line, Inc., Class A	26,360	695,113

Francesca’s Holdings Corp.†	24,224	272,278
Genesco, Inc.†	13,764	824,326
Guess?, Inc.#	35,441	783,600
Men’s Wearhouse, Inc.	27,660	1,561,407
Shoe Carnival, Inc.	8,573	222,041
Stein Mart, Inc.	16,795	180,378
Tilly’s, Inc., Class A†	6,446	51,632
Vera Bradley, Inc.†#	12,177	131,755
Winmark Corp.	1,271	125,702

		16,319,218

Retail-Appliances - 0.0%

Conn’s, Inc.†#	15,659	467,421

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	30,786	372,511

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†	4,882	174,776
Asbury Automotive Group, Inc.†	15,598	1,256,731
Group 1 Automotive, Inc.	13,359	1,167,577
Lithia Motors, Inc., Class A	13,035	1,389,531
Rush Enterprises, Inc., Class A†	20,264	517,137
Sonic Automotive, Inc., Class A	18,840	405,248

		4,911,000

Retail-Bedding - 0.1%

Mattress Firm Holding Corp.†#	11,734	705,096

Retail-Bookstores - 0.1%

Barnes & Noble Education, Inc.†	18,358	236,818
Barnes & Noble, Inc.	29,048	453,439

		690,257

Retail-Building Products - 0.0%

Lumber Liquidators Holdings, Inc.†#	15,502	234,235
Tile Shop Holdings, Inc.†#	15,520	184,688

		418,923

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,119	128,927
Systemax, Inc.†	6,471	59,016

		187,943

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	22,239	2,354,221

Retail-Discount - 0.3%

Big Lots, Inc.#	30,872	1,481,547
Citi Trends, Inc.	8,906	235,208
Fred’s, Inc., Class A	21,269	279,049
HSN, Inc.	18,609	1,131,613
Tuesday Morning Corp.†	25,220	199,995

		3,327,412

Retail-Hair Salons - 0.0%

Regis Corp.†	23,423	253,905

Retail-Home Furnishings - 0.3%

Haverty Furniture Cos., Inc.	11,665	269,578
Kirkland’s, Inc.	9,911	221,214
Pier 1 Imports, Inc.	51,601	525,298
Restoration Hardware Holdings, Inc.†#	19,113	1,767,570

		2,783,660

Retail-Jewelry - 0.0%

Movado Group, Inc.	9,182	259,942

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	14,594	237,882
Party City Holdco, Inc.†	14,400	243,936
West Marine, Inc.†	10,293	90,270

		572,088

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	9,020	152,528
Five Below, Inc.†#	31,184	1,205,885
PriceSmart, Inc.#	11,141	947,097

		2,305,510

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	15,729	434,120
Ezcorp, Inc., Class A†	29,631	187,268
First Cash Financial Services, Inc.†	16,140	666,098

		1,287,486

Retail-Pet Food & Supplies - 0.0%

Freshpet, Inc.†#	11,895	154,516
PetMed Express, Inc.#	11,597	192,278

		346,794

Retail-Regional Department Stores - 0.0%

Stage Stores, Inc.	18,273	196,252

Retail-Restaurants - 2.0%

Biglari Holdings, Inc.†	949	354,224
BJ’s Restaurants, Inc.†	12,298	528,691
Bloomin’ Brands, Inc.	70,964	1,468,955
Bob Evans Farms, Inc.	13,535	611,647
Bojangles’, Inc.†#	4,745	98,791
Bravo Brio Restaurant Group, Inc.†	8,700	110,925
Buffalo Wild Wings, Inc.†	10,873	2,062,391
Carrols Restaurant Group, Inc.†	20,321	257,061
Cheesecake Factory, Inc.	27,913	1,514,838
Chuy’s Holdings, Inc.†	9,426	288,813
Cracker Barrel Old Country Store, Inc.#	10,980	1,583,096
Dave & Buster’s Entertainment, Inc.†	13,043	449,201
Del Frisco’s Restaurant Group, Inc.†	13,511	200,503
Denny’s Corp.†	48,293	542,330
DineEquity, Inc.	9,708	927,114
El Pollo Loco Holdings, Inc.†#	7,701	100,190
Fiesta Restaurant Group, Inc.†	15,354	792,880
Habit Restaurants, Inc.†#	6,580	163,974
Jack in the Box, Inc.	21,398	1,672,896

Jamba, Inc.†#	7,935	109,662
Kona Grill, Inc.†	4,836	88,837
Krispy Kreme Doughnuts, Inc.†	37,127	636,357
Noodles & Co.†#	7,238	86,277
Papa John’s International, Inc.	16,572	1,114,467
Papa Murphy’s Holdings, Inc.†	5,210	77,004
Popeyes Louisiana Kitchen, Inc.†	13,252	737,076
Potbelly Corp.†#	12,492	131,915
Red Robin Gourmet Burgers, Inc.†	8,085	637,017
Ruby Tuesday, Inc.†	35,534	233,814
Ruth’s Hospitality Group, Inc.	19,984	321,343
Shake Shack, Inc.†#	3,291	164,352
Sonic Corp.	29,766	803,682
Texas Roadhouse, Inc.	40,069	1,442,083
Zoe’s Kitchen, Inc.†#	11,056	381,874

		20,694,280

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	10,466	120,359
Hibbett Sports, Inc.†	14,252	562,954
Sportsman’s Warehouse Holdings, Inc.†	10,289	132,934
Zumiez, Inc.†	12,592	293,519

		1,109,766

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,134	159,426

Retail-Video Rentals - 0.1%

Outerwall, Inc.#	10,562	650,619

Retail-Vitamins & Nutrition Supplements - 0.1%

Flex Pharma, Inc.†#	3,113	37,449
Vitamin Shoppe, Inc.†	17,026	609,531

		646,980

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	16,876	351,696
Five Star Quality Care, Inc.†	24,732	83,594

		435,290

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	32,953	1,271,986

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	13,960	199,070
Proto Labs, Inc.†	13,332	970,969
Trinseo SA†#	6,559	191,129

		1,361,168

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	41,506	957,128
Globalstar, Inc.†#	272,543	479,676
Intelsat SA†	16,082	155,513
Iridium Communications, Inc.†#	47,022	350,314
Loral Space & Communications, Inc.†	7,502	406,683

		2,349,314

Savings & Loans/Thrifts - 1.7%

Anchor BanCorp Wisconsin, Inc.†	4,388	179,513
Astoria Financial Corp.	51,505	832,836
Banc of California, Inc.	20,725	256,783
Bank Mutual Corp.	26,693	192,990
BankFinancial Corp.	10,518	129,371
Bear State Financial, Inc.†	7,629	65,991
Beneficial Bancorp, Inc.†	47,345	588,972
Berkshire Hills Bancorp, Inc.	16,897	472,778
BofI Holding, Inc.†#	8,787	1,017,886
Brookline Bancorp, Inc.	40,099	423,044
BSB Bancorp, Inc.†	4,634	96,943
Capitol Federal Financial, Inc.	80,520	970,266
Charter Financial Corp.	9,493	119,137
Clifton Bancorp, Inc.	15,543	214,338
Dime Community Bancshares, Inc.	17,819	303,458
EverBank Financial Corp.	55,392	1,095,654
First Defiance Financial Corp.	5,302	199,832
Flagstar Bancorp, Inc.†	11,775	239,386
Flushing Financial Corp.	16,835	335,858
Fox Chase Bancorp, Inc.	6,683	115,349
Hingham Institution for Savings	753	88,086
HomeStreet, Inc.†	12,627	281,077
HomeTrust Bancshares, Inc.†	11,583	210,695
Investors Bancorp, Inc.	199,637	2,351,724
Meridian Bancorp, Inc.†	31,453	400,711
Meta Financial Group, Inc.	3,974	172,551
Northfield Bancorp, Inc.	26,849	401,929
Northwest Bancshares, Inc.	54,073	694,297
OceanFirst Financial Corp.	7,612	140,213
Oritani Financial Corp.	25,188	379,835
Pacific Premier Bancorp, Inc.†	12,314	231,011
Provident Financial Services, Inc.	37,565	711,481
Sterling Bancorp	68,623	962,781
Territorial Bancorp, Inc.	4,878	126,633
United Community Financial Corp.	28,129	140,364
United Financial Bancorp, Inc.	28,312	355,316
Washington Federal, Inc.	54,285	1,231,727
Waterstone Financial, Inc.	17,281	222,579
WSFS Financial Corp.	16,180	445,435

		17,398,830

Schools - 0.5%

American Public Education, Inc.†	9,815	215,243
Apollo Education Group, Inc.†	54,004	599,984
Bridgepoint Education, Inc.†	9,662	78,069
Bright Horizons Family Solutions, Inc.†	21,398	1,307,846
Cambium Learning Group, Inc.†	7,438	38,752
Capella Education Co.	6,991	340,811
Career Education Corp.†	38,859	144,167
DeVry Education Group, Inc.	36,475	954,186
Grand Canyon Education, Inc.†	26,947	995,961
K12, Inc.†	19,332	255,569
Strayer Education, Inc.†	6,282	328,172
Universal Technical Institute, Inc.	12,101	53,971

		5,312,731

Security Services - 0.1%

Ascent Capital Group, Inc., Class A†	7,618	213,914
Brink’s Co.	27,838	797,837
LifeLock, Inc.†#	54,020	456,469

		1,468,220

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†#	7,526	133,285
ION Geophysical Corp.†	80,767	41,999

		175,284

Semiconductor Components-Integrated Circuits - 0.4%

Cirrus Logic, Inc.†	36,298	1,094,748
Exar Corp.†	22,515	132,839
Integrated Device Technology, Inc.†	84,923	1,612,688
M/A-COM Technology Solutions Holdings, Inc.†#	13,428	396,260
MaxLinear, Inc., Class A†	29,600	294,520
Pericom Semiconductor Corp.	12,812	156,050
Power Integrations, Inc.	16,846	661,205
Sigma Designs, Inc.†	20,262	199,581

		4,547,891

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	64,987	211,858
Brooks Automation, Inc.	38,628	400,959
Cabot Microelectronics Corp.†	14,150	613,827
Cascade Microtech, Inc.†	7,781	119,983
Cohu, Inc.	14,831	143,861
Entegris, Inc.†	80,275	1,102,176
FormFactor, Inc.†	32,962	219,197
Mattson Technology, Inc.†	42,856	120,425
MKS Instruments, Inc.	30,552	1,029,602
Nanometrics, Inc.†	13,729	190,696
Photronics, Inc.†	38,035	346,499
Rudolph Technologies, Inc.†	18,281	233,265
Tessera Technologies, Inc.	30,118	986,063
Ultra Clean Holdings, Inc.†	18,097	122,879
Ultratech, Inc.†	15,800	271,760
Veeco Instruments, Inc.†	23,117	533,309
Xcerra Corp.†	31,227	195,481

		6,841,840

Silver Mining - 0.0%

Hecla Mining Co.#	211,998	436,716

Soap & Cleaning Preparation - 0.0%

Wausau Paper Corp.	23,469	182,824

Software Tools - 0.0%

Digital Turbine, Inc.†#	27,875	72,754

Specified Purpose Acquisitions - 0.0%

National Bank Holdings Corp., Class A	21,211	427,826

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc.	19,260	547,177
Furmanite Corp.†	21,624	135,582
Mueller Water Products, Inc., Class A	92,091	824,214
Northwest Pipe Co.†	5,469	90,348
Omega Flex, Inc.	1,654	50,712
TimkenSteel Corp.	22,853	408,383

		2,056,416

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	101,782	314,507
Carpenter Technology Corp.	28,853	1,125,267
Commercial Metals Co.	66,246	1,040,062
Ryerson Holding Corp.†#	6,268	47,762
Schnitzer Steel Industries, Inc., Class A	15,158	262,385
Worthington Industries, Inc.	27,485	703,341

		3,493,324

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	26,236	892,287
Wesco Aircraft Holdings, Inc.†	35,329	496,019

		1,388,306

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	17,206	424,128

Telecom Equipment-Fiber Optics - 0.3%

Alliance Fiber Optic Products, Inc.	8,315	156,821
Ciena Corp.†	70,649	1,579,711
Clearfield, Inc.†#	6,456	109,687
Finisar Corp.†	59,483	917,823
Harmonic, Inc.†	50,679	292,418
KVH Industries, Inc.†	9,200	101,936
Oclaro, Inc.†#	55,972	152,244

		3,310,640

Telecom Services - 0.6%

Consolidated Communications Holdings, Inc.	28,913	564,093
EarthLink Holdings Corp.	59,011	495,102
FairPoint Communications, Inc.†	11,937	195,289
GTT Communications, Inc.†	13,996	307,772
Hawaiian Telcom Holdco, Inc.†	6,158	135,538
HC2 Holdings, Inc.†#	11,277	85,029
Inteliquent, Inc.	19,203	351,799
Lumos Networks Corp.	13,025	152,914
NeuStar, Inc., Class A†#	31,692	885,791
ORBCOMM, Inc.†	34,215	208,369
Pacific DataVision, Inc.†#	7,434	237,665
Premiere Global Services, Inc.†	26,600	286,748
RigNet, Inc.†#	6,910	199,215
Spok Holdings, Inc.	12,447	205,500
Straight Path Communications, Inc., Class B†#	5,353	121,781
Vonage Holdings Corp.†	106,275	589,826
West Corp.	29,875	727,157

		5,749,588

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	30,521	488,947
Comtech Telecommunications Corp.	9,305	248,257
Plantronics, Inc.	22,419	1,191,794
Preformed Line Products Co.	1,527	46,268
ShoreTel, Inc.†	36,953	274,930
Sonus Networks, Inc.†	28,303	199,253

		2,449,449

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.	5,872	419,554
Cincinnati Bell, Inc.†	120,039	411,734
General Communication, Inc., Class A†	20,009	337,152
IDT Corp., Class B	9,577	149,593
Shenandoah Telecommunications Co.	13,841	535,508
Windstream Holdings, Inc.#	57,715	414,971

		2,268,512

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	42,187	92,811
Gray Television, Inc.†	36,136	418,816
Sinclair Broadcast Group, Inc., Class A#	37,930	1,015,766

		1,527,393

Textile-Apparel - 0.1%

Cherokee, Inc.	4,901	125,662
Perry Ellis International, Inc.†	7,000	173,320
Unifi, Inc.†	8,515	247,190

		546,172

Textile-Products - 0.0%

Culp, Inc.	5,911	181,763

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	12,140	351,817
Carmike Cinemas, Inc.†	14,017	334,306
National CineMedia, Inc.	35,185	462,683
Reading International, Inc., Class A†	9,469	121,487

		1,270,293

Therapeutics - 1.0%

Akebia Therapeutics, Inc.†#	13,956	97,134
Anika Therapeutics, Inc.†	8,373	296,488
aTyr Pharma, Inc.†#	3,458	50,072
Calithera Biosciences, Inc.†#	6,340	36,962
Cara Therapeutics, Inc.†	9,557	181,201
Concert Pharmaceuticals, Inc.†	8,804	137,166
CorMedix, Inc.†#	17,776	48,706
Dyax Corp.†	83,388	1,919,592
Esperion Therapeutics, Inc.†#	7,511	360,152
Flexion Therapeutics, Inc.†	7,963	191,988
La Jolla Pharmaceutical Co.†#	6,614	235,326
MannKind Corp.†#	141,242	535,307
Mirati Therapeutics, Inc.†	5,701	147,200
Neurocrine Biosciences, Inc.†	48,896	2,267,797
Nevro Corp.†#	8,680	390,860
Northwest Biotherapeutics, Inc.†#	26,795	206,322
Osiris Therapeutics, Inc.†#	10,917	196,506
Portola Pharmaceuticals, Inc.†	26,449	1,247,335
Proteon Therapeutics, Inc.†#	4,413	62,532
Sarepta Therapeutics, Inc.†#	23,736	847,375
Threshold Pharmaceuticals, Inc.†#	36,566	153,577
Vital Therapies, Inc.†#	9,605	35,923
Xencor, Inc.†	16,281	273,032
Zafgen, Inc.†#	9,437	344,639

		10,263,192

Tobacco - 0.2%

Universal Corp.	12,933	636,433
Vector Group, Ltd.#	46,769	1,114,505

		1,750,938

Toys - 0.0%

JAKKS Pacific, Inc.†#	10,849	103,391

Transactional Software - 0.3%

ACI Worldwide, Inc.†	66,831	1,425,505
Bottomline Technologies de, Inc.†	23,427	626,438
InnerWorkings, Inc.†	21,251	154,283
Synchronoss Technologies, Inc.†	22,190	896,254

		3,102,480

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	30,209	274,600
Atlas Air Worldwide Holdings, Inc.†	14,313	591,270

		865,870

Transport-Equipment & Leasing - 0.1%

Greenbrier Cos., Inc.#	15,108	630,003
TAL International Group, Inc.	19,036	348,930
Textainer Group Holdings, Ltd.#	12,668	222,577

		1,201,510

Transport-Marine - 0.5%

Ardmore Shipping Corp.	10,264	115,162
CAI International, Inc.†	9,871	129,902
DHT Holdings, Inc.	53,151	380,030
Dorian LPG, Ltd.†	14,331	188,883
Eagle Bulk Shipping, Inc.†#	12,721	90,828
Frontline, Ltd.†#	61,862	164,553
GasLog, Ltd.#	23,824	330,915
Golden Ocean Group, Ltd.#	38,256	116,681
Hornbeck Offshore Services, Inc.†#	18,311	361,642
Navios Maritime Acquisition Corp.	46,952	161,984
Navios Maritime Holdings, Inc.#	46,583	130,898
Nordic American Offshore, Ltd.#	10,838	74,782
Nordic American Tankers, Ltd.#	51,050	695,812
Safe Bulkers, Inc.	21,693	72,238
Scorpio Bulkers, Inc.†	103,307	169,423
Scorpio Tankers, Inc.	102,367	968,392
Ship Finance International, Ltd.#	33,940	570,192
Teekay Tankers, Ltd., Class A	48,444	284,851
Tidewater, Inc.#	26,921	482,694
Ultrapetrol Bahamas, Ltd.†	12,239	6,205

		5,496,067

Transport-Services - 0.4%

Echo Global Logistics, Inc.†	16,958	394,443
Era Group, Inc.†	11,782	199,116
Hub Group, Inc., Class A†	20,654	778,449
Matson, Inc.	24,874	937,252
Radiant Logistics, Inc.†	15,482	93,202
Universal Truckload Services, Inc.	4,780	93,832
UTi Worldwide, Inc.†	52,834	376,178

XPO Logistics, Inc.†#	40,942	1,437,064

		4,309,536

Transport-Truck - 0.7%

ArcBest Corp.	14,887	429,937
Celadon Group, Inc.	15,651	298,778
Con-way, Inc.	32,989	1,161,213
Covenant Transportation Group, Inc., Class A†	6,716	158,430
Forward Air Corp.	17,729	798,160
Heartland Express, Inc.	28,834	583,600
Knight Transportation, Inc.	35,805	973,896
Marten Transport, Ltd.	13,696	253,513
P.A.M. Transportation Services, Inc.†	1,747	67,487
Roadrunner Transportation Systems, Inc.†	16,102	349,091
Saia, Inc.†	14,362	539,293
Swift Transportation Co.†	50,412	982,530
USA Truck, Inc.†	5,615	110,896
Werner Enterprises, Inc.	25,395	672,713
YRC Worldwide, Inc.†	18,749	313,296

		7,692,833

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	42,814	1,086,191

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,259	109,991
Neogen Corp.†	21,204	1,094,975
Phibro Animal Health Corp., Class A	9,996	352,859

		1,557,825

Virtual Reality Products - 0.0%

RealD, Inc.†	23,095	217,324

Vitamins & Nutrition Products - 0.1%

Natural Grocers by Vitamin Cottage, Inc.†	5,143	124,872
Natural Health Trends Corp.#	4,511	120,624
Nature’s Sunshine Products, Inc.	6,057	74,138
Nutraceutical International Corp.†	4,801	116,376
Omega Protein Corp.†	12,432	212,215
Synutra International, Inc.†#	12,191	60,955
USANA Health Sciences, Inc.†	3,231	473,309

		1,182,489

Water - 0.3%

American States Water Co.	21,626	816,381
Artesian Resources Corp., Class A	4,486	98,647
California Water Service Group	27,408	565,427
Connecticut Water Service, Inc.	6,384	221,844
Consolidated Water Co., Ltd.#	8,434	89,653
Middlesex Water Co.	9,240	210,302
PICO Holdings, Inc.†	13,169	170,539
SJW Corp.	9,067	260,586
York Water Co.	7,360	156,253

		2,589,632

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	33,554	513,041
NIC, Inc.	37,519	706,858
Q2 Holdings, Inc.†	11,149	291,658
Web.com Group, Inc.†	25,084	540,058
Wix.com, Ltd.†	10,715	211,621

		2,263,236

Web Portals/ISP - 0.0%

Blucora, Inc.†	23,419	326,929

Wire & Cable Products - 0.2%

Belden, Inc.	24,414	1,230,222
Encore Wire Corp.	11,872	385,484
General Cable Corp.	27,985	407,182
Insteel Industries, Inc.	10,553	182,672

		2,205,560

Wireless Equipment - 0.4%

Aerohive Networks, Inc.†#	13,362	83,112
CalAmp Corp.†	20,736	344,632
Gogo, Inc.†#	32,159	511,006
InterDigital, Inc.	20,646	1,021,358
Novatel Wireless, Inc.†	21,569	59,962
Telenav, Inc.†	16,175	114,357
Ubiquiti Networks, Inc.#	17,530	616,355
ViaSat, Inc.†#	24,452	1,437,044

		4,187,826

Wound, Burn & Skin Care - 0.0%

IGI Laboratories, Inc.†#	23,664	185,289

Total Common Stocks
(cost $799,311,358)		988,990,087

WARRANTS - 0.0%
Oil Companies - Exploration & Production - 0.0%
Magnum Hunter Resources Corp.†# Expires 04/15/2016 (strike price $8.50)	11,522	0

Real Estate Management/Services - 0.0%

Tejon Ranch Co.† Expires 08/31/2016 (strike price $40.00)	1,332	266

Total Warrant
(cost $9,583)		266

Total Long-Term Investment Securities
(cost $799,320,941)		988,990,353

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 10.3%

State Street Navigator Securities Lending Prime Portfolio 0.21%(5)(7)	107,358,809	107,358,809

U.S. Government Treasuries - 2.2%

United States Treasury Bills
0.02% due 09/10/2015(3)	$3,500,000	3,499,997
0.03% due 09/03/2015	10,000,000	10,000,000
0.04% due 09/17/2015	10,000,000	10,000,010

		23,500,007

Total Short-Term Investment Securities
(cost $130,858,626)		130,858,816

REPURCHASE AGREEMENTS - 2.6%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $26,745,000)(4)	26,745,000	26,745,000

TOTAL INVESTMENTS
(cost $956,924,567)(6)	110.1%	1,146,594,169
Liabilities in excess of other assets	(10.1)	(105,406,446)

NET ASSETS	100.0%	$1,041,187,723

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2015, the aggregate value of these securities was $10,033 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	At August 31, 2015, the Fund had loaned securities with a total value of $108,081,659. This was secured by collateral of $107,358,809, which was received in cash and subsequently invested in short-term investments currently valued at $107,358,809 as reported in the portfolio of investments. Additional collateral of $4,672,063 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal National Mtg. Assoc.	0.75% to 4.00%	04/20/2017 to 02/25/2044	$886,299
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	400,834
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	107,611
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	73,304
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2015 to 05/15/2045	3,204,015

(6)	See Note 5 for cost of investments on a tax basis.
(7)	The rate shown is the 7-day yield as of August 31, 2015.
CVR	- Contingent Value Right

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)
429	Long	Russelll 2000 Mini Index	September 2015	$53,570,222	$49,656,750	$(3,913,472)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Celluar Telecom	$91,159	$—	$0	$91,159
Medical-Biomedical/Gene	40,816,547	—	10,033	40,826,580
Medical-Drugs	27,640,102	—	0	27,640,102
Oil Companies - Exploration & Production	11,452,946	—	0	11,452,946
Other Industries	908,979,300	—	—	908,979,300
Warrants:
Oil Companies - Exploration & Production	—	0	—	0
Real Estate Management/Services	266	—	—	266
Short-Term Investment Securities:
Registered Investment Companies	107,358,809	—	—	107,358,809
U.S. Government Treasuries	—	23,500,007	—	23,500,007
Repurchase Agreements	—	26,745,000	—	26,745,000

Total Investments at Value	$1,096,339,129	$50,245,007	$10,033	$1,146,594,169

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$(3,913,472)	$—	$—	$(3,913,472)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Aerospace/Defense-Equipment - 1.0%

AAR Corp.	30,546	$743,184
Orbital ATK, Inc.	8,625	652,999
Triumph Group, Inc.	15,000	740,850

		2,137,033

Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	52,991	863,223

Applications Software - 0.6%

Progress Software Corp.†	50,109	1,357,453

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.†	53,358	1,077,832

Auto/Truck Parts & Equipment-Replacement - 0.9%

Douglas Dynamics, Inc.	90,116	2,002,377

Banks-Commercial - 9.8%

Associated Banc-Corp.	154,610	2,838,640
BBCN Bancorp, Inc.	52,671	766,363
Chemical Financial Corp.	8,274	264,271
First Citizens BancShares, Inc., Class A	14,758	3,500,302
First Midwest Bancorp, Inc.	29,870	526,907
FirstMerit Corp.	57,225	1,027,761
Fulton Financial Corp.	84,910	1,032,506
Hancock Holding Co.	73,089	2,052,339
International Bancshares Corp.	22,736	583,178
Old National Bancorp	68,200	941,160
Prosperity Bancshares, Inc.	13,837	714,958
TCF Financial Corp.	174,830	2,713,362
UMB Financial Corp.	46,774	2,344,781
Umpqua Holdings Corp.	25,170	420,591
WesBanco, Inc.	11,636	358,272
Wintrust Financial Corp.	24,234	1,235,934

		21,321,325

Batteries/Battery Systems - 0.9%

EnerSys	35,327	1,888,935

Beverages-Non-alcoholic - 0.6%

Cott Corp.	119,066	1,257,337

Building & Construction Products-Misc. - 1.1%

Quanex Building Products Corp.	1,162	20,858
Simpson Manufacturing Co., Inc.	71,050	2,480,355

		2,501,213

Building & Construction-Misc. - 0.2%

Aegion Corp.†	21,518	395,931

Building Products-Cement - 1.2%

Eagle Materials, Inc.	30,926	2,530,675

Building Products-Wood - 0.3%

Universal Forest Products, Inc.	9,270	556,756

Building-Heavy Construction - 0.3%

Tutor Perini Corp.†	42,048	744,250

Building-Maintenance & Services - 0.4%

ABM Industries, Inc.	25,215	807,132

Building-Residential/Commercial - 0.2%

KB Home#	34,790	509,673

Chemicals-Diversified - 1.1%

Innospec, Inc.	40,241	1,975,833
Olin Corp.#	22,575	450,597

		2,426,430

Chemicals-Plastics - 0.6%

A. Schulman, Inc.	36,651	1,258,229

Chemicals-Specialty - 2.6%

Cabot Corp.	23,459	794,556
H.B. Fuller Co.	32,453	1,176,097
Quaker Chemical Corp.	18,094	1,435,940
Sensient Technologies Corp.	24,806	1,616,111
Stepan Co.	12,300	553,869

		5,576,573

Commercial Services - 0.4%

HMS Holdings Corp.†	85,249	890,852

Commercial Services-Finance - 0.4%

Liberty Tax, Inc.	39,428	928,924

Computer Services - 2.5%

DST Systems, Inc.	17,317	1,773,607
Science Applications International Corp.	9,655	470,874
Sykes Enterprises, Inc.†	87,855	2,209,553
Teradata Corp.†	37,119	1,084,989

		5,539,023

Computers-Memory Devices - 0.7%

Brocade Communications Systems, Inc.	27,333	291,096
Imation Corp.†	419,142	1,295,149

		1,586,245

Computers-Periphery Equipment - 0.3%

Lexmark International, Inc., Class A	20,680	619,986

Consulting Services - 0.1%

Navigant Consulting, Inc.†	17,430	275,220

Consumer Products-Misc. - 3.1%

Blyth, Inc.†	77,515	462,764
Central Garden & Pet Co.†	79,492	974,572
Helen of Troy, Ltd.†	24,147	2,055,876
Spectrum Brands Holdings, Inc.	13,707	1,347,124
WD-40 Co.	22,782	1,907,765

		6,748,101

Containers-Metal/Glass - 0.6%

Owens-Illinois, Inc.†	12,000	250,200
Silgan Holdings, Inc.	18,637	975,833

		1,226,033

Data Processing/Management - 0.5%

Acxiom Corp.†	26,973	565,354
CSG Systems International, Inc.	16,290	503,524

		1,068,878

Dental Supplies & Equipment - 0.6%

Patterson Cos., Inc.	30,576	1,401,298

Diagnostic Kits - 0.4%

Meridian Bioscience, Inc.	41,352	791,064

Distribution/Wholesale - 0.5%

Ingram Micro, Inc., Class A	37,444	1,013,235

Diversified Manufacturing Operations - 0.9%

Barnes Group, Inc.	31,482	1,216,150
Crane Co.	16,278	855,246

		2,071,396

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	75,298	2,058,647

E-Marketing/Info - 0.3%

New Media Investment Group, Inc.#	51,141	763,024

Electric-Integrated - 2.2%

ALLETE, Inc.	17,899	855,214
Hawaiian Electric Industries, Inc.	47,246	1,335,644
IDACORP, Inc.	21,907	1,300,619
Portland General Electric Co.	36,506	1,260,917

		4,752,394

Electronic Components-Misc. - 3.3%

AVX Corp.	100,642	1,314,384
Celestica, Inc.†	30,405	371,245
GSI Group, Inc.†	170,306	2,212,275
Sanmina Corp.†	31,392	603,982
Vishay Intertechnology, Inc.#	281,877	2,784,945

		7,286,831

Electronic Components-Semiconductors - 1.5%

ChipMOS TECHNOLOGIES Bermuda, Ltd.	10,139	188,484
Diodes, Inc.†	13,220	260,302
DSP Group, Inc.†	72,863	637,551
IXYS Corp.	17,555	206,973
Microsemi Corp.†	26,755	849,739
QLogic Corp.†	92,109	952,407
Rovi Corp.†	10,350	114,575

		3,210,031

Electronic Design Automation - 0.4%

Mentor Graphics Corp.	33,455	864,477

Electronic Measurement Instruments - 1.4%

ESCO Technologies, Inc.	42,849	1,547,278
Itron, Inc.†	15,180	455,400
Orbotech, Ltd.†	61,211	1,019,775

		3,022,453

Electronic Parts Distribution - 0.4%

Tech Data Corp.†	13,150	857,906

Engineering/R&D Services - 1.1%

EMCOR Group, Inc.	50,579	2,331,186

Engines-Internal Combustion - 0.4%

Briggs & Stratton Corp.	45,262	904,335

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A	8,243	310,349

Finance-Leasing Companies - 0.5%

Aircastle, Ltd.	51,158	1,063,063

Food-Canned - 1.1%

TreeHouse Foods, Inc.†	31,389	2,491,345

Food-Retail - 0.5%

Fresh Market, Inc.†#	19,707	424,292
SUPERVALU, Inc.†	89,672	738,897

		1,163,189

Food-Wholesale/Distribution - 0.1%

SpartanNash Co.	10,770	304,791

Funeral Services & Related Items - 0.8%

Matthews International Corp., Class A	36,347	1,845,701

Garden Products - 0.5%

Scotts Miracle-Gro Co., Class A	18,747	1,165,876

Gold Mining - 0.4%

Royal Gold, Inc.	17,361	835,411

Housewares - 0.5%

Tupperware Brands Corp.	23,201	1,188,587

Human Resources - 0.7%

Korn/Ferry International	47,721	1,625,854

Identification Systems - 0.8%

Brady Corp., Class A	77,133	1,693,841

Insurance Brokers - 1.2%

Brown & Brown, Inc.	79,411	2,545,917

Insurance-Life/Health - 0.7%

Fidelity & Guaranty Life	22,844	563,333
Symetra Financial Corp.	31,171	980,951

		1,544,284

Insurance-Property/Casualty - 2.0%

Hanover Insurance Group, Inc.	13,010	1,026,489
ProAssurance Corp.	47,573	2,294,446
Stewart Information Services Corp.	28,302	1,096,419

		4,417,354

Insurance-Reinsurance - 3.1%

Aspen Insurance Holdings, Ltd.	17,129	786,392
Endurance Specialty Holdings, Ltd.	41,475	2,644,031
RenaissanceRe Holdings, Ltd.	12,390	1,263,161
Validus Holdings, Ltd.	44,809	1,984,143

		6,677,727

Investment Companies - 0.8%

Apollo Investment Corp.#	121,149	788,680
New Mountain Finance Corp.#	53,158	786,738
Prospect Capital Corp.#	31,398	238,625

		1,814,043

Investment Management/Advisor Services - 1.7%

CIFC Corp.#	40,429	284,620
Federated Investors, Inc., Class B	16,304	505,424
Janus Capital Group, Inc.	55,994	833,191
Westwood Holdings Group, Inc.	36,529	2,027,725

		3,650,960

Lasers-System/Components - 0.5%

Coherent, Inc.†	18,359	1,070,330

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	6,914	420,095

Machinery-Electrical - 2.0%

Babcock & Wilcox Enterprises, Inc.†	11,858	218,780
Franklin Electric Co., Inc.	80,950	2,371,025
Regal-Beloit Corp.	26,573	1,771,622

		4,361,427

Machinery-General Industrial - 0.9%

Kadant, Inc.	46,036	2,048,142

Medical Imaging Systems - 0.9%

Analogic Corp.	23,707	1,910,310

Medical Instruments - 0.4%

CryoLife, Inc.	44,330	433,548
Integra LifeSciences Holdings Corp.†	6,935	415,961

		849,509

Medical Products - 1.1%

Haemonetics Corp.†	31,272	1,129,232
Halyard Health, Inc.†	12,777	401,709
Hill-Rom Holdings, Inc.	16,364	864,674
SeaSpine Holdings Corp.†	4,278	60,448

		2,456,063

Medical Sterilization Products - 0.4%

STERIS Corp.	13,155	842,578

Medical-Biomedical/Gene - 1.4%

Bio-Rad Laboratories, Inc., Class A†	8,107	1,129,548
Charles River Laboratories International, Inc.†	5,485	377,862
Myriad Genetics, Inc.†#	22,312	838,039
Theravance, Inc.#	58,908	819,410

		3,164,859

Medical-HMO - 0.7%

Triple-S Management Corp., Class B†	15,784	332,096
WellCare Health Plans, Inc.†	12,757	1,156,677

		1,488,773

Medical-Hospitals - 0.4%

Select Medical Holdings Corp.	73,420	947,118

Medical-Wholesale Drug Distribution - 0.8%

Owens & Minor, Inc.#	52,000	1,767,480

Metal Processors & Fabrication - 1.6%

CIRCOR International, Inc.	9,850	445,614
Global Brass & Copper Holdings, Inc.	23,922	469,828
LB Foster Co., Class A	4,270	76,561
Mueller Industries, Inc.	76,637	2,437,823

		3,429,826

Miscellaneous Manufacturing - 0.8%

Hillenbrand, Inc.	65,421	1,763,750

Multimedia - 0.4%

Meredith Corp.	17,695	835,558

Networking Products - 0.7%

NETGEAR, Inc.†	47,525	1,443,809

Office Supplies & Forms - 0.8%

ACCO Brands Corp.†	219,995	1,671,962

Oil & Gas Drilling - 1.0%

Atwood Oceanics, Inc.#	66,902	1,278,497
Patterson-UTI Energy, Inc.	51,850	844,118

		2,122,615

Oil Companies-Exploration & Production - 1.4%

Bellatrix Exploration, Ltd.†#	93,170	174,228
Denbury Resources, Inc.#	66,300	287,742
Energen Corp.	4,223	219,596
Gran Tierra Energy, Inc.†	107,740	268,272
Gulfport Energy Corp.†	23,118	828,318
PDC Energy, Inc.†	15,238	856,071
Ultra Petroleum Corp.†#	49,425	421,101

		3,055,328

Oil-Field Services - 0.9%

CARBO Ceramics, Inc.#	27,682	759,040
Steel Excel, Inc.†	58,636	1,143,402

		1,902,442

Paper & Related Products - 1.6%

Neenah Paper, Inc.	31,174	1,799,363
Schweitzer-Mauduit International, Inc.	45,177	1,596,104

		3,395,467

Precious Metals - 0.1%

Coeur Mining, Inc.†#	64,373	216,293

Printing-Commercial - 0.6%

Quad/Graphics, Inc.	38,409	554,626
RR Donnelley & Sons Co.#	54,630	857,691

		1,412,317

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	7,742	399,178

Publishing-Newspapers - 0.4%

A.H. Belo Corp., Class A	178,263	893,098

Real Estate Investment Trusts - 5.3%

Apollo Commercial Real Estate Finance, Inc.	39,770	651,035
Apollo Residential Mortgage, Inc.	32,400	452,304
Ashford Hospitality Prime, Inc.	20,750	286,972
Ashford Hospitality Trust, Inc.	63,985	495,244
Brandywine Realty Trust	71,350	864,762
CBL & Associates Properties, Inc.	41,449	616,761
Communications Sales & Leasing, Inc.	8,385	168,539
GEO Group, Inc.	23,261	698,528
Gramercy Property Trust, Inc.	47,697	1,054,581
Hatteras Financial Corp.	113,801	1,846,990
Hospitality Properties Trust	19,644	505,244
Mack-Cali Realty Corp.	51,891	971,918
Medical Properties Trust, Inc.	69,870	815,383
New Residential Investment Corp.	52,830	748,073
Pennsylvania Real Estate Investment Trust	43,267	858,417
RAIT Financial Trust	121,323	629,666

		11,664,417

Rental Auto/Equipment - 0.4%

Aaron’s, Inc.	10,715	403,420
Rent-A-Center, Inc.	14,044	377,643

		781,063

Retail-Apparel/Shoe - 0.8%

Ascena Retail Group, Inc.†	41,685	503,138
Christopher & Banks Corp.†	84,818	148,432
Guess?, Inc.#	52,021	1,150,184

		1,801,754

Retail-Convenience Store - 0.1%

TravelCenters of America LLC†	11,000	129,690

Retail-Discount - 0.2%

Big Lots, Inc.	9,400	451,106

Retail-Home Furnishings - 0.2%

Pier 1 Imports, Inc.#	38,388	390,790

Retail-Restaurants - 3.3%

Brinker International, Inc.#	14,195	754,180
Denny’s Corp.†	79,155	888,911
DineEquity, Inc.	18,759	1,791,485
Krispy Kreme Doughnuts, Inc.†	94,099	1,612,857
Ruby Tuesday, Inc.†	111,764	735,407
Wendy’s Co.	161,694	1,473,032

		7,255,872

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	15,828	182,022

Rubber-Tires - 0.4%

Cooper Tire & Rubber Co.	20,680	798,248

Savings & Loans/Thrifts - 1.9%

Clifton Bancorp, Inc.	44,600	615,034
First Niagara Financial Group, Inc.	258,656	2,392,568
Washington Federal, Inc.	48,150	1,092,523

		4,100,125

Schools - 0.1%

DeVry Education Group, Inc.	12,420	324,907

Security Services - 0.3%

Brink’s Co.	26,100	748,026

Semiconductor Components-Integrated Circuits - 0.1%

Exar Corp.†	50,056	295,330

Semiconductor Equipment - 0.3%

Kulicke & Soffa Industries, Inc.†	69,444	733,329

Silver Mining - 0.1%

Pan American Silver Corp.	32,494	225,183

Steel Pipe & Tube - 0.3%

TimkenSteel Corp.	36,843	658,384

Telecom Services - 0.1%

Aviat Networks, Inc.†	180,935	209,885

Telecommunication Equipment - 0.5%

ARRIS Group, Inc.†	11,921	314,953
Plantronics, Inc.	15,440	820,790

		1,135,743

Textile-Products - 0.4%

Dixie Group, Inc.†#	84,823	847,382

Transactional Software - 0.5%

ACI Worldwide, Inc.†	52,765	1,125,477

Transport-Truck - 0.4%

Con-way, Inc.	22,640	796,928

Total Long-Term Investment Securities
(cost $200,652,755)		212,286,196

SHORT-TERM INVESTMENT SECURITIES - 10.2%
Registered Investment Companies - 7.2%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(3)	15,672,249	15,672,249

Time Deposits - 3.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2015	$6,561,000	6,561,000

Total Short-Term Investment Securities
(cost $22,233,249)		22,233,249

TOTAL INVESTMENTS
(cost $222,886,004)(2)	107.3%	234,519,445
Liabilities in excess of other assets	(7.3)	(16,048,741)

NET ASSETS	100.0%	$218,470,704

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At August 31, 2015, the Fund had loaned securities with a total value of $15,751,803. This was secured by collateral of $15,672,249, which was received in cash and subsequently invested in short-term investments currently valued at $15,672,249 as reported in the portfolio of investments. Additional collateral of $485,556 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	$17,938
United States Treasury Notes/Bonds	0.10% to 7.50%	09/30/2015 to 08/15/2044	467,618

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2015.

The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2015 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$212,286,196	$—	$—	$212,286,196
Short-Term Investment Securities:
Registered Investment Companies	15,672,249	—	—	15,672,249
Time Deposits	—	6,561,000	—	6,561,000

Total Investments at Value	$227,958,445	$6,561,000	$—	$234,519,445

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Aerospace/Defense - 0.5%

Aerovironment, Inc.†	27,535	$662,217

Apparel Manufacturers - 1.5%

Under Armour, Inc., Class A†#	19,906	1,901,620

Applications Software - 4.8%

Demandware, Inc.†#	15,950	889,851
NetSuite, Inc.†#	12,312	1,093,921
Red Hat, Inc.†	19,605	1,415,677
ServiceNow, Inc.†	24,871	1,764,846
Tableau Software, Inc., Class A†	7,719	726,898

		5,891,193

Athletic Equipment - 1.3%

Jarden Corp.†	30,985	1,590,770

Auto/Truck Parts & Equipment-Original - 0.8%

BorgWarner, Inc.	23,081	1,007,255

Banks-Commercial - 3.6%

Eagle Bancorp, Inc.†	54,877	2,299,895
First Republic Bank	35,842	2,161,631

		4,461,526

Banks-Super Regional - 0.8%

Independent Bank Group, Inc.#	23,905	1,013,333

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	13,756	658,225

Building-Heavy Construction - 1.5%

SBA Communications Corp., Class A†	15,896	1,878,907

Building-Residential/Commercial - 0.8%

M/I Homes, Inc.†	40,686	1,016,336

Chemicals-Specialty - 1.0%

Ashland, Inc.	11,727	1,230,983

Coatings/Paint - 2.1%

Axalta Coating Systems, Ltd.†	88,384	2,579,929

Commercial Services - 1.8%

Healthcare Services Group, Inc.	64,573	2,159,321

Commercial Services-Finance - 4.3%

EVERTEC, Inc.	40,817	738,787
FleetCor Technologies, Inc.†	10,549	1,573,489
Global Payments, Inc.	12,048	1,342,027
Sabre Corp.	60,973	1,659,685

		5,313,988

Computer Software - 1.3%

InterXion Holding NV†	58,681	1,610,207

Computers-Periphery Equipment - 1.9%

Electronics for Imaging, Inc.†	41,143	1,800,829
Kornit Digital, Ltd.†#	42,395	519,339

		2,320,168

Consulting Services - 0.5%

Advisory Board Co.†	13,409	652,080

Diagnostic Equipment - 1.5%

Cepheid†	38,758	1,889,065

Distribution/Wholesale - 1.4%

LKQ Corp.†	58,163	1,744,308

Drug Delivery Systems - 2.0%

DexCom, Inc.†	22,164	2,086,519
Revance Therapeutics, Inc.†#	13,614	411,960

		2,498,479

Electronic Components-Semiconductors - 1.2%

Qorvo, Inc.†	26,660	1,479,897

Electronic Connectors - 1.4%

Amphenol Corp., Class A	32,315	1,692,013

Enterprise Software/Service - 1.8%

Evolent Health, Inc.†#	42,927	729,759
Guidewire Software, Inc.†	19,423	1,085,940
OPOWER, Inc.†#	48,445	438,912

		2,254,611

Finance-Consumer Loans - 1.9%

Navient Corp.	90,202	1,153,684
SLM Corp.†	137,980	1,170,070

		2,323,754

Financial Guarantee Insurance - 0.6%

MGIC Investment Corp.†	66,685	704,194

Food-Canned - 1.1%

TreeHouse Foods, Inc.†	16,327	1,295,874

Food-Misc./Diversified - 2.9%

Hain Celestial Group, Inc.†	33,571	2,043,131
McCormick & Co., Inc.	19,649	1,557,773

		3,600,904

Food-Retail - 0.5%

Sprouts Farmers Market, Inc.†#	32,967	671,538

Hazardous Waste Disposal - 1.1%

Stericycle, Inc.†#	9,373	1,322,905

Industrial Gases - 0.5%

Airgas, Inc.	6,023	581,340

Instruments-Controls - 2.1%

Mettler-Toledo International, Inc.†	2,336	692,741
Sensata Technologies Holding NV†	40,990	1,942,926

		2,635,667

Instruments-Scientific - 1.2%

PerkinElmer, Inc.	31,057	1,511,855

Internet Application Software - 1.3%

Splunk, Inc.†#	25,167	1,559,599

Internet Content-Entertainment - 0.6%

Pandora Media, Inc.†	39,108	701,597

Machinery-General Industrial - 1.6%

IDEX Corp.	9,692	696,176
Middleby Corp.†	12,081	1,311,393

		2,007,569

Machinery-Pumps - 1.4%

Graco, Inc.	25,128	1,733,581

Medical Products - 2.5%

Henry Schein, Inc.†	7,739	1,058,772
Teleflex, Inc.#	10,057	1,315,456
Tornier NV†	30,950	688,328

		3,062,556

Medical-Biomedical/Gene - 3.3%

Achillion Pharmaceuticals, Inc.†#	47,037	347,603
Alder Biopharmaceuticals, Inc.†#	12,215	473,331

Bluebird Bio, Inc.†	5,151	685,444
Corium International, Inc.†#	56,638	566,946
Medivation, Inc.†	4,155	365,889
Nivalis Therapeutics, Inc.†	15,944	231,826
Otonomy, Inc.†#	16,324	370,065
Stemline Therapeutics, Inc.†	19,107	175,976
Ultragenyx Pharmaceutical, Inc.†	7,890	880,682

		4,097,762

Medical-Drugs - 3.3%

Aerie Pharmaceuticals, Inc.†#	11,588	183,206
Alkermes PLC†	22,468	1,338,194
Amicus Therapeutics, Inc.†#	49,882	717,303
Cempra, Inc.†	22,020	757,488
Cidara Therapeutics, Inc.†#	14,381	204,642
Galapagos NV†	10,502	635,791
Ophthotech Corp.†	5,865	258,236

		4,094,860

Medical-Hospitals - 2.9%

Acadia Healthcare Co., Inc.†	21,390	1,562,112
Adeptus Health, Inc., Class A†#	20,197	2,012,429

		3,574,541

MRI/Medical Diagnostic Imaging - 0.9%

Surgical Care Affiliates, Inc.†	31,085	1,136,157

Office Furnishings-Original - 1.0%

Interface, Inc.	48,165	1,167,520

Office Supplies & Forms - 0.8%

Avery Dennison Corp.	17,907	1,040,039

Oil Field Machinery & Equipment - 1.1%

Dril-Quip, Inc.†	19,064	1,314,272

Physicians Practice Management - 0.8%

MEDNAX, Inc.†	12,369	996,323

Power Converter/Supply Equipment - 1.9%

Generac Holdings, Inc.†#	33,579	1,038,263
Hubbell, Inc., Class B	13,598	1,341,714

		2,379,977

Real Estate Investment Trusts - 1.9%

Equinix, Inc.	8,561	2,309,501

Real Estate Management/Services - 0.9%

CBRE Group, Inc., Class A†	33,168	1,062,039

Retail-Apparel/Shoe - 4.1%

Burlington Stores, Inc.†	33,699	1,789,080
Kate Spade & Co.†	74,289	1,408,519
PVH Corp.	15,165	1,804,332

		5,001,931

Retail-Auto Parts - 1.6%

Advance Auto Parts, Inc.	11,082	1,942,120

Retail-Gardening Products - 1.3%

Tractor Supply Co.	18,788	1,602,804

Retail-Home Furnishings - 1.3%

Restoration Hardware Holdings, Inc.†#	17,397	1,608,874

Retail-Misc./Diversified - 1.1%

Five Below, Inc.†#	35,379	1,368,106

Retail-Perfume & Cosmetics - 1.7%

Ulta Salon Cosmetics & Fragrance, Inc.†	13,400	2,118,406

Retail-Pet Food & Supplies - 0.7%

Freshpet, Inc.†#	67,676	879,111

Retail-Restaurants - 4.8%

Bloomin’ Brands, Inc.	41,848	866,254
Chuy’s Holdings, Inc.†	29,729	910,897
Jack in the Box, Inc.	11,434	893,910
Panera Bread Co., Class A†	13,021	2,321,644
Zoe’s Kitchen, Inc.†#	27,471	948,848

		5,941,553

Telecom Services - 1.0%

Level 3 Communications, Inc.†	27,091	1,211,780

Television - 0.4%

AMC Networks, Inc., Class A†	6,659	481,978

Transactional Software - 1.9%

Black Knight Financial Services, Inc., Class A†	70,985	2,304,883

Transport-Rail - 1.0%

Kansas City Southern	13,130	1,217,676

Transport-Truck - 1.9%

Roadrunner Transportation Systems, Inc.†	57,090	1,237,711
Swift Transportation Co.†	57,032	1,111,554

		2,349,265

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†#	8,165	204,778

Total Long-Term Investment Securities
(cost $108,748,365)		122,625,620

SHORT-TERM INVESTMENT SECURITIES - 11.7%
Registered Investment Companies - 11.7%

State Street Navigator Securities Lending Prime Portfolio 0.21%(1)(2)	13,654,604	13,654,604
SSgA U.S. Government Money Market Fund 0.00%(2)	831,112	831,112

Total Short-Term Investment Securities
(cost $14,485,716)		14,485,716

TOTAL INVESTMENTS
(cost $123,234,081)(3)	111.1%	137,111,336
Liabilities in excess of other assets	(11.1)	(13,674,963)

NET ASSETS	100.0%	$123,436,373

†	Non-income producing security
#	The security or a portion thereof is out on loan

(1)	At August 31, 2015, the Fund had loaned securities with a total value of $19,365,783. This was secured by collateral of $13,654,604, which was received in cash and subsequently invested in short-term investments currently valued at $13,654,604 as reported in the Portfolio of Investments. Additional collateral of $6,409,560 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	$48,281
Federal National Mtg. Assoc.	3.00% to 4.00%	01/25/2032 to 02/25/2044	183,686
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	179,838
United States Treasury Bills	0.00%	09/10/2015 to 03/31/2016	624,640
United States Treasury Notes/Bonds	0.12% to 8.88%	09/30/2015 to 05/15/2044	5,373,115

(2)	The rate shown is the 7-day yield as of August 31, 2015.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$122,625,620	$—	$—	$122,625,620
Short-Term Investment Securities	14,485,716	—	—	14,485,716

Total Investments at Value	$137,111,336	$—	$—	$137,111,336

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.#	95,741	$1,807,590
Omnicom Group, Inc.	56,645	3,794,082

		5,601,672

Advertising Services - 0.1%

Nielsen Holdings PLC	85,579	3,870,738

Aerospace/Defense - 1.5%

Boeing Co.	149,108	19,485,433
General Dynamics Corp.	72,407	10,283,966
Lockheed Martin Corp.#	62,032	12,479,598
Northrop Grumman Corp.	44,929	7,356,675
Raytheon Co.	70,749	7,256,017
Rockwell Collins, Inc.	30,667	2,510,094

		59,371,783

Aerospace/Defense-Equipment - 0.5%

Harris Corp.	28,571	2,194,824
United Technologies Corp.	191,951	17,584,631

		19,779,455

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	54,566	3,130,997
Monsanto Co.	110,386	10,779,193
Mosaic Co.	71,958	2,938,045

		16,848,235

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	143,837	6,471,227

Airlines - 0.5%

American Airlines Group, Inc.	160,629	6,261,318
Delta Air Lines, Inc.	190,426	8,336,850
Southwest Airlines Co.	154,948	5,686,592

		20,284,760

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.#	93,128	2,804,084
Michael Kors Holdings, Ltd.†	46,070	2,002,202
Ralph Lauren Corp.	14,011	1,557,883
Under Armour, Inc., Class A†#	38,979	3,723,664
VF Corp.	78,826	5,709,367

		15,797,200

Appliances - 0.1%

Whirlpool Corp.#	18,234	3,065,135

Applications Software - 2.5%

Citrix Systems, Inc.†	37,163	2,531,172
Intuit, Inc.	63,915	5,480,711
Microsoft Corp.	1,875,618	81,626,895
Red Hat, Inc.†	42,503	3,069,142
Salesforce.com, Inc.†	141,355	9,804,383

		102,512,303

Athletic Footwear - 0.4%

NIKE, Inc., Class B	161,463	18,043,490

Audio/Video Products - 0.0%

Harman International Industries, Inc.	16,496	1,612,319

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.#	921,711	12,784,131
General Motors Co.	313,018	9,215,250

		21,999,381

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	82,261	4,850,931

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.#	52,460	2,289,354
Delphi Automotive PLC	66,945	5,055,686
Johnson Controls, Inc.	151,826	6,246,122

		13,591,162

Banks-Commercial - 0.4%

BB&T Corp.	180,169	6,651,839
M&T Bank Corp.	30,829	3,645,221
Regions Financial Corp.	310,769	2,980,275
Zions Bancorporation	47,114	1,366,306

		14,643,641

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	260,029	10,349,154
Northern Trust Corp.	50,861	3,552,132
State Street Corp.	95,450	6,864,764

		20,766,050

Banks-Super Regional - 2.7%

Capital One Financial Corp.	126,691	9,850,225
Comerica, Inc.	41,272	1,815,968
Fifth Third Bancorp	187,788	3,740,737
Huntington Bancshares, Inc.	187,461	2,045,199
KeyCorp	196,685	2,702,452
PNC Financial Services Group, Inc.	120,083	10,941,963
SunTrust Banks, Inc.	119,688	4,831,805
US Bancorp	411,089	17,409,619
Wells Fargo & Co.	1,086,426	57,939,099

		111,277,067

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	909,532	35,762,798
Coca-Cola Enterprises, Inc.	49,697	2,558,898
Dr Pepper Snapple Group, Inc.	44,453	3,410,879
Monster Beverage Corp.†	34,128	4,725,363
PepsiCo, Inc.	342,231	31,803,527

		78,261,465

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	36,129	3,544,255
Constellation Brands, Inc., Class A	39,282	5,028,096

		8,572,351

Brewery - 0.1%

Molson Coors Brewing Co., Class B	37,016	2,520,419

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	34,582	919,881
Discovery Communications, Inc., Class C†	60,537	1,535,219
Scripps Networks Interactive, Inc., Class A#	22,036	1,169,891

		3,624,991

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	14,394	2,415,313
Vulcan Materials Co.	30,757	2,879,471

		5,294,784

Building Products-Wood - 0.1%

Masco Corp.	80,592	2,113,928

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	77,353	2,349,211
Lennar Corp., Class A	41,393	2,106,904
PulteGroup, Inc.	76,082	1,574,136

		6,030,251

Cable/Satellite TV - 1.1%

Cablevision Systems Corp., Class A#	51,117	1,286,615
Comcast Corp., Class A	582,780	32,827,997
Time Warner Cable, Inc.	65,542	12,192,123

		46,306,735

Casino Hotels - 0.0%

Wynn Resorts, Ltd.#	18,904	1,418,745

Chemicals-Diversified - 1.0%

Dow Chemical Co.	251,264	10,995,313
E.I. du Pont de Nemours & Co.#	209,885	10,809,077
Eastman Chemical Co.	34,541	2,502,841
FMC Corp.	30,960	1,309,918
LyondellBasell Industries NV, Class A	91,082	7,776,581
PPG Industries, Inc.	63,031	6,006,224

		39,399,954

Chemicals-Specialty - 0.3%

Ecolab, Inc.	62,133	6,781,196
International Flavors & Fragrances, Inc.#	18,753	2,054,391
Sigma-Aldrich Corp.	27,690	3,860,263

		12,695,850

Coal - 0.0%

CONSOL Energy, Inc.#	53,054	808,012

Coatings/Paint - 0.1%

Sherwin-Williams Co.	18,364	4,697,695

Coffee - 0.0%

Keurig Green Mountain, Inc.	26,773	1,515,352

Commercial Services - 0.1%

Cintas Corp.	22,013	1,870,885
Quanta Services, Inc.†	49,113	1,190,499

		3,061,384

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.	108,862	8,417,210
Equifax, Inc.	27,592	2,701,257
H&R Block, Inc.#	63,818	2,171,088
MasterCard, Inc., Class A	224,715	20,756,925
McGraw Hill Financial, Inc.	63,459	6,154,888
Moody’s Corp.	41,248	4,220,083
PayPal Holdings, Inc.†	256,314	8,970,990
Total System Services, Inc.	38,033	1,743,052
Western Union Co.#	119,709	2,207,434

		57,342,927

Computer Aided Design - 0.1%

Autodesk, Inc.†	52,782	2,467,559

Computer Services - 1.4%

Accenture PLC, Class A	145,201	13,688,098
Cognizant Technology Solutions Corp., Class A†	141,552	8,909,283
Computer Sciences Corp.	31,921	1,978,783
International Business Machines Corp.	212,334	31,402,075
Teradata Corp.†	32,923	962,339

		56,940,578

Computer Software - 0.1%

Akamai Technologies, Inc.†	41,399	2,952,163

Computers - 4.0%

Apple, Inc.	1,335,730	150,616,915
Hewlett-Packard Co.	418,828	11,752,313

		162,369,228

Computers-Memory Devices - 0.6%

EMC Corp.#	450,279	11,198,439
NetApp, Inc.	72,290	2,310,388
SanDisk Corp.	48,206	2,630,119
Seagate Technology PLC#	73,587	3,782,372
Western Digital Corp.	50,326	4,124,719

		24,046,037

Consumer Products-Misc. - 0.3%

Clorox Co.#	30,414	3,381,124
Kimberly-Clark Corp.	84,418	8,993,050

		12,374,174

Containers-Metal/Glass - 0.1%

Ball Corp.	31,963	2,106,681
Owens-Illinois, Inc.†	37,386	779,498

		2,886,179

Containers-Paper/Plastic - 0.2%

Sealed Air Corp.	48,728	2,507,056
WestRock Co.	60,452	3,587,826

		6,094,882

Cosmetics & Toiletries - 1.5%

Colgate-Palmolive Co.	197,146	12,382,740
Estee Lauder Cos., Inc., Class A	51,763	4,129,135
Procter & Gamble Co.	629,024	44,453,126

		60,965,001

Cruise Lines - 0.2%

Carnival Corp.	104,568	5,147,883
Royal Caribbean Cruises, Ltd.#	38,240	3,371,238

		8,519,121

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.	8,354	885,273
Fidelity National Information Services, Inc.	65,722	4,538,761
Fiserv, Inc.†	54,900	4,681,323
Paychex, Inc.	75,795	3,385,005

		13,490,362

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	32,416	1,698,922
Patterson Cos., Inc.	19,866	910,459

		2,609,381

Diagnostic Equipment - 0.3%

Danaher Corp.	142,780	12,424,716

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	39,868	3,015,616

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	17,214	3,335,901

Distribution/Wholesale - 0.2%

Fastenal Co.#	63,031	2,429,215
Fossil Group, Inc.†#	9,959	613,275
Genuine Parts Co.	35,288	2,946,195
WW Grainger, Inc.#	13,808	3,085,260

		9,073,945

Diversified Banking Institutions - 4.0%

Bank of America Corp.	2,434,977	39,787,524
Citigroup, Inc.	703,484	37,622,324
Goldman Sachs Group, Inc.	93,154	17,568,845
JPMorgan Chase & Co.	860,438	55,154,076
Morgan Stanley	356,274	12,273,639

		162,406,408

Diversified Manufacturing Operations - 2.6%

3M Co.	147,076	20,905,383
Dover Corp.	37,186	2,303,673
Eaton Corp. PLC	108,300	6,179,598

General Electric Co.	2,336,166	57,983,640
Illinois Tool Works, Inc.	78,431	6,629,772
Ingersoll-Rand PLC	61,376	3,393,479
Parker-Hannifin Corp.	32,153	3,461,592
Pentair PLC	41,650	2,302,829
Textron, Inc.	64,373	2,497,672

		105,657,638

Diversified Operations - 0.0%

Leucadia National Corp.	73,110	1,568,941

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	88,536	45,409,229
eBay, Inc.†	256,314	6,948,673

		52,357,902

E-Commerce/Services - 0.8%

Expedia, Inc.	23,117	2,658,224
Netflix, Inc.†#	98,390	11,317,802
Priceline Group, Inc.†	12,018	15,006,155
TripAdvisor, Inc.†	25,953	1,814,115

		30,796,296

Electric Products-Misc. - 0.3%

AMETEK, Inc.	55,997	3,013,759
Emerson Electric Co.	154,950	7,394,214

		10,407,973

Electric-Distribution - 0.3%

PG&E Corp.	111,321	5,519,295
PPL Corp.	154,904	4,800,475

		10,319,770

Electric-Integrated - 2.4%

AES Corp.	158,227	1,898,724
Ameren Corp.	56,256	2,266,554
American Electric Power Co., Inc.	113,596	6,167,127
CMS Energy Corp.	63,990	2,097,592
Consolidated Edison, Inc.#	67,905	4,271,903
Dominion Resources, Inc.#	137,600	9,597,600
DTE Energy Co.	41,578	3,245,579
Duke Energy Corp.	160,337	11,369,497
Edison International	75,541	4,417,638
Entergy Corp.	41,623	2,719,230
Eversource Energy	73,648	3,479,131
Exelon Corp.	199,684	6,142,280
FirstEnergy Corp.	97,849	3,127,254
NextEra Energy, Inc.	102,972	10,133,474
Pepco Holdings, Inc.	58,616	1,346,996
Pinnacle West Capital Corp.	25,677	1,528,552
Public Service Enterprise Group, Inc.	117,287	4,720,802
SCANA Corp.	33,135	1,752,510
Southern Co.	210,585	9,141,495
TECO Energy, Inc.	54,514	1,148,610
WEC Energy Group, Inc.	73,084	3,482,453
Xcel Energy, Inc.	117,531	3,964,321

		98,019,322

Electronic Components-Misc. - 0.3%

Corning, Inc.	291,803	5,021,930
Garmin, Ltd.#	27,962	1,051,651
TE Connectivity, Ltd.#	94,271	5,589,327

		11,662,908

Electronic Components-Semiconductors - 1.9%

Altera Corp.	69,809	3,389,227
Avago Technologies, Ltd.	60,240	7,588,433
Broadcom Corp., Class A	126,092	6,515,174
Intel Corp.	1,099,925	31,391,859
Microchip Technology, Inc.#	48,765	2,072,513
Micron Technology, Inc.†	249,781	4,098,906
NVIDIA Corp.	118,501	2,663,902
Qorvo, Inc.†	34,647	1,923,255
Skyworks Solutions, Inc.#	44,307	3,870,216
Texas Instruments, Inc.	241,214	11,539,678
Xilinx, Inc.	59,956	2,511,557

		77,564,720

Electronic Connectors - 0.1%

Amphenol Corp., Class A	71,625	3,750,285

Electronic Forms - 0.2%

Adobe Systems, Inc.†	110,191	8,657,707

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	77,253	2,805,056
FLIR Systems, Inc.	32,488	930,132

		3,735,188

Electronic Security Devices - 0.1%

Allegion PLC	22,183	1,322,329
Tyco International PLC	97,619	3,542,593

		4,864,922

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	19,095	2,013,950

Energy-Alternate Sources - 0.0%

First Solar, Inc.†	17,531	838,683

Engineering/R&D Services - 0.1%

Fluor Corp.	34,181	1,559,337
Jacobs Engineering Group, Inc.†	29,116	1,176,578

		2,735,915

Engines-Internal Combustion - 0.1%

Cummins, Inc.#	38,877	4,733,275

Enterprise Software/Service - 0.7%

CA, Inc.#	73,398	2,003,032
Oracle Corp.	739,148	27,414,999

		29,418,031

Entertainment Software - 0.2%

Activision Blizzard, Inc.	116,175	3,326,090
Electronic Arts, Inc.†	72,091	4,768,820

		8,094,910

Finance-Consumer Loans - 0.0%

Navient Corp.	90,197	1,153,620

Finance-Credit Card - 1.4%

Alliance Data Systems Corp.†	14,386	3,699,935
American Express Co.#	202,545	15,539,253
Discover Financial Services	102,597	5,512,537
Visa, Inc., Class A	448,190	31,955,947

		56,707,672

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	268,001	8,141,870
E*TRADE Financial Corp.†	67,212	1,767,004

		9,908,874

Finance-Other Services - 0.4%

CME Group, Inc.	73,568	6,947,762
Intercontinental Exchange, Inc.	25,910	5,918,103
NASDAQ OMX Group, Inc.	27,459	1,405,626

		14,271,491

Food-Confectionery - 0.1%

Hershey Co.	34,027	3,046,097
J.M. Smucker Co.	22,471	2,645,286

		5,691,383

Food-Meat Products - 0.1%

Hormel Foods Corp.#	31,249	1,909,314
Tyson Foods, Inc., Class A#	67,639	2,859,777

		4,769,091

Food-Misc./Diversified - 1.1%

Campbell Soup Co.#	41,205	1,977,428
ConAgra Foods, Inc.	99,015	4,126,945
General Mills, Inc.	138,207	7,844,629
Kellogg Co.	58,093	3,850,404
Kraft Heinz Co.	137,323	9,977,889
McCormick & Co., Inc.	29,627	2,348,829
Mondelez International, Inc., Class A	377,142	15,975,735

		46,101,859

Food-Retail - 0.3%

Kroger Co.	227,312	7,842,264
Whole Foods Market, Inc.	83,069	2,721,340

		10,563,604

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	137,667	5,488,783

Gas-Distribution - 0.2%

AGL Resources, Inc.	27,807	1,695,949
CenterPoint Energy, Inc.#	99,746	1,857,270
NiSource, Inc.	73,586	1,235,509
Sempra Energy	53,960	5,118,106

		9,906,834

Gold Mining - 0.1%

Newmont Mining Corp.	122,616	2,093,055

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	19,718	2,782,999

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	62,300	2,624,699

Home Furnishings - 0.0%

Leggett & Platt, Inc.	31,949	1,419,175

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	47,811	3,378,325
Starwood Hotels & Resorts Worldwide, Inc.	39,621	2,831,713
Wyndham Worldwide Corp.	27,833	2,128,668

		8,338,706

Human Resources - 0.0%

Robert Half International, Inc.	31,317	1,598,107

Independent Power Producers - 0.0%

NRG Energy, Inc.	77,322	1,540,254

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	31,207	3,489,879

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	44,814	6,252,897
Airgas, Inc.	15,757	1,520,866
Praxair, Inc.#	66,846	7,068,965

		14,842,728

Instruments-Controls - 0.4%

Honeywell International, Inc.	181,243	17,991,993

Instruments-Scientific - 0.4%

PerkinElmer, Inc.	26,244	1,277,558
Thermo Fisher Scientific, Inc.	92,291	11,570,523
Waters Corp.†	19,172	2,327,097

		15,175,178

Insurance Brokers - 0.3%

Aon PLC	65,321	6,103,594
Marsh & McLennan Cos., Inc.	124,833	6,707,277

		12,810,871

Insurance-Life/Health - 0.6%

Aflac, Inc.	100,599	5,895,101
Lincoln National Corp.	58,664	2,979,545
Principal Financial Group, Inc.	63,541	3,199,289
Prudential Financial, Inc.	105,031	8,476,002
Torchmark Corp.#	29,238	1,709,253
Unum Group	57,850	1,940,289

		24,199,479

Insurance-Multi-line - 1.4%

ACE, Ltd.	75,722	7,735,759
Allstate Corp.	94,831	5,526,751
American International Group, Inc.(1)	309,155	18,654,413
Assurant, Inc.	15,746	1,170,715
Cincinnati Financial Corp.	34,296	1,794,710
Genworth Financial, Inc., Class A†	115,322	597,368
Hartford Financial Services Group, Inc.	97,363	4,473,830
Loews Corp.	68,884	2,510,822
MetLife, Inc.	258,709	12,961,321
XL Group PLC	71,095	2,651,132

		58,076,821

Insurance-Property/Casualty - 0.4%

Chubb Corp.	53,269	6,435,428
Progressive Corp.	123,787	3,708,658
Travelers Cos., Inc.	73,892	7,355,949

		17,500,035

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	422,851	56,678,948

Internet Content-Entertainment - 1.1%

Facebook, Inc., Class A†	488,330	43,671,352

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	16,677	2,024,755

Internet Security - 0.1%

Symantec Corp.	157,831	3,233,957
VeriSign, Inc.†#	24,296	1,674,966

		4,908,923

Investment Management/Advisor Services - 0.7%

Affiliated Managers Group, Inc.†	12,688	2,365,551
Ameriprise Financial, Inc.	42,054	4,738,224
BlackRock, Inc.	29,442	8,905,322
Franklin Resources, Inc.	90,431	3,669,690
Invesco, Ltd.	99,862	3,406,293
Legg Mason, Inc.	22,617	1,002,611
T. Rowe Price Group, Inc.	60,918	4,378,786

		28,466,477

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	139,958	10,698,389
Joy Global, Inc.#	22,595	547,251

		11,245,640

Machinery-Farming - 0.2%

Deere & Co.#	77,410	6,330,590

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	23,306	3,777,670

Machinery-Pumps - 0.1%

Flowserve Corp.	31,229	1,409,365
Xylem, Inc.	42,052	1,364,587

		2,773,952

Medical Information Systems - 0.1%

Cerner Corp.†#	71,000	4,384,960

Medical Instruments - 1.0%

Boston Scientific Corp.†	310,844	5,203,528
Edwards Lifesciences Corp.†	24,937	3,513,125
Intuitive Surgical, Inc.†	8,545	4,366,068
Medtronic PLC	330,410	23,885,339
St. Jude Medical, Inc.	64,948	4,598,968

		41,567,028

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†	23,278	2,742,381
Quest Diagnostics, Inc.	33,303	2,257,944

		5,000,325

Medical Products - 0.7%

Baxter International, Inc.	126,189	4,851,967
Becton Dickinson and Co.#	48,547	6,846,098
Henry Schein, Inc.†	19,388	2,652,472
Stryker Corp.	69,311	6,837,530
Varian Medical Systems, Inc.†	23,138	1,879,963
Zimmer Biomet Holdings, Inc.	39,557	4,096,523

		27,164,553

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	51,911	8,938,555
Amgen, Inc.	176,285	26,756,537
Biogen, Inc.†	54,539	16,214,445
Celgene Corp.†#	183,895	21,714,322
Gilead Sciences, Inc.#	340,737	35,801,236
Regeneron Pharmaceuticals, Inc.†	17,480	8,975,980
Vertex Pharmaceuticals, Inc.†#	56,515	7,206,793

		125,607,868

Medical-Drugs - 5.9%

Abbott Laboratories#	345,177	15,633,066
AbbVie, Inc.	398,690	24,882,243
Baxalta, Inc.	126,189	4,435,543
Bristol-Myers Squibb Co.	386,498	22,985,036
Eli Lilly & Co.	226,424	18,646,017
Endo International PLC†	47,013	3,620,001
Johnson & Johnson#	642,947	60,424,159
Mallinckrodt PLC†	27,121	2,338,915
Merck & Co., Inc.	655,045	35,274,173
Pfizer, Inc.	1,427,694	46,000,301
Zoetis, Inc.	115,919	5,201,286

		239,440,740

Medical-Generic Drugs - 1.0%

Allergan PLC†	90,991	27,637,606
Hospira, Inc.†	40,059	3,604,108
Mylan NV†#	95,438	4,732,771
Perrigo Co. PLC	33,912	6,204,879

		42,179,364

Medical-HMO - 1.4%

Aetna, Inc.#	80,964	9,271,997
Anthem, Inc.	61,333	8,651,020
Cigna Corp.	59,672	8,401,221
Humana, Inc.	34,727	6,347,748
UnitedHealth Group, Inc.	220,705	25,535,569

		58,207,555

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	67,243	5,824,589
Tenet Healthcare Corp.†	23,005	1,132,536
Universal Health Services, Inc., Class B	21,135	2,898,454

		9,855,579

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	48,388	4,840,735
Cardinal Health, Inc.	76,706	6,310,603
McKesson Corp.	53,686	10,607,280

		21,758,618

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	32,049	7,379,282

Metal-Aluminum - 0.1%

Alcoa, Inc.#	303,683	2,869,804

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.#	241,140	2,565,730

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	48,470	2,716,744

Multimedia - 1.6%

Time Warner, Inc.	191,188	13,593,467
Twenty-First Century Fox, Inc., Class A#	410,249	11,236,720
Viacom, Inc., Class B	82,835	3,377,183
Walt Disney Co.#	361,932	36,873,632

		65,081,002

Networking Products - 0.8%

Cisco Systems, Inc.	1,179,195	30,517,567

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	57,838	2,370,201
Waste Management, Inc.	98,718	4,941,823

		7,312,024

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	46,761	926,335
Xerox Corp.	240,599	2,446,892

		3,373,227

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	21,103	1,225,662

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.#	15,582	369,449
Ensco PLC, Class A#	54,333	983,971
Helmerich & Payne, Inc.#	24,960	1,472,889
Transocean, Ltd.#	79,190	1,126,874

		3,953,183

Oil Companies-Exploration & Production - 1.9%

Anadarko Petroleum Corp.	117,768	8,429,833
Apache Corp.	87,431	3,955,378
Cabot Oil & Gas Corp.	95,896	2,269,858
Chesapeake Energy Corp.#	120,001	937,208
Cimarex Energy Co.	21,717	2,399,946
ConocoPhillips#	285,866	14,050,314
Devon Energy Corp.	89,597	3,822,208
EOG Resources, Inc.	127,274	9,966,827
EQT Corp.	35,321	2,748,680
Hess Corp.	56,636	3,367,010
Newfield Exploration Co.†	37,746	1,257,319
Noble Energy, Inc.	99,272	3,316,678
Occidental Petroleum Corp.#	178,093	13,002,570
Pioneer Natural Resources Co.	34,615	4,259,722
Range Resources Corp.#	38,606	1,490,964
Southwestern Energy Co.†	89,725	1,457,134

		76,731,649

Oil Companies-Integrated - 2.8%

Chevron Corp.	436,000	35,311,640
Exxon Mobil Corp.	969,415	72,938,784
Marathon Oil Corp.	156,492	2,705,747
Murphy Oil Corp.	38,787	1,202,397

		112,158,568

Oil Field Machinery & Equipment - 0.2%

Cameron International Corp.†	44,378	2,962,675
FMC Technologies, Inc.†	53,538	1,862,052
National Oilwell Varco, Inc.	89,929	3,806,694

		8,631,421

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	125,961	5,959,215
Phillips 66	125,742	9,942,420
Tesoro Corp.	29,197	2,686,416
Valero Energy Corp.	117,926	6,997,729

		25,585,780

Oil-Field Services - 0.9%

Baker Hughes, Inc.	100,781	5,643,736
Halliburton Co.	197,280	7,762,968
Schlumberger, Ltd.#	294,393	22,777,186

		36,183,890

Paper & Related Products - 0.1%

International Paper Co.	98,044	4,229,618

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	156,690	13,099,284

Pipelines - 0.7%

Columbia Pipeline Group, Inc.	73,586	1,866,141
Kinder Morgan, Inc.#	402,159	13,033,973
ONEOK, Inc.#	48,402	1,742,956
Spectra Energy Corp.#	155,651	4,524,775
Williams Cos., Inc.	156,297	7,533,515

		28,701,360

Publishing-Newspapers - 0.0%

News Corp., Class A†	116,098	1,582,416

Real Estate Investment Trusts - 2.5%

American Tower Corp.	98,096	9,043,470
Apartment Investment & Management Co., Class A	36,233	1,305,475
AvalonBay Communities, Inc.	30,648	5,058,759
Boston Properties, Inc.	35,568	4,032,700
Crown Castle International Corp.	78,247	6,525,017
Equinix, Inc.	13,197	3,560,155
Equity Residential	84,393	6,013,001
Essex Property Trust, Inc.	15,152	3,251,922
General Growth Properties, Inc.	145,887	3,702,612
HCP, Inc.	107,042	3,966,977
Health Care REIT, Inc.#	81,389	5,155,993
Host Hotels & Resorts, Inc.#	175,671	3,114,647
Iron Mountain, Inc.	43,448	1,231,316
Kimco Realty Corp.	95,699	2,205,862
Macerich Co.	32,657	2,487,810
Plum Creek Timber Co., Inc.	40,720	1,567,313
Prologis, Inc.	121,503	4,617,114
Public Storage	33,673	6,777,365
Realty Income Corp.#	53,916	2,409,506
Simon Property Group, Inc.	72,169	12,941,345
SL Green Realty Corp.	23,089	2,389,943
Ventas, Inc.	76,716	4,220,914
Vornado Realty Trust	40,596	3,539,565
Weyerhaeuser Co.	120,042	3,353,974

		102,472,755

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	64,850	2,076,497

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	22,483	1,558,746

Retail-Apparel/Shoe - 0.4%

Coach, Inc.	64,059	1,937,785
Gap, Inc.#	60,963	2,000,196
L Brands, Inc.	56,862	4,770,722
PVH Corp.	19,172	2,281,084
Ross Stores, Inc.	95,939	4,664,554
Urban Outfitters, Inc.†	22,578	696,757

		16,351,098

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	16,969	2,973,817
AutoZone, Inc.†	7,354	5,265,391
O’Reilly Automotive, Inc.†	23,414	5,620,999

		13,860,207

Retail-Automobile - 0.1%

AutoNation, Inc.†	17,448	1,044,088
CarMax, Inc.†	48,510	2,959,110

		4,003,198

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	39,718	2,466,885

Retail-Building Products - 1.2%

Home Depot, Inc.	301,175	35,074,841
Lowe’s Cos., Inc.	216,249	14,957,943

		50,032,784

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	24,743	1,051,083

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	67,887	2,494,168

Retail-Discount - 1.4%

Costco Wholesale Corp.	101,897	14,270,675
Dollar General Corp.	68,886	5,131,318
Dollar Tree, Inc.†	51,678	3,940,964
Target Corp.	148,038	11,504,033
Wal-Mart Stores, Inc.	365,884	23,683,672

		58,530,662

Retail-Drug Store - 1.1%

CVS Health Corp.	261,610	26,788,864
Walgreens Boots Alliance, Inc.	202,318	17,510,623

		44,299,487

Retail-Gardening Products - 0.1%

Tractor Supply Co.	31,631	2,698,441

Retail-Jewelry - 0.1%

Signet Jewelers, Ltd.	18,578	2,563,764
Tiffany & Co.	26,053	2,142,859

		4,706,623

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	32,690	2,382,447
TJX Cos., Inc.	157,751	11,093,051

		13,475,498

Retail-Office Supplies - 0.1%

Staples, Inc.	148,539	2,110,739

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	45,879	2,341,205
Macy’s, Inc.	77,998	4,571,463

		6,912,668

Retail-Restaurants - 1.4%

Chipotle Mexican Grill, Inc.†	7,198	5,110,652
Darden Restaurants, Inc.	29,165	1,983,512

McDonald’s Corp.	222,237	21,116,960
Starbucks Corp.	347,900	19,033,609
Yum! Brands, Inc.	100,254	7,997,261

		55,241,994

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	62,546	1,861,994

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	111,724	1,039,033
People’s United Financial, Inc.#	71,668	1,110,854

		2,149,887

Security Services - 0.0%

ADT Corp.#	39,716	1,301,890

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	72,697	4,060,854
Linear Technology Corp.	55,521	2,236,386
QUALCOMM, Inc.	377,826	21,377,395

		27,674,635

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	285,553	4,593,120
KLA-Tencor Corp.	37,078	1,857,979
Lam Research Corp.#	36,709	2,671,314

		9,122,413

Steel-Producers - 0.1%

Nucor Corp.	73,993	3,203,157

Telecom Services - 0.1%

Level 3 Communications, Inc.†	68,212	3,051,123

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	81,475	2,094,722

Telephone-Integrated - 2.4%

AT&T, Inc.	1,428,222	47,416,971
CenturyLink, Inc.	130,708	3,534,344
Frontier Communications Corp.#	267,401	1,355,723
Verizon Communications, Inc.	945,623	43,508,114

		95,815,152

Television - 0.1%

CBS Corp., Class B	104,977	4,749,159
TEGNA, Inc.	52,597	1,251,283

		6,000,442

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	14,405	2,837,353

Tobacco - 1.5%

Altria Group, Inc.	455,958	24,430,230
Philip Morris International, Inc.	359,178	28,662,404
Reynolds American, Inc.	96,375	8,071,406

		61,164,040

Tools-Hand Held - 0.1%

Snap-on, Inc.	13,522	2,160,410
Stanley Black & Decker, Inc.	35,642	3,618,376

		5,778,786

Toys - 0.1%

Hasbro, Inc.	25,974	1,937,400
Mattel, Inc.#	78,446	1,837,990

		3,775,390

Transport-Rail - 0.8%

CSX Corp.	229,069	6,271,909
Kansas City Southern	25,630	2,376,926
Norfolk Southern Corp.	70,681	5,506,757
Union Pacific Corp.	203,011	17,406,163

		31,561,755

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.	33,812	2,279,943
Expeditors International of Washington, Inc.	44,348	2,171,722
FedEx Corp.	61,120	9,205,283
Ryder System, Inc.	12,359	1,013,067
United Parcel Service, Inc., Class B	160,898	15,711,690

		30,381,705

Transport-Truck - 0.0%

J.B. Hunt Transport Services, Inc.	21,348	1,553,707

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	46,959	3,678,768

Web Portals/ISP - 2.2%

Google, Inc., Class A†	66,357	42,987,392
Google, Inc., Class C†	66,547	41,142,683
Yahoo!, Inc.†	202,353	6,523,860

		90,653,935

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	43,038	2,789,724

Total Long-Term Investment Securities
(cost $2,342,218,076)		4,036,005,388

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Prime Portfolio 0.21%(2)(6)	31,030,984	31,030,984

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.02% due 09/10/15(3)	$7,100,000	7,099,993

Total Short-Term Investment Securities
(cost $38,130,957)		38,130,977

REPURCHASE AGREEMENTS - 0.4%

State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $13,933,000)	13,933,000	13,933,000

TOTAL INVESTMENTS
(cost $2,394,282,033)(4)	100.7%	4,088,069,365
Liabilities in excess of other assets	(0.7)	(27,486,422)

NET ASSETS	100.0%	$4,060,582,943

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	At August 31, 2015, the Fund had loaned securities with a total value of $320,659,896. This was secured by collateral of $31,030,984, which was received in cash and subsequently invested in short-term investments currently valued at $31,030,984 as reported in the Portfolio of Investments. Additional collateral of $297,370,037 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2015
Federal Home Loan Mtg. Corp.	3.50% to 3.50%	11/01/2034 to 12/15/2040	$444
Federal National Mtg. Assoc.	0.75% to 4.00%	04/20/2017 to 02/25/2044	2,525,260
Government National Mtg. Assoc.	0.40% to 4.00%	04/20/2039 to 12/16/2052	1,652
United States Treasury Bills	0.00%	09/10/2015 to 07/21/2016	32,077,137
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2015 to 05/15/2045	262,765,544

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	The rate shown is the 7-day yield as of August 31, 2015.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2015	Unrealized Appreciation (Depreciation)

301	Long	S&P 500 E-Mini Index	September 2015	$31,025,174	$29,636,460	$(1,388,714)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,036,005,388	$—	$—	$4,036,005,388
Short-Term Investment Securities:
Registered Investment Companies	31,030,984	—	—	31,030,984
U.S. Government Treasuries	—	7,099,993	—	7,099,993
Repurchase Agreements	—	13,933,000	—	13,933,000

Total Investments at Value	$4,067,036,372	$21,032,993	$—	$4,088,069,365

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,388,714	$—	$—	$1,388,714

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advertising Services - 1.1%

Nielsen Holdings PLC	26,700	$1,207,641

Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	16,170	1,481,334

Applications Software - 2.3%

Microsoft Corp.	56,054	2,439,470

Banks-Commercial - 1.2%

M&T Bank Corp.	10,890	1,287,634

Banks-Super Regional - 6.4%

PNC Financial Services Group, Inc.	26,193	2,386,706
Wells Fargo & Co.	83,066	4,429,910

		6,816,616

Beverages-Wine/Spirits - 0.5%

Diageo PLC ADR	4,620	491,429

Brewery - 1.1%

Anheuser-Busch InBev NV ADR	10,435	1,136,476

Building & Construction Products-Misc. - 1.5%

Fortune Brands Home & Security, Inc.	32,380	1,549,383

Building-Residential/Commercial - 1.1%

PulteGroup, Inc.	55,640	1,151,192

Cable/Satellite TV - 1.0%

Comcast Corp., Class A	18,614	1,048,527

Chemicals-Diversified - 1.2%

Dow Chemical Co.	28,113	1,230,225

Cruise Lines - 1.4%

Norwegian Cruise Line Holdings, Ltd.†	25,140	1,448,064

Diversified Banking Institutions - 8.0%

Citigroup, Inc.	52,080	2,785,238
Goldman Sachs Group, Inc.	6,732	1,269,655
JPMorgan Chase & Co.	68,107	4,365,659

		8,420,552

Diversified Manufacturing Operations - 6.1%

3M Co.	7,820	1,111,535
Eaton Corp. PLC	27,175	1,550,605
General Electric Co.	79,334	1,969,070
Illinois Tool Works, Inc.	10,162	858,994
Ingersoll-Rand PLC	16,694	923,011

		6,413,215

Electric-Integrated - 3.3%

Dominion Resources, Inc.	8,300	578,925
Edison International	16,524	966,323
Eversource Energy	27,324	1,290,786
NextEra Energy, Inc.	6,155	605,714

		3,441,748

Electronic Components-Semiconductors - 1.9%

Intel Corp.	71,822	2,049,800

Finance-Other Services - 1.4%

Intercontinental Exchange, Inc.	6,410	1,464,108

Food-Misc./Diversified - 1.6%

Ingredion, Inc.	6,700	578,478
Kraft Heinz Co.	15,921	1,156,820

		1,735,298

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	42,450	1,054,033

Insurance Brokers - 1.1%

Marsh & McLennan Cos., Inc.	21,825	1,172,657

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc.	24,819	1,249,637

Insurance-Multi-line - 2.7%

ACE, Ltd.	14,674	1,499,096
MetLife, Inc.	27,920	1,398,792

		2,897,888

Internet Security - 1.2%

Symantec Corp.	62,345	1,277,449

Investment Management/Advisor Services - 3.8%

Ameriprise Financial, Inc.	12,051	1,357,786
BlackRock, Inc.	5,568	1,684,153
Invesco, Ltd.	27,300	931,203

		3,973,142

Medical Instruments - 1.7%

Medtronic PLC	24,175	1,747,611

Medical Products - 0.5%

Baxter International, Inc.	14,230	547,143

Medical-Biomedical/Gene - 1.9%

Amgen, Inc.	7,536	1,143,814
Gilead Sciences, Inc.	8,640	907,805

		2,051,619

Medical-Drugs - 7.9%

AstraZeneca PLC ADR	36,200	1,132,336
Baxalta, Inc.	14,330	503,700
Bristol-Myers Squibb Co.	25,060	1,490,318
Merck & Co., Inc.	53,058	2,857,173
Pfizer, Inc.	28,424	915,821
Roche Holding AG(1)	5,532	1,500,707

		8,400,055

Medical-HMO - 1.4%

UnitedHealth Group, Inc.	12,855	1,487,323

Multimedia - 1.0%

Thomson Reuters Corp.	28,180	1,093,948

Networking Products - 3.1%

Cisco Systems, Inc.	127,019	3,287,252

Oil Companies-Exploration & Production - 4.7%

Anadarko Petroleum Corp.	11,660	834,623
EOG Resources, Inc.	18,660	1,461,265
Occidental Petroleum Corp.	11,710	854,947
Pioneer Natural Resources Co.	7,940	977,096
Southwestern Energy Co.†	51,254	832,365

		4,960,296

Oil Companies-Integrated - 4.3%

Chevron Corp.	23,221	1,880,669
Exxon Mobil Corp.	21,207	1,595,615
Marathon Oil Corp.	60,747	1,050,315

		4,526,599

Oil-Field Services - 1.3%

Halliburton Co.	34,850	1,371,347

Paper & Related Products - 0.8%

International Paper Co.	20,645	890,625

Real Estate Investment Trusts - 0.3%

Paramount Group, Inc.	17,080	280,795

Retail-Apparel/Shoe - 1.2%

PVH Corp.	10,250	1,219,545

Retail-Building Products - 2.4%

Home Depot, Inc.	12,864	1,498,141
Lowe’s Cos., Inc.	15,210	1,052,076

		2,550,217

Retail-Discount - 1.1%

Dollar General Corp.	15,700	1,169,493

Retail-Drug Store - 1.3%

CVS Health Corp.	13,904	1,423,770

Retail-Jewelry - 0.9%

Signet Jewelers, Ltd.	7,100	979,800

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	11,610	846,137

Semiconductor Components-Integrated Circuits - 3.3%

Analog Devices, Inc.	13,969	780,308
Marvell Technology Group, Ltd.	89,370	1,007,200
Maxim Integrated Products, Inc.	51,105	1,720,706

		3,508,214

Steel-Producers - 1.3%

Nucor Corp.	11,765	509,307
Steel Dynamics, Inc.	42,826	834,250

		1,343,557

Telephone-Integrated - 1.6%

Verizon Communications, Inc.	35,995	1,656,130

Television - 0.9%

CBS Corp., Class B	20,675	935,337

Tobacco - 1.0%

British American Tobacco PLC(1)	20,253	1,078,222

Transport-Rail - 0.9%

Union Pacific Corp.	10,700	917,418

Total Long-Term Investment Securities
(cost $85,519,843)		104,709,971

REPURCHASE AGREEMENTS - 0.8%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2015, to be repurchased 09/01/2015 in the amount $802,000 collateralized by $805,000 of U.S. Treasury Notes, bearing interest at 1.88% due 06/30/2020 and having an approximate value of $821,756 (cost $802,000)	$802,000	802,000

TOTAL INVESTMENTS
(cost $86,321,843)(2)	99.9%	105,511,971
Other assets less liabilities	0.1	127,247

NET ASSETS	100.0%	$105,639,218

†	Non-income producing security
(1)	Security was valued using fair value procedures at August 31, 2015. The aggregate value of these securities was $2,578,929 representing 2.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$6,899,348	$1,500,707	$—	$8,400,055
Tobacco	—	1,078,222	—	1,078,222
Other Industries	95,231,694	—	—	95,231,694
Repurchase Agreements	—	802,000	—	802,000

Total Investments at Value	$102,131,042	$3,380,929	$—	$105,511,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2015 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2015, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended August 31, 2015, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of August 31, 2015, the Global Strategy Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended August 31, 2015, the Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of August 31, 2015, the following Funds had open futures contracts: Asset Allocation Fund, Core Equity Fund, Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, to manage and/or gain exposure to certain foreign currencies or to generate income. During the period ended August 31, 2015, the Dynamic Allocation Fund and Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. As of August 31, 2015, the Dynamic Allocation Fund and Health Sciences Fund had open option contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the

Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended August 31, 2015 are summarized as follows:

	Written Options
	Dynamic Allocation		Health Sciences
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2015	156,000	$968,230	226	$130,794
Options Written	212,000	1,709,802	340	252,876
Options terminated in closing purchase transactions	321,000	2,283,310	—	—
Options exercised	—	—	156	86,880
Options expired	—	—	25	3,550

Options Outstanding as of August 31, 2015	47,000	$394,722	385	$293,240

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure. The Funds’ derivative contracts held during the year are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2015, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Futures Contracts(1)(5)	Options Purchased(2)	Futures Contracts(1)(5)	Options Purchased(2)	Forward Foreign Currency Contracts(3)	Total
Fund
Asset Allocation	$8,604	$—	$347,475	$—	$—	$356,079
Dynamic Allocation	—	—	—	1,579,892	—	1,579,892
Global Strategy	—	—	—	—	5,079,058	5,079,058

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Futures Contracts(1)(5)	Options Written(4)	Futures Contracts(1)(5)	Options Written(4)	Forward Foreign Currency Contracts(3)	Total
Fund
Asset Allocation	$—	$—	$271,422	$—	$—	$271,422
Core Equity	—	—	7,175	—	—	7,175
Dynamic Allocation	—	—	10,250	369,771	—	380,021
Global Social Awareness	—	—	178,350	—	—	178,350
Global Strategy	—	—	—	—	3,432,687	3,432,687
Growth & Income	—	—	7,175	—	—	7,175
Health Sciences	—	—	—	49,058	—	49,058
International Equities Index	—	—	556,220	—	—	556,220
Mid Cap Index	—	—	1,189,880	—	—	1,189,880
Nasdaq-100® Index	—	—	110,250	—	—	110,250
Small Cap Index	—	—	278,850	—	—	278,850
Stock Index	—	—	308,525	—	—	308,525

(1)	Represents variation margin on futures contracts.
(2)	Reported as Options-Purchased on the Portfolio of Investments.
(3)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.
(4)	Reported as written call options on the Portfolio of Investments.
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)	Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$(41,033)	International Equities Index	$(5,761,867)
Core Equity	(40,458)	Mid Cap Index	(8,315,216)
Dynamic Allocation	29,423	Nasdaq-100® Index	(529,636)
Global Social Awareness	(1,005,372)	Small Cap Index	(3,913,472)
Growth & Income	(26,507)	Stock Index	(1,388,714)

The following table represents the average monthly balances of derivatives held during the period ended August 31, 2015.

	Average Amount Outstanding During the Year
	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Option Contracts(1)
Fund
Asset Allocation	$53,629,136	$—	$—	$—
Core Equity	714,233	—	—	—
Dynamic Allocation	52,719,933	—	1,398,699	312,416
Global Social Awareness	17,753,800	—	—	—
Global Strategy	—	163,593,735	—	—
Growth & Income	1,508,353	—	—	—
Health Sciences	—	—	—	90,449
International Equities Index	70,116,888	—	—	—
Mid Cap Index	124,027,623	—	—	—
Nasdaq-100® Index	9,747,145	—	—	—
Small Cap Index	50,282,303	—	—	—
Stock Index	60,166,393	—	—	—

(1)	Calculated based on average monthly values.
(2)	Calculated based on average monthly notional amounts.

Note 3. Repurchase Agreements

As of August 31, 2015, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.98%	$2,709,000
International Equities Index	15.69%	43,220,000
Mid Cap Index	15.98%	44,007,000
Money Market I	2.11%	5,810,000
Nasdaq-100® Index	2.55%	7,031,000
Small Cap Index	9.71%	26,745,000
Stock Index	5.06%	13,933,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated August 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $275,458,000, a repurchase price of $275,458,000, and a maturity date of September 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.25%	07/31/2021	$146,460,000	$150,948,267
U.S. Treasury Bonds	8.00%	11/15/2021	44,305,000	61,654,971
U.S. Treasury Bonds	8.13%	08/15/2021	50,000,000	68,364,150

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended August 31, 2015, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2015
VALIC Co. I Blue Chip Growth Fund	$11,055,863	$—	$—	$113,762	$152,068	$40,232	$(283,527)	$10,774,262
VALIC Co. I Broad Cap Value Income Fund	11,187,528	—	—	113,762	152,068	37,652	(844,459)	10,342,415
VALIC Co. I Capital Conservation Fund	15,110,877	—	—	159,267	212,895	(4,796)	(71,768)	14,980,685
VALIC Co. I Dividend Value Fund	6,603,063	—	—	68,257	91,241	15,959	(408,708)	6,187,330
VALIC Co. I Emerging Economies Fund	6,366,533	—	—	68,257	91,241	(16,222)	(1,101,158)	5,226,169
VALIC Co. I Foreign Value Fund	10,827,865	—	—	113,762	152,068	2,767	(1,254,376)	9,537,950
VALIC Co. I Global Real Estate Fund	2,133,092	—	—	22,754	30,414	(1,745)	(129,337)	1,994,350
VALIC Co. I Government Securities Fund	8,651,523	—	—	91,009	121,654	(3,757)	(4,521)	8,612,600
VALIC Co. I Growth & Income Fund	4,450,919	—	—	45,504	60,827	14,426	(306,875)	4,143,147
VALIC Co. I Growth Fund	11,041,206	—	—	113,762	152,068	28,409	(570,247)	10,461,062
VALIC Co. I Inflation Protected Fund	2,154,723	—	—	22,753	30,414	(799)	(40,597)	2,105,666
VALIC Co. I International Equities Fund	4,411,092	—	—	45,504	60,827	3,650	(379,786)	4,019,633
VALIC Co. I International Government Bond Fund	2,150,548	—	—	22,753	30,414	(3,570)	(23,217)	2,116,100
VALIC Co. I International Growth Fund	11,087,954	—	—	113,762	152,068	20,785	(987,034)	10,083,399
VALIC Co. I Large Cap Core Fund	8,942,406	—	—	91,009	121,654	12,781	(498,545)	8,425,997
VALIC Co. I Large Capital Growth Fund	8,884,446	—	—	91,009	121,654	(18,102)	(536,828)	8,298,871
VALIC Co. I Stock Index Fund	33,286,285	—	—	341,287	456,204	95,717	(2,087,441)	31,179,644
VALIC Co. I Value Fund	11,001,993	—	—	113,762	152,068	36,093	(879,795)	10,119,985
VALIC Co. II Capital Appreciation Fund	6,696,657	—	—	68,257	91,241	27,356	(308,006)	6,393,023
VALIC Co. II Core Bond Fund	17,296,081	—	—	182,020	243,309	(2,146)	(185,736)	17,046,910
VALIC Co. II High Yield Bond Fund	2,199,358	—	—	22,753	30,414	(161)	(74,293)	2,117,243
VALIC Co. II Mid Cap Growth Fund	4,394,225	—	—	45,505	60,827	(532)	(265,194)	4,113,177
VALIC Co. II Mid Cap Value Fund	4,426,907	—	—	45,505	60,827	6,073	(314,614)	4,103,044
VALIC Co. II Small Cap Growth Fund	4,375,680	—	—	45,505	60,827	10,185	(256,451)	4,114,092
VALIC Co. II Small Cap Value Fund	4,342,870	—	—	45,504	60,827	1,826	(314,208)	4,015,165
VALIC Co. II Strategic Bond Fund	6,522,000	—	—	68,257	91,241	(5,309)	(167,487)	6,326,220

	$219,601,694	$—	$—	$2,275,241	$3,041,360	$296,772	$(12,294,208)	$206,838,139

Stock Index Fund

Security	Value at 05/31/2015	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2015
American International Group, Inc. Common Stock	$18,911,630	$40,334	$—	$—	$842,593	$460,417	$124,959	$18,654,413

Note 5. Federal Income Taxes

As of August 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$180,351,499	$5,619,512	$(7,864,452)	$(2,244,940)
Blue Chip Growth	419,427,083	224,778,832	(8,110,560)	216,668,272
Broad Cap Value Income	48,426,868	12,282,968	(3,781,762)	8,501,206
Capital Conservation	274,417,929	2,388,026	(2,656,554)	(268,528)
Core Equity	209,320,067	47,847,900	(14,685,013)	33,162,887
Dividend Value	530,234,594	74,309,725	(29,519,130)	44,790,595
Dynamic Allocation	255,827,905	8,011,299	(6,811,417)	1,199,882
Emerging Economies	636,090,345	29,544,309	(99,674,307)	(70,129,998)
Foreign Value	1,023,276,347	82,224,114	(173,562,698)	(91,338,584)
Global Real Estate	514,872,762	31,531,331	(36,498,316)	(4,966,985)
Global Social Awareness	372,615,161	34,104,967	(35,290,848)	(1,185,881)
Global Strategy	480,342,144	61,654,008	(55,104,105)	6,549,903
Government Securities	148,517,356	3,742,912	(707,559)	3,035,353
Growth	930,537,945	99,262,214	(31,791,598)	67,470,616
Growth & Income	105,175,973	14,203,869	(5,562,589)	8,641,280
Health Sciences	669,060,468	286,476,522	(9,498,472)	276,978,050
Inflation Protected	451,159,784	17,199,711	(17,821,710)	(621,999)
International Equities Index	1,150,536,363	93,879,307	(131,719,349)	(37,840,042)
International Government Bond	164,210,416	2,337,727	(13,331,664)	(10,993,937)
International Growth	525,504,373	69,812,474	(36,231,702)	33,580,772
Large Cap Core	142,067,200	21,432,342	(5,097,635)	16,334,707
Large Capital Growth	363,366,040	49,673,491	(18,446,408)	31,227,083
Mid Cap Index	2,561,056,240	895,021,259	(212,001,153)	683,020,106
Mid Cap Strategic Growth	264,248,909	52,758,418	(23,186,911)	29,571,507
Money Market I	358,215,276	—	—	—
Nasdaq-100® Index	185,704,040	136,113,221	(5,391,063)	130,722,158
Science & Technology	998,487,817	98,935,738	(66,091,590)	32,844,148
Small Cap Aggressive Growth	120,675,454	16,077,243	(6,353,776)	9,723,467
Small Cap	296,784,331	77,916,463	(29,245,244)	48,671,219
Small Cap Index	961,357,801	301,929,923	(116,693,555)	185,236,368
Small Cap Special Values	225,894,735	27,934,300	(19,309,590)	8,624,710
Small-Mid Growth	123,648,399	19,503,241	(6,040,304)	13,462,937
Stock Index	2,442,981,342	1,801,551,352	(156,463,329)	1,645,088,023
Value	86,522,021	23,072,718	(4,082,768)	18,989,950

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	October 29, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 29, 2015